Short 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 81.4%

REPURCHASE AGREEMENTS(a) - 81.4%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $25,813,444
(Cost $25,809,661)	25,809,661	25,809,661

Total Investments - 81.4% (Cost $25,809,661)		25,809,661
Other assets less liabilities - 18.6%		5,901,597
Net Assets - 100.0%		31,711,258

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation

U.S. Treasury 10 Year Note	6	12/19/2023	U.S. Dollar	$666,094	$(5,917)

Swap Agreements

Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
(7,872,446)	11/6/2024	Bank of America NA	(4.84)%	ICE U.S. Treasury 7-10 Year Bond Index	307,995
(9,581,604)	11/8/2023	Citibank NA	(4.86)%	ICE U.S. Treasury 7-10 Year Bond Index	278,137
(13,647,871)	11/6/2024	Goldman Sachs International	(5.11)%	ICE U.S. Treasury 7-10 Year Bond Index	468,551
(31,101,921)					1,054,683
				Total Unrealized Appreciation	1,054,683

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.6%

REPURCHASE AGREEMENTS(a) - 53.5%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $105,082,951 (Cost $105,067,549)	105,067,549	105,067,549

U.S. TREASURY OBLIGATIONS(b) - 38.1%
U.S. Treasury Bills
4.80%, 9/28/2023 (Cost $74,736,469)(c)	75,000,000	74,703,422

TOTAL SHORT-TERM INVESTMENTS (Cost $179,804,018)		179,770,971
Total Investments - 91.6% (Cost $179,804,018)		179,770,971
Other assets less liabilities - 8.4%		16,525,802
Net Assets - 100.0%		196,296,773

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,871,637.
(c)	The rate shown was the current yield as of August 31, 2023.

Short 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation

U.S. Treasury Long Bond	43	12/19/2023	U.S. Dollar	$5,227,188	$(68,613)

Swap Agreements

Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)

(30,957,385)	11/6/2024	Bank of America NA	(5.03)%	ICE U.S. Treasury 20+ Year Bond Index	1,003,098
(41,418,556)	11/8/2023	Citibank NA	(4.88)%	ICE U.S. Treasury 20+ Year Bond Index	2,086,007
(55,725,279)	11/6/2024	Goldman Sachs International	(4.91)%	ICE U.S. Treasury 20+ Year Bond Index	2,712,871
(18,211,091)	11/6/2024	Morgan Stanley & Co. International plc	(5.16)%	ICE U.S. Treasury 20+ Year Bond Index	1,087,850
(45,969,037)	11/6/2024	Societe Generale	(5.05)%	ICE U.S. Treasury 20+ Year Bond Index	3,390,217
(192,281,348)					10,280,043
				Total Unrealized Appreciation	10,280,043

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 103.5%

REPURCHASE AGREEMENTS(a) - 28.9%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $57,727,659
(Cost $57,719,198)	57,719,198	57,719,198

U.S. TREASURY OBLIGATIONS(b) - 74.6%
U.S. Treasury Bills
4.66%, 9/14/2023(c)	50,000,000	49,905,434
5.23%, 9/19/2023(c)	25,000,000	24,934,125
5.22%, 11/2/2023(c)	25,000,000	24,772,882
5.20%, 11/9/2023(c)	25,000,000	24,746,940
5.36%, 11/24/2023(c)	25,000,000	24,690,386
TOTAL U.S. TREASURY OBLIGATIONS (Cost $149,086,149)		149,049,767

TOTAL SHORT-TERM INVESTMENTS (Cost $206,805,347)		206,768,965
Total Investments - 103.5% (Cost $206,805,347)		206,768,965
Liabilities in excess of other assets - (3.5%)		(7,066,364)
Net Assets - 100.0%		199,702,601

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $18,766,689.
(c)	The rate shown was the current yield as of August 31, 2023.

Short Dow30SM

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation

DJIA CBOT E-Mini Index	6	9/15/2023	U.S. Dollar	$1,043,730	$12,732

Swap Agreements

Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)

(9,374,916)	3/6/2025	Bank of America NA	(5.78)%	Dow Jones Industrial AverageSM	(87,246)
(10,972,124)	11/6/2023	Barclays Capital	(5.53)%	Dow Jones Industrial AverageSM	(7,184,729)
(83,714,525)	2/11/2025	BNP Paribas SA	(5.63)%	Dow Jones Industrial AverageSM	(1,947,950)
(10,798,514)	3/6/2025	Citibank NA	(5.81)%	Dow Jones Industrial AverageSM	(512,311)
(30,902,500)	11/7/2024	Goldman Sachs International	(5.68)%	Dow Jones Industrial AverageSM	(1,165,237)
(35,520,514)	11/14/2024	Societe Generale	(5.63)%	Dow Jones Industrial AverageSM	(1,430,964)
(17,288,108)	11/7/2024	UBS AG	(5.18)%	Dow Jones Industrial AverageSM	(1,245,628)
(198,571,201)					(13,574,065)
				Total Unrealized Depreciation	(13,574,065)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Financials

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 84.6%

REPURCHASE AGREEMENTS(a) - 84.6%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $25,392,562
(Cost $25,388,840)	25,388,840	25,388,840

Total Investments - 84.6% (Cost $25,388,840)		25,388,840
Other assets less liabilities - 15.4%		4,620,109
Net Assets - 100.0%		30,008,949

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Financials had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)

(1,131,552)	3/6/2025	Bank of America NA	(5.43)%	S&P Financial Select Sector Index[c]	(304,806)
(3,744,061)	3/6/2025	BNP Paribas SA	(5.53)%	S&P Financial Select Sector Index[c]	(1,348,396)
(107,445)	4/7/2025	Citibank NA	(5.28)%	S&P Financial Select Sector Index[c]	(5,386)
(5,206,830)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Financial Select Sector Index[c]	(191,949)
(8,123,061)	3/6/2025	Societe Generale	(5.63)%	S&P Financial Select Sector Index[c]	(1,221,393)
(11,659,425)	3/6/2025	UBS AG	(5.43)%	S&P Financial Select Sector Index[c]	(1,181,252)
(29,972,374)					(4,253,182)
				Total Unrealized Depreciation	(4,253,182)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

Short FTSE China 50

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 81.1%

REPURCHASE AGREEMENTS(a) - 81.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $6,329,897
(Cost $6,328,969)	6,328,969	6,328,969

Total Investments - 81.1% (Cost $6,328,969)		6,328,969
Other assets less liabilities - 18.9%		1,476,892
Net Assets - 100.0%		7,805,861

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)

(1,743,845)	11/14/2024	Bank of America NA	(3.83)%	iShares® China Large-Cap ETF	116,376
(1,002,334)	11/14/2024	Citibank NA	(2.58)%	iShares® China Large-Cap ETF	71,894
(2,397,303)	3/6/2025	Goldman Sachs International	(4.83)%	iShares® China Large-Cap ETF	(95,369)
(916,952)	11/14/2024	Societe Generale	(3.88)%	iShares® China Large-Cap ETF	(37,037)
(1,705,831)	11/14/2024	UBS AG	(3.58)%	iShares® China Large-Cap ETF	117,084
(7,766,265)					172,948
				Total Unrealized Appreciation	305,354
				Total Unrealized Depreciation	(132,406)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short High Yield

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.0%

REPURCHASE AGREEMENTS(a) - 36.7%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $68,688,431
(Cost $68,678,361)	68,678,361	68,678,361

U.S. TREASURY OBLIGATIONS - 53.3%
U.S. Treasury Bills
4.74%, 9/21/2023 (Cost $99,742,711)(b)	100,000,000	99,707,500

TOTAL SHORT-TERM INVESTMENTS (Cost $168,421,072)		168,385,861
Total Investments - 90.0% (Cost $168,421,072)		168,385,861
Other assets less liabilities - 10.0%		18,689,819
Net Assets - 100.0%		187,075,680

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of August 31, 2023.

Short High Yield

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreementsa

Short High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)

(6,053,209)	3/7/2024	BNP Paribas SA	(2.33)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(2,154,207)
(166,104,155)	3/6/2025	Citibank NA	(2.58)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(3,501,284)
(8,707,696)	11/7/2024	Goldman Sachs International	(1.08)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(297,836)
(5,934,327)	3/6/2024	UBS AG	(2.33)%	iShares® iBoxx $ High Yield Corporate Bond ETF	(517,666)
(186,799,387)					(6,470,993)
				Total Unrealized Depreciation	(6,470,993)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.2%

REPURCHASE AGREEMENTS(a) - 95.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $9,156,991
(Cost $9,155,648)	9,155,648	9,155,648

Total Investments - 95.2% (Cost $9,155,648)		9,155,648
Other assets less liabilities - 4.8%		463,842
Net Assets - 100.0%		9,619,490

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Short MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation

S&P Midcap 400 E-Mini Index	3	9/15/2023	U.S. Dollar	$794,610	$(16,346)

Swap Agreements

Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)

(1,216,916)	2/11/2025	Bank of America NA	(5.68)%	S&P MidCap 400®	(523,784)
(1,362,417)	2/11/2025	BNP Paribas SA	(5.48)%	S&P MidCap 400®	(200,501)
(1,859,765)	3/6/2025	Citibank NA	(5.53)%	S&P MidCap 400®	(162,733)
(1,542,309)	3/6/2024	Morgan Stanley & Co. International plc	(5.13)%	S&P MidCap 400®	(51,518)
(2,841,235)	11/14/2024	Societe Generale	(5.31)%	S&P MidCap 400®	122,048
(8,822,642)					(816,488)
				Total Unrealized Appreciation	122,048
				Total Unrealized Depreciation	(938,536)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MSCI EAFE

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 89.8%

REPURCHASE AGREEMENTS(a) - 89.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $31,839,022
(Cost $31,834,355)	31,834,355	31,834,355

Total Investments - 89.8% (Cost $31,834,355)		31,834,355
Other assets less liabilities - 10.2%		3,605,932
Net Assets - 100.0%		35,440,287

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)

(17,681,090)	11/14/2024	Citibank NA	(4.93)%	iShares® MSCI EAFE ETF	(6,955)
(8,950,860)	3/6/2025	Goldman Sachs International	(5.38)%	iShares® MSCI EAFE ETF	(628,376)
(2,566,565)	11/14/2024	Societe Generale	(4.73)%	iShares® MSCI EAFE ETF	(1,131,694)
(6,205,557)	3/6/2025	UBS AG	(4.93)%	iShares® MSCI EAFE ETF	(714,957)
(35,404,072)					(2,481,982)
				Total Unrealized Depreciation	(2,481,982)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 79.9%

REPURCHASE AGREEMENTS(a) - 79.9%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $23,234,272
(Cost $23,230,868)	23,230,868	23,230,868

Total Investments - 79.9% (Cost $23,230,868)		23,230,868
Other assets less liabilities - 20.1%		5,839,556
Net Assets - 100.0%		29,070,424

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)

(6,887,336)	3/6/2025	Bank of America NA	(4.53)%	iShares® MSCI Emerging Markets ETF	196,563
(5,727,606)	11/14/2024	Citibank NA	(4.78)%	iShares® MSCI Emerging Markets ETF	54,974
(4,325,724)	4/10/2024	Goldman Sachs International	(4.83)%	iShares® MSCI Emerging Markets ETF	189,808
(467,294)	11/14/2024	Morgan Stanley & Co. International plc	(4.78)%	iShares® MSCI Emerging Markets ETF	8,049
(4,005,522)	11/14/2024	Societe Generale	(3.83)%	iShares® MSCI Emerging Markets ETF	(477,636)
(7,538,746)	4/10/2024	UBS AG	(4.23)%	iShares® MSCI Emerging Markets ETF	(1,499,194)
(28,952,228)					(1,527,436)
				Total Unrealized Appreciation	449,394
				Total Unrealized Depreciation	(1,976,830)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short QQQ

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 122.2%

REPURCHASE AGREEMENTS(a) - 30.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $292,878,386
(Cost $292,835,459)	292,835,459	292,835,459

U.S. TREASURY OBLIGATIONS(b) - 92.1%
U.S. Treasury Bills
5.10%, 9/5/2023(c)	25,000,000	24,985,507
4.84%, 9/7/2023(c)	50,000,000	49,956,093
5.02%, 9/12/2023(c)	25,000,000	24,959,877
4.66%, 9/14/2023(c)	100,000,000	99,810,868
5.23%, 9/19/2023(c)	50,000,000	49,868,250
4.76%, 9/21/2023(c)	100,000,000	99,707,500
4.80%, 9/28/2023(c)	75,000,000	74,703,422
5.30%, 10/3/2023(c)	25,000,000	24,882,778
4.84%, 10/12/2023(c)	50,000,000	49,698,337
5.32%, 10/26/2023(c)	50,000,000	49,595,903
5.22%, 11/2/2023(c)	50,000,000	49,545,764
5.20%, 11/9/2023(c)	25,000,000	24,746,940
5.26%, 11/16/2023(c)	25,000,000	24,721,716
5.34%, 11/21/2023(c)	35,000,000	34,584,790
5.38%, 11/24/2023(c)	60,000,000	59,256,926
5.39%, 11/30/2023(c)	25,000,000	24,668,271
5.39%, 12/5/2023(c)	35,000,000	34,511,294
5.36%, 12/7/2023(c)	35,000,000	34,504,487
5.38%, 12/12/2023(c)	25,000,000	24,624,672
5.35%, 1/4/2024(c)	35,000,000	34,358,030
TOTAL U.S. TREASURY OBLIGATIONS (Cost $893,871,357)		893,691,425

TOTAL SHORT-TERM INVESTMENTS (Cost $1,186,706,816)		1,186,526,884
Total Investments - 122.2% (Cost $1,186,706,816)		1,186,526,884
Liabilities in excess of other assets - (22.2%)		(215,195,204)
Net Assets - 100.0%		971,331,680

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $308,736,169.
(c)	The rate shown was the current yield as of August 31, 2023.

Short QQQ

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

Short QQQ had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation

NASDAQ 100 E-Mini Index	99	9/15/2023	U.S. Dollar	$30,766,230	$(121,516)

Swap Agreements

Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)

(124,892,121)	3/6/2025	Bank of America NA	(5.68)%	NASDAQ-100 Index®	(15,928,430)
(51,355,045)	11/6/2023	Barclays Capital	(5.53)%	NASDAQ-100 Index®	(56,859,054)
(60,035,644)	11/6/2023	BNP Paribas SA	(5.68)%	NASDAQ-100 Index®	(37,709,528)
(110,259,111)	11/6/2023	Citibank NA	(5.81)%	NASDAQ-100 Index®	(68,314,700)
(138,874,086)	11/7/2024	Goldman Sachs International	(5.68)%	NASDAQ-100 Index®	(26,913,164)
(59,772,126)	11/7/2023	J.P. Morgan Securities	(5.48)%	NASDAQ-100 Index®	(26,169,268)
(100,198,916)	4/10/2025	Morgan Stanley & Co. International plc	(5.13)%	NASDAQ-100 Index®	2,633,393
(80,807,078)	11/14/2024	Societe Generale	(5.98)%	NASDAQ-100 Index®	(49,368,454)
(214,158,567)	11/7/2024	UBS AG	(5.48)%	NASDAQ-100 Index®	(39,542,087)
(940,352,694)					(318,171,292)
				Total Unrealized Appreciation	2,633,393
				Total Unrealized Depreciation	(320,804,685)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Real Estate

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 92.6%

REPURCHASE AGREEMENTS(a) - 92.6%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $36,368,098
(Cost $36,362,768)	36,362,768	36,362,768

Total Investments - 92.6% (Cost $36,362,768)		36,362,768
Other assets less liabilities - 7.4%		2,911,277
Net Assets - 100.0%		39,274,045

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)

(22,382,580)	3/6/2025	Bank of America NA	(5.68)%	S&P Real Estate Select Sector index	(557,430)
(7,284,321)	3/6/2025	BNP Paribas SA	(5.53)%	S&P Real Estate Select Sector index	(941,051)
(1,100,616)	4/7/2025	Citibank NA	(5.23)%	S&P Real Estate Select Sector index	13,777
(1,746,574)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Real Estate Select Sector index	(260,569)
(2,945,745)	3/6/2025	Societe Generale	(5.58)%	S&P Real Estate Select Sector index	(121,992)
(3,704,960)	3/6/2025	UBS AG	(4.98)%	S&P Real Estate Select Sector index	(95,589)
(39,164,796)					(1,962,854)
				Total Unrealized Appreciation	13,777
				Total Unrealized Depreciation	(1,976,631)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 104.9%

REPURCHASE AGREEMENTS(a) - 5.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $15,293,905
(Cost $15,291,663)	15,291,663	15,291,663

U.S. TREASURY OBLIGATIONS(b) - 99.8%
U.S. Treasury Bills
5.01%, 9/7/2023(c)	25,000,000	24,978,047
5.02%, 9/12/2023(c)	25,000,000	24,959,877
4.76%, 9/21/2023(c)	125,000,000	124,634,375
4.84%, 10/12/2023(c)	50,000,000	49,698,337
5.32%, 10/26/2023(c)	25,000,000	24,797,951
5.22%, 11/2/2023(c)	25,000,000	24,772,882
5.20%, 11/9/2023(c)	25,000,000	24,746,940
TOTAL U.S. TREASURY OBLIGATIONS (Cost $298,687,764)		298,588,409

TOTAL SHORT-TERM INVESTMENTS (Cost $313,979,427)		313,880,072
Total Investments - 104.9% (Cost $313,979,427)		313,880,072
Liabilities in excess of other assets - (4.9%)		(14,657,592)
Net Assets - 100.0%		299,222,480

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $37,371,362.
(c)	The rate shown was the current yield as of August 31, 2023.

Short Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation

Russell 2000 E-Mini Index	17	9/15/2023	U.S. Dollar	$1,616,360	$64,864

Swap Agreements

Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)

(43,297,507)	3/6/2024	Bank of America NA	(4.98)%	Russell 2000® Index	(5,413,444)
(21,244,121)	11/6/2023	Barclays Capital	(5.43)%	Russell 2000® Index	(6,666,736)
(16,439,831)	2/11/2025	BNP Paribas SA	(5.18)%	Russell 2000® Index	(5,140,655)
(62,700,838)	3/6/2025	Citibank NA	(5.14)%	Russell 2000® Index	(5,103,454)
(58,757,923)	11/7/2024	Goldman Sachs International	(5.33)%	Russell 2000® Index	(380,409)
(30,995,179)	3/6/2024	Morgan Stanley & Co. International plc	(5.03)%	Russell 2000® Index	(1,298,330)
(39,707,111)	11/14/2024	Societe Generale	(5.18)%	Russell 2000® Index	(1,498,491)
(24,476,733)	11/7/2024	UBS AG	(4.83)%	Russell 2000® Index	697,115
(297,619,243)					(24,804,404)
				Total Unrealized Appreciation	697,115
				Total Unrealized Depreciation	(25,501,519)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short S&P500®
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 106.1%

REPURCHASE AGREEMENTS(a) - 21.5%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $351,490,709
(Cost $351,439,189)	351,439,189	351,439,189

U.S. TREASURY OBLIGATIONS(b) - 84.6%
U.S. Treasury Bills
5.10%, 9/5/2023(c)	25,000,000	24,985,507
4.79%, 9/7/2023(c)	75,000,000	74,934,140
5.02%, 9/12/2023(c)	25,000,000	24,959,877
4.66%, 9/14/2023(c)	100,000,000	99,810,868
5.23%, 9/19/2023(c)	100,000,000	99,736,500
4.75%, 9/21/2023(c)	200,000,000	199,415,000
4.80%, 9/28/2023(c)	100,000,000	99,604,562
5.30%, 10/3/2023(c)	25,000,000	24,882,778
5.32%, 10/26/2023(c)	100,000,000	99,191,806
5.22%, 11/2/2023(c)	75,000,000	74,318,646
5.20%, 11/9/2023(c)	50,000,000	49,493,880
5.26%, 11/16/2023(c)	75,000,000	74,165,148
5.34%, 11/21/2023(c)	35,000,000	34,584,790
5.37%, 11/24/2023(c)	125,000,000	123,451,930
5.39%, 11/30/2023(c)	150,000,000	148,009,625
5.39%, 12/5/2023(c)	35,000,000	34,511,294
5.36%, 12/7/2023(c)	25,000,000	24,646,062
5.38%, 12/12/2023(c)	35,000,000	34,474,540
5.35%, 1/4/2024(c)	35,000,000	34,358,030
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,379,808,909)		1,379,534,983

TOTAL SHORT-TERM INVESTMENTS (Cost $1,731,248,098)		1,730,974,172
Total Investments - 106.1% (Cost $1,731,248,098)		1,730,974,172
Liabilities in excess of other assets - (6.1%)		(99,844,186)
Net Assets - 100.0%		1,631,129,986

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $261,124,257.
(c)	The rate shown was the current yield as of August 31, 2023.

Short S&P500®

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	219	9/15/2023	U.S. Dollar	$49,450,200	$(454,591)

Swap Agreements

Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(142,942,406)	3/6/2025	Bank of America NA	(5.63)%	S&P 500®	(558,452)
(148,094,662)	2/11/2025	BNP Paribas SA	(5.63)%	S&P 500®	(20,235,561)
(215,236,257)	3/6/2025	Citibank NA	(5.81)%	S&P 500®	(24,970,423)
(167,292,786)	11/7/2024	Goldman Sachs International	(5.68)%	S&P 500®	(33,683,642)
(278,375,051)	11/7/2023	J.P. Morgan Securities	(5.48)%	S&P 500®	(28,601,198)
(174,698,871)	4/10/2025	Morgan Stanley & Co. International plc	(5.13)%	S&P 500®	2,615,082
(206,653,673)	11/14/2024	Societe Generale	(5.68)%	S&P 500®	(40,279,432)
(248,429,349)	11/7/2024	UBS AG	(5.48)%	S&P 500®	(26,466,811)
(1,581,723,055)					(172,180,437)
				Total Unrealized Appreciation	2,615,082
				Total Unrealized Depreciation	(174,795,519)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Short SmallCap600
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.9%

REPURCHASE AGREEMENTS(a) - 91.9%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $11,227,384
(Cost $11,225,740)	11,225,740	11,225,740

Total Investments - 91.9% (Cost $11,225,740)		11,225,740
Other assets less liabilities - 8.1%		991,758
Net Assets - 100.0%		12,217,498

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Short SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(2,559,293)	3/6/2024	Bank of America NA	(5.53)%	S&P SmallCap 600®	(322,644)
(4,696,535)	3/6/2025	Citibank NA	(5.48)%	S&P SmallCap 600®	(476,720)
(1,214,621)	3/6/2024	Morgan Stanley & Co. International plc	(4.98)%	S&P SmallCap 600®	(39,631)
(1,549,562)	11/14/2024	Societe Generale	(5.18)%	S&P SmallCap 600®	(866,409)
(2,196,133)	3/6/2024	UBS AG	(5.18)%	S&P SmallCap 600®	(184,103)
(12,216,144)					(1,889,507)
				Total Unrealized Depreciation	(1,889,507)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra 7-10 Year Treasury
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 91.2%

REPURCHASE AGREEMENTS(a) - 91.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $11,588,531
(Cost $11,586,831)	11,586,831	11,586,831

Total Investments - 91.2% (Cost $11,586,831)		11,586,831
Other assets less liabilities - 8.8%		1,122,313
Net Assets - 100.0%		12,709,144

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 7-10 Year Treasury
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury 10 Year Note	2	12/19/2023	U.S. Dollar	$222,031	$1,965

Swap Agreements

Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
7,425,340	11/6/2024	Bank of America NA	4.84%	ICE U.S. Treasury 7-10 Year Bond Index	(261,311)
10,151,529	11/8/2023	Citibank NA	5.18%	ICE U.S. Treasury 7-10 Year Bond Index	(246,114)
7,707,104	11/6/2024	Goldman Sachs International	5.11%	ICE U.S. Treasury 7-10 Year Bond Index	(245,216)
25,283,973					(752,641)
				Total Unrealized Depreciation	(752,641)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra 20+ Year Treasury
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 93.3%

REPURCHASE AGREEMENTS(a) - 93.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $57,839,063
(Cost $57,830,583)	57,830,583	57,830,583

Total Investments - 93.3% (Cost $57,830,583)		57,830,583
Other assets less liabilities - 6.7%		4,152,221
Net Assets - 100.0%		61,982,804

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra 20+ Year Treasury Schedule of Portfolio Investments August 31, 2023 (Unaudited)

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
U.S. Treasury Long Bond	15	12/19/2023	U.S. Dollar	$1,823,438	$23,409

Swap Agreements

Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
34,068,887	11/6/2024	Bank of America NA	5.03%	ICE U.S. Treasury 20+ Year Bond Index	(2,219,986)
25,706,176	11/8/2023	Citibank NA	5.25%	ICE U.S. Treasury 20+ Year Bond Index	(1,031,544)
32,836,718	11/6/2024	Goldman Sachs International	4.91%	ICE U.S. Treasury 20+ Year Bond Index	(2,102,483)
29,633,745	11/6/2024	Societe Generale	5.47%	ICE U.S. Treasury 20+ Year Bond Index	(2,104,694)
122,245,526					(7,458,707)
				Total Unrealized Depreciation	(7,458,707)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Communication Services
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 69.1%

Diversified Telecommunication Services - 5.6%
AT&T, Inc.	1,648	24,374
Verizon Communications, Inc.	741	25,920
		50,294
Entertainment - 15.6%
Activision Blizzard, Inc.	327	30,081
Electronic Arts, Inc.	165	19,797
Live Nation Entertainment, Inc.*	91	7,692
Netflix, Inc.*	63	27,322
Take-Two Interactive Software, Inc.*	100	14,220
Walt Disney Co. (The)*	286	23,932
Warner Bros Discovery, Inc.*	1,402	18,422
		141,466
Interactive Media & Services - 34.1%
Alphabet, Inc., Class A*	589	80,204
Alphabet, Inc., Class C*	507	69,637
Match Group, Inc.*	176	8,249
Meta Platforms, Inc., Class A*	507	150,016
		308,106
Media - 10.8%
Charter Communications, Inc., Class A*	66	28,916
Comcast Corp., Class A	653	30,534
Fox Corp., Class A	170	5,620
Fox Corp., Class B	86	2,625
Interpublic Group of Cos., Inc. (The)	244	7,957
News Corp., Class A	241	5,179
News Corp., Class B	74	1,628
Omnicom Group, Inc.	126	10,207
Paramount Global, Class B(a)	321	4,844
		97,510
Wireless Telecommunication Services - 3.0%
T-Mobile US, Inc.*	200	27,250

TOTAL COMMON STOCKS (Cost $523,572)		624,626

SECURITIES LENDING REINVESTMENTS(b) - 0.5%

INVESTMENT COMPANIES - 0.5%
Invesco Government & Agency Portfolio , Institutional Class 5.25% (Cost $4,418)	4,418	4,418

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 9.0%

REPURCHASE AGREEMENTS(c) - 9.0%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $81,448
(Cost $81,436)	81,436	81,436

Total Investments - 78.6% (Cost $609,426)		710,480
Other assets less liabilities - 21.4%		193,153
Net Assets - 100.0%		903,633

Ultra Communication Services
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $4,346, collateralized in the form of cash with a value of $4,418 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $47 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2024 – February 15, 2051. The total value of collateral is $4,465.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $4,418.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Communication Services had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
442,870	3/6/2025	Bank of America NA	5.63%	S&P Communication Services[c] Select Sector Index	67,794
143,261	3/6/2025	BNP Paribas SA	5.88%	S&P Communication Services[c] Select Sector Index	(776)
59,427	3/6/2025	Goldman Sachs International	5.93%	S&P Communication Services[c] Select Sector Index	(1,226)
245,488	3/6/2025	Societe Generale	5.98%	S&P Communication Services[c] Select Sector Index	58,949
292,888	3/6/2025	UBS AG	5.68%	S&P Communication Services[c] Select Sector Index[c]	50,976
1,183,934					175,717
				Total Unrealized Appreciation	177,719
				Total Unrealized Depreciation	(2,002)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Consumer Discretionary
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 78.3%

Automobile Components - 0.9%
Aptiv plc*	1,218	123,566
BorgWarner, Inc.	1,056	43,032
		166,598
Automobiles - 17.3%
Ford Motor Co.	17,701	214,713
General Motors Co.	6,261	209,806
Tesla, Inc.*	10,678	2,755,778
		3,180,297
Broadline Retail - 19.8%
Amazon.com, Inc.*	25,371	3,501,452
eBay, Inc.	2,409	107,875
Etsy, Inc.*	556	40,905
		3,650,232
Distributors - 1.2%
Genuine Parts Co.	633	97,311
LKQ Corp.	1,144	60,094
Pool Corp.	176	64,346
		221,751
Hotels, Restaurants & Leisure - 16.8%
Booking Holdings, Inc.*	166	515,435
Caesars Entertainment, Inc.*	969	53,547
Carnival Corp.*	4,524	71,570
Chipotle Mexican Grill, Inc.*	124	238,903
Darden Restaurants, Inc.	545	84,753
Domino's Pizza, Inc.	159	61,597
Expedia Group, Inc.*	642	69,586
Hilton Worldwide Holdings, Inc.	1,192	177,191
Las Vegas Sands Corp.	1,480	81,193
Marriott International, Inc., Class A	1,161	236,275
McDonald's Corp.	2,136	600,536
MGM Resorts International	1,360	59,813
Norwegian Cruise Line Holdings Ltd.*	1,911	31,665
Royal Caribbean Cruises Ltd.*	991	98,049
Starbucks Corp.	5,164	503,180
Wynn Resorts Ltd.	466	47,243
Yum! Brands, Inc.	1,262	163,278
		3,093,814
Household Durables - 3.4%
DR Horton, Inc.	1,398	166,390
Garmin Ltd.	689	73,048
Lennar Corp., Class A	1,143	136,120
Mohawk Industries, Inc.*	238	24,131
Newell Brands, Inc.	1,697	17,954
NVR, Inc.*	14	89,283
PulteGroup, Inc.	1,005	82,470
Whirlpool Corp.	247	34,570
		623,966
Leisure Products - 0.2%
Hasbro, Inc.	587	42,264

Specialty Retail - 15.2%
AutoZone, Inc.*	83	210,100
Bath & Body Works, Inc.	1,031	38,013
Best Buy Co., Inc.	877	67,047
CarMax, Inc.*	713	58,238
Home Depot, Inc. (The)	2,060	680,418
Lowe's Cos., Inc.	2,686	619,069
O'Reilly Automotive, Inc.*	274	257,478
Ross Stores, Inc.	1,541	187,709
TJX Cos., Inc. (The)	5,187	479,694
Tractor Supply Co.	494	107,939
Ulta Beauty, Inc.*	226	93,797
		2,799,502
Textiles, Apparel & Luxury Goods - 3.5%
NIKE, Inc., Class B	5,550	564,490
Ralph Lauren Corp.	185	21,577
Tapestry, Inc.	1,044	34,786
VF Corp.	1,488	29,403
		650,256
TOTAL COMMON STOCKS (Cost $13,899,968)		14,428,680

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 0.6%

REPURCHASE AGREEMENTS(a) - 0.6%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $106,011
(Cost $105,995)	105,995	105,995

Total Investments - 78.9% (Cost $14,005,963)		14,534,675
Other assets less liabilities - 21.1%		3,875,689
Net Assets - 100.0%		18,410,364

Ultra Consumer Discretionary
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
7,101,101	3/6/2025	BNP Paribas SA	5.83%	S&P Consumer Discretionary Select Sector Index	1,447,033
2,062,610	3/6/2025	Goldman Sachs International	5.93%	S&P Consumer Discretionary Select Sector Index	75,359
10,864,461	3/6/2025	Societe Generale	6.08%	S&P Consumer Discretionary Select Sector Index	639,008
2,400,348	3/6/2025	UBS AG	5.68%	S&P Consumer Discretionary Select Sector Index	587,456
22,428,520					2,748,856
				Total Unrealized Appreciation	2,748,856

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Consumer Staples
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 83.3%

Beverages - 21.5%
Brown-Forman Corp., Class B	552	36,504
Coca-Cola Co. (The)	10,260	613,856
Constellation Brands, Inc., Class A	485	126,372
Keurig Dr Pepper, Inc.	2,539	85,437
Molson Coors Beverage Co., Class B	565	35,872
Monster Beverage Corp.*	2,303	132,215
PepsiCo, Inc.	3,631	646,027
		1,676,283
Consumer Staples Distribution & Retail - 19.9%
Costco Wholesale Corp.	1,168	641,559
Dollar General Corp.	661	91,548
Dollar Tree, Inc.*	627	76,720
Kroger Co. (The)	1,969	91,342
Sysco Corp.	1,527	106,356
Target Corp.	1,392	176,158
Walgreens Boots Alliance, Inc.	2,159	54,644
Walmart, Inc.	1,881	305,869
		1,544,196
Food Products - 14.2%
Archer-Daniels-Midland Co.	1,641	130,131
Bunge Ltd.	454	51,901
Campbell Soup Co.	604	25,187
Conagra Brands, Inc.	1,436	42,908
General Mills, Inc.	1,770	119,758
Hershey Co. (The)	443	95,183
Hormel Foods Corp.	873	33,689
J M Smucker Co. (The)	322	46,674
Kellogg Co.	775	47,291
Kraft Heinz Co. (The)	2,403	79,515
Lamb Weston Holdings, Inc.	440	42,861
McCormick & Co., Inc. (Non-Voting)	755	61,970
Mondelez International, Inc., Class A	3,947	281,263
Tyson Foods, Inc., Class A	860	45,812
		1,104,143
Household Products - 18.0%
Church & Dwight Co., Inc.	737	71,320
Clorox Co. (The)	372	58,199
Colgate-Palmolive Co.	2,501	183,748
Kimberly-Clark Corp.	1,016	130,891
Procter & Gamble Co. (The)	6,214	959,069
		1,403,227
Personal Care Products - 2.8%
Estee Lauder Cos., Inc. (The), Class A	699	112,211
Kenvue, Inc.	4,468	102,987
		215,198
Tobacco - 6.9%
Altria Group, Inc.	5,378	237,815
Philip Morris International, Inc.	3,111	298,843
		536,658
TOTAL COMMON STOCKS (Cost $6,740,621)		6,479,705

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 9.2%

REPURCHASE AGREEMENTS(a) - 9.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $715,092
(Cost $714,987)	714,987	714,987

Total Investments - 92.5% (Cost $7,455,608)		7,194,692
Other assets less liabilities - 7.5%		579,911
Net Assets - 100.0%		7,774,603

Ultra Consumer Staples
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
4,909,344	3/6/2025	Bank of America NA	5.58%	S&P Consumer Staples Select Sector Index	(190,130)
197,427	3/6/2025	Goldman Sachs International	5.93%	S&P Consumer Staples Select Sector Index	(5,189)
2,312,086	3/6/2025	Societe Generale	6.08%	S&P Consumer Staples Select Sector Index	(26,550)
1,671,546	3/6/2025	UBS AG	5.68%	S&P Consumer Staples Select Sector Index	61,002
9,090,403					(160,867)
				Total Unrealized Appreciation	61,002
				Total Unrealized Depreciation	(221,869)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Dow30SM
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 82.5%

Aerospace & Defense - 3.5%
Boeing Co. (The)*	55,253	12,378,330

Banks - 2.3%
JPMorgan Chase & Co.	55,249	8,084,586

Beverages - 0.9%
Coca-Cola Co. (The)	55,238	3,304,889

Biotechnology - 4.0%
Amgen, Inc.	55,249	14,162,529

Capital Markets - 5.1%
Goldman Sachs Group, Inc. (The)	55,249	18,105,650

Chemicals - 0.9%
Dow, Inc.	55,226	3,013,131

Communications Equipment - 0.9%
Cisco Systems, Inc.	55,234	3,167,670

Consumer Finance - 2.5%
American Express Co.	55,257	8,730,053

Consumer Staples Distribution & Retail - 2.9%
Walgreens Boots Alliance, Inc.	55,236	1,398,023
Walmart, Inc.	55,245	8,983,390
		10,381,413
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	55,240	1,932,295

Entertainment - 1.3%
Walt Disney Co. (The)*	55,236	4,622,148

Financial Services - 3.9%
Visa, Inc., Class A	55,245	13,572,592

Health Care Providers & Services - 7.5%
UnitedHealth Group, Inc.	55,249	26,330,568

Hotels, Restaurants & Leisure - 4.4%
McDonald's Corp.	55,249	15,533,256

Household Products - 2.4%
Procter & Gamble Co. (The)	55,236	8,525,124

Industrial Conglomerates - 4.6%
3M Co.	55,242	5,892,664
Honeywell International, Inc.	55,255	10,384,625
		16,277,289
Insurance - 2.5%
Travelers Cos., Inc. (The)	55,256	8,908,925

IT Services - 2.3%
International Business Machines Corp.	55,237	8,110,449

Machinery - 4.4%
Caterpillar, Inc.	55,258	15,534,681

Oil, Gas & Consumable Fuels - 2.5%
Chevron Corp.	55,237	8,898,681

Pharmaceuticals - 4.2%
Johnson & Johnson	55,241	8,931,365
Merck & Co., Inc.	55,235	6,019,510
		14,950,875
Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	55,215	1,940,255

Software - 8.6%
Microsoft Corp.	55,249	18,108,412
Salesforce, Inc.*	55,247	12,235,001
		30,343,413
Specialty Retail - 5.2%
Home Depot, Inc. (The)	55,249	18,248,745

Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	55,252	10,380,193

Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc., Class B	55,242	5,618,664

TOTAL COMMON STOCKS (Cost $312,174,738)		291,056,404

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 8.6%

REPURCHASE AGREEMENTS(a) - 8.6%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $30,136,862
(Cost $30,132,446)	30,132,446	30,132,446

Total Investments - 91.1% (Cost $342,307,184)		321,188,850
Other assets less liabilities - 8.9%		31,197,678
Net Assets - 100.0%		352,386,528

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Dow30SM
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	68	9/15/2023	U.S. Dollar	$11,828,940	$225,023

Swap Agreements

Ultra Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
65,798,019	3/6/2025	Bank of America NA	5.98%	Dow Jones Industrial AverageSM	324,558
21,215,087	11/6/2023	Barclays Capital	5.93%	Dow Jones Industrial AverageSM	(856,049)
101,839,362	2/11/2025	BNP Paribas SA	5.93%	Dow Jones Industrial AverageSM	1,949,697
75,138,213	3/6/2024	Citibank NA	5.99%	Dow Jones Industrial AverageSM	1,668,562
68,637,910	11/6/2023	Morgan Stanley & Co. International plc	5.88%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(6,735,315)
35,659,402	11/14/2024	Societe Generale	5.93%	Dow Jones Industrial AverageSM	999,416
33,680,253	4/8/2024	UBS AG	5.48%	Dow Jones Industrial AverageSM	885,028
401,968,246					(1,764,103)
				Total Unrealized Appreciation	5,827,261
				Total Unrealized Depreciation	(7,591,364)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Energy
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 70.4%

Energy Equipment & Services - 7.4%
Baker Hughes Co., Class A	66,813	2,417,962
Halliburton Co.	59,543	2,299,551
Schlumberger NV	83,882	4,945,683
		9,663,196
Oil, Gas & Consumable Fuels - 63.0%
APA Corp.	20,366	892,845
Chevron Corp.	104,343	16,809,657
ConocoPhillips	35,988	4,283,652
Coterra Energy, Inc.	49,992	1,409,274
Devon Energy Corp.	42,351	2,163,713
Diamondback Energy, Inc.	11,952	1,814,075
EOG Resources, Inc.	32,161	4,136,548
EQT Corp.	23,868	1,031,575
Exxon Mobil Corp.	177,940	19,785,149
Hess Corp.	18,238	2,817,771
Kinder Morgan, Inc.	130,165	2,241,441
Marathon Oil Corp.	40,760	1,074,026
Marathon Petroleum Corp.	28,002	3,997,845
Occidental Petroleum Corp.	47,421	2,977,565
ONEOK, Inc.	29,530	1,925,356
Phillips 66	30,283	3,457,107
Pioneer Natural Resources Co.	15,426	3,670,308
Targa Resources Corp.	14,917	1,286,591
Valero Energy Corp.	23,859	3,099,284
Williams Cos., Inc. (The)	80,398	2,776,143
		81,649,925
TOTAL COMMON STOCKS (Cost $81,751,198)		91,313,121

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 2.0%

REPURCHASE AGREEMENTS(a) - 2.0%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $2,538,491
(Cost $2,538,122)	2,538,122	2,538,122

Total Investments - 72.4% (Cost $84,289,320)		93,851,243
Other assets less liabilities - 27.6%		35,728,311
Net Assets - 100.0%		129,579,554

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Energy
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreements

Ultra Energy had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
70,298,279	3/6/2025	Bank of America NA	5.63%	S&P Energy Select Sector Index	5,936,403
44,963,353	3/6/2025	BNP Paribas SA	5.83%	S&P Energy Select Sector Index	3,046,769
3,011,454	4/7/2025	Citibank NA	5.73%	S&P Energy Select Sector Index	81,192
5,838,647	3/6/2025	Goldman Sachs International	5.93%	S&P Energy Select Sector Index	448,159
8,723,538	3/6/2025	Societe Generale	6.08%	S&P Energy Select Sector Index	6,734,449
35,202,185	3/6/2025	UBS AG	5.63%	S&P Energy Select Sector Index	6,450,278
168,037,456					22,697,250
				Total Unrealized Appreciation	22,697,250

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Financials
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.5%

Banks - 17.1%
Bank of America Corp.	574,729	16,477,480
Citigroup, Inc.	161,377	6,663,256
Citizens Financial Group, Inc.	40,120	1,128,576
Comerica, Inc.	10,915	525,121
Fifth Third Bancorp	56,428	1,498,163
Huntington Bancshares, Inc.	119,669	1,327,129
JPMorgan Chase & Co.	242,277	35,452,393
KeyCorp	77,564	878,800
M&T Bank Corp.	13,750	1,719,438
PNC Financial Services Group, Inc. (The)	33,084	3,994,231
Regions Financial Corp.	77,782	1,426,522
Truist Financial Corp.	110,410	3,373,026
US Bancorp	115,636	4,224,183
Wells Fargo & Co.	311,043	12,842,965
Zions Bancorp NA	12,275	435,763
		91,967,046
Capital Markets - 15.5%
Ameriprise Financial, Inc.	8,636	2,915,341
Bank of New York Mellon Corp. (The)	59,528	2,671,021
BlackRock, Inc.	12,415	8,697,204
Cboe Global Markets, Inc.	8,752	1,310,262
Charles Schwab Corp. (The)	123,179	7,286,038
CME Group, Inc.	29,819	6,043,715
FactSet Research Systems, Inc.	3,176	1,386,038
Franklin Resources, Inc.	23,666	632,829
Goldman Sachs Group, Inc. (The)	27,558	9,031,032
Intercontinental Exchange, Inc.	46,411	5,476,034
Invesco Ltd.	37,980	604,642
MarketAxess Holdings, Inc.	3,123	752,424
Moody's Corp.	13,082	4,406,017
Morgan Stanley	107,987	9,195,093
MSCI, Inc., Class A	6,637	3,608,006
Nasdaq, Inc.	28,071	1,473,166
Northern Trust Corp.	17,271	1,313,805
Raymond James Financial, Inc.	15,810	1,653,568
S&P Global, Inc.	27,190	10,627,483
State Street Corp.	27,709	1,904,717
T. Rowe Price Group, Inc.	18,616	2,089,274
		83,077,709
Consumer Finance - 2.6%
American Express Co.	49,289	7,787,169
Capital One Financial Corp.	31,665	3,242,179
Discover Financial Services	21,051	1,896,064
Synchrony Financial	35,527	1,146,812
		14,072,224
Financial Services - 25.2%
Berkshire Hathaway, Inc., Class B*	147,827	53,247,285
Fidelity National Information Services, Inc.	49,110	2,743,285
Fiserv, Inc.*	51,176	6,212,255
FleetCor Technologies, Inc.*	6,121	1,663,259
Global Payments, Inc.	21,715	2,751,073
Jack Henry & Associates, Inc.	6,041	947,108
Mastercard, Inc., Class A	69,364	28,622,361
PayPal Holdings, Inc.*	92,488	5,781,425
Visa, Inc., Class A	134,144	32,956,498
		134,924,549
Insurance - 12.1%
Aflac, Inc.	45,580	3,398,900
Allstate Corp. (The)	21,789	2,349,072
American International Group, Inc.	59,996	3,510,966
Aon plc, Class A	16,931	5,644,626
Arch Capital Group Ltd.*	30,872	2,372,822
Arthur J Gallagher & Co.	17,756	4,092,403
Assurant, Inc.	4,406	613,888
Brown & Brown, Inc.	19,516	1,446,136
Chubb Ltd.	34,333	6,896,470
Cincinnati Financial Corp.	13,032	1,378,655
Everest Group Ltd.	3,554	1,281,857
Globe Life, Inc.	7,367	821,936
Hartford Financial Services Group, Inc. (The)	25,717	1,846,995
Lincoln National Corp.	12,791	328,217
Loews Corp.	15,680	973,571
Marsh & McLennan Cos., Inc.	41,010	7,996,540
MetLife, Inc.	53,326	3,377,669
Principal Financial Group, Inc.	18,716	1,454,420
Progressive Corp. (The)	48,524	6,476,498
Prudential Financial, Inc.	30,260	2,864,714
Travelers Cos., Inc. (The)	19,147	3,087,071
W R Berkley Corp.	16,645	1,029,660
Willis Towers Watson plc	8,821	1,823,830
		65,066,916
TOTAL COMMON STOCKS (Cost $394,807,289)		389,108,444

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 6.3%

REPURCHASE AGREEMENTS(b) - 1.7%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $9,191,517
(Cost $9,190,170)	9,190,170	9,190,170

U.S. TREASURY OBLIGATIONS - 4.6%
U.S. Treasury Bills
5.38%, 12/12/2023 (Cost $24,624,442)(c)	25,000,000	24,624,672

TOTAL SHORT-TERM INVESTMENTS (Cost $33,814,612)		33,814,842
Total Investments - 78.8% (Cost $428,621,901)		422,923,286
Other assets less liabilities - 21.2%		113,744,353
Net Assets - 100.0%		536,667,639

Ultra Financials
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,924.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(c)	The rate shown was the current yield as of August 31, 2023.

Swap Agreements

Ultra Financials had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
246,281,921	3/6/2025	Bank of America NA	6.08%	S&P Financial Select Sector Index[c]	22,865,147
196,965,300	3/6/2025	BNP Paribas SA	5.93%	S&P Financial Select Sector Index[c]	9,724,071
8,006,310	4/7/2025	Citibank NA	5.88%	S&P Financial Select Sector Index[c]	375,697
115,788,835	3/6/2025	Goldman Sachs International	5.93%	S&P Financial Select Sector Index[c]	5,423,477
30,177,111	3/6/2025	Societe Generale	6.28%	S&P Financial Select Sector Index[c]	8,228,143
87,102,835	3/6/2025	UBS AG	5.98%	S&P Financial Select Sector Index[c]	8,485,856
684,322,312					55,102,391
				Total Unrealized Appreciation	55,102,391

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra FTSE China 50
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 61.4%

REPURCHASE AGREEMENTS(a) - 61.4%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $8,219,702
(Cost $8,218,497)	8,218,497	8,218,497

Total Investments - 61.4% (Cost $8,218,497)		8,218,497
Other assets less liabilities - 38.6%		5,172,243
Net Assets - 100.0%		13,390,740

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,528,889	4/10/2025	Bank of America NA	5.53%	iShares® China Large-Cap ETF	601,544
4,252,252	11/14/2024	Citibank NA	4.58%	iShares® China Large-Cap ETF	(355,695)
8,303,069	3/6/2025	Goldman Sachs International	5.63%	iShares® China Large-Cap ETF	(1,020,365)
64,337	11/14/2024	Morgan Stanley & Co. International plc	5.78%	iShares® China Large-Cap ETF	(5,358)
2,988,963	11/14/2024	Societe Generale	5.18%	iShares® China Large-Cap ETF	(359,486)
8,708,939	3/6/2025	UBS AG	4.33%	iShares® China Large-Cap ETF	(749,282)
26,846,449					(1,888,642)
				Total Unrealized Appreciation	601,544
				Total Unrealized Depreciation	(2,490,186)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra FTSE Europe

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 53.1%

REPURCHASE AGREEMENTS(a) - 53.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $2,403,641
(Cost $2,403,291)	2,403,291	2,403,291

Total Investments - 53.1% (Cost $2,403,291)		2,403,291
Other assets less liabilities - 46.9%		2,122,810
Net Assets - 100.0%		4,526,101

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
526,635	4/10/2025	Bank of America NA	5.63%	Vanguard® FTSE Europe ETF Shares	77,009
3,093,663	11/14/2024	Citibank NA	5.53%	Vanguard® FTSE Europe ETF Shares	(44,643)
2,386,976	3/6/2025	Goldman Sachs International	3.38%	Vanguard® FTSE Europe ETF Shares	(42,022)
22,878	11/9/2023	Morgan Stanley & Co. International plc	5.78%	Vanguard® FTSE Europe ETF Shares	(3,000)
1,804,848	11/9/2023	Societe Generale	5.58%	Vanguard® FTSE Europe ETF Shares	352,902
1,225,263	3/6/2025	UBS AG	3.33%	Vanguard® FTSE Europe ETF Shares	35,137
9,060,263					375,383
				Total Unrealized Appreciation	465,048
				Total Unrealized Depreciation	(89,665)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 75.1%

Biotechnology - 11.5%
AbbVie, Inc.	22,894	3,364,502
Amgen, Inc.	6,934	1,777,462
Biogen, Inc.*	1,878	502,102
Gilead Sciences, Inc.	16,186	1,237,905
Incyte Corp.*	2,403	155,066
Moderna, Inc.*	4,254	481,000
Regeneron Pharmaceuticals, Inc.*	1,400	1,157,086
Vertex Pharmaceuticals, Inc.*	3,342	1,164,152
		9,839,275
Health Care Equipment & Supplies - 15.0%
Abbott Laboratories	22,565	2,321,939
Align Technology, Inc.*	923	341,639
Baxter International, Inc.	6,564	266,498
Becton Dickinson & Co.	3,685	1,029,773
Boston Scientific Corp.*	18,656	1,006,305
Cooper Cos., Inc. (The)	642	237,534
DENTSPLY SIRONA, Inc.	2,757	102,257
Dexcom, Inc.*	5,030	507,929
Edwards Lifesciences Corp.*	7,866	601,513
GE HealthCare Technologies, Inc.	5,074	357,463
Hologic, Inc.*	3,194	238,720
IDEXX Laboratories, Inc.*	1,077	550,789
Insulet Corp.*(a)	904	173,306
Intuitive Surgical, Inc.*	4,547	1,421,756
Medtronic plc	17,264	1,407,016
ResMed, Inc.	1,907	304,338
STERIS plc	1,288	295,712
Stryker Corp.	4,384	1,243,083
Teleflex, Inc.	610	129,771
Zimmer Biomet Holdings, Inc.	2,706	322,339
		12,859,680
Health Care Providers & Services - 15.8%
Cardinal Health, Inc.	3,304	288,538
Cencora, Inc.	2,102	369,910
Centene Corp.*	7,121	439,010
Cigna Group (The)	3,839	1,060,562
CVS Health Corp.	16,636	1,084,168
DaVita, Inc.*	718	73,538
Elevance Health, Inc.	3,076	1,359,623
HCA Healthcare, Inc.	2,677	742,332
Henry Schein, Inc.*	1,700	130,118
Humana, Inc.	1,621	748,302
Laboratory Corp. of America Holdings	1,150	239,315
McKesson Corp.	1,760	725,683
Molina Healthcare, Inc.*	757	234,761
Quest Diagnostics, Inc.	1,453	191,069
UnitedHealth Group, Inc.	12,081	5,757,563
Universal Health Services, Inc., Class B	817	110,050
		13,554,542
Life Sciences Tools & Services - 9.3%
Agilent Technologies, Inc.	3,837	464,546
Bio-Rad Laboratories, Inc., Class A*	277	110,855
Bio-Techne Corp.	2,043	160,171
Charles River Laboratories International, Inc.*	664	137,328
Danaher Corp.	8,618	2,283,770
Illumina, Inc.*	2,052	339,031
IQVIA Holdings, Inc.*	2,408	536,093
Mettler-Toledo International, Inc.*	286	347,055
Revvity, Inc.	1,628	190,525
Thermo Fisher Scientific, Inc.	5,005	2,788,286
Waters Corp.*	766	215,093
West Pharmaceutical Services, Inc.	963	391,845
		7,964,598
Pharmaceuticals - 23.5%
Bristol-Myers Squibb Co.	27,261	1,680,641
Catalent, Inc.*	2,337	116,780
Eli Lilly & Co.	10,224	5,666,141
Johnson & Johnson	31,247	5,052,015
Merck & Co., Inc.	32,926	3,588,275
Organon & Co.	3,310	72,688
Pfizer, Inc.	73,255	2,591,762
Viatris, Inc.	15,559	167,259
Zoetis, Inc., Class A	5,996	1,142,298
		20,077,859
TOTAL COMMON STOCKS (Cost $65,275,039)		64,295,954

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 14.4%

REPURCHASE AGREEMENTS(b) - 14.4%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $12,351,181
(Cost $12,349,370)	12,349,370	12,349,370

Total Investments - 89.5% (Cost $77,624,409)		76,645,324
Other assets less liabilities - 10.5%		9,001,356
Net Assets - 100.0%		85,646,680

Ultra Health Care

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $128,446, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from September 15, 2023 – May 15, 2053. The total value of collateral is $137,846.
(b)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
11,633,671	3/6/2025	Bank of America NA	5.78%	S&P Health Care Select Sector Index[c]	1,045,819
9,846,975	3/6/2025	BNP Paribas SA	5.88%	S&P Health Care Select Sector Index[c]	(144,473)
1,029,029	4/7/2025	Citibank NA	5.73%	S&P Health Care Select Sector Index[c]	9,249
3,502,192	3/6/2025	Goldman Sachs International	5.93%	S&P Health Care Select Sector Index[c]	9,960
16,199,820	3/6/2025	Societe Generale	6.18%	S&P Health Care Select Sector Index[c]	1,287,904
65,077,357	3/6/2025	UBS AG	5.68%	S&P Health Care Select Sector Index[c]	1,552,333
107,289,044					3,760,792
				Total Unrealized Appreciation	3,905,265
				Total Unrealized Depreciation	(144,473)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra High Yield

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 80.0%

REPURCHASE AGREEMENTS(a) - 80.0%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $19,774,483
(Cost $19,771,584)	19,771,584	19,771,584

Total Investments - 80.0% (Cost $19,771,584)		19,771,584
Other assets less liabilities - 20.0%		4,939,863
Net Assets - 100.0%		24,711,447

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements[a]
Ultra High Yield had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,050,307	3/7/2024	BNP Paribas SA	3.83%	iShares® iBoxx $ High Yield Corporate Bond ETF	(880,531)
10,588,637	3/6/2025	Citibank NA	5.08%	iShares® iBoxx $ High Yield Corporate Bond ETF	130,346
34,764,017	11/7/2024	Goldman Sachs International	3.08%	iShares® iBoxx $ High Yield Corporate Bond ETF	432,490
2,108,933	3/6/2024	UBS AG	3.83%	iShares® iBoxx $ High Yield Corporate Bond ETF	120,445
49,511,894					(197,250)
				Total Unrealized Appreciation	683,281
				Total Unrealized Depreciation	(880,531)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 74.9%

Aerospace & Defense - 14.3%
Axon Enterprise, Inc.*	362	77,074
Boeing Co. (The)*	2,916	653,272
General Dynamics Corp.	1,160	262,902
Howmet Aerospace, Inc.	1,896	93,795
Huntington Ingalls Industries, Inc.	206	45,386
L3Harris Technologies, Inc.	977	173,994
Lockheed Martin Corp.	1,162	520,983
Northrop Grumman Corp.	736	318,754
RTX Corp.	7,533	648,139
Textron, Inc.	1,040	80,818
TransDigm Group, Inc.*	269	243,136
		3,118,253
Air Freight & Logistics - 5.0%
CH Robinson Worldwide, Inc.	600	54,258
Expeditors International of Washington, Inc.	788	91,968
FedEx Corp.	1,192	311,136
United Parcel Service, Inc., Class B	3,737	633,071
		1,090,433
Building Products - 3.9%
A O Smith Corp.	642	46,545
Allegion plc	453	51,556
Carrier Global Corp.	4,304	247,265
Johnson Controls International plc	3,537	208,895
Masco Corp.	1,161	68,510
Trane Technologies plc	1,176	241,386
		864,157
Commercial Services & Supplies - 4.2%
Cintas Corp.	446	224,860
Copart, Inc.*	4,423	198,283
Republic Services, Inc.	1,060	152,778
Rollins, Inc.	1,194	47,246
Waste Management, Inc.	1,909	299,293
		922,460
Construction & Engineering - 0.7%
Quanta Services, Inc.	748	156,983

Electrical Equipment - 5.4%
AMETEK, Inc.	1,188	189,498
Eaton Corp. plc	2,055	473,410
Emerson Electric Co.	2,947	289,543
Generac Holdings, Inc.*	321	38,138
Rockwell Automation, Inc.	592	184,751
		1,175,340
Ground Transportation - 7.0%
CSX Corp.	10,482	316,556
JB Hunt Transport Services, Inc.	428	80,413
Norfolk Southern Corp.	1,174	240,682
Old Dominion Freight Line, Inc.	464	198,300
Union Pacific Corp.	3,143	693,251
		1,529,202
Industrial Conglomerates - 7.3%
3M Co.	2,844	303,370
General Electric Co.	5,614	642,578
Honeywell International, Inc.	3,431	644,822
		1,590,770
Machinery - 16.1%
Caterpillar, Inc.	2,657	746,962
Cummins, Inc.	730	167,929
Deere & Co.	1,390	571,207
Dover Corp.	721	106,924
Fortive Corp.	1,823	143,744
IDEX Corp.	390	88,296
Illinois Tool Works, Inc.	1,426	352,721
Ingersoll Rand, Inc.	2,086	145,207
Nordson Corp.	278	67,871
Otis Worldwide Corp.	2,131	182,307
PACCAR, Inc.	2,694	221,689
Parker-Hannifin Corp.	661	275,571
Pentair plc	850	59,721
Snap-on, Inc.	273	73,328
Stanley Black & Decker, Inc.	790	74,560
Westinghouse Air Brake Technologies Corp.	927	104,306
Xylem, Inc.	1,234	127,768
		3,510,111
Passenger Airlines - 1.8%
Alaska Air Group, Inc.*	659	27,658
American Airlines Group, Inc.*	3,366	49,581
Delta Air Lines, Inc.	3,314	142,104
Southwest Airlines Co.	3,068	96,949
United Airlines Holdings, Inc.*	1,691	84,229
		400,521
Professional Services - 6.9%
Automatic Data Processing, Inc.	2,130	542,319
Broadridge Financial Solutions, Inc.	608	113,216
Ceridian HCM Holding, Inc.*	799	57,944
Equifax, Inc.	632	130,634
Jacobs Solutions, Inc.	654	88,172
Leidos Holdings, Inc.	707	68,940
Paychex, Inc.	1,654	202,168
Paycom Software, Inc.	251	74,005
Robert Half, Inc.	556	41,122
Verisk Analytics, Inc., Class A	747	180,938
		1,499,458
Trading Companies & Distributors - 2.3%
Fastenal Co.	2,944	169,516
United Rentals, Inc.	354	168,695
WW Grainger, Inc.	230	164,252
		502,463
TOTAL COMMON STOCKS (Cost $15,857,124)		16,360,151

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.8%

REPURCHASE AGREEMENTS(a) - 3.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $839,433
(Cost $839,310)	839,310	839,310

Total Investments - 78.7% (Cost $16,696,434)		17,199,461
Other assets less liabilities - 21.3%		4,642,432
Net Assets - 100.0%		21,841,893

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Industrials

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreements

Ultra Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
9,983,291	3/6/2025	Bank of America NA	5.63%	S&P Industrials Select Sector Index	880,060
6,747,996	3/6/2025	BNP Paribas SA	5.88%	S&P Industrials Select Sector Index	251,976
1,935,303	3/6/2025	Goldman Sachs International	5.93%	S&P Industrials Select Sector Index	85,483
5,279,385	3/6/2025	Societe Generale	6.08%	S&P Industrials Select Sector Index	260,918
3,485,503	3/6/2025	UBS AG	5.68%	S&P Industrials Select Sector Index	495,240
27,431,478					1,973,677
				Total Unrealized Appreciation	1,973,677

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Materials

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 66.4%

Chemicals - 45.5%
Air Products and Chemicals, Inc.	7,365	2,176,284
Albemarle Corp.	3,890	772,982
Celanese Corp.	3,318	419,262
CF Industries Holdings, Inc.	6,465	498,258
Corteva, Inc.	23,574	1,190,723
Dow, Inc.	23,455	1,279,705
DuPont de Nemours, Inc.	15,220	1,170,266
Eastman Chemical Co.	3,952	335,959
Ecolab, Inc.	8,214	1,509,815
FMC Corp.	4,145	357,423
International Flavors & Fragrances, Inc.	8,459	595,937
Linde plc	16,234	6,283,207
LyondellBasell Industries NV, Class A	8,413	830,952
Mosaic Co. (The)	11,013	427,855
PPG Industries, Inc.	7,806	1,106,579
Sherwin-Williams Co. (The)	7,782	2,114,525
		21,069,732
Construction Materials - 4.1%
Martin Marietta Materials, Inc.	2,053	916,480
Vulcan Materials Co.	4,411	962,701
		1,879,181
Containers & Packaging - 6.1%
Amcor plc	48,793	475,244
Avery Dennison Corp.	2,678	504,482
Ball Corp.	10,429	567,859
International Paper Co.	11,509	401,894
Packaging Corp. of America	2,983	444,765
Sealed Air Corp.	4,789	177,480
Westrock Co.	8,493	277,806
		2,849,530
Metals & Mining - 10.7%
Freeport-McMoRan, Inc.	47,528	1,896,843
Newmont Corp.	26,352	1,038,796
Nucor Corp.	8,330	1,433,593
Steel Dynamics, Inc.	5,326	567,698
		4,936,930
TOTAL COMMON STOCKS (Cost $30,760,337)		30,735,373

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 10.8%

REPURCHASE AGREEMENTS(a) - 10.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $5,012,041 (Cost $5,011,306)	5,011,306	5,011,306

Total Investments - 77.2% (Cost $35,771,643)		35,746,679
Other assets less liabilities - 22.8%		10,547,190
Net Assets - 100.0%		46,293,869

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Materials

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreements

Ultra Materials had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
19,799,809	3/6/2025	Bank of America NA	5.68%	S&P Materials Select Sector Index	1,327,586
8,503,179	3/6/2025	BNP Paribas SA	5.88%	S&P Materials Select Sector Index	(105,359)
2,036,306	3/6/2025	Goldman Sachs International	5.93%	S&P Materials Select Sector Index	81,446
10,500,883	3/6/2025	Societe Generale	6.08%	S&P Materials Select Sector Index	994,194
20,996,501	3/6/2025	UBS AG	5.68%	S&P Materials Select Sector Index	1,410,154
61,836,678					3,708,021
				Total Unrealized Appreciation	3,813,380
				Total Unrealized Depreciation	(105,359)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 80.6%

Aerospace & Defense - 1.0%
BWX Technologies, Inc.	4,413	325,503
Curtiss-Wright Corp.	1,851	384,989
Hexcel Corp.	4,072	298,478
Woodward, Inc.	2,897	374,785
		1,383,755
Air Freight & Logistics - 0.3%
GXO Logistics, Inc.*	5,741	367,252

Automobile Components - 1.4%
Adient plc*	4,570	179,007
Autoliv, Inc.	3,730	364,048
Fox Factory Holding Corp.*	2,042	226,274
Gentex Corp.	11,279	368,372
Goodyear Tire & Rubber Co. (The)*	13,679	176,596
Lear Corp.	2,849	410,513
Visteon Corp.*	1,368	190,521
		1,915,331
Automobiles - 0.4%
Harley-Davidson, Inc.	6,314	213,098
Thor Industries, Inc.	2,583	270,750
		483,848
Banks - 4.4%
Associated Banc-Corp.	7,282	126,197
Bank OZK	5,202	208,964
Cadence Bank	8,817	201,733
Cathay General Bancorp	3,501	124,741
Columbia Banking System, Inc.	10,061	206,049
Commerce Bancshares, Inc.	5,478	268,915
Cullen/Frost Bankers, Inc.	3,108	293,799
East West Bancorp, Inc.	6,827	377,806
First Financial Bankshares, Inc.(a)	6,269	180,046
First Horizon Corp.	25,956	325,748
FNB Corp.	17,426	202,664
Glacier Bancorp, Inc.	5,351	161,654
Hancock Whitney Corp.	4,154	171,353
Home BancShares, Inc.	9,103	201,905
International Bancshares Corp.	2,548	114,099
New York Community Bancorp, Inc.	34,852	427,983
Old National Bancorp	14,121	215,486
Pinnacle Financial Partners, Inc.	3,704	246,538
Prosperity Bancshares, Inc.	4,550	258,486
SouthState Corp.	3,664	264,907
Synovus Financial Corp.	7,052	218,330
Texas Capital Bancshares, Inc.*	2,311	144,299
UMB Financial Corp.	2,107	133,183
United Bankshares, Inc.	6,495	195,370
Valley National Bancorp	20,345	186,767
Webster Financial Corp.	8,434	357,686
Wintrust Financial Corp.	2,953	229,182
		6,043,890
Beverages - 0.5%
Boston Beer Co., Inc. (The), Class A*	453	165,540
Celsius Holdings, Inc.*	1,964	385,022
Coca-Cola Consolidated, Inc.	222	155,156
		705,718
Biotechnology - 1.3%
Arrowhead Pharmaceuticals, Inc.*	5,159	142,595
Exelixis, Inc.*	15,716	351,881
Halozyme Therapeutics, Inc.*	6,356	270,511
Neurocrine Biosciences, Inc.*	4,709	512,763
United Therapeutics Corp.*	2,261	507,278
		1,785,028
Broadline Retail - 0.4%
Kohl's Corp.	5,345	142,391
Macy's, Inc.	13,144	160,751
Nordstrom, Inc.	5,453	88,448
Ollie's Bargain Outlet Holdings, Inc.*	2,778	214,128
		605,718
Building Products - 3.3%
Advanced Drainage Systems, Inc.	3,019	386,915
Builders FirstSource, Inc.*	6,186	897,217
Carlisle Cos., Inc.	2,460	647,029
Fortune Brands Innovations, Inc.	6,115	422,057
Lennox International, Inc.	1,560	587,824
Owens Corning	4,349	625,865
Simpson Manufacturing Co., Inc.	2,060	329,106
Trex Co., Inc.*	5,251	374,764
UFP Industries, Inc.	2,997	312,737
		4,583,514
Capital Markets - 1.6%
Affiliated Managers Group, Inc.	1,742	233,445
Evercore, Inc., Class A	1,703	238,505
Federated Hermes, Inc., Class B	4,104	142,655
Interactive Brokers Group, Inc., Class A	4,971	452,759
Janus Henderson Group plc	6,397	175,726
Jefferies Financial Group, Inc.	9,012	321,638
SEI Investments Co.	4,890	303,473
Stifel Financial Corp.	5,122	333,033
		2,201,234
Chemicals - 1.9%
Ashland, Inc.	2,345	203,147
Avient Corp.	4,132	165,735
Axalta Coating Systems Ltd.*	10,691	302,555
Cabot Corp.	2,710	196,367
Chemours Co. (The)	7,198	244,876
NewMarket Corp.	320	150,285
Olin Corp.	5,803	336,690
RPM International, Inc.	6,222	620,582
Scotts Miracle-Gro Co. (The)	1,976	111,960
Sensient Technologies Corp.	2,039	125,623
Westlake Corp.	1,663	217,820
		2,675,640
Commercial Services & Supplies - 1.1%
Brink's Co. (The)	2,240	169,814
Clean Harbors, Inc.*	2,429	411,327
MSA Safety, Inc.	1,781	325,353
Stericycle, Inc.*	4,462	197,265
Tetra Tech, Inc.	2,569	404,232
		1,507,991
Communications Equipment - 0.5%
Calix, Inc.*	2,781	129,344
Ciena Corp.*	7,199	359,806
Lumentum Holdings, Inc.*	3,315	179,441
		668,591
Construction & Engineering - 1.5%
AECOM	6,708	588,627

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
EMCOR Group, Inc.	2,295	514,654
Fluor Corp.*	6,913	241,886
MasTec, Inc.*	2,880	286,531
MDU Resources Group, Inc.	9,828	200,098
Valmont Industries, Inc.	1,017	257,809
		2,089,605
Construction Materials - 0.3%
Eagle Materials, Inc.	1,740	329,417
Knife River Corp.*	2,457	126,437
		455,854
Consumer Finance - 0.2%
FirstCash Holdings, Inc.	1,777	158,722
SLM Corp.	11,697	166,565
		325,287
Consumer Staples Distribution & Retail - 1.5%
BJ's Wholesale Club Holdings, Inc.*	6,486	437,091
Casey's General Stores, Inc.	1,799	439,694
Grocery Outlet Holding Corp.*	4,316	133,149
Performance Food Group Co.*	7,536	468,212
Sprouts Farmers Market, Inc.*	4,974	202,889
US Foods Holding Corp.*	10,938	442,223
		2,123,258
Containers & Packaging - 1.6%
AptarGroup, Inc.	3,162	419,155
Berry Global Group, Inc.	5,753	375,901
Crown Holdings, Inc.	5,796	537,057
Graphic Packaging Holding Co.	14,823	329,663
Greif, Inc., Class A	1,252	90,883
Silgan Holdings, Inc.	4,044	182,506
Sonoco Products Co.	4,728	271,624
		2,206,789
Diversified Consumer Services - 0.7%
Graham Holdings Co., Class B	183	107,298
Grand Canyon Education, Inc.*	1,482	173,764
H&R Block, Inc.	7,350	293,853
Service Corp. International	7,296	460,451
		1,035,366
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent, Inc.*	10,775	172,616
Iridium Communications, Inc.	6,077	297,469
		470,085
Electric Utilities - 0.9%
ALLETE, Inc.	2,767	151,908
Hawaiian Electric Industries, Inc.	5,288	74,138
IDACORP, Inc.	2,442	234,041
OGE Energy Corp.	9,666	329,127
PNM Resources, Inc.	4,143	183,577
Portland General Electric Co.	4,665	204,607
		1,177,398
Electrical Equipment - 1.8%
Acuity Brands, Inc.	1,534	247,404
EnerSys	1,972	207,021
Hubbell, Inc., Class B	2,586	843,165
nVent Electric plc	7,995	452,037
Regal Rexnord Corp.	3,199	518,846
Sunrun, Inc.*	10,406	162,646
Vicor Corp.*	1,081	73,259
		2,504,378
Electronic Equipment, Instruments & Components - 2.9%
Arrow Electronics, Inc.*	2,727	363,864
Avnet, Inc.	4,411	223,858
Belden, Inc.	2,054	192,871
Cognex Corp.	8,330	392,176
Coherent Corp.*	6,727	253,137
Crane NXT Co.	2,327	138,131
IPG Photonics Corp.*	1,507	163,299
Jabil, Inc.	6,403	732,631
Littelfuse, Inc.	1,198	319,962
National Instruments Corp.	6,347	378,281
Novanta, Inc.*	1,729	288,708
TD SYNNEX Corp.	2,004	203,907
Vishay Intertechnology, Inc.	6,157	168,948
Vontier Corp.	7,511	235,920
		4,055,693
Energy Equipment & Services - 0.7%
ChampionX Corp.	9,562	345,092
NOV, Inc.	19,002	401,512
Valaris Ltd.*	2,902	218,579
		965,183
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A	2,095	202,272

Financial Services - 1.2%
Essent Group Ltd.	5,177	259,989
Euronet Worldwide, Inc.*	2,275	198,744
MGIC Investment Corp.	13,833	243,184
Voya Financial, Inc.	4,743	330,493
Western Union Co. (The)	18,072	223,189
WEX, Inc.*	2,067	405,504
		1,661,103
Food Products - 1.1%
Darling Ingredients, Inc.*	7,701	475,614
Flowers Foods, Inc.	9,303	219,179
Ingredion, Inc.	3,187	327,974
Lancaster Colony Corp.	956	157,921
Pilgrim's Pride Corp.*	2,171	54,622
Post Holdings, Inc.*	2,584	231,811
		1,467,121
Gas Utilities - 0.9%
National Fuel Gas Co.	4,431	238,122
New Jersey Resources Corp.	4,680	197,356
ONE Gas, Inc.	2,673	193,712
Southwest Gas Holdings, Inc.	3,167	196,132
Spire, Inc.	2,538	148,245
UGI Corp.	10,103	254,393
		1,227,960
Ground Transportation - 1.8%
Avis Budget Group, Inc.*	1,151	245,612
Hertz Global Holdings, Inc.*	7,607	128,939
Knight-Swift Transportation Holdings, Inc.	7,772	426,061
Landstar System, Inc.	1,734	329,130
Ryder System, Inc.	2,244	225,971
Saia, Inc.*	1,280	545,536
Werner Enterprises, Inc.	2,845	118,380
XPO, Inc.*	5,592	417,331
		2,436,960
Health Care Equipment & Supplies - 2.5%
Enovis Corp.*	2,314	129,678
Envista Holdings Corp.*	7,900	252,958
Globus Medical, Inc., Class A*	5,754	311,291
Haemonetics Corp.*	2,435	218,493
ICU Medical, Inc.*	976	141,549

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Inari Medical, Inc.*	2,483	165,418
Integra LifeSciences Holdings Corp.*	3,439	146,295
Lantheus Holdings, Inc.*	3,298	225,715
LivaNova plc*	2,595	144,152
Masimo Corp.*	2,344	267,872
Neogen Corp.*	10,436	241,280
Omnicell, Inc.*	2,176	123,727
Penumbra, Inc.*	1,846	488,267
QuidelOrtho Corp.*	2,604	214,466
Shockwave Medical, Inc.*	1,768	389,650
		3,460,811
Health Care Providers & Services - 1.8%
Acadia Healthcare Co., Inc.*	4,441	342,401
Amedisys, Inc.*	1,572	147,375
Chemed Corp.	725	370,794
Encompass Health Corp.	4,838	343,692
HealthEquity, Inc.*	4,125	278,644
Option Care Health, Inc.*	7,981	277,978
Patterson Cos., Inc.	4,200	126,168
Progyny, Inc.*	3,695	137,971
R1 RCM, Inc.*	6,660	114,818
Tenet Healthcare Corp.*	4,920	381,595
		2,521,436
Health Care REITs - 0.9%
Healthcare Realty Trust, Inc., Class A, REIT	18,379	322,000
Medical Properties Trust, Inc., REIT	28,875	208,478
Omega Healthcare Investors, Inc., REIT	11,315	360,043
Physicians Realty Trust, REIT	11,506	160,048
Sabra Health Care REIT, Inc., REIT	11,158	139,810
		1,190,379
Health Care Technology - 0.1%
Doximity, Inc., Class A*	5,729	136,579

Hotel & Resort REITs - 0.1%
Park Hotels & Resorts, Inc., REIT	10,407	133,522

Hotels, Restaurants & Leisure - 2.7%
Aramark	12,577	467,613
Boyd Gaming Corp.	3,706	247,820
Choice Hotels International, Inc.	1,279	162,305
Churchill Downs, Inc.	3,180	398,390
Hilton Grand Vacations, Inc.*	3,710	162,201
Light & Wonder, Inc.*	4,397	337,118
Marriott Vacations Worldwide Corp.	1,776	193,034
Papa John's International, Inc.	1,435	108,630
Penn Entertainment, Inc.*	7,438	176,206
Planet Fitness, Inc., Class A*	4,101	249,341
Texas Roadhouse, Inc.	3,234	336,659
Travel + Leisure Co.	3,683	148,057
Wendy's Co. (The)	8,137	161,031
Wingstop, Inc.	1,446	232,286
Wyndham Hotels & Resorts, Inc.	4,144	312,416
		3,693,107
Household Durables - 1.5%
Helen of Troy Ltd.*	1,160	142,587
KB Home	3,874	196,799
Leggett & Platt, Inc.	6,424	181,157
Taylor Morrison Home Corp., Class A*	5,269	249,751
Tempur Sealy International, Inc.	8,305	388,010
Toll Brothers, Inc.	4,970	407,192
TopBuild Corp.*	1,532	444,402
		2,009,898
Household Products - 0.1%
Energizer Holdings, Inc.	3,208	110,195

Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	2,536	192,584

Industrial REITs - 1.1%
EastGroup Properties, Inc., REIT	2,144	385,127
First Industrial Realty Trust, Inc., REIT	6,383	331,533
Rexford Industrial Realty, Inc., REIT	9,698	518,552
STAG Industrial, Inc., REIT	8,657	316,240
		1,551,452
Insurance - 3.4%
American Financial Group, Inc.	3,371	390,766
Brighthouse Financial, Inc.*	3,227	160,253
CNO Financial Group, Inc.	5,528	129,355
Erie Indemnity Co., Class A	1,204	335,591
First American Financial Corp.	4,981	307,228
Hanover Insurance Group, Inc. (The)	1,725	184,092
Kemper Corp.	3,088	145,043
Kinsale Capital Group, Inc.	1,051	418,960
Old Republic International Corp.	13,141	359,406
Primerica, Inc.	1,748	351,278
Reinsurance Group of America, Inc.	3,212	445,248
RenaissanceRe Holdings Ltd.	2,424	455,445
RLI Corp.	1,957	257,385
Selective Insurance Group, Inc.	2,920	289,693
Unum Group	8,940	439,759
		4,669,502
Interactive Media & Services - 0.3%
TripAdvisor, Inc.*	5,117	77,318
Ziff Davis, Inc.*	2,282	152,095
ZoomInfo Technologies, Inc., Class A*	13,010	234,440
		463,853
IT Services - 0.1%
Kyndryl Holdings, Inc.*	9,882	166,808

Leisure Products - 0.9%
Brunswick Corp.	3,413	270,037
Mattel, Inc.*	17,083	378,559
Polaris, Inc.	2,582	289,416
Topgolf Callaway Brands Corp.*	6,718	117,162
YETI Holdings, Inc.*	4,182	208,891
		1,264,065
Life Sciences Tools & Services - 1.1%
Azenta, Inc.*	3,146	177,529
Bruker Corp.	4,815	315,864
Medpace Holdings, Inc.*	1,192	322,162
Repligen Corp.*	2,499	434,601
Sotera Health Co.*	4,772	77,020
Syneos Health, Inc.*	5,003	213,778
		1,540,954

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Machinery - 3.8%
AGCO Corp.	2,999	388,460
Chart Industries, Inc.*	2,025	365,674
Crane Co.	2,327	212,036
Donaldson Co., Inc.	5,854	373,895
Esab Corp.	2,500	180,425
Flowserve Corp.	6,329	250,438
Graco, Inc.	8,124	641,309
ITT, Inc.	3,977	406,768
Lincoln Electric Holdings, Inc.	2,778	534,654
Middleby Corp. (The)*	2,583	376,059
Oshkosh Corp.	3,152	327,272
Terex Corp.	3,272	198,316
Timken Co. (The)	3,180	243,016
Toro Co. (The)	5,033	514,977
Watts Water Technologies, Inc., Class A	1,323	249,743
		5,263,042
Marine Transportation - 0.2%
Kirby Corp.*	2,896	239,876

Media - 0.7%
Cable One, Inc.	228	148,330
New York Times Co. (The), Class A	7,908	350,087
Nexstar Media Group, Inc., Class A	1,730	281,644
TEGNA, Inc.	10,860	179,516
		959,577
Metals & Mining - 1.9%
Alcoa Corp.	8,610	258,989
Cleveland-Cliffs, Inc.*	24,859	380,094
Commercial Metals Co.	5,652	318,151
MP Materials Corp.*	4,458	93,350
Reliance Steel & Aluminum Co.	2,838	808,716
Royal Gold, Inc.	3,170	355,325
United States Steel Corp.	10,930	339,814
Worthington Industries, Inc.	1,465	110,271
		2,664,710
Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Annaly Capital Management, Inc.	23,836	483,156
Starwood Property Trust, Inc.	15,063	307,737
		790,893
Multi-Utilities - 0.2%
Black Hills Corp.	3,217	176,935
NorthWestern Corp.	2,886	145,454
		322,389
Office REITs - 0.6%
Corporate Office Properties Trust, REIT	5,430	140,528
Cousins Properties, Inc., REIT	7,321	172,043
Highwoods Properties, Inc., REIT	5,090	121,295
Kilroy Realty Corp., REIT	5,087	187,965
Vornado Realty Trust, REIT	7,779	186,852
		808,683
Oil, Gas & Consumable Fuels - 3.3%
Antero Midstream Corp.	16,204	196,392
Antero Resources Corp.*	13,326	368,730
Chesapeake Energy Corp.	5,157	454,899
Chord Energy Corp.	2,005	323,808
CNX Resources Corp.*	7,991	178,599
DT Midstream, Inc.	4,676	244,508
Equitrans Midstream Corp.	20,906	200,698
HF Sinclair Corp.	6,219	342,605
Matador Resources Co.	5,465	347,027
Murphy Oil Corp.	7,082	321,523
Ovintiv, Inc.	11,802	554,222
PBF Energy, Inc., Class A	5,293	248,189
Range Resources Corp.	11,645	377,065
Southwestern Energy Co.*	53,150	360,357
		4,518,622
Paper & Forest Products - 0.2%
Louisiana-Pacific Corp.	3,477	217,243

Passenger Airlines - 0.1%
JetBlue Airways Corp.*	15,825	93,684

Personal Care Products - 0.3%
BellRing Brands, Inc.*	6,409	265,973
Coty, Inc., Class A*	17,698	204,589
		470,562
Pharmaceuticals - 0.5%
Jazz Pharmaceuticals plc*	3,089	442,839
Perrigo Co. plc	6,531	228,585
		671,424
Professional Services - 2.5%
ASGN, Inc.*	2,379	195,459
CACI International, Inc., Class A*	1,100	360,811
Concentrix Corp.	2,061	164,530
ExlService Holdings, Inc.*	8,020	234,425
Exponent, Inc.	2,453	220,426
FTI Consulting, Inc.*	1,640	304,745
Genpact Ltd.	8,177	305,247
Insperity, Inc.	1,733	175,605
KBR, Inc.	6,550	402,956
ManpowerGroup, Inc.	2,436	192,127
Maximus, Inc.	2,934	237,126
Paylocity Holding Corp.*	1,993	399,596
Science Applications International Corp.	2,605	306,504
		3,499,557
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	2,306	398,477

Residential REITs - 0.7%
Apartment Income REIT Corp., Class A, REIT	7,201	245,266
Equity LifeStyle Properties, Inc., REIT	8,459	566,421
Independence Realty Trust, Inc., REIT	10,826	182,202
		993,889
Retail REITs - 1.0%
Agree Realty Corp., REIT	4,498	278,066
Brixmor Property Group, Inc., REIT	14,505	318,820
Kite Realty Group Trust, REIT	10,585	238,904
NNN REIT, Inc., REIT	8,788	346,159
Spirit Realty Capital, Inc., REIT	6,819	263,282
		1,445,231
Semiconductors & Semiconductor Equipment - 2.1%
Allegro MicroSystems, Inc.*	3,146	120,334
Amkor Technology, Inc.	4,860	135,886
Cirrus Logic, Inc.*	2,667	218,801
Lattice Semiconductor Corp.*	6,644	646,195
MACOM Technology Solutions Holdings, Inc.*	2,497	211,146

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
MKS Instruments, Inc.	2,772	277,838
Power Integrations, Inc.	2,768	232,567
Silicon Laboratories, Inc.*	1,544	208,224
Synaptics, Inc.*	1,907	166,939
Universal Display Corp.	2,102	341,701
Wolfspeed, Inc.*	6,008	287,303
		2,846,934
Software - 2.4%
ACI Worldwide, Inc.*	5,228	126,936
Aspen Technology, Inc.*	1,409	273,346
Blackbaud, Inc.*	2,184	166,224
CommVault Systems, Inc.*	2,122	144,954
Dolby Laboratories, Inc., Class A	2,865	242,007
Dropbox, Inc., Class A*	13,126	364,771
Dynatrace, Inc.*	10,467	504,509
Envestnet, Inc.*	2,626	143,458
Manhattan Associates, Inc.*	2,993	606,442
NCR Corp.*	6,776	208,430
Qualys, Inc.*	1,620	252,153
Teradata Corp.*	4,877	225,659
		3,258,889
Specialized REITs - 1.1%
CubeSmart, REIT	10,844	452,303
EPR Properties, REIT	3,633	162,686
Lamar Advertising Co., Class A, REIT	4,223	385,222
National Storage Affiliates Trust, REIT	3,964	133,190
PotlatchDeltic Corp., REIT	3,856	182,235
Rayonier, Inc., REIT	7,153	213,875
		1,529,511
Specialty Retail - 2.4%
AutoNation, Inc.*	1,519	238,620
Dick's Sporting Goods, Inc.	2,968	345,297
Five Below, Inc.*	2,687	462,056
Foot Locker, Inc.	3,833	75,203
GameStop Corp., Class A*(a)	12,206	226,421
Gap, Inc. (The)	10,296	119,228
Lithia Motors, Inc.	1,328	409,050
Murphy USA, Inc.	967	307,158
Penske Automotive Group, Inc.	1,162	190,917
RH*	861	314,429
Valvoline, Inc.	6,713	231,196
Williams-Sonoma, Inc.	3,169	447,463
		3,367,038
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc.*	2,204	606,276
Xerox Holdings Corp.	5,454	86,664
		692,940
Textiles, Apparel & Luxury Goods - 1.6%
Capri Holdings Ltd.*	6,070	318,614
Carter's, Inc.	1,819	130,186
Columbia Sportswear Co.	1,707	125,191
Crocs, Inc.*	2,993	291,339
Deckers Outdoor Corp.*	1,272	673,003
PVH Corp.	3,030	253,308
Skechers USA, Inc., Class A*	6,481	326,059
Under Armour, Inc., Class A*	9,107	69,577
Under Armour, Inc., Class C*	9,149	63,037
		2,250,314
Trading Companies & Distributors - 1.0%
GATX Corp.	1,704	201,311
MSC Industrial Direct Co., Inc., Class A	2,281	232,799
Watsco, Inc.	1,613	588,019
WESCO International, Inc.	2,178	352,509
		1,374,638
Water Utilities - 0.3%
Essential Utilities, Inc.	11,611	428,446

TOTAL COMMON STOCKS (Cost $101,373,714)		111,543,536

SECURITIES LENDING REINVESTMENTS(b) - 0.1%

INVESTMENT COMPANIES - 0.1%
Invesco Government & Agency Portfolio , Institutional Class 5.25% (Cost $205,969)	205,969	205,969

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.6%

REPURCHASE AGREEMENTS(c) - 5.6%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $7,746,869 (Cost $7,745,733)	7,745,733	7,745,733

Total Investments - 86.3% (Cost $109,325,416)		119,495,238
Other assets less liabilities - 13.7%		19,033,929
Net Assets - 100.0%		138,529,167

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $248,776, collateralized in the form of cash with a value of $205,969 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $45,828 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from September 15, 2023 – May 15, 2053. The total value of collateral is $251,797.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $205,969.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	35	9/15/2023	U.S. Dollar	$9,270,450	$95,065

Swap Agreements

Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
13,714,117	2/11/2025	Bank of America NA	5.98%	S&P MidCap 400®	852,869
27,930,872	2/11/2025	BNP Paribas SA	5.78%	S&P MidCap 400®	1,452,919
15,970,702	3/6/2025	Citibank NA	5.73%	S&P MidCap 400®	573,804
28,302,070	11/7/2024	Goldman Sachs International	5.60%	SPDR® S&P MidCap 400® ETF Trust	(373,052)
32,925,520	11/7/2024	Goldman Sachs International	5.83%	S&P MidCap 400®	(99,333)
7,857,046	3/6/2024	Morgan Stanley & Co. International plc	5.88%	S&P MidCap 400®	479,414
17,727,294	11/14/2024	Societe Generale	5.85%	S&P MidCap 400®	(168,949)
11,774,987	11/7/2024	UBS AG	5.68%	S&P MidCap 400®	13,239
156,202,608					2,730,911
				Total Unrealized Appreciation	3,372,245
				Total Unrealized Depreciation	(641,334)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 81.2%

REPURCHASE AGREEMENTS(a) - 81.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $3,433,574 (Cost $3,433,071)	3,433,071	3,433,071

Total Investments - 81.2% (Cost $3,433,071)		3,433,071
Other assets less liabilities - 18.8%		795,074
Net Assets - 100.0%		4,228,145

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
669,690	4/10/2025	Bank of America NA	5.63%	iShares® MSCI Brazil Capped ETF	(5,721)
2,512,213	11/14/2024	Citibank NA	5.63%	iShares® MSCI Brazil Capped ETF	(214,816)
1,388,031	11/14/2024	Goldman Sachs International	4.33%	iShares® MSCI Brazil Capped ETF	(138,335)
101,638	11/14/2024	Morgan Stanley & Co. International plc	5.78%	iShares® MSCI Brazil Capped ETF	11,727
1,224,793	11/14/2024	Societe Generale	5.53%	iShares® MSCI Brazil Capped ETF	(88,746)
2,585,105	11/14/2024	UBS AG	5.33%	iShares® MSCI Brazil Capped ETF	(216,117)
8,481,470					(652,008)
				Total Unrealized Appreciation	11,727
				Total Unrealized Depreciation	(663,735)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI EAFE

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 57.9%

REPURCHASE AGREEMENTS(a) - 57.9%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $5,372,608 (Cost $5,371,820)	5,371,820	5,371,820

Total Investments - 57.9% (Cost $5,371,820)		5,371,820
Other assets less liabilities - 42.1%		3,901,121
Net Assets - 100.0%		9,272,941

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
5,624,215	4/10/2025	Bank of America NA	5.63%	iShares® MSCI EAFE ETF	803,924
4,286,917	11/14/2024	Citibank NA	5.73%	iShares® MSCI EAFE ETF	(66,551)
1,840,442	3/6/2025	Goldman Sachs International	5.93%	iShares® MSCI EAFE ETF	34,212
2,793	11/9/2023	Morgan Stanley & Co. International plc	5.78%	iShares® MSCI EAFE ETF	(352)
1,357,291	11/14/2024	Societe Generale	6.03%	iShares® MSCI EAFE ETF	94,401
5,444,525	3/6/2025	UBS AG	5.53%	iShares® MSCI EAFE ETF	93,316
18,556,183					958,950
				Total Unrealized Appreciation	1,025,853
				Total Unrealized Depreciation	(66,903)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 72.8%

REPURCHASE AGREEMENTS(a) - 72.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $11,530,224 (Cost $11,528,533)	11,528,533	11,528,533

Total Investments - 72.8% (Cost $11,528,533)		11,528,533
Other assets less liabilities - 27.2%		4,301,529
Net Assets - 100.0%		15,830,062

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
7,904,977	3/6/2025	Bank of America NA	5.58%	iShares® MSCI Emerging Markets ETF	(258,489)
2,312,456	11/14/2024	Citibank NA	5.48%	iShares® MSCI Emerging Markets ETF	(132,093)
9,544,009	3/6/2025	Goldman Sachs International	5.63%	iShares® MSCI Emerging Markets ETF	(242,955)
98,062	11/14/2024	Morgan Stanley & Co. International plc	5.78%	iShares® MSCI Emerging Markets ETF	(2,086)
7,543,750	11/14/2024	Societe Generale	5.28%	iShares® MSCI Emerging Markets ETF	47,382
4,325,723	11/14/2024	UBS AG	5.13%	iShares® MSCI Emerging Markets ETF	(314,916)
31,728,977					(903,157)
				Total Unrealized Appreciation	47,382
				Total Unrealized Depreciation	(950,539)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra MSCI Japan

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 34.7%

iShares MSCI Japan ETF (Cost $2,509,826)	46,250	2,850,850

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 39.2%

REPURCHASE AGREEMENTS(a) - 39.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $3,213,582
(Cost $3,213,111)	3,213,111	3,213,111

Total Investments - 73.9% (Cost $5,722,937)		6,063,961
Other assets less liabilities - 26.1%		2,139,334
Net Assets - 100.0%		8,203,295

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,684,364	12/14/2023	Bank of America NA	5.68%	iShares® MSCI Japan ETF	(134,676)
3,120,359	4/10/2025	Citibank NA	5.83%	iShares® MSCI Japan ETF	224,456
866,375	3/6/2025	Goldman Sachs International	5.83%	iShares® MSCI Japan ETF	21,248
181,728	11/9/2023	Morgan Stanley & Co. International plc	5.78%	iShares® MSCI Japan ETF	(25,621)
3,380,976	11/14/2024	Societe Generale	5.68%	iShares® MSCI Japan ETF	(59,310)
4,327,751	11/9/2023	UBS AG	5.33%	iShares® MSCI Japan ETF	365,111
13,561,553					391,208
				Total Unrealized Appreciation	610,815
				Total Unrealized Depreciation	(219,607)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 74.5%

Biotechnology - 60.9%
2seventy bio, Inc.*	3,186	16,535
4D Molecular Therapeutics, Inc.*	2,657	43,256
89bio, Inc.*	4,624	79,255
Abcam plc, ADR*	14,292	323,285
Absci Corp.*	5,871	10,509
ACADIA Pharmaceuticals, Inc.*	10,321	278,873
Acumen Pharmaceuticals, Inc.*	3,668	22,081
Adaptimmune Therapeutics plc, ADR*	9,285	7,244
Adicet Bio, Inc.*	2,727	5,454
ADMA Biologics, Inc.*	14,107	54,312
Affimed NV*(a)	9,478	5,156
Agios Pharmaceuticals, Inc.*	3,526	96,718
Akero Therapeutics, Inc.*	3,512	174,301
Alaunos Therapeutics, Inc.*	15,271	2,153
Alector, Inc.*	5,289	28,825
Alkermes plc*	10,542	307,721
Allakos, Inc.*	5,492	15,817
Allogene Therapeutics, Inc.*	10,635	41,370
Allovir, Inc.*	7,203	22,545
Alnylam Pharmaceuticals, Inc.*	7,902	1,563,174
Alpine Immune Sciences, Inc.*	3,044	37,593
Altimmune, Inc.*	3,128	7,914
ALX Oncology Holdings, Inc.*	2,594	11,050
Amarin Corp. plc, ADR*	24,396	25,616
Amgen, Inc.	24,523	6,286,226
Amicus Therapeutics, Inc.*	18,060	231,529
AnaptysBio, Inc.*	1,681	33,082
Anavex Life Sciences Corp.*(a)	5,129	40,519
Annexon, Inc.*	3,367	9,259
Apellis Pharmaceuticals, Inc.*	7,390	311,932
Arbutus Biopharma Corp.*	10,543	21,402
Arcellx, Inc.*	3,046	109,169
Arcturus Therapeutics Holdings, Inc.*	1,686	51,170
Arcutis Biotherapeutics, Inc.*	3,897	33,280
Ardelyx, Inc.*	13,609	57,974
Argenx SE, ADR*	1,895	952,219
Arrowhead Pharmaceuticals, Inc.*	6,784	187,510
ARS Pharmaceuticals, Inc.*	6,014	42,639
Ascendis Pharma A/S, ADR*	3,622	355,028
Atara Biotherapeutics, Inc.*	6,218	9,078
Aurinia Pharmaceuticals, Inc.*	9,077	82,328
Avidity Biosciences, Inc.*	4,496	33,990
Beam Therapeutics, Inc.*	4,838	112,145
BeiGene Ltd., ADR*	2,623	544,404
Bicycle Therapeutics plc, ADR*	1,641	35,675
BioAtla, Inc.*	3,024	7,590
BioCryst Pharmaceuticals, Inc.*	11,991	85,256
Biogen, Inc.*	9,127	2,440,195
BioMarin Pharmaceutical, Inc.*	11,911	1,088,427
Biomea Fusion, Inc.*(a)	2,246	37,890
BioNTech SE, ADR*	5,936	717,840
Bluebird Bio, Inc.*	6,754	25,463
Blueprint Medicines Corp.*	3,836	191,263
Bridgebio Pharma, Inc.*	10,186	304,663
C4 Therapeutics, Inc.*	3,112	9,025
Caribou Biosciences, Inc.*	5,115	30,127
Centessa Pharmaceuticals plc, ADR*	3,347	25,236
Century Therapeutics, Inc.*	3,780	9,374
Cogent Biosciences, Inc.*	5,412	66,081
Coherus Biosciences, Inc.*	5,970	31,820
Compass Pathways plc, ADR*(a)	1,516	13,720
Crinetics Pharmaceuticals, Inc.*	3,428	59,373
CRISPR Therapeutics AG*	5,011	250,600
Cullinan Oncology, Inc.*	2,497	25,844
CureVac NV*(a)	14,206	126,860
Cytokinetics, Inc.*	6,069	212,051
Day One Biopharmaceuticals, Inc.*	5,516	74,411
Deciphera Pharmaceuticals, Inc.*	4,983	69,961
Denali Therapeutics, Inc.*	8,687	200,583
Design Therapeutics, Inc.*	3,551	8,806
Dyne Therapeutics, Inc.*	3,701	42,191
Eagle Pharmaceuticals, Inc.*	831	14,085
Editas Medicine, Inc.*	5,169	46,056
Eiger BioPharmaceuticals, Inc.*(a)	2,810	2,428
Enanta Pharmaceuticals, Inc.*	1,336	19,840
EQRx, Inc.*	30,929	70,827
Erasca, Inc.*	9,567	24,779
Evelo Biosciences, Inc.*	1,194	7,892
Exelixis, Inc.*	20,666	462,712
Exscientia plc, ADR*(a)	2,790	16,796
Fate Therapeutics, Inc.*	6,245	15,675
FibroGen, Inc.*	6,194	5,946
Foghorn Therapeutics, Inc.*	2,653	20,083
G1 Therapeutics, Inc.*	3,278	5,474
Galapagos NV, ADR*	1,116	42,285
Generation Bio Co.*	4,169	19,928
Genmab A/S, ADR*	2,795	107,021
Geron Corp.*	32,287	78,457
Gilead Sciences, Inc.	70,327	5,378,609
Gossamer Bio, Inc.*(a)	6,057	6,299
Gracell Biotechnologies, Inc., ADR*	4,322	14,176
Graphite Bio, Inc.*	3,686	8,183
Grifols SA, ADR*	7,332	69,434
Gritstone bio, Inc.*	5,642	10,268
Halozyme Therapeutics, Inc.*	8,356	355,631
HilleVax, Inc.*	2,488	33,190
Horizon Therapeutics plc*	14,509	1,635,745
Humacyte, Inc.*(a)	6,557	25,113
Ideaya Biosciences, Inc.*	3,635	106,724
IGM Biosciences, Inc.*(a)	2,074	14,829
I-Mab, ADR*(a)	4,372	8,307
Immuneering Corp., Class A*(a)	1,856	16,723
ImmunityBio, Inc.*(a)	27,669	44,547
Immunocore Holdings plc, ADR*(a)	1,987	111,809
ImmunoGen, Inc.*	16,244	257,305
Immunovant, Inc.*	8,276	187,948
Incyte Corp.*	14,159	913,680
Inhibrx, Inc.*	2,768	59,235
Inovio Pharmaceuticals, Inc.*(a)	16,675	7,502
Insmed, Inc.*	8,659	189,546
Instil Bio, Inc.*	8,254	3,723
Intellia Therapeutics, Inc.*	5,594	209,663
Intercept Pharmaceuticals, Inc.*	2,646	28,656
Invivyd, Inc.*	6,947	12,921
Ionis Pharmaceuticals, Inc.*	9,080	365,652
Iovance Biotherapeutics, Inc.*	15,715	94,919
Ironwood Pharmaceuticals, Inc., Class A*	9,859	86,759
iTeos Therapeutics, Inc.*	2,270	27,388
Karuna Therapeutics, Inc.*	2,376	446,118
Karyopharm Therapeutics, Inc.*	7,235	9,261

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Keros Therapeutics, Inc.*	1,876	65,866
Kezar Life Sciences, Inc.*	4,596	6,848
Kiniksa Pharmaceuticals Ltd., Class A*	2,219	38,233
Kinnate Biopharma, Inc.*	2,956	6,592
Kodiak Sciences, Inc.*	3,321	7,306
Krystal Biotech, Inc.*	1,638	203,898
Kura Oncology, Inc.*	4,345	43,146
Kymera Therapeutics, Inc.*	3,511	66,990
Legend Biotech Corp., ADR*	4,113	285,278
Lexicon Pharmaceuticals, Inc.*	15,526	26,705
Lyell Immunopharma, Inc.*	15,841	37,860
MacroGenics, Inc.*	3,926	18,295
Madrigal Pharmaceuticals, Inc.*	1,160	208,800
MannKind Corp.*	16,774	77,328
MeiraGTx Holdings plc*	3,776	23,751
Mersana Therapeutics, Inc.*	7,259	8,058
Merus NV*	3,659	81,852
Mirati Therapeutics, Inc.*	4,330	161,076
Mirum Pharmaceuticals, Inc.*	2,414	63,802
Moderna, Inc.*	24,161	2,731,884
Monte Rosa Therapeutics, Inc.*(a)	3,135	18,402
Morphic Holding, Inc.*	2,906	160,063
Myriad Genetics, Inc.*	5,175	92,374
Neurocrine Biosciences, Inc.*	6,193	674,356
Nkarta, Inc.*	3,106	5,342
Novavax, Inc.*(a)	5,477	43,816
Nurix Therapeutics, Inc.*	3,010	25,585
Nuvalent, Inc., Class A*	3,261	148,604
Omega Therapeutics, Inc.*(a)	3,492	12,816
PepGen, Inc.*	1,510	9,513
PMV Pharmaceuticals, Inc.*	2,906	20,981
Poseida Therapeutics, Inc., Class A*(a)	5,507	11,510
Precigen, Inc.*(a)	16,214	28,375
Prelude Therapeutics, Inc.*	3,328	12,413
Protagonist Therapeutics, Inc.*	3,632	71,986
Prothena Corp. plc*	3,349	176,894
PTC Therapeutics, Inc.*	4,708	185,966
RAPT Therapeutics, Inc.*	2,180	41,638
Recursion Pharmaceuticals, Inc., Class A*	12,941	112,587
Regeneron Pharmaceuticals, Inc.*	6,838	5,651,539
REGENXBIO, Inc.*	2,757	48,799
Relay Therapeutics, Inc.*	7,718	78,878
Repare Therapeutics, Inc.*	2,672	26,079
Replimune Group, Inc.*	3,668	74,901
REVOLUTION Medicines, Inc.*	6,747	229,196
Rhythm Pharmaceuticals, Inc.*(a)	3,609	93,870
Rocket Pharmaceuticals, Inc.*	5,107	79,925
Roivant Sciences Ltd.*	48,132	556,887
Sage Therapeutics, Inc.*	3,792	75,840
Sana Biotechnology, Inc.*	12,153	65,019
Sangamo Therapeutics, Inc.*	10,904	10,569
Sarepta Therapeutics, Inc.*	5,911	715,290
Scholar Rock Holding Corp.*(a)	3,446	21,538
Seagen, Inc.*	11,900	2,452,233
Selecta Biosciences, Inc.*(a)	9,737	11,977
Seres Therapeutics, Inc.*	8,117	28,004
SpringWorks Therapeutics, Inc.*	3,969	111,846
Stoke Therapeutics, Inc.*	2,803	15,753
Summit Therapeutics, Inc.*	44,277	71,729
Sutro Biopharma, Inc.*	3,833	18,207
Syndax Pharmaceuticals, Inc.*	4,367	80,833
Tango Therapeutics, Inc.*	5,610	36,409
Travere Therapeutics, Inc.*	4,735	67,616
Twist Bioscience Corp.*	3,625	79,714
Ultragenyx Pharmaceutical, Inc.*	4,495	165,371
uniQure NV*	3,019	26,296
United Therapeutics Corp.*	2,973	667,022
UroGen Pharma Ltd.*	1,922	33,597
Vanda Pharmaceuticals, Inc.*	3,645	18,918
Vaxcyte, Inc.*	5,946	308,716
Veracyte, Inc.*	4,597	121,361
Vertex Pharmaceuticals, Inc.*	16,324	5,686,302
Verve Therapeutics, Inc.*	3,931	50,592
Vir Biotechnology, Inc.*	8,503	107,648
Xencor, Inc.*	3,831	84,205
Xenon Pharmaceuticals, Inc.*	4,034	157,245
Zai Lab Ltd., ADR*	3,937	100,275
Zentalis Pharmaceuticals, Inc.*	4,472	118,776
		54,941,876
Health Care Equipment & Supplies - 0.2%
Cue Health, Inc.*	9,622	5,196
Novocure Ltd.*	6,740	148,684
		153,880
Health Care Providers & Services - 0.4%
23andMe Holding Co., Class A*(a)	18,599	20,459
Castle Biosciences, Inc.*	1,694	33,762
Guardant Health, Inc.*	7,430	290,364
PetIQ, Inc., Class A*	1,849	35,279
		379,864
Life Sciences Tools & Services - 3.3%
AbCellera Biologics, Inc.*(a)	18,324	99,866
Adaptive Biotechnologies Corp.*	9,158	61,999
Codexis, Inc.*	4,239	7,376
Illumina, Inc.*	10,033	1,657,652
Maravai LifeSciences Holdings, Inc., Class A*	8,370	86,546
MaxCyte, Inc.*	6,539	23,933
Medpace Holdings, Inc.*	1,935	522,972
NanoString Technologies, Inc.*	3,004	7,690
Nautilus Biotechnology, Inc., Class A*	7,925	25,598
Pacific Biosciences of California, Inc.*	15,860	178,901
Quantum-Si, Inc.*	7,715	18,053
Syneos Health, Inc.*	6,579	281,121
		2,971,707
Pharmaceuticals - 9.7%
Aclaris Therapeutics, Inc.*	4,486	33,555
Amphastar Pharmaceuticals, Inc.*	3,062	163,235
Amylyx Pharmaceuticals, Inc.*	4,262	91,889
ANI Pharmaceuticals, Inc.*	1,280	82,419
Arvinas, Inc.*	3,389	95,604
AstraZeneca plc, ADR	37,022	2,510,832
ATAI Life Sciences NV*(a)	10,536	16,120
Atea Pharmaceuticals, Inc.*	5,292	17,781
Avadel Pharmaceuticals plc, ADR*	4,087	55,215
Axsome Therapeutics, Inc.*(a)	2,764	223,331
Cara Therapeutics, Inc.*	3,425	8,802
Collegium Pharmaceutical, Inc.*	2,195	51,407
Cymabay Therapeutics, Inc.*	6,189	85,099
Edgewise Therapeutics, Inc.*	4,017	25,106
Esperion Therapeutics, Inc.*(a)	6,788	10,861
Evolus, Inc.*	3,614	35,743
Fulcrum Therapeutics, Inc.*(a)	3,920	21,678
Harmony Biosciences Holdings, Inc.*	3,805	137,931
Harrow Health, Inc.*(a)	2,122	32,191

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
HUTCHMED China Ltd., ADR*(a)	1,996	29,980
Innoviva, Inc.*	4,156	52,989
Intra-Cellular Therapies, Inc.*	6,089	338,061
Jazz Pharmaceuticals plc*	4,062	582,328
Ligand Pharmaceuticals, Inc.*	1,097	72,150
Marinus Pharmaceuticals, Inc.*	3,208	22,809
Nektar Therapeutics*	12,008	7,145
NGM Biopharmaceuticals, Inc.*	5,226	9,877
Ocular Therapeutix, Inc.*	4,919	18,594
Omeros Corp.*(a)	3,986	13,792
Optinose, Inc.*	7,104	8,454
Pacira BioSciences, Inc.*	2,918	103,005
Phathom Pharmaceuticals, Inc.*	3,470	49,933
Phibro Animal Health Corp., Class A	1,291	18,009
Pliant Therapeutics, Inc.*	3,755	63,384
Reata Pharmaceuticals, Inc., Class A*	2,097	354,393
Revance Therapeutics, Inc.*	5,333	94,021
Royalty Pharma plc, Class A	28,444	848,200
Sanofi, ADR	18,965	1,008,559
SIGA Technologies, Inc.	4,522	20,756
Supernus Pharmaceuticals, Inc.*	3,458	110,103
Tarsus Pharmaceuticals, Inc.*	2,063	36,123
Terns Pharmaceuticals, Inc.*	3,598	18,961
Theravance Biopharma, Inc.*	3,669	34,929
Ventyx Biosciences, Inc.*	3,717	124,520
Verona Pharma plc, ADR*	4,232	82,228
Viatris, Inc.	76,093	818,000
WaVe Life Sciences Ltd.*	6,244	27,161
Xeris Biopharma Holdings, Inc.*(a)	8,715	19,783
		8,687,046
TOTAL COMMON STOCKS (Cost $84,301,118)		67,134,373

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Achillion Pharmaceuticals, Inc., CVR*(c)(d) (Cost $11,641)	25,307	11,641

SECURITIES LENDING REINVESTMENTS(e) - 0.6%

INVESTMENT COMPANIES - 0.6%
Invesco Government & Agency Portfolio , Institutional Class 5.25% (Cost $563,338)	563,338	563,338

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 10.6%

REPURCHASE AGREEMENTS(f) - 10.6%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $9,586,341
(Cost $9,584,936)	9,584,936	9,584,936

Total Investments - 85.7% (Cost $94,461,033)		77,294,288
Other assets less liabilities - 14.3%		12,928,382
Net Assets - 100.0%		90,222,670

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $891,000, collateralized in the form of cash with a value of $563,338 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $381,379 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from September 7, 2023 – November 15, 2052. The total value of collateral is $944,717.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of August 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2023 amounted to $11,641, which represents approximately 0.01% of net assets of the Fund.
(d)	Illiquid security.
(e)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $563,338.
(f)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights - No defined expiration

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreements

Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
27,169,430	3/6/2025	Bank of America NA	5.48%	NASDAQ Biotechnology Index®	(1,720,599)
14,784,153	11/6/2023	BNP Paribas SA	5.63%	NASDAQ Biotechnology Index®	1,158,879
15,245,001	3/6/2025	Citibank NA	5.48%	NASDAQ Biotechnology Index®	(887,559)
2,666,332	11/7/2024	Goldman Sachs International	5.93%	NASDAQ Biotechnology Index®	(56,644)
2,810,347	3/6/2024	Morgan Stanley & Co. International plc	5.78%	NASDAQ Biotechnology Index®	(115,788)
8,920,691	11/14/2024	Societe Generale	5.88%	NASDAQ Biotechnology Index®	459,137
41,933,010	11/7/2024	UBS AG	5.33%	NASDAQ Biotechnology Index®	(495,612)
113,528,964					(1,658,186)
				Total Unrealized Appreciation	1,618,016
				Total Unrealized Depreciation	(3,276,202)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cloud Computing

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 74.4%

Broadline Retail - 3.0%
Amazon.com, Inc.*	591	81,564

Communications Equipment - 5.1%
Arista Networks, Inc.*	428	83,558
Cisco Systems, Inc.	956	54,827
		138,385
Diversified Telecommunication Services - 0.8%
Lumen Technologies, Inc.*	14,403	22,901

Financial Services - 0.5%
Toast, Inc., Class A*	566	12,548

Health Care Technology - 0.5%
Veeva Systems, Inc., Class A*	72	15,026

Interactive Media & Services - 3.3%
Alphabet, Inc., Class A*	580	78,979
Eventbrite, Inc., Class A*	1,115	11,295
		90,274
IT Services - 16.5%
Akamai Technologies, Inc.*	515	54,121
Cloudflare, Inc., Class A*	686	44,610
DigitalOcean Holdings, Inc.*(a)	892	24,129
Fastly, Inc., Class A*	1,761	41,894
International Business Machines Corp.	554	81,344
MongoDB, Inc., Class A*	202	77,023
Shopify, Inc., Class A*	623	41,423
Snowflake, Inc., Class A*	72	11,293
Squarespace, Inc., Class A*	404	12,181
Twilio, Inc., Class A*	511	32,556
Wix.com Ltd.*	311	30,717
		451,291
Media - 0.5%
Trade Desk, Inc. (The), Class A*	169	13,525

Professional Services - 1.0%
Paycom Software, Inc.	42	12,383
Paylocity Holding Corp.*	69	13,835
		26,218
Software - 36.8%
Adobe, Inc.*	85	47,544
Appfolio, Inc., Class A*	83	16,000
Appian Corp., Class A*	554	26,980
AppLovin Corp., Class A*	1,424	61,545
Asana, Inc., Class A*	497	10,681
Atlassian Corp., Class A*	197	40,200
Blackbaud, Inc.*	162	12,330
BlackLine, Inc.*	228	13,694
Box, Inc., Class A*	421	11,148
Confluent, Inc., Class A*	1,122	37,127
Crowdstrike Holdings, Inc., Class A*	74	12,064
Datadog, Inc., Class A*	125	12,060
DocuSign, Inc.*	210	10,563
Domo, Inc., Class B*	476	5,074
Dropbox, Inc., Class A*	516	14,340
Elastic NV*	163	10,086
Everbridge, Inc.*	494	12,256
HashiCorp, Inc., Class A*	1,037	30,239
HubSpot, Inc.*	69	37,710
Intuit, Inc.	28	15,171
Microsoft Corp.	217	71,124
Nutanix, Inc., Class A*	2,404	74,764
Open Text Corp.	285	11,474
Oracle Corp.	672	80,902
Palo Alto Networks, Inc.*	56	13,625
Q2 Holdings, Inc.*	408	14,039
Qualys, Inc.*	94	14,631
RingCentral, Inc., Class A*	956	29,569
Salesforce, Inc.*	159	35,212
SAP SE, ADR(a)	182	25,424
ServiceNow, Inc.*	65	38,274
Smartsheet, Inc., Class A*	239	9,974
Splunk, Inc.*	359	43,532
Sprout Social, Inc., Class A*	274	14,670
Workday, Inc., Class A*	56	13,692
Workiva, Inc., Class A*	368	41,161
Zoom Video Communications, Inc., Class A*	177	12,572
Zscaler, Inc.*	88	13,732
Zuora, Inc., Class A*	1,100	10,021
		1,005,204
Technology Hardware, Storage & Peripherals - 6.4%
Hewlett Packard Enterprise Co.	2,469	41,948
NetApp, Inc.	537	41,188
Pure Storage, Inc., Class A*	2,473	90,487
		173,623
TOTAL COMMON STOCKS (Cost $1,858,068)		2,030,559

SECURITIES LENDING REINVESTMENTS(b) - 0.9%

INVESTMENT COMPANIES - 0.9%
Invesco Government & Agency Portfolio , Institutional Class 5.25% (Cost $24,312)	24,312	24,312

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 7.9%

REPURCHASE AGREEMENTS(c) - 7.9%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $216,998
(Cost $216,965)	216,965	216,965

Total Investments - 83.2% (Cost $2,099,345)		2,271,836
Other assets less liabilities - 16.8%		458,610
Net Assets - 100.0%		2,730,446

*	Non-income producing security.

Ultra Nasdaq Cloud Computing

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $23,618, collateralized in the form of cash with a value of $24,312 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $24,312.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
1,154,862	3/6/2024	Bank of America NA	5.43%	ISE Cloud Computing Index	336,602
2,043,491	11/6/2023	BNP Paribas SA	5.78%	ISE Cloud Computing Index	(277,106)
125,548	11/7/2024	Goldman Sachs International	5.93%	ISE Cloud Computing Index	6,300
104,178	3/6/2024	UBS AG	5.88%	ISE Cloud Computing Index	12,096
3,428,079					77,892
				Total Unrealized Appreciation	354,998
				Total Unrealized Depreciation	(277,106)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Nasdaq Cybersecurity

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 43.7%

REPURCHASE AGREEMENTS(a) - 43.7%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $961,865
(Cost $961,723)	961,723	961,723

Total Investments - 43.7% (Cost $961,723)		961,723
Other assets less liabilities - 56.3%		1,238,066
Net Assets - 100.0%		2,199,789

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
2,420,528	3/6/2024	Bank of America NA	5.58%	First Trust Nasdaq Cybersecurity ETF	212,367
1,089,080	11/6/2023	BNP Paribas SA	5.83%	First Trust Nasdaq Cybersecurity ETF	(501,187)
628,477	11/7/2024	Goldman Sachs International	5.93%	First Trust Nasdaq Cybersecurity ETF	68,048
261,253	3/6/2024	UBS AG	5.83%	First Trust Nasdaq Cybersecurity ETF	22,649
4,399,338					(198,123)
				Total Unrealized Appreciation	303,064
				Total Unrealized Depreciation	(501,187)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 69.1%

Automobiles - 2.2%
Lucid Group, Inc.*(a)	679,140	4,264,999
Tesla, Inc.*	441,632	113,976,387
		118,241,386
Beverages - 2.0%
Keurig Dr Pepper, Inc.	419,491	14,115,872
Monster Beverage Corp.*	312,799	17,957,791
PepsiCo, Inc.	411,739	73,256,603
		105,330,266
Biotechnology - 3.0%
Amgen, Inc.	159,668	40,929,295
Biogen, Inc.*	43,236	11,559,577
Gilead Sciences, Inc.	372,755	28,508,303
Moderna, Inc.*	113,931	12,882,178
Regeneron Pharmaceuticals, Inc.*	32,274	26,674,138
Seagen, Inc.*	56,054	11,551,048
Vertex Pharmaceuticals, Inc.*	76,971	26,812,078
		158,916,617
Broadline Retail - 4.7%
Amazon.com, Inc.*	1,429,731	197,317,175
eBay, Inc.	159,800	7,155,844
JD.com, Inc., ADR	135,686	4,506,132
MercadoLibre, Inc.*	14,999	20,584,028
PDD Holdings, Inc., ADR*	182,462	18,058,264
		247,621,443
Commercial Services & Supplies - 0.5%
Cintas Corp.	30,375	15,314,164
Copart, Inc.*	285,379	12,793,540
		28,107,704
Communications Equipment - 1.3%
Cisco Systems, Inc.	1,217,797	69,840,658

Consumer Staples Distribution & Retail - 1.7%
Costco Wholesale Corp.	132,531	72,796,628
Dollar Tree, Inc.*	65,867	8,059,486
Walgreens Boots Alliance, Inc.	257,828	6,525,626
		87,381,740
Electric Utilities - 0.8%
American Electric Power Co., Inc.	153,834	12,060,586
Constellation Energy Corp.	96,941	10,097,375
Exelon Corp.	297,193	11,923,383
Xcel Energy, Inc.	164,481	9,396,799
		43,478,143
Energy Equipment & Services - 0.2%
Baker Hughes Co., Class A	302,517	10,948,090

Entertainment - 1.5%
Electronic Arts, Inc.	81,465	9,774,170
Netflix, Inc.*	132,860	57,618,725
Warner Bros Discovery, Inc.*	727,978	9,565,631
		76,958,526
Financial Services - 0.4%
PayPal Holdings, Inc.*	333,419	20,842,022

Food Products - 0.8%
Kraft Heinz Co. (The)	366,753	12,135,857
Mondelez International, Inc., Class A	406,986	29,001,822
		41,137,679
Ground Transportation - 0.6%
CSX Corp.	607,574	18,348,735
Old Dominion Freight Line, Inc.	32,762	14,001,496
		32,350,231
Health Care Equipment & Supplies - 1.4%
Align Technology, Inc.*	22,866	8,463,621
Dexcom, Inc.*	115,832	11,696,715
GE HealthCare Technologies, Inc.	135,878	9,572,605
IDEXX Laboratories, Inc.*	24,787	12,676,320
Intuitive Surgical, Inc.*	104,705	32,739,160
		75,148,421
Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A*	123,242	16,212,485
Booking Holdings, Inc.*	11,031	34,251,586
Marriott International, Inc., Class A	91,087	18,537,115
Starbucks Corp.	342,608	33,383,724
		102,384,910
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	198,923	37,385,589

Interactive Media & Services - 6.7%
Alphabet, Inc., Class A*	827,824	112,724,794
Alphabet, Inc., Class C*	818,537	112,426,057
Meta Platforms, Inc., Class A*	432,089	127,850,814
		353,001,665
IT Services - 0.2%
Cognizant Technology Solutions Corp., Class A	151,652	10,859,800

Life Sciences Tools & Services - 0.2%
Illumina, Inc.*	47,251	7,806,810

Machinery - 0.2%
PACCAR, Inc.	156,170	12,851,229

Media - 1.8%
Charter Communications, Inc., Class A*	45,000	19,715,400
Comcast Corp., Class A	1,243,005	58,122,914
Sirius XM Holdings, Inc.(a)	1,156,032	5,086,541
Trade Desk, Inc. (The), Class A*	132,906	10,636,467
		93,561,322
Oil, Gas & Consumable Fuels - 0.2%
Diamondback Energy, Inc.	54,136	8,216,762

Pharmaceuticals - 0.2%
AstraZeneca plc, ADR	176,867	11,995,120

Professional Services - 1.1%
Automatic Data Processing, Inc.	123,447	31,430,841
Paychex, Inc.	107,747	13,169,916
Verisk Analytics, Inc., Class A	43,251	10,476,257
		55,077,014
Real Estate Management & Development - 0.2%
CoStar Group, Inc.*	122,084	10,009,667

Semiconductors & Semiconductor Equipment - 13.1%
Advanced Micro Devices, Inc.*	481,232	50,875,847
Analog Devices, Inc.	149,834	27,236,825
Applied Materials, Inc.	250,969	38,338,024
ASML Holding NV (Registered), NYRS	26,230	17,325,702

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Broadcom, Inc.	124,584	114,977,328
Enphase Energy, Inc.*	40,973	5,184,314
GLOBALFOUNDRIES, Inc.*(a)	163,676	9,043,099
Intel Corp.	1,246,441	43,799,937
KLA Corp.	41,024	20,588,715
Lam Research Corp.	40,142	28,195,741
Marvell Technology, Inc.	257,000	14,970,250
Microchip Technology, Inc.	162,994	13,339,429
Micron Technology, Inc.	327,045	22,873,527
NVIDIA Corp.	344,164	169,862,142
NXP Semiconductors NV	77,631	15,970,249
ON Semiconductor Corp.*	129,054	12,706,657
QUALCOMM, Inc.	332,925	38,129,900
Texas Instruments, Inc.	271,236	45,583,922
		689,001,608
Software - 11.7%
Adobe, Inc.*	137,089	76,679,361
ANSYS, Inc.*	25,878	8,251,718
Atlassian Corp., Class A*	45,406	9,265,548
Autodesk, Inc.*	63,985	14,200,831
Cadence Design Systems, Inc.*	81,456	19,585,281
Crowdstrike Holdings, Inc., Class A*	66,984	10,920,402
Datadog, Inc., Class A*	88,529	8,541,278
Fortinet, Inc.*	234,616	14,126,229
Intuit, Inc.	83,669	45,332,701
Microsoft Corp.	1,036,102	339,592,792
Palo Alto Networks, Inc.*	91,395	22,236,403
Synopsys, Inc.*	45,451	20,857,009
Workday, Inc., Class A*	61,578	15,055,821
Zoom Video Communications, Inc., Class A*	74,949	5,323,627
Zscaler, Inc.*	43,356	6,765,704
		616,734,705
Specialty Retail - 0.6%
O'Reilly Automotive, Inc.*	18,179	17,082,806
Ross Stores, Inc.	102,235	12,453,246
		29,536,052
Technology Hardware, Storage & Peripherals - 7.8%
Apple, Inc.	2,191,698	411,754,303

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc.*	36,540	13,931,240

Trading Companies & Distributors - 0.2%
Fastenal Co.	170,654	9,826,257

Wireless Telecommunication Services - 0.9%
T-Mobile US, Inc.*	358,556	48,853,255

TOTAL COMMON STOCKS (Cost $3,531,370,276)		3,639,090,234

SECURITIES LENDING REINVESTMENTS(b) - 0.2%

INVESTMENT COMPANIES - 0.2%
Invesco Government & Agency Portfolio , Institutional Class 5.25% (Cost $11,795,493)	11,795,493	11,795,493

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 5.7%

REPURCHASE AGREEMENTS(c) - 0.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $41,770,025
(Cost $41,763,901)	41,763,901	41,763,901

U.S. TREASURY OBLIGATIONS(d) - 4.9%
U.S. Treasury Bills
4.80%, 9/28/2023(e)	150,000,000	149,406,843
5.34%, 11/21/2023(e)	25,000,000	24,703,422
5.40%, 11/24/2023(e)	25,000,000	24,690,386
5.39%, 12/5/2023(e)	35,000,000	34,511,294
5.38%, 12/12/2023(e)	25,000,000	24,624,672
TOTAL U.S. TREASURY OBLIGATIONS (Cost $257,999,588)		257,936,617

TOTAL SHORT-TERM INVESTMENTS (Cost $299,763,489)		299,700,518
Total Investments - 75.0% (Cost $3,842,929,258)		3,950,586,245
Other assets less liabilities - 25.0%		1,315,186,000
Net Assets - 100.0%		5,265,772,245

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $15,156,011, collateralized in the form of cash with a value of $11,795,493 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $3,977,345 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from September 30, 2023 – November 15, 2052. The total value of collateral is $15,772,838.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $11,795,493.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $179,176,358.
(e)	The rate shown was the current yield as of August 31, 2023.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

Ultra QQQ

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Purchased

Ultra QQQ had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	504	9/15/2023	U.S. Dollar	$156,628,080	$6,018,421

Swap Agreements

Ultra QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
491,678,439	3/6/2025	Bank of America NA	5.98%	NASDAQ-100 Index®	4,659,418
445,035,720	11/6/2023	Barclays Capital	5.93%	NASDAQ-100 Index®	72,329,289
454,878,899	2/11/2025	BNP Paribas SA	5.98%	NASDAQ-100 Index®	55,719,810
409,011,233	3/6/2025	Citibank NA	5.99%	NASDAQ-100 Index®	36,601,186
778,432,733	4/8/2024	Goldman Sachs International	5.93%	NASDAQ-100 Index®	116,001,050
1,073,764,181	11/7/2024	Goldman Sachs International	5.73%	PowerShares QQQ TrustSM, Series 1	106,956,036
691,332,221	11/7/2023	J.P. Morgan Securities	5.73%	NASDAQ-100 Index®	89,237,298
390,022,422	3/6/2024	Morgan Stanley & Co. International plc	5.88%	NASDAQ-100 Index®	76,517,700
630,187,589	3/6/2024	Morgan Stanley & Co. International plc	5.88%	PowerShares QQQ TrustSM, Series 1	98,037,589
848,466,567	4/8/2024	Societe Generale	6.28%	NASDAQ-100 Index®	125,011,355
522,959,599	11/7/2024	UBS AG	6.13%	NASDAQ-100 Index®	117,072,718
6,735,769,603					898,143,449
				Total Unrealized Appreciation	898,143,449

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 71.6%

Health Care REITs - 5.4%
Healthpeak Properties, Inc., REIT	25,493	524,646
Ventas, Inc., REIT	18,645	814,414
Welltower, Inc., REIT	23,165	1,919,915
		3,258,975
Hotel & Resort REITs - 0.9%
Host Hotels & Resorts, Inc., REIT	33,148	523,407

Industrial REITs - 8.9%
Prologis, Inc., REIT	43,039	5,345,444

Office REITs - 2.2%
Alexandria Real Estate Equities, Inc., REIT	7,338	853,703
Boston Properties, Inc., REIT	6,652	444,154
		1,297,857
Real Estate Management & Development - 4.7%
CBRE Group, Inc., Class A*	14,487	1,232,119
CoStar Group, Inc.*	19,040	1,561,090
		2,793,209
Residential REITs - 9.6%
AvalonBay Communities, Inc., REIT	6,618	1,216,521
Camden Property Trust, REIT	4,976	535,517
Equity Residential, REIT	15,893	1,030,343
Essex Property Trust, Inc., REIT	2,991	713,024
Invitation Homes, Inc., REIT	27,093	923,600
Mid-America Apartment Communities, Inc., REIT	5,437	789,616
UDR, Inc., REIT	14,421	575,398
		5,784,019
Retail REITs - 8.1%
Federal Realty Investment Trust, REIT	3,419	334,857
Kimco Realty Corp., REIT	28,891	547,195
Realty Income Corp., REIT	31,376	1,758,311
Regency Centers Corp., REIT	7,658	476,327
Simon Property Group, Inc., REIT	15,240	1,729,588
		4,846,278
Specialized REITs - 31.8%
American Tower Corp., REIT	21,720	3,938,270
Crown Castle, Inc., REIT	20,212	2,031,306
Digital Realty Trust, Inc., REIT	13,579	1,788,626
Equinix, Inc., REIT	4,359	3,406,036
Extra Space Storage, Inc., REIT	9,843	1,266,597
Iron Mountain, Inc., REIT	13,591	863,572
Public Storage, REIT	7,375	2,038,303
SBA Communications Corp., Class A, REIT	5,049	1,133,652
VICI Properties, Inc., REIT	46,804	1,443,435
Weyerhaeuser Co., REIT	34,129	1,117,725
		19,027,522
TOTAL COMMON STOCKS (Cost $47,560,867)		42,876,711

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 10.2%

REPURCHASE AGREEMENTS(a) - 10.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $6,089,289
(Cost $6,088,400)	6,088,400	6,088,400

Total Investments - 81.8% (Cost $53,649,267)		48,965,111
Other assets less liabilities - 18.2%		10,858,445
Net Assets - 100.0%		59,823,556

Ultra Real Estate

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
7,214,262	3/6/2025	Bank of America NA	6.28%	S&P Real Estate Select Sector index	93,514
9,533,106	3/6/2025	BNP Paribas SA	5.93%	S&P Real Estate Select Sector index	(170,669)
997,343	4/7/2025	Citibank NA	5.83%	S&P Real Estate Select Sector index	(24,275)
6,213,652	3/6/2025	Goldman Sachs International	5.93%	S&P Real Estate Select Sector index	81,791
3,406,029	3/6/2025	Societe Generale	6.23%	S&P Real Estate Select Sector index	51,136
49,569,465	3/6/2025	UBS AG	5.58%	S&P Real Estate Select Sector index	402,290
76,933,857					433,787
				Total Unrealized Appreciation	628,731
				Total Unrealized Depreciation	(194,944)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 86.6%

Aerospace & Defense - 0.8%
AAR Corp.*	1,877	115,623
AeroVironment, Inc.*	1,364	132,349
AerSale Corp.*	1,392	20,616
Archer Aviation, Inc., Class A*(b)	8,296	57,823
Astronics Corp.*	1,413	24,770
Cadre Holdings, Inc.	1,057	27,926
Ducommun, Inc.*	611	27,782
Eve Holding, Inc.*	984	7,262
Kaman Corp.	1,531	34,340
Kratos Defense & Security Solutions, Inc.*	6,814	109,637
Leonardo DRS, Inc.*	2,746	47,012
Moog, Inc., Class A	1,544	179,351
National Presto Industries, Inc.	281	21,033
Park Aerospace Corp.	1,069	14,570
Parsons Corp.*	2,245	128,010
Redwire Corp.*(b)	428	1,378
Rocket Lab USA, Inc.*	15,163	95,679
Terran Orbital Corp.*(b)	4,633	5,652
Triumph Group, Inc.*	3,505	32,982
V2X, Inc.*	627	31,544
Virgin Galactic Holdings, Inc.*(b)	13,736	34,615
		1,149,954
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	3,065	66,081
Forward Air Corp.	1,423	100,777
Hub Group, Inc., Class A*	1,786	139,380
Radiant Logistics, Inc.*	2,008	13,554
		319,792
Automobile Components - 1.3%
Adient plc*	5,198	203,606
American Axle & Manufacturing Holdings, Inc.*	6,210	46,885
Cooper-Standard Holdings, Inc.*	919	13,730
Dana, Inc.	7,093	114,268
Dorman Products, Inc.*	1,433	118,237
Fox Factory Holding Corp.*	2,321	257,190
Gentherm, Inc.*	1,801	108,438
Goodyear Tire & Rubber Co. (The)*	15,318	197,755
Holley, Inc.*	2,871	16,365
LCI Industries	1,345	168,502
Luminar Technologies, Inc.*(b)	14,812	85,317
Modine Manufacturing Co.*	2,800	133,252
Patrick Industries, Inc.	1,162	97,190
Solid Power, Inc.*	8,427	17,865
Standard Motor Products, Inc.	1,151	42,622
Stoneridge, Inc.*	1,439	29,571
Visteon Corp.*	1,530	213,083
XPEL, Inc.*(c)	1,230	102,459
		1,966,335
Automobiles - 0.1%
Fisker, Inc., Class A*(b)	10,668	62,621
Livewire Group, Inc.*(b)	599	6,697
Winnebago Industries, Inc.	1,614	104,668
Workhorse Group, Inc.*(b)	9,022	7,111
		181,097
Banks - 7.4%
1st Source Corp.	907	40,534
ACNB Corp.	453	14,419
Amalgamated Financial Corp.	961	17,221
Amerant Bancorp, Inc.	1,404	26,353
American National Bankshares, Inc.	559	21,913
Ameris Bancorp	3,601	146,741
Ames National Corp.(b)	468	8,401
Arrow Financial Corp.	778	13,701
Associated Banc-Corp.	8,236	142,730
Atlantic Union Bankshares Corp.	4,087	121,343
Axos Financial, Inc.*	3,093	133,277
Banc of California, Inc.	2,969	37,202
BancFirst Corp.	1,199	114,600
Bancorp, Inc. (The)*	2,909	106,789
Bank First Corp.	508	39,436
Bank of Hawaii Corp.	2,134	114,681
Bank of Marin Bancorp	856	16,110
Bank of NT Butterfield & Son Ltd. (The)	2,727	79,410
Bank7 Corp.	203	5,099
BankUnited, Inc.	4,047	106,234
Bankwell Financial Group, Inc.	320	8,326
Banner Corp.	1,863	81,134
Bar Harbor Bankshares	812	20,170
BayCom Corp.	638	12,294
BCB Bancorp, Inc.	820	9,332
Berkshire Hills Bancorp, Inc.	2,398	50,118
Blue Foundry Bancorp*	1,345	12,441
Blue Ridge Bankshares, Inc.	957	7,579
Bridgewater Bancshares, Inc.*	1,112	11,632
Brookline Bancorp, Inc.	4,750	45,457
Burke & Herbert Financial Services Corp.	350	17,315
Business First Bancshares, Inc.	1,305	26,687
Byline Bancorp, Inc.	1,347	28,529
C&F Financial Corp.	179	9,544
Cadence Bank	9,915	226,855
Cambridge Bancorp	414	22,029
Camden National Corp.	777	25,478
Capital Bancorp, Inc.	525	10,054
Capital City Bank Group, Inc.	718	21,906
Capitol Federal Financial, Inc.	6,945	39,378
Capstar Financial Holdings, Inc.	1,066	13,922
Carter Bankshares, Inc.*	1,284	18,374
Cathay General Bancorp	3,783	134,788
Central Pacific Financial Corp.	1,445	24,522
Central Valley Community Bancorp	543	7,939
Chemung Financial Corp.	190	7,465
ChoiceOne Financial Services, Inc.	380	9,135
Citizens & Northern Corp.	824	14,890
Citizens Financial Services, Inc.(b)	236	12,919
City Holding Co.	828	75,646
Civista Bancshares, Inc.	841	14,289
CNB Financial Corp.	1,128	20,541
Coastal Financial Corp.*	589	25,945
Codorus Valley Bancorp, Inc.	522	10,570
Colony Bankcorp, Inc.	898	9,348
Columbia Financial, Inc.*	1,615	27,713
Community Bank System, Inc.	2,897	137,752
Community Trust Bancorp, Inc.	845	29,997
ConnectOne Bancorp, Inc.	2,017	38,565
CrossFirst Bankshares, Inc.*	2,423	26,047
Customers Bancorp, Inc.*	1,556	54,678
CVB Financial Corp.	7,239	126,393
Dime Community Bancshares, Inc.	1,902	40,532

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Eagle Bancorp, Inc.	1,667	40,108
Eastern Bankshares, Inc.	8,432	113,495
Enterprise Bancorp, Inc.	521	15,078
Enterprise Financial Services Corp.	1,974	76,414
Equity Bancshares, Inc., Class A	808	20,216
Esquire Financial Holdings, Inc.	374	17,488
ESSA Bancorp, Inc.	472	7,510
Evans Bancorp, Inc.	285	8,071
Farmers & Merchants Bancorp, Inc.	739	14,115
Farmers National Banc Corp.(b)	2,005	25,463
FB Financial Corp.	1,930	58,633
Fidelity D&D Bancorp, Inc.(b)	254	12,036
Financial Institutions, Inc.	826	14,455
First Bancorp(b)	9,647	133,707
First Bancorp	2,165	64,171
First Bancorp, Inc. (The)	532	13,098
First Bancshares, Inc. (The)	1,650	46,843
First Bank	1,201	13,739
First Busey Corp.	2,825	57,065
First Business Financial Services, Inc.	427	13,463
First Commonwealth Financial Corp.	5,568	72,774
First Community Bankshares, Inc.	959	29,662
First Community Corp.	401	6,929
First Financial Bancorp	5,126	106,518
First Financial Bankshares, Inc.	7,092	203,682
First Financial Corp.	639	23,464
First Foundation, Inc.	2,785	21,890
First Interstate BancSystem, Inc., Class A	4,495	116,465
First Merchants Corp.	3,217	95,995
First Mid Bancshares, Inc.	1,042	29,145
First of Long Island Corp. (The)	1,159	15,137
First Western Financial, Inc.*	436	8,860
Five Star Bancorp	695	15,193
Flushing Financial Corp.	1,534	21,660
FS Bancorp, Inc.	360	10,674
Fulton Financial Corp.	8,853	118,010
FVCBankcorp, Inc.*	872	10,612
German American Bancorp, Inc.	1,526	44,147
Glacier Bancorp, Inc.	6,069	183,344
Great Southern Bancorp, Inc.	492	24,831
Greene County Bancorp, Inc.(b)	380	10,948
Guaranty Bancshares, Inc.	459	13,251
Hancock Whitney Corp.	4,722	194,782
Hanmi Financial Corp.	1,656	28,682
HarborOne Bancorp, Inc.	2,282	22,752
HBT Financial, Inc.	730	13,651
Heartland Financial USA, Inc.	2,300	70,472
Heritage Commerce Corp.	3,222	27,935
Heritage Financial Corp.	1,887	32,494
Hilltop Holdings, Inc.	2,540	77,191
Hingham Institution For Savings (The)	81	16,134
Home Bancorp, Inc.	394	12,868
Home BancShares, Inc.	10,380	230,228
HomeStreet, Inc.(b)	985	9,308
HomeTrust Bancshares, Inc.	846	19,331
Hope Bancorp, Inc.	6,279	60,718
Horizon Bancorp, Inc.	2,346	26,252
Independent Bank Corp.	1,099	20,980
Independent Bank Corp.	2,404	129,864
Independent Bank Group, Inc.	1,968	83,050
International Bancshares Corp.	2,923	130,892
John Marshall Bancorp, Inc.	678	11,980
Kearny Financial Corp.	3,119	23,112
Lakeland Bancorp, Inc.	3,393	45,839
Lakeland Financial Corp.	1,351	70,428
LCNB Corp.	575	8,573
Live Oak Bancshares, Inc.	1,830	59,182
Luther Burbank Corp.	558	5,072
Macatawa Bank Corp.	1,431	13,108
MainStreet Bancshares, Inc.	379	8,573
Mercantile Bank Corp.	853	28,473
Metrocity Bankshares, Inc.	994	19,383
Metropolitan Bank Holding Corp.*	570	22,692
Mid Penn Bancorp, Inc.	774	16,943
Middlefield Banc Corp.	427	11,072
Midland States Bancorp, Inc.	1,158	25,708
MidWestOne Financial Group, Inc.	774	16,533
MVB Financial Corp.	617	14,524
National Bank Holdings Corp., Class A	2,004	63,206
National Bankshares, Inc.	314	8,264
NBT Bancorp, Inc.	2,489	85,671
Nicolet Bankshares, Inc.	700	53,067
Northeast Bank	422	17,931
Northeast Community Bancorp, Inc.	728	11,546
Northfield Bancorp, Inc.	2,255	23,768
Northrim Bancorp, Inc.	299	12,417
Northwest Bancshares, Inc.	6,933	76,263
Norwood Financial Corp.	401	10,879
Oak Valley Bancorp	366	9,190
OceanFirst Financial Corp.	3,169	53,461
OFG Bancorp	2,536	76,486
Old National Bancorp	15,942	243,275
Old Second Bancorp, Inc.	2,361	34,164
Orange County Bancorp, Inc.	278	12,924
Origin Bancorp, Inc.	1,588	48,736
Orrstown Financial Services, Inc.	557	12,031
Pacific Premier Bancorp, Inc.	5,163	118,852
PacWest Bancorp	6,523	51,858
Park National Corp.	780	79,373
Parke Bancorp, Inc.	569	9,827
Pathward Financial, Inc.	1,494	73,609
PCB Bancorp	593	9,518
Peapack-Gladstone Financial Corp.	928	25,307
Penns Woods Bancorp, Inc.(b)	373	9,713
Peoples Bancorp, Inc.	1,841	47,443
Peoples Financial Services Corp.	379	16,524
Pioneer Bancorp, Inc.*	634	5,712
Plumas Bancorp	297	10,377
Ponce Financial Group, Inc.*	1,112	8,885
Preferred Bank	729	45,278
Premier Financial Corp.	1,923	36,229
Primis Financial Corp.	1,102	9,786
Princeton Bancorp, Inc.	276	8,079
Provident Financial Services, Inc.	3,995	65,838
QCR Holdings, Inc.	897	47,057
RBB Bancorp	912	12,431
Red River Bancshares, Inc.	262	12,387
Renasant Corp.	3,003	83,634
Republic Bancorp, Inc., Class A	468	20,798
S&T Bancorp, Inc.	2,116	59,946
Sandy Spring Bancorp, Inc.	2,385	53,042
Seacoast Banking Corp. of Florida	4,583	108,205
ServisFirst Bancshares, Inc.	2,772	155,343
Shore Bancshares, Inc.	1,647	18,249

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Sierra Bancorp	752	14,950
Simmons First National Corp., Class A	6,870	122,423
SmartFinancial, Inc.	862	19,628
South Plains Financial, Inc.	654	17,154
Southern First Bancshares, Inc.*	417	11,722
Southern Missouri Bancorp, Inc.	466	19,712
Southern States Bancshares, Inc.	408	9,347
Southside Bancshares, Inc.	1,600	48,160
SouthState Corp.	4,143	299,539
Stellar Bancorp, Inc.	2,648	56,323
Sterling Bancorp, Inc.*	1,146	6,750
Stock Yards Bancorp, Inc.	1,477	67,647
Summit Financial Group, Inc.	613	15,080
Texas Capital Bancshares, Inc.*	2,606	162,719
Third Coast Bancshares, Inc.*	700	13,174
Timberland Bancorp, Inc.	410	11,628
Tompkins Financial Corp.	754	39,155
Towne Bank	3,818	90,105
TriCo Bancshares	1,690	58,035
Triumph Financial, Inc.*	1,209	77,654
TrustCo Bank Corp.	1,012	28,812
Trustmark Corp.	3,311	76,285
UMB Financial Corp.	2,410	152,336
United Bankshares, Inc.	7,120	214,170
United Community Banks, Inc.	6,290	169,830
Unity Bancorp, Inc.	398	9,618
Univest Financial Corp.	1,578	28,388
USCB Financial Holdings, Inc.*	572	6,275
Valley National Bancorp	23,489	215,629
Veritex Holdings, Inc.	2,854	53,684
Virginia National Bankshares Corp.	257	8,491
Washington Federal, Inc.	3,564	96,870
Washington Trust Bancorp, Inc.	920	25,760
WesBanco, Inc.	3,139	79,605
West Bancorp, Inc.	882	16,335
Westamerica Bancorp	1,423	62,655
WSFS Financial Corp.	3,331	130,908
		11,024,695
Beverages - 0.4%
Coca-Cola Consolidated, Inc.	260	181,714
Duckhorn Portfolio, Inc. (The)*	2,388	29,707
MGP Ingredients, Inc.	863	103,474
National Beverage Corp.*	1,290	66,190
Primo Water Corp.	8,514	129,923
Vita Coco Co., Inc. (The)*	1,555	43,991
Zevia PBC, Class A*	1,356	3,485
		558,484
Biotechnology - 5.8%
2seventy bio, Inc.*	2,731	14,174
4D Molecular Therapeutics, Inc.*	1,717	27,953
89bio, Inc.*	3,361	57,608
Aadi Bioscience, Inc.*	882	5,557
ACADIA Pharmaceuticals, Inc.*	6,588	178,008
Acrivon Therapeutics, Inc.*(b)	473	5,544
Actinium Pharmaceuticals, Inc.*(b)	1,414	8,498
Adicet Bio, Inc.*	1,652	3,304
ADMA Biologics, Inc.*	11,452	44,090
Aerovate Therapeutics, Inc.*(b)	547	8,692
Agenus, Inc.*	18,649	25,736
Agios Pharmaceuticals, Inc.*	3,020	82,839
Akero Therapeutics, Inc.*	2,442	121,196
Aldeyra Therapeutics, Inc.*	2,532	18,889
Alector, Inc.*	3,451	18,808
Alkermes plc*	9,021	263,323
Allakos, Inc.*	3,614	10,408
Allogene Therapeutics, Inc.*	4,468	17,381
Allovir, Inc.*	2,278	7,130
Alpine Immune Sciences, Inc.*	1,726	21,316
Altimmune, Inc.*	2,687	6,798
ALX Oncology Holdings, Inc.*	1,176	5,010
Amicus Therapeutics, Inc.*	15,245	195,441
AnaptysBio, Inc.*	1,034	20,349
Anavex Life Sciences Corp.*(b)	3,817	30,154
Anika Therapeutics, Inc.*	796	14,209
Annexon, Inc.*	2,481	6,823
Arbutus Biopharma Corp.*	6,786	13,776
Arcellx, Inc.*	2,063	73,938
Arcturus Therapeutics Holdings, Inc.*	1,268	38,484
Arcus Biosciences, Inc.*	2,868	58,794
Arcutis Biotherapeutics, Inc.*	2,795	23,869
Ardelyx, Inc.*	11,580	49,331
Arrowhead Pharmaceuticals, Inc.*	5,574	154,065
ARS Pharmaceuticals, Inc.*(b)	1,318	9,345
Astria Therapeutics, Inc.*(b)	1,389	12,362
Atara Biotherapeutics, Inc.*	5,193	7,582
Aura Biosciences, Inc.*	1,493	15,497
Aurinia Pharmaceuticals, Inc.*	7,362	66,773
Avid Bioservices, Inc.*	3,374	39,813
Avidity Biosciences, Inc.*	3,843	29,053
Avita Medical, Inc.*(b)	1,367	22,282
Beam Therapeutics, Inc.*	3,715	86,114
BioAtla, Inc.*	2,405	6,037
BioCryst Pharmaceuticals, Inc.*	10,305	73,269
Biohaven Ltd.*	3,168	57,943
Biomea Fusion, Inc.*	1,080	18,220
BioVie, Inc., Class A*(b)	180	560
Bioxcel Therapeutics, Inc.*	1,043	3,943
Bluebird Bio, Inc.*	5,818	21,934
Blueprint Medicines Corp.*	3,306	164,837
Bridgebio Pharma, Inc.*	6,226	186,220
Cabaletta Bio, Inc.*	1,390	19,682
CareDx, Inc.*	2,830	26,347
Caribou Biosciences, Inc.*	3,093	18,218
Carisma Therapeutics, Inc.	1,450	10,034
Catalyst Pharmaceuticals, Inc.*	5,242	73,598
Celcuity, Inc.*	937	8,920
Celldex Therapeutics, Inc.*	2,526	70,475
Century Therapeutics, Inc.*	1,273	3,157
Cerevel Therapeutics Holdings, Inc.*	3,364	79,727
Cogent Biosciences, Inc.*	3,749	45,775
Coherus Biosciences, Inc.*	4,184	22,301
Compass Therapeutics, Inc.*	4,961	11,559
Crinetics Pharmaceuticals, Inc.*	2,899	50,211
Cue Biopharma, Inc.*	1,879	5,092
Cullinan Oncology, Inc.*	1,294	13,393
Cytokinetics, Inc.*	5,064	176,936
Day One Biopharmaceuticals, Inc.*	2,677	36,113
Deciphera Pharmaceuticals, Inc.*	2,848	39,986
Denali Therapeutics, Inc.*	6,423	148,307
Design Therapeutics, Inc.*	1,782	4,419
Disc Medicine, Inc.*(b)	420	22,239
Dynavax Technologies Corp.*	7,047	101,195
Dyne Therapeutics, Inc.*	2,311	26,345
Eagle Pharmaceuticals, Inc.*	563	9,543
Editas Medicine, Inc.*	3,785	33,724
Emergent BioSolutions, Inc.*	2,750	12,897

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Enanta Pharmaceuticals, Inc.*	1,087	16,142
Entrada Therapeutics, Inc.*	1,163	17,119
EQRx, Inc.*	17,347	39,725
Erasca, Inc.*	4,387	11,362
Fate Therapeutics, Inc.*	4,608	11,566
Fennec Pharmaceuticals, Inc.*	987	8,054
FibroGen, Inc.*	4,943	4,745
Foghorn Therapeutics, Inc.*	1,105	8,365
Genelux Corp.*	150	3,627
Generation Bio Co.*	2,462	11,768
Geron Corp.*	27,075	65,792
Graphite Bio, Inc.*	1,523	3,381
Gritstone bio, Inc.*	4,772	8,685
Halozyme Therapeutics, Inc.*	7,260	308,986
Heron Therapeutics, Inc.*	5,629	9,232
HilleVax, Inc.*(b)	1,154	15,394
Humacyte, Inc.*	3,329	12,750
Icosavax, Inc.*	1,497	11,587
Ideaya Biosciences, Inc.*	2,952	86,671
IGM Biosciences, Inc.*	649	4,640
Immuneering Corp., Class A*(b)	1,103	9,938
ImmunityBio, Inc.*(b)	5,994	9,650
ImmunoGen, Inc.*	13,195	209,009
Immunovant, Inc.*	2,933	66,608
Inhibrx, Inc.*	1,867	39,954
Inozyme Pharma, Inc.*	1,840	9,016
Insmed, Inc.*	7,167	156,886
Intellia Therapeutics, Inc.*	4,797	179,792
Intercept Pharmaceuticals, Inc.*	1,334	14,447
Iovance Biotherapeutics, Inc.*	11,310	68,312
Ironwood Pharmaceuticals, Inc., Class A*	7,537	66,326
iTeos Therapeutics, Inc.*	1,347	16,252
Janux Therapeutics, Inc.*(b)	940	10,340
KalVista Pharmaceuticals, Inc.*	1,339	14,528
Karyopharm Therapeutics, Inc.*	6,157	7,881
Keros Therapeutics, Inc.*	1,224	42,975
Kezar Life Sciences, Inc.*	3,880	5,781
Kiniksa Pharmaceuticals Ltd., Class A*	1,706	29,394
Kodiak Sciences, Inc.*	1,763	3,879
Krystal Biotech, Inc.*	1,175	146,264
Kura Oncology, Inc.*	3,543	35,182
Kymera Therapeutics, Inc.*	2,066	39,419
Larimar Therapeutics, Inc.*	1,394	5,186
Lexicon Pharmaceuticals, Inc.*	5,037	8,664
Lineage Cell Therapeutics, Inc.*(b)	7,016	9,261
Lyell Immunopharma, Inc.*(b)	9,434	22,547
MacroGenics, Inc.*	3,309	15,420
Madrigal Pharmaceuticals, Inc.*	740	133,200
MannKind Corp.*	13,963	64,369
MeiraGTx Holdings plc*	1,773	11,152
Merrimack Pharmaceuticals, Inc.*(b)	569	6,947
Mersana Therapeutics, Inc.*	5,455	6,055
MiMedx Group, Inc.*	6,192	45,945
Mineralys Therapeutics, Inc.*	759	9,746
Mirum Pharmaceuticals, Inc.*	1,454	38,429
Monte Rosa Therapeutics, Inc.*(b)	1,658	9,732
Morphic Holding, Inc.*	1,655	91,157
Myriad Genetics, Inc.*	4,392	78,397
Nkarta, Inc.*	1,644	2,828
Novavax, Inc.*(b)	4,734	37,872
Nurix Therapeutics, Inc.*	2,547	21,650
Nuvalent, Inc., Class A*	1,304	59,423
Nuvectis Pharma, Inc.*	372	5,323
Ocean Biomedical, Inc.*	472	2,129
Olema Pharmaceuticals, Inc.*	1,460	14,819
Omega Therapeutics, Inc.*(b)	1,325	4,863
Organogenesis Holdings, Inc., Class A*	3,819	10,693
ORIC Pharmaceuticals, Inc.*(b)	2,122	19,013
Outlook Therapeutics, Inc.*(b)	8,433	1,923
Ovid therapeutics, Inc.*(b)	3,242	10,909
PDS Biotechnology Corp.*(b)	1,520	8,922
PepGen, Inc.*	546	3,440
PMV Pharmaceuticals, Inc.*	2,097	15,140
Point Biopharma Global, Inc.*	4,919	39,155
Poseida Therapeutics, Inc., Class A*(b)	3,695	7,723
Precigen, Inc.*(b)	7,346	12,856
Prelude Therapeutics, Inc.*	539	2,010
Prime Medicine, Inc.*(b)	2,151	28,479
ProKidney Corp.*(b)	3,354	28,777
Protagonist Therapeutics, Inc.*	2,947	58,410
Protalix BioTherapeutics, Inc.*	3,054	5,772
Prothena Corp. plc*	2,254	119,056
PTC Therapeutics, Inc.*	3,851	152,114
Rallybio Corp.*	1,662	8,842
RAPT Therapeutics, Inc.*	1,606	30,675
Recursion Pharmaceuticals, Inc., Class A*(b)	7,420	64,554
REGENXBIO, Inc.*	2,209	39,099
Relay Therapeutics, Inc.*	4,908	50,160
Reneo Pharmaceuticals, Inc.*	526	3,167
Replimune Group, Inc.*	2,215	45,230
REVOLUTION Medicines, Inc.*	5,514	187,311
Rhythm Pharmaceuticals, Inc.*	2,793	72,646
Rigel Pharmaceuticals, Inc.*	9,304	10,607
Rocket Pharmaceuticals, Inc.*	3,050	47,732
Sage Therapeutics, Inc.*	2,874	57,480
Sana Biotechnology, Inc.*	5,070	27,124
Sangamo Therapeutics, Inc.*	7,841	7,600
Savara, Inc.*	4,145	15,005
Scholar Rock Holding Corp.*	1,542	9,637
Selecta Biosciences, Inc.*(b)	6,314	7,766
Seres Therapeutics, Inc.*	5,288	18,244
SpringWorks Therapeutics, Inc.*	3,168	89,274
Stoke Therapeutics, Inc.*	1,500	8,430
Summit Therapeutics, Inc.*	6,300	10,206
Sutro Biopharma, Inc.*	3,270	15,532
Syndax Pharmaceuticals, Inc.*	3,582	66,303
Tango Therapeutics, Inc.*	2,427	15,751
Tenaya Therapeutics, Inc.*	2,488	9,629
TG Therapeutics, Inc.*	7,460	78,106
Travere Therapeutics, Inc.*	3,960	56,549
Twist Bioscience Corp.*	3,095	68,059
Tyra Biosciences, Inc.*	760	11,575
UroGen Pharma Ltd.*	1,064	18,599
Vanda Pharmaceuticals, Inc.*	3,071	15,938
Vaxcyte, Inc.*	4,998	259,496
Vaxxinity, Inc., Class A*(b)	2,317	4,680
Vera Therapeutics, Inc., Class A*	1,838	32,514
Veracyte, Inc.*	3,958	104,491
Vericel Corp.*	2,589	84,997
Verve Therapeutics, Inc.*	2,758	35,495
Vigil Neuroscience, Inc.*(b)	874	5,270
Viking Therapeutics, Inc.*	5,227	72,185
Vir Biotechnology, Inc.*	4,553	57,641
Viridian Therapeutics, Inc.*	2,294	41,682

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Vor BioPharma, Inc.*	2,048	5,120
Voyager Therapeutics, Inc.*	1,727	17,305
X4 Pharmaceuticals, Inc.*	6,694	8,568
Xencor, Inc.*	3,153	69,303
XOMA Corp.*	398	5,580
Y-mAbs Therapeutics, Inc.*	2,000	10,140
Zentalis Pharmaceuticals, Inc.*	2,671	70,942
Zura Bio Ltd., Class A*(b)	412	2,835
Zymeworks, Inc.*(b)	2,902	21,010
		8,670,486
Broadline Retail - 0.1%
Big Lots, Inc.(b)	1,548	9,598
ContextLogic, Inc., Class A*(b)	1,201	6,431
Dillard's, Inc., Class A	197	67,989
Qurate Retail, Inc., Class B*	72	447
		84,465
Building Products - 1.6%
AAON, Inc.	3,685	232,376
American Woodmark Corp.*	906	70,369
Apogee Enterprises, Inc.	1,202	60,653
AZZ, Inc.	1,350	66,285
CSW Industrials, Inc.	838	150,530
Gibraltar Industries, Inc.*	1,686	126,501
Griffon Corp.	2,387	99,944
Insteel Industries, Inc.	1,019	35,410
Janus International Group, Inc.*	4,620	52,899
JELD-WEN Holding, Inc.*	4,631	69,835
Masonite International Corp.*	1,209	124,176
Masterbrand, Inc.*	7,056	90,387
PGT Innovations, Inc.*	3,163	89,165
Quanex Building Products Corp.	1,796	48,456
Resideo Technologies, Inc.*	7,968	134,340
Simpson Manufacturing Co., Inc.	2,335	373,040
UFP Industries, Inc.	3,268	341,016
Zurn Elkay Water Solutions Corp.	8,051	238,471
		2,403,853
Capital Markets - 1.2%
AlTi Global, Inc.*	1,144	8,363
Artisan Partners Asset Management, Inc., Class A	3,343	128,438
AssetMark Financial Holdings, Inc.*	1,196	34,552
Avantax, Inc.*	2,140	44,769
B Riley Financial, Inc.(b)	1,017	52,076
Bakkt Holdings, Inc.*(b)	3,788	5,227
BGC Group, Inc., Class A	17,095	84,449
BlackRock Capital Investment Corp.	2	7
Brightsphere Investment Group, Inc.	1,772	36,698
Cohen & Steers, Inc.	1,415	92,230
Diamond Hill Investment Group, Inc.	158	26,664
Donnelley Financial Solutions, Inc.*	1,346	66,317
Forge Global Holdings, Inc.*	5,974	14,636
GCM Grosvenor, Inc., Class A	2,256	17,236
Hamilton Lane, Inc., Class A	1,988	184,467
Hercules Capital, Inc.	6	99
MarketWise, Inc.	1,723	2,326
Moelis & Co., Class A	3,635	172,335
Open Lending Corp.*	5,413	44,657
P10, Inc., Class A	2,339	28,185
Patria Investments Ltd., Class A	2,958	42,654
Perella Weinberg Partners, Class A	2,318	24,409
Piper Sandler Cos.	944	140,637
PJT Partners, Inc., Class A	1,323	104,504
Prospect Capital Corp.	3	18
Sculptor Capital Management, Inc.	1,360	15,803
Silvercrest Asset Management Group, Inc., Class A	519	10,001
StepStone Group, Inc., Class A	2,935	90,604
StoneX Group, Inc.*	972	91,251
Value Line, Inc.	46	2,457
Victory Capital Holdings, Inc., Class A	1,507	51,871
Virtus Investment Partners, Inc.	377	78,077
WisdomTree, Inc.	7,507	54,801
		1,750,818
Chemicals - 1.7%
AdvanSix, Inc.	1,441	47,668
American Vanguard Corp.	1,469	20,302
Aspen Aerogels, Inc.*	2,778	16,918
Avient Corp.	4,920	197,341
Balchem Corp.	1,740	244,470
Cabot Corp.	3,014	218,394
Chase Corp.	412	52,118
Core Molding Technologies, Inc.*	421	11,413
Danimer Scientific, Inc.*(b)	4,771	9,304
Ecovyst, Inc.*	5,179	53,033
FutureFuel Corp.	1,421	10,061
Hawkins, Inc.	1,053	65,486
HB Fuller Co.	2,944	213,528
Ingevity Corp.*	2,035	109,666
Innospec, Inc.	1,357	145,769
Intrepid Potash, Inc.*	578	15,508
Koppers Holdings, Inc.	1,097	42,004
Kronos Worldwide, Inc.	1,201	10,088
Livent Corp.*	9,821	210,857
LSB Industries, Inc.*	2,990	30,259
Mativ Holdings, Inc.	2,966	48,642
Minerals Technologies, Inc.	1,771	108,208
Origin Materials, Inc.*	5,767	7,901
Orion SA	3,051	69,014
Perimeter Solutions SA*	8,522	50,365
PureCycle Technologies, Inc.*(b)	6,317	56,411
Quaker Chemical Corp.	756	134,175
Rayonier Advanced Materials, Inc.*	3,467	12,239
Sensient Technologies Corp.	2,290	141,087
Stepan Co.	1,159	101,146
Trinseo plc	1,903	20,039
Tronox Holdings plc	6,369	86,873
Valhi, Inc.	131	1,734
		2,562,021
Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	3,604	163,694
ACCO Brands Corp.	5,024	26,778
ACV Auctions, Inc., Class A*	6,912	116,191
Aris Water Solutions, Inc., Class A	1,625	16,640
BrightView Holdings, Inc.*	2,250	18,630
Brink's Co. (The)	2,511	190,359
Casella Waste Systems, Inc., Class A*	3,028	238,516
CECO Environmental Corp.*	1,614	22,241
Cimpress plc*	970	62,672
CompX International, Inc.	83	1,757
CoreCivic, Inc.*	6,186	66,561

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Deluxe Corp.	2,368	47,881
Ennis, Inc.	1,386	29,522
Enviri Corp.*	4,292	31,975
GEO Group, Inc. (The)*	6,477	46,893
Healthcare Services Group, Inc.	4,048	46,754
Heritage-Crystal Clean, Inc.*	854	38,515
HNI Corp.	2,512	82,293
Interface, Inc.	3,118	32,209
LanzaTech Global, Inc.*	1,122	7,428
Li-Cycle Holdings Corp.*(b)	7,503	33,313
Liquidity Services, Inc.*	1,290	23,542
Matthews International Corp., Class A	1,616	68,163
MillerKnoll, Inc.	4,132	78,921
Montrose Environmental Group, Inc.*	1,518	58,352
NL Industries, Inc.	456	2,357
OPENLANE, Inc.*	5,872	91,662
Performant Financial Corp.*	3,659	8,599
Pitney Bowes, Inc.	9,545	31,403
Quad/Graphics, Inc.*	1,691	8,641
SP Plus Corp.*	1,064	41,677
Steelcase, Inc., Class A	4,798	43,518
UniFirst Corp.	816	143,722
Viad Corp.*	1,107	31,428
VSE Corp.	581	32,972
		1,985,779
Communications Equipment - 0.6%
ADTRAN Holdings, Inc.	4,244	36,286
Aviat Networks, Inc.*	602	21,214
Calix, Inc.*	3,208	149,204
Cambium Networks Corp.*	660	6,079
Clearfield, Inc.*	712	25,027
CommScope Holding Co., Inc.*	11,273	37,652
Comtech Telecommunications Corp.	1,483	14,904
Digi International, Inc.*	1,912	63,823
DZS, Inc.*	1,184	2,747
Extreme Networks, Inc.*	6,865	188,444
Harmonic, Inc.*	5,990	63,973
Infinera Corp.*	10,849	50,773
KVH Industries, Inc.*	1,020	5,406
NETGEAR, Inc.*	1,554	20,482
NetScout Systems, Inc.*	3,710	106,217
Ribbon Communications, Inc.*	4,776	14,137
Viavi Solutions, Inc.*	12,162	127,093
		933,461
Construction & Engineering - 1.4%
Ameresco, Inc., Class A*	1,749	76,064
API Group Corp.*	11,381	320,375
Arcosa, Inc.	2,639	206,423
Argan, Inc.	689	29,269
Bowman Consulting Group Ltd.*	546	16,123
Comfort Systems USA, Inc.	1,926	355,482
Concrete Pumping Holdings, Inc.*	1,410	10,758
Construction Partners, Inc., Class A*	2,186	75,964
Dycom Industries, Inc.*	1,559	155,791
Eneti, Inc.	1,342	14,547
Fluor Corp.*	7,760	271,522
Granite Construction, Inc.	2,400	99,096
Great Lakes Dredge & Dock Corp.*	3,566	31,488
IES Holdings, Inc.*	446	33,441
INNOVATE Corp.*(b)	2,497	3,995
Limbach Holdings, Inc.*	501	18,101
MYR Group, Inc.*	894	127,011
Northwest Pipe Co.*	535	17,703
Primoris Services Corp.	2,889	102,184
Southland Holdings, Inc.*(b)	204	1,391
Sterling Infrastructure, Inc.*	1,629	134,816
Tutor Perini Corp.*	2,309	20,527
		2,122,071
Construction Materials - 0.3%
Knife River Corp.*	2,770	142,544
Summit Materials, Inc., Class A*	6,499	243,128
United States Lime & Minerals, Inc.	112	24,257
		409,929
Consumer Finance - 0.7%
Atlanticus Holdings Corp.*	252	8,795
Bread Financial Holdings, Inc.	2,746	103,195
Consumer Portfolio Services, Inc.*	504	4,672
Encore Capital Group, Inc.*	1,264	59,231
Enova International, Inc.*	1,655	83,495
FirstCash Holdings, Inc.	2,050	183,106
Green Dot Corp., Class A*	2,526	37,486
LendingClub Corp.*	5,789	40,291
LendingTree, Inc.*	572	10,817
Navient Corp.	5,034	88,850
Nelnet, Inc., Class A	792	72,745
NerdWallet, Inc., Class A*	1,862	16,758
OppFi, Inc.*(b)	585	1,509
PRA Group, Inc.*	2,101	40,928
PROG Holdings, Inc.*	2,519	86,402
Regional Management Corp.	427	11,734
Upstart Holdings, Inc.*(b)	3,920	126,106
World Acceptance Corp.*	203	27,366
		1,003,486
Consumer Staples Distribution & Retail - 0.5%
Andersons, Inc. (The)	1,751	89,931
Chefs' Warehouse, Inc. (The)*	1,915	54,654
HF Foods Group, Inc.*	2,189	10,354
Ingles Markets, Inc., Class A	765	59,770
Natural Grocers by Vitamin Cottage, Inc.	508	6,406
PriceSmart, Inc.	1,407	111,828
SpartanNash Co.	1,898	41,301
Sprouts Farmers Market, Inc.*	5,636	229,892
United Natural Foods, Inc.*	3,223	64,879
Village Super Market, Inc., Class A	464	10,463
Weis Markets, Inc.	896	58,124
		737,602
Containers & Packaging - 0.3%
Greif, Inc., Class A	1,347	97,779
Greif, Inc., Class B	281	20,943
Myers Industries, Inc.	1,988	37,394
O-I Glass, Inc.*	8,452	167,857
Pactiv Evergreen, Inc.	2,177	17,895
Ranpak Holdings Corp., Class A*	2,358	14,926
TriMas Corp.	2,257	59,133
		415,927
Distributors - 0.0%(d)
Weyco Group, Inc.	323	8,253

Diversified Consumer Services - 0.9%
2U, Inc.*	4,306	13,650
Adtalem Global Education, Inc.*	2,468	108,222
Carriage Services, Inc.	729	22,468

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Chegg, Inc.*	6,425	65,599
Coursera, Inc.*	7,082	123,156
Duolingo, Inc., Class A*	1,561	229,717
European Wax Center, Inc., Class A*(b)	1,857	32,238
Frontdoor, Inc.*	4,477	146,935
Graham Holdings Co., Class B	202	118,439
Laureate Education, Inc.	7,127	99,279
Lincoln Educational Services Corp.*	1,288	10,987
Nerdy, Inc.*	3,222	15,079
OneSpaWorld Holdings Ltd.*	3,969	45,405
Perdoceo Education Corp.	3,654	60,547
Rover Group, Inc., Class A*	5,051	34,195
Strategic Education, Inc.	1,231	95,402
Stride, Inc.*	2,307	98,024
Udemy, Inc.*	4,666	48,340
Universal Technical Institute, Inc.*	1,783	14,210
WW International, Inc.*	2,965	28,790
		1,410,682
Diversified REITs - 0.5%
Alexander & Baldwin, Inc., REIT	3,946	71,067
Alpine Income Property Trust, Inc., REIT	708	12,312
American Assets Trust, Inc., REIT	2,655	56,844
Armada Hoffler Properties, Inc., REIT	3,665	41,744
Broadstone Net Lease, Inc., REIT	10,228	165,387
CTO Realty Growth, Inc., REIT	1,218	21,461
Empire State Realty Trust, Inc., Class A, REIT	7,186	62,734
Essential Properties Realty Trust, Inc., REIT	8,096	194,466
Gladstone Commercial Corp., REIT	2,188	28,772
Global Net Lease, Inc., REIT	5,687	64,547
NexPoint Diversified Real Estate Trust, REIT	1,669	15,789
One Liberty Properties, Inc., REIT	884	17,371
Star Holdings, REIT*	705	9,602
		762,096
Diversified Telecommunication Services - 0.4%
Anterix, Inc.*	1,000	33,090
AST SpaceMobile, Inc., Class A*(b)	3,294	12,913
ATN International, Inc.	598	21,450
Bandwidth, Inc., Class A*	1,274	18,307
Charge Enterprises, Inc.*	7,323	3,979
Cogent Communications Holdings, Inc.	2,356	166,287
Consolidated Communications Holdings, Inc.*	4,036	15,942
EchoStar Corp., Class A*	1,830	31,805
Globalstar, Inc.*	37,545	54,065
IDT Corp., Class B*	847	19,803
Liberty Latin America Ltd., Class A*	1,972	17,630
Liberty Latin America Ltd., Class C*	7,825	70,112
Lumen Technologies, Inc.*	54,826	87,173
Ooma, Inc.*	1,297	18,275
Radius Global Infrastructure, Inc.*	4,618	68,901
		639,732
Electric Utilities - 0.6%
ALLETE, Inc.	3,145	172,661
Genie Energy Ltd., Class B	1,075	16,458
MGE Energy, Inc.	1,985	143,774
Otter Tail Corp.	2,246	185,003
PNM Resources, Inc.	4,665	206,706
Portland General Electric Co.	5,285	231,800
		956,402
Electrical Equipment - 1.4%
Allient, Inc.	753	25,624
Amprius Technologies, Inc.*	292	1,437
Array Technologies, Inc.*	8,240	204,929
Atkore, Inc.*	2,154	331,651
Babcock & Wilcox Enterprises, Inc.*	3,197	16,784
Blink Charging Co.*(b)	2,510	9,889
Bloom Energy Corp., Class A*	10,480	157,095
Dragonfly Energy Holdings Corp.*	828	1,424
Encore Wire Corp.	911	150,142
Energy Vault Holdings, Inc.*(b)	5,331	17,006
EnerSys	2,245	235,680
Enovix Corp.*(b)	7,447	102,620
Eos Energy Enterprises, Inc.*	5,851	19,016
ESS Tech, Inc.*(b)	4,960	7,093
Fluence Energy, Inc., Class A*(b)	2,140	56,389
FTC Solar, Inc.*	3,459	6,503
FuelCell Energy, Inc.*	22,272	31,181
GrafTech International Ltd.	10,542	37,319
LSI Industries, Inc.	1,423	22,412
NEXTracker, Inc., Class A*	2,357	99,277
NuScale Power Corp.*(b)	2,914	17,396
Powell Industries, Inc.	499	41,901
Preformed Line Products Co.	135	22,881
SES AI Corp.*	6,789	14,325
Shoals Technologies Group, Inc., Class A*	9,329	183,595
SKYX Platforms Corp.*	3,091	5,409
Stem, Inc.*(b)	7,745	39,422
SunPower Corp.*(b)	4,749	34,003
Thermon Group Holdings, Inc.*	1,819	49,986
TPI Composites, Inc.*	2,278	11,504
Vicor Corp.*	1,206	81,731
		2,035,624
Electronic Equipment, Instruments & Components - 2.5%
908 Devices, Inc.*(b)	1,192	8,570
Advanced Energy Industries, Inc.	2,047	241,689
Aeva Technologies, Inc.*(b)	4,321	4,073
Akoustis Technologies, Inc.*(b)	3,760	5,678
Arlo Technologies, Inc.*	4,699	45,909
Badger Meter, Inc.	1,601	265,894
Bel Fuse, Inc., Class B	569	29,759
Belden, Inc.	2,313	217,191
Benchmark Electronics, Inc.	1,924	49,524
Climb Global Solutions, Inc.	226	9,720
CTS Corp.	1,706	76,173
Daktronics, Inc.*	2,124	17,757
ePlus, Inc.*	1,446	95,985
Evolv Technologies Holdings, Inc.*	6,126	42,821
Fabrinet*	2,003	322,022
FARO Technologies, Inc.*	1,107	17,557
Insight Enterprises, Inc.*	1,562	250,061
Iteris, Inc.*	2,322	10,658
Itron, Inc.*	2,478	169,520
Kimball Electronics, Inc.*	1,303	39,338
Knowles Corp.*	4,890	78,387
Lightwave Logic, Inc.*(b)	6,236	39,349

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Luna Innovations, Inc.*	1,747	12,037
Methode Electronics, Inc.	1,923	62,017
MicroVision, Inc.*(b)	9,618	24,237
Mirion Technologies, Inc., Class A*	10,899	93,077
Napco Security Technologies, Inc.	1,717	42,547
nLight, Inc.*	2,398	27,361
Novanta, Inc.*	1,948	325,277
OSI Systems, Inc.*	862	117,534
PAR Technology Corp.*	1,449	63,003
PC Connection, Inc.	623	33,094
Plexus Corp.*	1,493	151,614
Presto Automation, Inc.*	173	576
Richardson Electronics Ltd.	651	8,196
Rogers Corp.*	942	136,128
Sanmina Corp.*	3,137	174,731
ScanSource, Inc.*	1,369	44,876
SmartRent, Inc., Class A*(b)	10,021	34,071
TTM Technologies, Inc.*	5,565	82,919
Vishay Intertechnology, Inc.	7,017	192,546
Vishay Precision Group, Inc.*	674	24,277
Vuzix Corp.*(b)	3,209	12,836
		3,700,589
Energy Equipment & Services - 2.4%
Archrock, Inc.	7,564	96,744
Atlas Energy Solutions, Inc., Class A	885	18,842
Borr Drilling Ltd.*	12,446	86,998
Bristow Group, Inc., Class A*	1,285	35,594
Cactus, Inc., Class A	3,517	187,597
ChampionX Corp.	10,827	390,746
Core Laboratories, Inc.	2,550	61,302
Diamond Offshore Drilling, Inc.*	5,534	82,291
DMC Global, Inc.*	1,062	25,509
Dril-Quip, Inc.*	1,851	51,051
Expro Group Holdings NV*	4,797	112,777
Forum Energy Technologies, Inc.*	533	12,621
Helix Energy Solutions Group, Inc.*	7,827	79,366
Helmerich & Payne, Inc.	5,466	218,585
KLX Energy Services Holdings, Inc.*(b)	689	7,169
Liberty Energy, Inc., Class A	9,301	148,351
Mammoth Energy Services, Inc.*	1,267	5,866
Nabors Industries Ltd.*	498	55,124
Newpark Resources, Inc.*	4,130	24,697
Noble Corp. plc	5,857	308,898
Oceaneering International, Inc.*	5,467	124,593
Oil States International, Inc.*	3,430	26,891
Patterson-UTI Energy, Inc.	19,210	271,629
ProFrac Holding Corp., Class A*(b)	1,313	14,443
ProPetro Holding Corp.*	5,364	51,709
Ranger Energy Services, Inc.	845	10,064
RPC, Inc.	4,626	36,962
SEACOR Marine Holdings, Inc.*	1,310	15,052
Seadrill Ltd.*	2,749	133,739
Select Water Solutions, Inc., Class A	4,632	37,288
Solaris Oilfield Infrastructure, Inc., Class A	1,751	18,421
TETRA Technologies, Inc.*	6,815	37,414
Tidewater, Inc.*	2,585	168,103
US Silica Holdings, Inc.*	4,100	50,553
Valaris Ltd.*	3,340	251,569
Weatherford International plc*	3,874	342,926
		3,601,484
Entertainment - 0.3%
Atlanta Braves Holdings, Inc., Class A*	546	22,845
Atlanta Braves Holdings, Inc., Class C*	2,398	88,342
Cinemark Holdings, Inc.*	5,980	97,354
IMAX Corp.*	2,444	46,754
Lions Gate Entertainment Corp., Class A*	3,169	25,099
Lions Gate Entertainment Corp., Class B*	6,297	46,913
Loop Media, Inc.*	1,982	1,726
Madison Square Garden Entertainment Corp.*	2,351	75,444
Marcus Corp. (The)	1,318	20,020
Playstudios, Inc.*	4,652	16,561
Reservoir Media, Inc.*(b)	1,079	5,881
Sphere Entertainment Co.*	1,419	49,750
Vivid Seats, Inc., Class A*	1,386	10,062
		506,751
Equity Real Estate Investment Trusts (REITs) - 0.0%(d)
Hudson Pacific Properties, Inc.	7,514	51,170

Financial Services - 2.0%
Acacia Research Corp.*(b)	2,067	7,875
Alerus Financial Corp.	990	19,305
A-Mark Precious Metals, Inc.	1,035	35,314
AvidXchange Holdings, Inc.*	8,126	83,535
Banco Latinoamericano de Comercio Exterior SA, Class E	1,496	35,306
Cannae Holdings, Inc.*	3,893	76,420
Cantaloupe, Inc.*	3,118	24,694
Cass Information Systems, Inc.	744	28,525
Compass Diversified Holdings	3,436	70,953
Enact Holdings, Inc.	1,632	46,773
Essent Group Ltd.	5,760	289,267
EVERTEC, Inc.	3,555	140,671
Federal Agricultural Mortgage Corp., Class C	497	83,655
Finance of America Cos., Inc., Class A*(b)	2,905	4,125
Flywire Corp.*	5,226	180,715
I3 Verticals, Inc., Class A*	1,225	28,971
International Money Express, Inc.*	1,679	29,047
Jackson Financial, Inc., Class A	4,428	166,493
Marqeta, Inc., Class A*	26,660	163,959
Merchants Bancorp	863	25,174
Mr Cooper Group, Inc.*	3,626	205,449
NewtekOne, Inc.	1,268	22,710
NMI Holdings, Inc., Class A*	4,465	127,788
Ocwen Financial Corp.*	349	10,561
Pagseguro Digital Ltd., Class A*	10,802	97,002
Payoneer Global, Inc.*	14,414	89,223
Paysafe Ltd.*	1,766	23,130
Paysign, Inc.*	1,775	3,994
PennyMac Financial Services, Inc.	1,388	99,617
Priority Technology Holdings, Inc.*	960	3,562
Radian Group, Inc.	8,562	231,859
Remitly Global, Inc.*	4,587	115,363
Repay Holdings Corp., Class A*	4,418	40,734

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Security National Financial Corp., Class A*	679	5,568
StoneCo Ltd., Class A*	15,835	194,137
SWK Holdings Corp.*	205	3,229
Velocity Financial, Inc.*	476	5,898
Walker & Dunlop, Inc.	1,731	147,723
Waterstone Financial, Inc.	1,003	12,447
		2,980,771
Food Products - 1.0%
Alico, Inc.	387	9,106
B&G Foods, Inc.(b)	3,867	49,459
Benson Hill, Inc.*	9,417	6,017
Beyond Meat, Inc.*(b)	3,224	38,043
BRC, Inc., Class A*	2,027	9,162
Calavo Growers, Inc.	941	31,015
Cal-Maine Foods, Inc.	2,077	99,260
Dole plc	3,891	46,381
Forafric Global plc*	284	3,164
Fresh Del Monte Produce, Inc.	1,852	47,319
Hain Celestial Group, Inc. (The)*	4,864	51,510
Hostess Brands, Inc., Class A*	7,226	205,796
J & J Snack Foods Corp.	819	132,784
John B Sanfilippo & Son, Inc.	488	48,971
Lancaster Colony Corp.	1,063	175,597
Limoneira Co.	952	14,670
Mission Produce, Inc.*	2,636	25,095
Seneca Foods Corp., Class A*	285	13,754
Simply Good Foods Co. (The)*	4,939	178,199
Sovos Brands, Inc.*	2,159	48,362
SunOpta, Inc.*	4,939	21,682
TreeHouse Foods, Inc.*	2,802	130,349
Utz Brands, Inc.	3,917	60,478
Vital Farms, Inc.*	1,661	19,567
Westrock Coffee Co.*	1,544	15,502
		1,481,242
Gas Utilities - 0.8%
Brookfield Infrastructure Corp., Class A	5,365	208,430
Chesapeake Utilities Corp.	951	104,705
New Jersey Resources Corp.	5,289	223,037
Northwest Natural Holding Co.	1,954	76,753
ONE Gas, Inc.	3,003	217,627
RGC Resources, Inc.	435	7,865
Southwest Gas Holdings, Inc.	3,361	208,147
Spire, Inc.	2,804	163,782
		1,210,346
Ground Transportation - 0.4%
ArcBest Corp.	1,313	138,640
Covenant Logistics Group, Inc., Class A	463	22,766
Daseke, Inc.*	2,202	11,671
FTAI Infrastructure, Inc.	5,381	18,726
Heartland Express, Inc.	2,549	38,464
Marten Transport Ltd.	3,160	66,360
PAM Transportation Services, Inc.*	336	7,748
RXO, Inc.*	6,322	114,302
TuSimple Holdings, Inc., Class A*	8,980	11,225
Universal Logistics Holdings, Inc.	369	10,007
Werner Enterprises, Inc.	3,445	143,346
		583,255
Health Care Equipment & Supplies - 2.7%
Accuray, Inc.*	5,071	14,452
Alphatec Holdings, Inc.*	4,190	68,506
AngioDynamics, Inc.*	2,052	16,478
Artivion, Inc.*	2,142	36,243
AtriCure, Inc.*	2,533	114,365
Atrion Corp.	75	34,882
Avanos Medical, Inc.*	2,516	52,937
Axogen, Inc.*	2,211	13,841
Axonics, Inc.*	2,668	152,876
Beyond Air, Inc.*(b)	1,394	4,245
Butterfly Network, Inc.*	7,587	13,429
Cerus Corp.*	9,647	18,233
ClearPoint Neuro, Inc.*	1,246	7,239
CONMED Corp.	1,667	185,804
Cutera, Inc.*	906	10,310
CVRx, Inc.*	605	10,497
Embecta Corp.	3,142	57,593
Glaukos Corp.*	2,549	191,532
Haemonetics Corp.*	2,727	244,694
Inari Medical, Inc.*	2,818	187,735
Inmode Ltd.*	4,212	164,647
Inogen, Inc.*	1,267	7,868
Integer Holdings Corp.*	1,806	154,070
iRadimed Corp.	398	18,399
iRhythm Technologies, Inc.*	1,669	172,524
KORU Medical Systems, Inc.*	1,900	4,978
Lantheus Holdings, Inc.*	3,700	253,228
LeMaitre Vascular, Inc.	1,074	62,088
LivaNova plc*	2,950	163,872
Merit Medical Systems, Inc.*	3,092	201,846
Nano-X Imaging Ltd.*	2,494	20,763
Neogen Corp.*	11,851	273,995
Nevro Corp.*	1,931	38,697
Omnicell, Inc.*	2,444	138,966
OraSure Technologies, Inc.*	4,056	26,202
Orchestra BioMed Holdings, Inc.*	228	1,423
Orthofix Medical, Inc.*	1,912	40,458
OrthoPediatrics Corp.*	863	32,984
Outset Medical, Inc.*	2,687	36,570
Paragon 28, Inc.*	2,388	34,220
PROCEPT BioRobotics Corp.*	1,962	66,924
Pulmonx Corp.*	1,994	20,857
Pulse Biosciences, Inc.*	878	4,135
RxSight, Inc.*	1,473	42,732
Sanara Medtech, Inc.*(b)	206	7,449
Semler Scientific, Inc.*	272	7,170
SI-BONE, Inc.*	1,891	43,266
Sight Sciences, Inc.*	1,175	7,708
Silk Road Medical, Inc.*	2,089	40,359
STAAR Surgical Co.*	2,643	114,600
Surmodics, Inc.*	749	27,578
Tactile Systems Technology, Inc.*	1,265	23,972
Tela Bio, Inc.*	863	8,337
TransMedics Group, Inc.*	1,725	113,212
Treace Medical Concepts, Inc.*	2,458	38,222
UFP Technologies, Inc.*	386	67,824
Utah Medical Products, Inc.	187	17,129
Varex Imaging Corp.*	2,110	41,504
Vicarious Surgical, Inc., Class A*(b)	3,809	3,522
Zimvie, Inc.*	1,405	16,579
Zynex, Inc.*(b)	1,071	8,247
		4,005,015
Health Care Providers & Services - 2.3%
23andMe Holding Co., Class A*	14,129	15,542
Accolade, Inc.*	3,590	48,429
AdaptHealth Corp., Class A*	4,003	47,756
Addus HomeCare Corp.*	851	74,633

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Agiliti, Inc.*	1,612	15,556
AirSculpt Technologies, Inc.*(b)	662	5,084
Alignment Healthcare, Inc.*	4,627	27,022
AMN Healthcare Services, Inc.*	2,207	195,055
Apollo Medical Holdings, Inc.*	2,329	88,176
Aveanna Healthcare Holdings, Inc.*(b)	2,731	3,933
Brookdale Senior Living, Inc.*	9,271	39,402
Cano Health, Inc.*(b)	12,989	4,017
CareMax, Inc.*(b)	4,086	9,112
Castle Biosciences, Inc.*	1,351	26,925
Community Health Systems, Inc.*	6,836	23,106
CorVel Corp.*	474	102,597
Cross Country Healthcare, Inc.*	1,872	48,223
DocGo, Inc.*	4,229	37,849
Enhabit, Inc.*	2,738	35,074
Ensign Group, Inc. (The)	2,966	297,252
Fulgent Genetics, Inc.*	1,113	36,462
Guardant Health, Inc.*	6,046	236,278
HealthEquity, Inc.*	4,572	308,839
Hims & Hers Health, Inc.*	6,646	44,595
InfuSystem Holdings, Inc.*	988	10,157
Innovage Holding Corp.*	1,029	5,639
Invitae Corp.*(b)	14,288	13,203
Joint Corp. (The)*	774	7,190
LifeStance Health Group, Inc.*	5,770	47,372
ModivCare, Inc.*	693	22,245
National HealthCare Corp.	679	44,780
National Research Corp.	783	32,729
NeoGenomics, Inc.*	6,928	104,128
OPKO Health, Inc.*(b)	21,929	40,130
Option Care Health, Inc.*	9,253	322,282
Owens & Minor, Inc.*	4,039	68,259
P3 Health Partners, Inc.*	2,166	4,289
Patterson Cos., Inc.	4,791	143,922
Pediatrix Medical Group, Inc.*	4,577	64,673
Pennant Group, Inc. (The)*	1,575	18,868
PetIQ, Inc., Class A*	1,486	28,353
Privia Health Group, Inc.*	3,679	96,574
Progyny, Inc.*	4,272	159,516
Quipt Home Medical Corp.*	2,194	12,966
RadNet, Inc.*	2,685	89,706
Select Medical Holdings Corp.	5,654	165,153
Surgery Partners, Inc.*	3,672	133,147
US Physical Therapy, Inc.	705	71,085
Viemed Healthcare, Inc.*	1,856	14,681
		3,491,964
Health Care REITs - 0.5%
CareTrust REIT, Inc., REIT	5,449	109,797
Community Healthcare Trust, Inc., REIT	1,389	46,101
Diversified Healthcare Trust, REIT	12,997	35,287
Global Medical REIT, Inc., REIT	3,317	32,109
LTC Properties, Inc., REIT	2,231	73,311
National Health Investors, Inc., REIT	2,271	116,116
Physicians Realty Trust, REIT	12,950	180,134
Sabra Health Care REIT, Inc., REIT	12,594	157,803
Universal Health Realty Income Trust, REIT	700	32,641
		783,299
Health Care Technology - 0.5%
American Well Corp., Class A*	13,334	18,934
Computer Programs and Systems, Inc.*	777	12,642
Definitive Healthcare Corp.*	2,454	23,068
Evolent Health, Inc., Class A*	5,990	152,805
Health Catalyst, Inc.*	3,035	35,479
HealthStream, Inc.	1,327	27,907
Multiplan Corp.*	20,591	35,211
NextGen Healthcare, Inc.*	2,944	53,610
OptimizeRx Corp.*	904	7,702
Phreesia, Inc.*	2,777	79,061
Schrodinger, Inc.*	2,963	109,305
Sharecare, Inc.*	16,766	15,887
Simulations Plus, Inc.	862	38,350
Veradigm, Inc.*	5,868	78,514
		688,475
Hotel & Resort REITs - 0.7%
Apple Hospitality REIT, Inc., REIT	11,732	176,215
Braemar Hotels & Resorts, Inc., REIT	3,567	9,702
Chatham Lodging Trust, REIT	2,622	25,643
DiamondRock Hospitality Co., REIT	11,440	92,206
Hersha Hospitality Trust, Class A, REIT	1,701	16,704
Pebblebrook Hotel Trust, REIT	6,609	95,632
RLJ Lodging Trust, REIT	8,653	86,444
Ryman Hospitality Properties, Inc., REIT	3,143	267,249
Service Properties Trust, REIT	8,972	74,109
Summit Hotel Properties, Inc., REIT	5,701	33,123
Sunstone Hotel Investors, Inc., REIT	11,335	101,788
Xenia Hotels & Resorts, Inc., REIT	6,071	71,638
		1,050,453
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc., Class A*	2,933	34,873
Bally's Corp.*	1,604	26,626
Biglari Holdings, Inc., Class B*	40	7,440
BJ's Restaurants, Inc.*	1,238	36,410
Bloomin' Brands, Inc.	4,768	133,790
Bluegreen Vacations Holding Corp.	587	21,050
Bowlero Corp.*	1,599	17,589
Brinker International, Inc.*	2,386	78,094
Carrols Restaurant Group, Inc.*	1,998	13,946
Century Casinos, Inc.*	1,495	9,718
Cheesecake Factory, Inc. (The)	2,639	84,052
Chuy's Holdings, Inc.*	982	37,414
Cracker Barrel Old Country Store, Inc.	1,200	98,916
Dave & Buster's Entertainment, Inc.*	2,359	92,638
Denny's Corp.*	2,970	28,304
Dine Brands Global, Inc.	851	46,618
El Pollo Loco Holdings, Inc.	1,556	14,798
Everi Holdings, Inc.*	4,591	66,386
Fiesta Restaurant Group, Inc.*	962	8,090
First Watch Restaurant Group, Inc.*	822	15,717
Full House Resorts, Inc.*	1,786	8,626
Global Business Travel Group I*	1,754	11,840
Golden Entertainment, Inc.	1,101	40,087
Hilton Grand Vacations, Inc.*	4,427	193,548
Inspired Entertainment, Inc.*	1,180	15,552

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
International Game Technology plc	5,908	189,174
Jack in the Box, Inc.	1,130	90,818
Krispy Kreme, Inc.	4,762	63,763
Kura Sushi USA, Inc., Class A*	317	27,696
Life Time Group Holdings, Inc.*	2,429	41,779
Light & Wonder, Inc.*	4,969	380,973
Lindblad Expeditions Holdings, Inc.*	1,901	17,204
Monarch Casino & Resort, Inc.	733	49,404
Mondee Holdings, Inc.*	2,468	15,968
Nathan's Famous, Inc.	153	11,125
Noodles & Co., Class A*	2,183	6,069
ONE Group Hospitality, Inc. (The)*	1,194	8,179
Papa John's International, Inc.	1,899	143,754
PlayAGS, Inc.*	2,008	13,715
Portillo's, Inc., Class A*	2,310	42,365
Potbelly Corp.*	1,419	11,338
RCI Hospitality Holdings, Inc.	466	30,421
Red Robin Gourmet Burgers, Inc.*	863	8,949
Red Rock Resorts, Inc., Class A	2,590	113,779
Rush Street Interactive, Inc.*	3,425	15,755
Sabre Corp.*(b)	17,828	89,140
SeaWorld Entertainment, Inc.*	2,169	105,630
Shake Shack, Inc., Class A*	2,055	143,850
Six Flags Entertainment Corp.*	3,930	90,233
Super Group SGHC Ltd.*(b)	7,419	28,044
Sweetgreen, Inc., Class A*	5,255	75,462
Target Hospitality Corp.*(b)	1,700	27,030
Xponential Fitness, Inc., Class A*	1,344	29,111
		3,012,850
Household Durables - 1.8%
Beazer Homes USA, Inc.*	1,603	46,984
Cavco Industries, Inc.*	476	133,051
Century Communities, Inc.	1,548	114,939
Cricut, Inc., Class A(b)	2,601	24,605
Dream Finders Homes, Inc., Class A*(b)	1,317	37,956
Ethan Allen Interiors, Inc.	1,242	38,974
GoPro, Inc., Class A*	7,037	25,579
Green Brick Partners, Inc.*	1,435	70,975
Helen of Troy Ltd.*	1,310	161,025
Hooker Furnishings Corp.	598	12,875
Hovnanian Enterprises, Inc., Class A*	262	31,136
Installed Building Products, Inc.	1,290	186,702
iRobot Corp.*	1,491	57,985
KB Home	4,032	204,826
Landsea Homes Corp.*	731	7,083
La-Z-Boy, Inc.	2,362	72,868
Legacy Housing Corp.*	539	12,219
LGI Homes, Inc.*	1,132	139,349
Lovesac Co. (The)*	763	17,488
M/I Homes, Inc.*	1,466	143,932
MDC Holdings, Inc.	3,194	151,555
Meritage Homes Corp.	1,982	275,577
Purple Innovation, Inc., Class A(b)	3,494	7,582
Skyline Champion Corp.*	2,915	207,752
Snap One Holdings Corp.*(b)	994	9,095
Sonos, Inc.*	6,910	95,220
Taylor Morrison Home Corp., Class A*	5,724	271,318
Traeger, Inc.*	1,910	8,538
Tri Pointe Homes, Inc.*	5,397	167,847
United Homes Group, Inc.*	335	2,804
Vizio Holding Corp., Class A*	4,124	23,672
VOXX International Corp., Class A*	756	6,532
		2,768,043
Household Products - 0.3%
Central Garden & Pet Co.*	532	23,482
Central Garden & Pet Co., Class A*	2,142	87,394
Energizer Holdings, Inc.	3,898	133,896
Oil-Dri Corp. of America	267	17,996
WD-40 Co.	739	158,789
		421,557
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc., Class A*	3,475	22,448
Montauk Renewables, Inc.*	3,625	34,619
Ormat Technologies, Inc.	2,910	220,985
Sunnova Energy International, Inc.*(b)	5,493	76,408
		354,460
Industrial Conglomerates - 0.0%(d)
Brookfield Business Corp., Class A	1,414	24,971

Industrial REITs - 0.4%
Innovative Industrial Properties, Inc., REIT	1,519	132,578
LXP Industrial Trust, REIT	15,765	154,812
Plymouth Industrial REIT, Inc., REIT	2,336	53,518
Terreno Realty Corp., REIT	4,449	270,900
		611,808
Insurance - 1.5%
Ambac Financial Group, Inc.*	2,407	31,002
American Coastal Insurance Corp.*	1,066	7,990
American Equity Investment Life Holding Co.	4,230	227,066
AMERISAFE, Inc.	1,037	53,717
Argo Group International Holdings Ltd.	1,740	51,765
BRP Group, Inc., Class A*	3,215	85,487
CNO Financial Group, Inc.	6,191	144,869
Crawford & Co., Class A	788	8,439
Donegal Group, Inc., Class A	836	12,214
eHealth, Inc.*	1,329	10,393
Employers Holdings, Inc.	1,458	57,197
Enstar Group Ltd.*	649	164,385
F&G Annuities & Life, Inc.	1,019	28,848
Genworth Financial, Inc., Class A*	26,428	153,018
GoHealth, Inc., Class A*	213	3,385
Goosehead Insurance, Inc., Class A*	1,172	81,876
Greenlight Capital Re Ltd., Class A*	1,405	15,497
HCI Group, Inc.	350	18,648
Hippo Holdings, Inc.*	570	5,689
Horace Mann Educators Corp.	2,236	64,084
Investors Title Co.	66	9,497
James River Group Holdings Ltd.	2,014	29,324
Kingsway Financial Services, Inc.*	579	5,113
Lemonade, Inc.*(b)	2,758	37,950
Maiden Holdings Ltd.*	4,936	8,441
MBIA, Inc.*	2,631	20,759
Mercury General Corp.	1,458	41,713
National Western Life Group, Inc., Class A	124	56,363
NI Holdings, Inc.*	449	5,729

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Oscar Health, Inc., Class A*	8,410	52,731
Palomar Holdings, Inc.*	1,327	67,690
ProAssurance Corp.	2,938	51,944
Root, Inc., Class A*	1	11
Safety Insurance Group, Inc.	781	53,787
Selective Insurance Group, Inc.	3,276	325,012
Selectquote, Inc.*	7,418	9,050
SiriusPoint Ltd.*	4,974	55,012
Skyward Specialty Insurance Group, Inc.*	567	13,789
Stewart Information Services Corp.	1,456	67,442
Tiptree, Inc., Class A	1,305	22,994
Trupanion, Inc.*	2,153	64,009
United Fire Group, Inc.	1,144	22,617
Universal Insurance Holdings, Inc.	1,377	17,433
		2,263,979
Interactive Media & Services - 0.6%
Bumble, Inc., Class A*	5,505	92,374
Cargurus, Inc., Class A*	5,321	96,363
Cars.com, Inc.*	3,619	67,639
DHI Group, Inc.*	2,369	8,931
Eventbrite, Inc., Class A*	4,206	42,607
EverQuote, Inc., Class A*	1,152	7,119
fuboTV, Inc.*(b)	11,067	25,897
Grindr, Inc.*(b)	2,230	11,462
Liberty TripAdvisor Holdings, Inc., Class B*	28	867
MediaAlpha, Inc., Class A*	1,128	9,464
Nextdoor Holdings, Inc.*	7,914	17,173
Outbrain, Inc.*	2,232	12,745
QuinStreet, Inc.*	2,826	27,977
Shutterstock, Inc.	1,342	56,512
System1, Inc.*	1,347	2,398
TrueCar, Inc.*	4,795	11,460
Vimeo, Inc.*	8,279	32,950
Yelp, Inc.*	3,663	156,959
Ziff Davis, Inc.*	2,561	170,691
ZipRecruiter, Inc., Class A*	3,793	57,616
		909,204
IT Services - 0.4%
BigBear.ai Holdings, Inc.*(b)	1,460	2,394
BigCommerce Holdings, Inc., Series 1*	3,655	38,743
Brightcove, Inc.*	2,347	9,036
DigitalOcean Holdings, Inc.*	3,449	93,295
Fastly, Inc., Class A*	6,450	153,446
Grid Dynamics Holdings, Inc.*	3,016	35,076
Hackett Group, Inc. (The)	1,360	32,055
Information Services Group, Inc.	1,908	9,922
Perficient, Inc.*	1,867	119,096
Rackspace Technology, Inc.*	4,285	10,713
Squarespace, Inc., Class A*	2,430	73,265
Thoughtworks Holding, Inc.*	5,034	25,019
Tucows, Inc., Class A*	540	12,771
Unisys Corp.*	3,615	14,568
		629,399
Leisure Products - 0.4%
Acushnet Holdings Corp.	1,698	99,418
AMMO, Inc.*(b)	4,904	11,230
Clarus Corp.	1,591	11,439
Escalade, Inc.	541	8,110
Funko, Inc., Class A*	1,891	13,180
JAKKS Pacific, Inc.*	393	7,734
Johnson Outdoors, Inc., Class A	294	16,438
Latham Group, Inc.*	2,112	7,814
Malibu Boats, Inc., Class A*	1,106	53,707
Marine Products Corp.	457	6,393
MasterCraft Boat Holdings, Inc.*	954	20,759
Smith & Wesson Brands, Inc.	2,487	29,197
Solo Brands, Inc., Class A*	1,194	6,675
Sturm Ruger & Co., Inc.	951	49,053
Topgolf Callaway Brands Corp.*	7,829	136,538
Vista Outdoor, Inc.*	3,067	89,710
		567,395
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp.*	6,176	41,812
Akoya Biosciences, Inc.*	989	5,143
BioLife Solutions, Inc.*	1,892	24,993
Codexis, Inc.*	3,625	6,307
CryoPort, Inc.*	2,331	32,867
Cytek Biosciences, Inc.*	6,589	50,076
Harvard Bioscience, Inc.*	2,127	9,380
MaxCyte, Inc.*	4,751	17,389
Mesa Laboratories, Inc.	280	40,141
NanoString Technologies, Inc.*	2,571	6,582
Nautilus Biotechnology, Inc., Class A*	2,745	8,866
OmniAb, Inc.*	5,069	29,400
Pacific Biosciences of California, Inc.*	13,704	154,581
Quanterix Corp.*	1,915	51,322
Quantum-Si, Inc.*	5,461	12,779
Seer, Inc., Class A*	3,188	8,384
SomaLogic, Inc.*	8,217	18,160
		518,182
Machinery - 3.2%
374Water, Inc.*(b)	3,220	4,830
3D Systems Corp.*	6,935	43,760
Alamo Group, Inc.	549	94,236
Albany International Corp., Class A	1,702	157,809
Astec Industries, Inc.	1,236	67,758
Barnes Group, Inc.	2,665	104,734
Blue Bird Corp.*	955	20,867
Chart Industries, Inc.*	2,296	414,612
CIRCOR International, Inc.*	989	55,077
Columbus McKinnon Corp.	1,535	57,823
Commercial Vehicle Group, Inc.*	1,747	16,090
Desktop Metal, Inc., Class A*(b)	15,252	27,454
Douglas Dynamics, Inc.	1,227	37,141
Energy Recovery, Inc.*	3,030	82,355
Enerpac Tool Group Corp.	3,125	81,875
EnPro Industries, Inc.	1,140	155,485
ESCO Technologies, Inc.	1,393	149,065
Federal Signal Corp.	3,261	198,758
Franklin Electric Co., Inc.	2,513	243,032
Gencor Industries, Inc.*	573	8,182
Gorman-Rupp Co. (The)	1,245	40,014
Greenbrier Cos., Inc. (The)	1,717	73,076
Helios Technologies, Inc.	1,783	103,200
Hillenbrand, Inc.	3,758	182,038
Hillman Solutions Corp.*	9,387	84,952
Hyliion Holdings Corp.*	8,026	9,792
Hyster-Yale Materials Handling, Inc.	590	26,945
John Bean Technologies Corp.	1,733	190,474
Kadant, Inc.	636	139,755
Kennametal, Inc.	4,388	116,150
Lindsay Corp.	601	74,584

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Luxfer Holdings plc	1,492	17,949
Manitowoc Co., Inc. (The)*	1,896	32,080
Mayville Engineering Co., Inc.*	601	7,056
Microvast Holdings, Inc.*(b)	5,715	12,744
Miller Industries, Inc.	604	24,160
Mueller Industries, Inc.	3,050	235,338
Mueller Water Products, Inc., Class A	8,444	119,229
Nikola Corp.*(b)	32,281	38,092
Omega Flex, Inc.	178	14,899
Park-Ohio Holdings Corp.	456	8,532
Proto Labs, Inc.*	1,434	42,303
REV Group, Inc.	1,722	23,385
Shyft Group, Inc. (The)	1,872	29,353
SPX Technologies, Inc.*	2,402	189,806
Standex International Corp.	642	98,630
Tennant Co.	1,007	83,007
Terex Corp.	3,656	221,590
Titan International, Inc.*	2,851	35,894
Trinity Industries, Inc.	4,417	110,734
Velo3D, Inc.*(b)	4,839	7,646
Wabash National Corp.	2,581	58,202
Watts Water Technologies, Inc., Class A	1,488	280,890
		4,753,442
Marine Transportation - 0.2%
Costamare, Inc.	2,635	27,167
Eagle Bulk Shipping, Inc.(b)	742	32,470
Genco Shipping & Trading Ltd.	2,289	31,291
Golden Ocean Group Ltd.(b)	6,696	48,948
Himalaya Shipping Ltd.*(b)	1,489	7,385
Matson, Inc.	1,939	170,399
Pangaea Logistics Solutions Ltd.	1,981	11,173
Safe Bulkers, Inc.	3,841	12,329
		341,162
Media - 0.6%
Advantage Solutions, Inc.*	4,723	13,224
AMC Networks, Inc., Class A*	1,680	19,555
Boston Omaha Corp., Class A*	1,256	22,206
Cardlytics, Inc.*	1,837	30,604
Clear Channel Outdoor Holdings, Inc.*	20,168	29,244
Daily Journal Corp.*	73	21,520
Emerald Holding, Inc.*	849	3,583
Entravision Communications Corp., Class A	3,272	12,532
EW Scripps Co. (The), Class A*	3,236	24,723
Gambling.com Group Ltd.*	580	8,224
Gannett Co., Inc.*	7,844	22,826
Gray Television, Inc.	4,504	36,302
iHeartMedia, Inc., Class A*	5,584	20,158
Integral Ad Science Holding Corp.*	2,054	29,311
John Wiley & Sons, Inc., Class A	2,322	86,286
Magnite, Inc.*	7,283	60,085
PubMatic, Inc., Class A*	2,352	32,693
Quotient Technology, Inc.*	4,921	19,635
Scholastic Corp.	1,556	67,608
Sinclair, Inc.	1,915	24,167
Stagwell, Inc., Class A*	5,886	32,079
TechTarget, Inc.*	1,418	40,767
TEGNA, Inc.	12,193	201,550
Thryv Holdings, Inc.*	1,686	34,378
Townsquare Media, Inc., Class A	635	6,134
Urban One, Inc., Class A*	451	2,508
Urban One, Inc., Class D*	682	3,676
WideOpenWest, Inc.*	2,796	22,648
		928,226
Metals & Mining - 1.6%
5E Advanced Materials, Inc.*(b)	2,138	5,473
Alpha Metallurgical Resources, Inc.	705	143,002
Arch Resources, Inc.	996	130,078
ATI, Inc.*	7,017	318,081
Caledonia Mining Corp. plc(b)	892	9,223
Carpenter Technology Corp.	2,621	164,153
Century Aluminum Co.*	2,862	21,293
Coeur Mining, Inc.*	17,382	41,891
Commercial Metals Co.	6,374	358,793
Compass Minerals International, Inc.	1,863	56,169
Constellium SE, Class A*	6,888	123,984
Contango ORE, Inc.*(b)	203	3,701
Dakota Gold Corp.*	2,923	8,418
Haynes International, Inc.	680	33,191
Hecla Mining Co.	32,677	143,452
i-80 Gold Corp.*	10,503	20,796
Ivanhoe Electric, Inc.*(b)	3,034	47,421
Kaiser Aluminum Corp.	868	65,899
Materion Corp.	1,117	121,518
NioCorp Developments Ltd.*	106	392
Novagold Resources, Inc.*	13,153	54,190
Olympic Steel, Inc.	536	28,687
Perpetua Resources Corp.*	2,053	6,795
Piedmont Lithium, Inc.*	976	43,686
PolyMet Mining Corp.*	1,857	3,863
Ramaco Resources, Inc., Class A	1,226	9,612
Ramaco Resources, Inc., Class B(b)	245	2,656
Ryerson Holding Corp.	1,225	38,147
Schnitzer Steel Industries, Inc., Class A	1,407	46,712
SunCoke Energy, Inc.	4,546	42,278
TimkenSteel Corp.*	2,365	51,817
Tredegar Corp.	1,435	7,218
Warrior Met Coal, Inc.	2,815	111,361
Worthington Industries, Inc.	1,675	126,077
		2,390,027
Mortgage Real Estate Investment Trusts (REITs) - 1.1%
AFC Gamma, Inc.	891	11,815
Angel Oak Mortgage REIT, Inc.	643	5,993
Apollo Commercial Real Estate Finance, Inc.	7,724	84,346
Arbor Realty Trust, Inc.(b)	9,766	155,865
Ares Commercial Real Estate Corp.	2,827	29,259
ARMOUR Residential REIT, Inc.(b)	10,672	52,400
Blackstone Mortgage Trust, Inc., Class A	9,375	206,437
BrightSpire Capital, Inc., Class A	7,008	48,776
Chicago Atlantic Real Estate Finance, Inc.	890	13,457
Chimera Investment Corp.	12,666	76,629
Claros Mortgage Trust, Inc.	4,937	56,232
Dynex Capital, Inc.	2,938	38,076
Ellington Financial, Inc.	3,553	47,504
Franklin BSP Realty Trust, Inc.	4,522	63,941
Granite Point Mortgage Trust, Inc.	2,779	14,840
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,629	125,921
Invesco Mortgage Capital, Inc.(b)	2,282	25,675

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
KKR Real Estate Finance Trust, Inc.	3,204	40,082
Ladder Capital Corp.	6,161	67,525
MFA Financial, Inc.	5,565	60,992
New York Mortgage Trust, Inc.	4,950	47,124
Nexpoint Real Estate Finance, Inc.	439	7,502
Orchid Island Capital, Inc.	2,141	20,532
PennyMac Mortgage Investment Trust	4,807	64,462
Ready Capital Corp.	8,714	95,157
Redwood Trust, Inc.	6,196	49,630
TPG RE Finance Trust, Inc.	3,757	28,253
Two Harbors Investment Corp.	5,290	72,843
		1,611,268
Multi-Utilities - 0.4%
Avista Corp.	4,105	136,655
Black Hills Corp.	3,626	199,430
NorthWestern Corp.	3,275	165,060
Unitil Corp.	868	42,376
		543,521
Office REITs - 0.6%
Brandywine Realty Trust, REIT	9,258	46,290
City Office REIT, Inc., REIT	2,121	10,690
Corporate Office Properties Trust, REIT	6,135	158,774
Douglas Emmett, Inc., REIT	9,251	126,461
Easterly Government Properties, Inc., Class A, REIT	5,038	67,358
Equity Commonwealth, REIT	5,709	108,642
JBG SMITH Properties, REIT	6,083	95,381
Office Properties Income Trust, REIT	2,618	19,373
Orion Office REIT, Inc., REIT	3,109	18,126
Paramount Group, Inc., REIT	10,064	51,729
Peakstone Realty Trust, REIT	1,513	29,730
Piedmont Office Realty Trust, Inc., Class A, REIT	6,718	46,153
Postal Realty Trust, Inc., Class A, REIT	1,019	14,704
SL Green Realty Corp., REIT(b)	3,583	140,669
		934,080
Oil, Gas & Consumable Fuels - 4.3%
Amplify Energy Corp.*	1,972	12,897
Ardmore Shipping Corp.	2,234	27,791
Berry Corp.	4,149	35,557
California Resources Corp.	3,908	218,223
Callon Petroleum Co.*	3,333	130,754
Centrus Energy Corp., Class A*	668	31,703
Chord Energy Corp.	2,277	367,735
Civitas Resources, Inc.	3,767	309,723
Clean Energy Fuels Corp.*	9,226	39,303
CNX Resources Corp.*	8,883	198,535
Comstock Resources, Inc.(b)	5,001	61,312
CONSOL Energy, Inc.	1,847	158,916
Crescent Energy Co., Class A	2,080	28,350
CVR Energy, Inc.	1,613	52,745
Delek US Holdings, Inc.	3,618	93,163
Denbury, Inc.*	2,736	250,563
DHT Holdings, Inc.	7,461	69,014
Dorian LPG Ltd.	1,743	44,969
Earthstone Energy, Inc., Class A*	3,107	63,321
Empire Petroleum Corp.*	551	4,816
Encore Energy Corp.*	7,699	19,786
Energy Fuels, Inc.*	8,545	60,926
Enviva, Inc.	1,702	15,658
Equitrans Midstream Corp.	23,765	228,144
Evolution Petroleum Corp.	1,715	14,509
Excelerate Energy, Inc., Class A	984	18,302
FLEX LNG Ltd.(b)	1,620	49,054
Gevo, Inc.*(b)	12,714	16,655
Golar LNG Ltd.	5,512	121,815
Granite Ridge Resources, Inc.	1,413	10,456
Green Plains, Inc.*	3,164	98,211
Gulfport Energy Corp.*	546	64,428
Hallador Energy Co.*	1,242	13,339
HighPeak Energy, Inc.(b)	579	8,529
International Seaways, Inc.	2,210	94,964
Kinetik Holdings, Inc., Class A(b)	934	32,793
Kosmos Energy Ltd.*	24,836	180,806
Magnolia Oil & Gas Corp., Class A	9,975	227,430
Matador Resources Co.	6,165	391,477
Murphy Oil Corp.	8,086	367,104
NACCO Industries, Inc., Class A	228	7,433
NextDecade Corp.*(b)	1,666	10,113
Nordic American Tankers Ltd.	11,164	43,651
Northern Oil and Gas, Inc.	4,087	170,959
Overseas Shipholding Group, Inc., Class A*	3,138	13,807
Par Pacific Holdings, Inc.*	3,006	103,256
PBF Energy, Inc., Class A	6,331	296,861
Peabody Energy Corp.(b)	6,780	146,312
Permian Resources Corp., Class A	13,830	196,109
PrimeEnergy Resources Corp.*	40	3,880
REX American Resources Corp.*	843	33,290
Riley Exploration Permian, Inc.(b)	481	16,109
Ring Energy, Inc.*(b)	6,521	12,325
SandRidge Energy, Inc.	1,736	27,759
Scorpio Tankers, Inc.	2,866	144,762
SFL Corp. Ltd.	6,263	70,772
SilverBow Resources, Inc.*	961	41,112
Sitio Royalties Corp.	4,391	111,531
SM Energy Co.	6,532	276,369
Talos Energy, Inc.*	6,083	104,749
Teekay Corp.*	3,626	23,243
Teekay Tankers Ltd., Class A	1,301	52,925
Tellurian, Inc.*(b)	28,995	32,474
Uranium Energy Corp.*	20,011	86,448
VAALCO Energy, Inc.	5,860	24,260
Verde Clean Fuels, Inc.*(b)	233	986
Vertex Energy, Inc.*(b)	3,671	15,565
Vital Energy, Inc.*	919	55,407
Vitesse Energy, Inc.	1,363	31,676
W&T Offshore, Inc.*	5,346	21,812
World Kinect Corp.	3,356	73,496
		6,483,227
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	911	34,882
Glatfelter Corp.*	2,406	4,812
Sylvamo Corp.	1,981	82,747
		122,441
Passenger Airlines - 0.4%
Allegiant Travel Co.	860	76,402
Blade Air Mobility, Inc.*(b)	3,181	10,147
Frontier Group Holdings, Inc.*	2,072	13,012
Hawaiian Holdings, Inc.*	2,771	23,775
JetBlue Airways Corp.*	17,991	106,507
Joby Aviation, Inc.*(b)	15,161	112,950
SkyWest, Inc.*	2,627	118,478

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Spirit Airlines, Inc.	5,968	98,472
Sun Country Airlines Holdings, Inc.*	2,051	30,539
		590,282
Personal Care Products - 0.8%
Beauty Health Co. (The)*	4,448	27,400
BellRing Brands, Inc.*	7,294	302,701
Edgewell Personal Care Co.	2,787	107,467
elf Beauty, Inc.*	2,732	378,956
Herbalife Ltd.*	5,376	80,747
Inter Parfums, Inc.	999	139,590
Medifast, Inc.	584	49,255
Nature's Sunshine Products, Inc.*	717	12,053
Nu Skin Enterprises, Inc., Class A	2,712	64,790
Thorne HealthTech, Inc.*	763	7,729
USANA Health Sciences, Inc.*	618	39,731
Waldencast plc*(b)	1,090	8,578
		1,218,997
Pharmaceuticals - 1.7%
Aclaris Therapeutics, Inc.*	3,776	28,245
Amneal Pharmaceuticals, Inc.*	6,627	27,104
Amphastar Pharmaceuticals, Inc.*	2,066	110,138
Amylyx Pharmaceuticals, Inc.*	2,761	59,527
ANI Pharmaceuticals, Inc.*	701	45,137
Arvinas, Inc.*	2,670	75,321
Assertio Holdings, Inc.*	4,937	16,193
Atea Pharmaceuticals, Inc.*	4,168	14,005
Axsome Therapeutics, Inc.*(b)	1,789	144,551
Biote Corp., Class A*	761	3,759
Bright Green Corp.*(b)	3,280	1,532
Cara Therapeutics, Inc.*	2,543	6,536
Cassava Sciences, Inc.*(b)	2,162	45,337
Citius Pharmaceuticals, Inc.*(b)	6,681	6,094
Collegium Pharmaceutical, Inc.*	1,885	44,147
Corcept Therapeutics, Inc.*	4,363	142,801
CorMedix, Inc.*	2,426	9,874
Cymabay Therapeutics, Inc.*	5,333	73,329
Edgewise Therapeutics, Inc.*	2,326	14,538
Enliven Therapeutics, Inc.*(b)	1,269	19,822
Evolus, Inc.*	2,251	22,262
Eyenovia, Inc.*	1,512	2,858
EyePoint Pharmaceuticals, Inc.*	1,424	14,112
Harmony Biosciences Holdings, Inc.*	1,793	64,996
Harrow Health, Inc.*(b)	1,414	21,450
Ikena Oncology, Inc.*	1,156	5,364
Innoviva, Inc.*	3,372	42,993
Intra-Cellular Therapies, Inc.*	5,094	282,819
Ligand Pharmaceuticals, Inc.*	906	59,588
Liquidia Corp.*	2,580	17,725
Longboard Pharmaceuticals, Inc.*	847	4,904
Marinus Pharmaceuticals, Inc.*(b)	2,709	19,261
NGM Biopharmaceuticals, Inc.*	2,369	4,477
Nuvation Bio, Inc.*	7,920	12,989
Ocular Therapeutix, Inc.*	4,243	16,039
Omeros Corp.*(b)	3,310	11,453
Optinose, Inc.*	3,964	4,717
Pacira BioSciences, Inc.*	2,477	87,438
Phathom Pharmaceuticals, Inc.*	1,338	19,254
Phibro Animal Health Corp., Class A	1,112	15,512
Pliant Therapeutics, Inc.*	3,072	51,855
Prestige Consumer Healthcare, Inc.*	2,710	158,074
Rain Oncology, Inc.*(b)	924	970
Reata Pharmaceuticals, Inc., Class A*	1,554	262,626
Revance Therapeutics, Inc.*	4,535	79,952
Scilex Holding Co.*	3,181	9,129
scPharmaceuticals, Inc.*	1,570	12,058
SIGA Technologies, Inc.	2,505	11,498
Supernus Pharmaceuticals, Inc.*	2,672	85,077
Taro Pharmaceutical Industries Ltd.*(b)	445	17,631
Tarsus Pharmaceuticals, Inc.*	1,282	22,448
Terns Pharmaceuticals, Inc.*(b)	2,330	12,279
Theravance Biopharma, Inc.*	3,353	31,921
Theseus Pharmaceuticals, Inc.*	1,100	3,454
Third Harmonic Bio, Inc.*	1,059	6,428
Trevi Therapeutics, Inc.*	2,263	5,001
Ventyx Biosciences, Inc.*	2,544	85,224
Verrica Pharmaceuticals, Inc.*(b)	1,135	5,164
WaVe Life Sciences Ltd.*	3,215	13,985
Xeris Biopharma Holdings, Inc.*	7,234	16,421
Zevra Therapeutics, Inc.*(b)	1,886	9,562
		2,518,958
Professional Services - 2.1%
Alight, Inc., Class A*	21,658	165,467
ASGN, Inc.*	2,623	215,506
Asure Software, Inc.*	1,029	12,904
Barrett Business Services, Inc.	364	34,828
BlackSky Technology, Inc.*	6,427	8,741
CBIZ, Inc.*	2,608	146,335
Conduent, Inc.*	9,358	29,384
CRA International, Inc.	370	40,193
CSG Systems International, Inc.	1,696	92,110
ExlService Holdings, Inc.*	8,795	257,078
Exponent, Inc.	2,755	247,564
First Advantage Corp.	2,974	41,487
FiscalNote Holdings, Inc.*	3,385	7,481
Forrester Research, Inc.*	639	19,573
Franklin Covey Co.*	663	28,290
Heidrick & Struggles International, Inc.	1,078	28,556
HireQuest, Inc.(b)	291	5,535
HireRight Holdings Corp.*	815	8,533
Huron Consulting Group, Inc.*	1,036	103,548
IBEX Holdings Ltd.*	595	11,638
ICF International, Inc.	1,019	137,626
Innodata, Inc.*(b)	1,371	17,823
Insperity, Inc.	1,983	200,937
Kelly Services, Inc., Class A	1,794	33,171
Kforce, Inc.	1,054	66,033
Korn Ferry	2,838	144,681
Legalzoom.com, Inc.*	5,664	64,626
Maximus, Inc.	3,309	267,433
Mistras Group, Inc.*	1,132	6,045
NV5 Global, Inc.*	739	75,215
Planet Labs PBC*	10,377	33,725
Resources Connection, Inc.	1,764	27,360
Skillsoft Corp.*	4,354	5,704
Sterling Check Corp.*	1,288	17,955
TriNet Group, Inc.*(b)	2,049	227,296
TrueBlue, Inc.*	1,654	25,025
TTEC Holdings, Inc.	1,058	31,486
Upwork, Inc.*	6,731	99,686
Verra Mobility Corp., Class A*	7,595	135,115

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Willdan Group, Inc.*	663	16,005
		3,137,698
Real Estate Management & Development - 0.7%
American Realty Investors, Inc.*	81	1,616
Anywhere Real Estate, Inc.*	5,865	38,474
Compass, Inc., Class A*	16,244	58,478
Cushman & Wakefield plc*	9,035	83,032
DigitalBridge Group, Inc.	8,802	153,331
Douglas Elliman, Inc.	4,408	11,064
eXp World Holdings, Inc.(b)	3,764	72,344
Forestar Group, Inc.*	997	28,424
FRP Holdings, Inc.*	359	20,452
Kennedy-Wilson Holdings, Inc.	6,511	103,981
Marcus & Millichap, Inc.	1,313	43,723
Maui Land & Pineapple Co., Inc.*(b)	410	5,650
Newmark Group, Inc., Class A	7,321	51,906
Opendoor Technologies, Inc.*	29,686	115,775
RE/MAX Holdings, Inc., Class A	950	15,390
Redfin Corp.*	5,783	55,054
RMR Group, Inc. (The), Class A	837	21,159
St Joe Co. (The)	1,874	115,701
Stratus Properties, Inc.	306	8,455
Tejon Ranch Co.*	1,139	18,999
Transcontinental Realty Investors, Inc.*	103	3,536
		1,026,544
Residential REITs - 0.4%
Apartment Investment and Management Co., Class A, REIT	8,069	61,405
BRT Apartments Corp., REIT	649	12,104
Centerspace, REIT	822	53,216
Clipper Realty, Inc., REIT	697	4,287
Elme Communities, REIT	4,781	73,532
Independence Realty Trust, Inc., REIT	12,276	206,605
NexPoint Residential Trust, Inc., REIT	1,239	46,525
UMH Properties, Inc., REIT	2,993	44,745
Veris Residential, Inc., REIT*	4,304	80,097
		582,516
Retail REITs - 1.1%
Acadia Realty Trust, REIT	5,084	75,701
Alexander's, Inc., REIT	117	22,435
CBL & Associates Properties, Inc., REIT(b)	1,464	31,315
Getty Realty Corp., REIT	2,439	73,219
InvenTrust Properties Corp., REIT	3,699	88,443
Kite Realty Group Trust, REIT	11,846	267,364
Macerich Co. (The), REIT	11,759	137,463
Necessity Retail REIT, Inc. (The), Class A, REIT	7,315	54,862
NETSTREIT Corp., REIT	3,333	56,428
Phillips Edison & Co., Inc., REIT	6,419	217,347
Retail Opportunity Investments Corp., REIT	6,697	90,142
RPT Realty, REIT	4,675	53,014
Saul Centers, Inc., REIT	634	23,813
SITE Centers Corp., REIT	10,371	138,453
Tanger Factory Outlet Centers, Inc., REIT	5,560	129,270
Urban Edge Properties, REIT	6,251	102,266
Whitestone REIT, REIT	2,646	26,460
		1,587,995
Semiconductors & Semiconductor Equipment - 2.7%
ACM Research, Inc., Class A*	2,617	45,955
Aehr Test Systems*	1,407	71,771
Alpha & Omega Semiconductor Ltd.*	1,261	39,785
Ambarella, Inc.*	1,987	123,492
Amkor Technology, Inc.	5,574	155,849
Atomera, Inc.*(b)	1,152	7,327
Axcelis Technologies, Inc.*	1,773	340,682
CEVA, Inc.*	1,264	29,350
Cohu, Inc.*	2,540	94,971
Credo Technology Group Holding Ltd.*	5,307	87,353
Diodes, Inc.*	2,457	201,105
FormFactor, Inc.*	4,197	148,238
Ichor Holdings Ltd.*	1,551	56,813
Impinj, Inc.*	1,250	83,212
indie Semiconductor, Inc., Class A*	7,494	50,210
inTEST Corp.*	584	10,232
Kulicke & Soffa Industries, Inc.	3,019	156,173
MACOM Technology Solutions Holdings, Inc.*	2,958	250,128
Maxeon Solar Technologies Ltd.*(b)	1,372	21,623
MaxLinear, Inc., Class A*	4,057	95,339
Navitas Semiconductor Corp., Class A*	5,550	49,006
NVE Corp.	259	22,909
Onto Innovation, Inc.*	2,664	370,243
PDF Solutions, Inc.*	1,666	60,542
Photronics, Inc.*	3,321	78,907
Power Integrations, Inc.	3,091	259,706
Rambus, Inc.*	5,933	335,037
Semtech Corp.*	3,478	90,950
Silicon Laboratories, Inc.*	1,728	233,038
SiTime Corp.*	934	123,932
SkyWater Technology, Inc.*	957	6,412
SMART Global Holdings, Inc.*	2,629	67,907
Synaptics, Inc.*	2,147	187,948
Transphorm, Inc.*	1,470	4,013
Ultra Clean Holdings, Inc.*	2,420	85,087
Veeco Instruments, Inc.*	2,766	80,740
		4,125,985
Software - 4.8%
8x8, Inc.*	6,156	20,007
A10 Networks, Inc.	3,842	57,207
ACI Worldwide, Inc.*	5,901	143,276
Adeia, Inc.	5,820	58,549
Agilysys, Inc.*	1,090	76,894
Alarm.com Holdings, Inc.*	2,606	152,633
Alkami Technology, Inc.*	2,149	37,436
Altair Engineering, Inc., Class A*	2,923	194,321
American Software, Inc., Class A	1,736	20,016
Amplitude, Inc., Class A*	3,682	43,006
Appfolio, Inc., Class A*	1,045	201,445
Appian Corp., Class A*	2,232	108,698
Applied Digital Corp.*	3,709	22,402
Asana, Inc., Class A*	4,322	92,880
Aurora Innovation, Inc.*(b)	16,536	52,419
AvePoint, Inc.*	8,339	57,873
Bit Digital, Inc.*(b)	3,931	9,238
Blackbaud, Inc.*	2,369	180,305
BlackLine, Inc.*	3,067	184,204
Box, Inc., Class A*	7,670	203,102
Braze, Inc., Class A*	1,877	86,830

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
C3.ai, Inc., Class A*(b)	3,191	98,985
Cerence, Inc.*	2,193	57,237
Cipher Mining, Inc.*(b)	2,262	7,216
Cleanspark, Inc.*	4,161	20,514
Clear Secure, Inc., Class A	4,534	98,569
CommVault Systems, Inc.*	2,429	165,925
Consensus Cloud Solutions, Inc.*	1,079	34,452
CoreCard Corp.*	394	8,369
Couchbase, Inc.*	1,849	31,618
CS Disco, Inc.*	1,229	11,675
CXApp, Inc.*	106	421
Digimarc Corp.*(b)	773	25,308
Digital Turbine, Inc.*	5,149	45,878
Domo, Inc., Class B*	1,666	17,760
E2open Parent Holdings, Inc.*	10,849	52,401
Ebix, Inc.	1,436	23,981
eGain Corp.*	1,162	7,739
Enfusion, Inc., Class A*	1,389	11,862
EngageSmart, Inc.*	2,643	46,808
Envestnet, Inc.*	2,726	148,921
Everbridge, Inc.*	2,213	54,905
EverCommerce, Inc.*	1,270	13,424
Expensify, Inc., Class A*	3,003	12,883
Freshworks, Inc., Class A*	8,814	192,762
Instructure Holdings, Inc.*	1,061	27,490
Intapp, Inc.*	850	31,118
InterDigital, Inc.	1,474	127,811
Jamf Holding Corp.*	3,800	64,068
Kaltura, Inc.*	4,513	8,530
LivePerson, Inc.*	3,452	14,498
LiveRamp Holdings, Inc.*	3,470	112,220
LiveVox Holdings, Inc.*	1,213	3,906
Marathon Digital Holdings, Inc.*(b)	9,157	115,103
Matterport, Inc.*	13,642	36,561
MeridianLink, Inc.*(b)	1,428	25,290
MicroStrategy, Inc., Class A*	601	214,875
Mitek Systems, Inc.*	2,321	25,926
Model N, Inc.*	2,030	54,810
N-able, Inc.*	3,804	50,859
NextNav, Inc.*	2,943	12,714
Olo, Inc., Class A*	5,625	36,281
ON24, Inc.	1,777	12,190
OneSpan, Inc.*	2,179	26,693
PagerDuty, Inc.*	4,640	119,526
PowerSchool Holdings, Inc., Class A*	3,049	67,444
Progress Software Corp.	2,368	144,069
PROS Holdings, Inc.*	2,431	87,176
Q2 Holdings, Inc.*	3,097	106,568
Qualys, Inc.*	2,024	315,036
Rapid7, Inc.*(b)	3,264	164,473
Red Violet, Inc.*(b)	606	12,459
Rimini Street, Inc.*	2,653	6,420
Riot Platforms, Inc.*(b)	8,696	98,700
Sapiens International Corp. NV	1,671	49,946
SEMrush Holdings, Inc., Class A*	1,704	16,103
SolarWinds Corp.*	2,770	29,500
SoundHound AI, Inc.*(b)	7,612	19,182
SoundThinking, Inc.*	487	10,451
Sprinklr, Inc., Class A*	4,732	71,595
Sprout Social, Inc., Class A*	2,599	139,150
SPS Commerce, Inc.*	1,997	371,702
Tenable Holdings, Inc.*	6,212	281,838
Terawulf, Inc.*	2,738	5,722
Varonis Systems, Inc., Class B*	5,914	188,834
Verint Systems, Inc.*	3,441	111,454
Veritone, Inc.*(b)	1,424	4,372
Viant Technology, Inc., Class A*	783	4,909
Weave Communications, Inc.*	1,785	18,225
Workiva, Inc., Class A*	2,661	297,633
Xperi, Inc.*	2,296	27,093
Yext, Inc.*	5,821	50,992
Zeta Global Holdings Corp., Class A*	7,300	59,349
Zuora, Inc., Class A*	6,729	61,301
		7,134,519
Specialized REITs - 0.4%
Farmland Partners, Inc., REIT(b)	2,750	30,525
Four Corners Property Trust, Inc., REIT	4,715	118,629
Gladstone Land Corp., REIT	1,823	28,676
Outfront Media, Inc., REIT	8,029	91,129
PotlatchDeltic Corp., REIT	4,305	203,454
Safehold, Inc., REIT	1,620	34,474
Uniti Group, Inc., REIT	12,960	69,595
		576,482
Specialty Retail - 2.2%
1-800-Flowers.com, Inc., Class A*	1,416	10,662
Aaron's Co., Inc. (The)	1,718	20,736
Abercrombie & Fitch Co., Class A*	2,656	142,760
Academy Sports & Outdoors, Inc.	4,063	221,718
American Eagle Outfitters, Inc.	9,941	168,599
America's Car-Mart, Inc.*	318	35,397
Arko Corp.	4,481	33,742
Asbury Automotive Group, Inc.*	1,179	271,170
BARK, Inc.*	5,953	9,525
Big 5 Sporting Goods Corp.(b)	1,169	9,270
Boot Barn Holdings, Inc.*	1,619	148,543
Buckle, Inc. (The)	1,662	60,729
Build-A-Bear Workshop, Inc.	722	19,039
Caleres, Inc.	1,888	54,129
Camping World Holdings, Inc., Class A	2,274	56,236
CarParts.com, Inc.*	2,888	13,949
Carvana Co.*	5,219	262,777
Cato Corp. (The), Class A	946	7,332
Chico's FAS, Inc.*	6,630	34,012
Children's Place, Inc. (The)*	649	17,205
Designer Brands, Inc., Class A	2,685	28,219
Destination XL Group, Inc.*	3,169	14,451
Duluth Holdings, Inc., Class B*	735	4,671
Envela Corp.*	412	2,101
EVgo, Inc., Class A*	3,899	15,674
Foot Locker, Inc.	4,467	87,643
Genesco, Inc.*	656	22,488
Group 1 Automotive, Inc.	758	200,430
GrowGeneration Corp.*	3,199	10,397
Guess?, Inc.(b)	1,565	37,654
Haverty Furniture Cos., Inc.	796	24,915
Hibbett, Inc.	684	31,676
J Jill, Inc.*	247	6,202
Lands' End, Inc.*	816	6,283
Lazydays Holdings, Inc.*	689	8,116
Leslie's, Inc.*	9,662	60,484
MarineMax, Inc.*	1,162	38,660
Monro, Inc.	1,695	55,494
National Vision Holdings, Inc.*	4,225	77,360
ODP Corp. (The)*	1,864	91,932

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
OneWater Marine, Inc., Class A*(b)	628	16,397
Overstock.com, Inc.*	2,453	64,048
PetMed Express, Inc.	1,117	12,589
Rent the Runway, Inc., Class A*(b)	2,614	3,607
Revolve Group, Inc., Class A*	2,232	32,699
Sally Beauty Holdings, Inc.*	5,838	59,314
Shoe Carnival, Inc.	912	21,095
Signet Jewelers Ltd.	2,425	181,875
Sleep Number Corp.*	1,162	29,724
Sonic Automotive, Inc., Class A	854	45,535
Sportsman's Warehouse Holdings, Inc.*	2,059	9,904
Stitch Fix, Inc., Class A*	4,588	20,141
ThredUp, Inc., Class A*	3,904	15,538
Tile Shop Holdings, Inc.*	1,567	9,277
Tilly's, Inc., Class A*	1,218	10,950
Torrid Holdings, Inc.*(b)	657	1,485
Upbound Group, Inc.	2,998	91,799
Urban Outfitters, Inc.*	3,472	115,305
Warby Parker, Inc., Class A*	4,610	55,366
Winmark Corp.	155	58,982
Zumiez, Inc.*	866	16,445
		3,294,455
Technology Hardware, Storage & Peripherals - 0.7%
Avid Technology, Inc.*	1,851	49,348
CompoSecure, Inc.*(b)	894	5,614
Corsair Gaming, Inc.*	2,010	31,597
CPI Card Group, Inc.*	231	4,775
Eastman Kodak Co.*(b)	3,100	13,857
Immersion Corp.	1,702	11,948
Intevac, Inc.*	1,388	4,816
IonQ, Inc.*	8,744	150,309
Super Micro Computer, Inc.*	2,523	694,027
Turtle Beach Corp.*	851	9,251
Xerox Holdings Corp.	6,244	99,217
		1,074,759
Textiles, Apparel & Luxury Goods - 0.4%
Allbirds, Inc., Class A*	5,169	6,668
Figs, Inc., Class A*	6,952	42,963
Fossil Group, Inc.*	2,589	5,489
G-III Apparel Group Ltd.*	2,292	45,496
Hanesbrands, Inc.	19,146	100,517
Kontoor Brands, Inc.	3,027	138,606
Movado Group, Inc.	833	22,783
Oxford Industries, Inc.	815	82,307
Rocky Brands, Inc.	379	6,735
Steven Madden Ltd.	4,096	141,312
Vera Bradley, Inc.*	1,426	10,224
Wolverine World Wide, Inc.	4,227	34,154
		637,254
Tobacco - 0.1%
Ispire Technology, Inc.*	148	1,473
Turning Point Brands, Inc.	931	22,921
Universal Corp.	1,312	62,477
Vector Group Ltd.	7,908	84,695
		171,566
Trading Companies & Distributors - 1.9%
Alta Equipment Group, Inc.	1,034	14,714
Applied Industrial Technologies, Inc.	2,100	324,177
Beacon Roofing Supply, Inc.*	2,930	233,961
BlueLinx Holdings, Inc.*	476	42,488
Boise Cascade Co.	2,161	236,349
Custom Truck One Source, Inc.*	3,085	20,700
Distribution Solutions Group, Inc.*	246	12,676
DXP Enterprises, Inc.*	784	27,887
EVI Industries, Inc.*	258	6,816
FTAI Aviation Ltd.	5,416	200,175
GATX Corp.	1,932	228,246
Global Industrial Co.	713	24,128
GMS, Inc.*	2,261	156,778
H&E Equipment Services, Inc.	1,749	79,265
Herc Holdings, Inc.	1,538	200,155
Hudson Technologies, Inc.*	2,384	28,751
Karat Packaging, Inc.	310	7,719
McGrath RentCorp	1,343	135,777
MRC Global, Inc.*	4,564	42,537
NOW, Inc.*	5,970	66,685
Rush Enterprises, Inc., Class A	3,389	140,318
Rush Enterprises, Inc., Class B	509	23,376
Textainer Group Holdings Ltd.	2,349	93,091
Titan Machinery, Inc.*	1,120	34,742
Transcat, Inc.*	401	40,886
Triton International Ltd.	2,970	249,213
Veritiv Corp.	713	120,019
Willis Lease Finance Corp.*	154	6,565
Xometry, Inc., Class A*(b)	1,846	35,166
		2,833,360
Water Utilities - 0.4%
American States Water Co.	2,016	169,767
Artesian Resources Corp., Class A	457	21,095
Cadiz, Inc.*(b)	2,205	8,842
California Water Service Group	3,051	153,313
Consolidated Water Co. Ltd., Class D	818	21,792
Global Water Resources, Inc.	618	6,891
Middlesex Water Co.	953	71,723
Pure Cycle Corp.*	1,064	11,693
SJW Group	1,686	110,871
York Water Co. (The)	775	31,574
		607,561
Wireless Telecommunication Services - 0.2%
Gogo, Inc.*	3,606	40,928
Shenandoah Telecommunications Co.	2,643	60,102
Spok Holdings, Inc.	966	13,756
Telephone and Data Systems, Inc.	5,383	115,681
Tingo Group, Inc.*(b)	6,639	8,564
		239,031
TOTAL COMMON STOCKS (Cost $146,197,522)		129,775,062

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Biotechnology - 0.0%
Aduro Biotech, Inc., CVR*(e)(f)	687	—
Chinook Therape, CVR*(e)(f)	3,154	—
Oncternal Therapeutics, Inc., CVR*(e)(f)	42	—
Tobira Therapeutics, Inc., CVR*(e)(f)	756	—
		—

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Number of Rights	Value ($)
Food Products - 0.0%(d)
Contraf-Nicotex-Tobacco GmbH, CVR*(e)(f)	2,444	1,222

Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR, expiring 12/31/2050*(e)(f)	2	—
TOTAL RIGHTS (Cost $1,635)		1,222

SECURITIES LENDING REINVESTMENTS(g) - 2.2%

INVESTMENT COMPANIES - 2.2%
Invesco Government & Agency Portfolio , Institutional Class 5.25% (Cost $3,327,098)	3,327,098	3,327,098

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 8.7%

REPURCHASE AGREEMENTS(h) - 8.7%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $13,006,936
(Cost $13,005,031)	13,005,031	13,005,031

Total Investments - 97.5% (Cost $162,531,286)		146,108,413
Other assets less liabilities - 2.5%		3,804,142
Net Assets - 100.0%		149,912,555

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $124.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $3,639,550, collateralized in the form of cash with a value of $3,327,417 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $504,038 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from September 7, 2023 – May 15, 2053. The total value of collateral is $3,831,455.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Represents less than 0.05% of net assets.
(e)	Security fair valued as of August 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2023 amounted to $1,222, which represents approximately 0.00% of net assets of the Fund.
(f)	Illiquid security.
(g)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $3,327,098.
(h)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration
REIT	Real Estate Investment Trust

Ultra Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	25	9/15/2023	U.S. Dollar	$2,377,000	$20,702

Swap Agreements

Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
18,107,750	3/6/2025	Bank of America NA	5.48%	Russell 2000® Index	749,155
13,533,320	11/6/2023	Barclays Capital	5.83%	Russell 2000® Index	(395,561)
31,903,226	2/11/2025	BNP Paribas SA	5.48%	Russell 2000® Index	1,676,202
21,234,623	3/6/2025	Citibank NA	5.62%	Russell 2000® Index	941,245
9,110,865	11/7/2024	Goldman Sachs International	5.73%	Russell 2000® Index	(173,323)
11,882,604	3/6/2024	Morgan Stanley & Co. International plc	5.78%	iShares® Russell 2000 ETF	218,485
22,469,415	3/6/2024	Morgan Stanley & Co. International plc	5.78%	Russell 2000® Index	505,575
23,347,067	11/14/2024	Societe Generale	5.88%	Russell 2000® Index	(2,874,877)
16,147,280	11/7/2024	UBS AG	5.33%	Russell 2000® Index	(1,235,517)
167,736,150					(588,616)
				Total Unrealized Appreciation	4,090,662
				Total Unrealized Depreciation	(4,679,278)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.1%

Aerospace & Defense - 1.2%
Axon Enterprise, Inc.*	5,897	1,255,530
Boeing Co. (The)*	47,542	10,650,834
General Dynamics Corp.	18,900	4,283,496
Howmet Aerospace, Inc.	30,910	1,529,118
Huntington Ingalls Industries, Inc.	3,358	739,835
L3Harris Technologies, Inc.	15,935	2,837,864
Lockheed Martin Corp.	18,940	8,491,749
Northrop Grumman Corp.	11,999	5,196,647
RTX Corp.	122,761	10,562,356
Textron, Inc.	16,959	1,317,884
TransDigm Group, Inc.*	4,388	3,966,094
		50,831,407
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	9,785	884,858
Expeditors International of Washington, Inc.	12,826	1,496,922
FedEx Corp.	19,424	5,070,053
United Parcel Service, Inc., Class B	60,918	10,319,509
		17,771,342
Automobile Components - 0.1%
Aptiv plc*	22,726	2,305,552
BorgWarner, Inc.	19,705	802,979
		3,108,531
Automobiles - 1.6%
Ford Motor Co.	330,274	4,006,224
General Motors Co.	116,830	3,914,973
Tesla, Inc.*	226,404	58,430,344
		66,351,541
Banks - 2.2%
Bank of America Corp.	582,619	16,703,687
Citigroup, Inc.	163,577	6,754,094
Citizens Financial Group, Inc.	40,670	1,144,047
Comerica, Inc.	11,078	532,962
Fifth Third Bancorp	57,218	1,519,138
Huntington Bancshares, Inc.	121,335	1,345,605
JPMorgan Chase & Co.	245,596	35,938,063
KeyCorp	78,626	890,833
M&T Bank Corp.	13,926	1,741,446
PNC Financial Services Group, Inc. (The)	33,569	4,052,785
Regions Financial Corp.	78,826	1,445,669
Truist Financial Corp.	111,935	3,419,614
US Bancorp	117,224	4,282,193
Wells Fargo & Co.	315,320	13,019,563
Zions Bancorp NA	12,446	441,833
		93,231,532
Beverages - 1.3%
Brown-Forman Corp., Class B	15,381	1,017,146
Coca-Cola Co. (The)	327,103	19,570,572
Constellation Brands, Inc., Class A	13,551	3,530,849
Keurig Dr Pepper, Inc.	70,797	2,382,319
Molson Coors Beverage Co., Class B	15,782	1,001,999
Monster Beverage Corp.*	64,225	3,687,157
PepsiCo, Inc.	115,789	20,601,179
		51,791,221
Biotechnology - 1.5%
AbbVie, Inc.	148,269	21,789,612
Amgen, Inc.	44,893	11,507,872
Biogen, Inc.*	12,178	3,255,910
Gilead Sciences, Inc.	104,830	8,017,398
Incyte Corp.*	15,551	1,003,506
Moderna, Inc.*	27,543	3,114,287
Regeneron Pharmaceuticals, Inc.*	9,092	7,514,447
Vertex Pharmaceuticals, Inc.*	21,637	7,537,033
		63,740,065
Broadline Retail - 2.6%
Amazon.com, Inc.*	750,156	103,529,030
eBay, Inc.	44,930	2,011,965
Etsy, Inc.*	10,372	763,068
		106,304,063
Building Products - 0.3%
A O Smith Corp.	10,439	756,827
Allegion plc	7,376	839,463
Carrier Global Corp.	70,164	4,030,922
Johnson Controls International plc	57,668	3,405,872
Masco Corp.	18,912	1,115,997
Trane Technologies plc	19,178	3,936,476
		14,085,557
Capital Markets - 2.0%
Ameriprise Financial, Inc.	8,759	2,956,863
Bank of New York Mellon Corp. (The)	60,353	2,708,039
BlackRock, Inc.	12,595	8,823,301
Cboe Global Markets, Inc.	8,884	1,330,024
Charles Schwab Corp. (The)	124,852	7,384,996
CME Group, Inc.	30,256	6,132,286
FactSet Research Systems, Inc.	3,217	1,403,931
Franklin Resources, Inc.	23,997	641,680
Goldman Sachs Group, Inc. (The)	27,956	9,161,461
Intercontinental Exchange, Inc.	47,037	5,549,896
Invesco Ltd.	38,501	612,936
MarketAxess Holdings, Inc.	3,159	761,098
Moody's Corp.	13,277	4,471,694
Morgan Stanley	109,460	9,320,519
MSCI, Inc., Class A	6,742	3,665,086
Nasdaq, Inc.	28,438	1,492,426
Northern Trust Corp.	17,516	1,332,442
Raymond James Financial, Inc.	16,009	1,674,381
S&P Global, Inc.	27,557	10,770,929
State Street Corp.	28,079	1,930,150
T. Rowe Price Group, Inc.	18,866	2,117,331
		84,241,469
Chemicals - 1.3%
Air Products and Chemicals, Inc.	18,679	5,519,458
Albemarle Corp.	9,866	1,960,473
Celanese Corp.	8,392	1,060,413
CF Industries Holdings, Inc.	16,386	1,262,869
Corteva, Inc.	59,744	3,017,669
Dow, Inc.	59,458	3,244,029
DuPont de Nemours, Inc.	38,577	2,966,186
Eastman Chemical Co.	10,029	852,565
Ecolab, Inc.	20,828	3,828,395
FMC Corp.	10,484	904,035
International Flavors & Fragrances, Inc.	21,457	1,511,646
Linde plc	41,173	15,935,598
LyondellBasell Industries NV, Class A	21,333	2,107,060
Mosaic Co. (The)	27,926	1,084,925
PPG Industries, Inc.	19,798	2,806,564

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Sherwin-Williams Co. (The)	19,732	5,361,579
		53,423,464
Commercial Services & Supplies - 0.4%
Cintas Corp.	7,242	3,651,199
Copart, Inc.*	72,083	3,231,481
Republic Services, Inc.	17,269	2,488,981
Rollins, Inc.	19,457	769,913
Waste Management, Inc.	31,123	4,879,464
		15,021,038
Communications Equipment - 0.7%
Arista Networks, Inc.*	20,974	4,094,754
Cisco Systems, Inc.	344,203	19,740,042
F5, Inc.*	5,058	827,792
Juniper Networks, Inc.	27,016	786,706
Motorola Solutions, Inc.	14,092	3,996,069
		29,445,363
Construction & Engineering - 0.1%
Quanta Services, Inc.	12,216	2,563,772

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	5,192	2,317,761
Vulcan Materials Co.	11,203	2,445,055
		4,762,816
Consumer Finance - 0.3%
American Express Co.	49,973	7,895,234
Capital One Financial Corp.	32,091	3,285,798
Discover Financial Services	21,354	1,923,355
Synchrony Financial	35,993	1,161,854
		14,266,241
Consumer Staples Distribution & Retail - 1.4%
Costco Wholesale Corp.	37,257	20,464,525
Dollar General Corp.	18,409	2,549,646
Dollar Tree, Inc.*	17,479	2,138,730
Kroger Co. (The)	54,884	2,546,069
Sysco Corp.	42,560	2,964,304
Target Corp.	38,804	4,910,646
Walgreens Boots Alliance, Inc.	60,174	1,523,004
Walmart, Inc.	117,878	19,168,142
		56,265,066
Containers & Packaging - 0.2%
Amcor plc	123,685	1,204,692
Avery Dennison Corp.	6,802	1,281,361
Ball Corp.	26,424	1,438,787
International Paper Co.	29,153	1,018,023
Packaging Corp. of America	7,554	1,126,301
Sealed Air Corp.	12,146	450,131
Westrock Co.	21,510	703,592
		7,222,887
Distributors - 0.1%
Genuine Parts Co.	11,799	1,813,860
LKQ Corp.	21,352	1,121,621
Pool Corp.	3,282	1,199,899
		4,135,380
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	600,774	8,885,448
Verizon Communications, Inc.	353,287	12,357,979
		21,243,427
Electric Utilities - 1.2%
Alliant Energy Corp.	21,125	1,059,841
American Electric Power Co., Inc.	43,287	3,393,701
Constellation Energy Corp.	27,268	2,840,235
Duke Energy Corp.	64,773	5,751,842
Edison International	32,196	2,216,695
Entergy Corp.	17,762	1,691,831
Evergy, Inc.	19,284	1,060,041
Eversource Energy	29,313	1,870,756
Exelon Corp.	83,580	3,353,230
FirstEnergy Corp.	45,705	1,648,579
NextEra Energy, Inc.	170,015	11,357,002
NRG Energy, Inc.	19,333	725,954
PG&E Corp.*	135,865	2,214,600
Pinnacle West Capital Corp.	9,500	734,065
PPL Corp.	61,947	1,543,719
Southern Co. (The)	91,630	6,206,100
Xcel Energy, Inc.	46,257	2,642,662
		50,310,853
Electrical Equipment - 0.5%
AMETEK, Inc.	19,355	3,087,316
Eaton Corp. plc	33,524	7,722,924
Emerson Electric Co.	48,008	4,716,786
Generac Holdings, Inc.*	5,213	619,356
Rockwell Automation, Inc.	9,645	3,010,012
		19,156,394
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	50,038	4,422,359
CDW Corp.	11,325	2,391,274
Corning, Inc.	64,316	2,110,851
Keysight Technologies, Inc.*	14,954	1,993,368
TE Connectivity Ltd.	26,475	3,505,025
Teledyne Technologies, Inc.*	3,927	1,642,664
Trimble, Inc.*	20,831	1,141,331
Zebra Technologies Corp., Class A*	4,320	1,188,043
		18,394,915
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A	85,102	3,079,841
Halliburton Co.	75,806	2,927,628
Schlumberger NV	119,769	7,061,580
		13,069,049
Entertainment - 1.0%
Activision Blizzard, Inc.	60,110	5,529,519
Electronic Arts, Inc.	21,903	2,627,922
Live Nation Entertainment, Inc.*	12,104	1,023,151
Netflix, Inc.*	37,352	16,198,815
Take-Two Interactive Software, Inc.*	13,343	1,897,375
Walt Disney Co. (The)*	153,555	12,849,482
Warner Bros Discovery, Inc.*	186,307	2,448,074
		42,574,338
Financial Services - 3.3%
Berkshire Hathaway, Inc., Class B*	149,867	53,982,093
Fidelity National Information Services, Inc.	49,812	2,782,498
Fiserv, Inc.*	51,897	6,299,777
FleetCor Technologies, Inc.*	6,183	1,680,107
Global Payments, Inc.	21,999	2,787,053
Jack Henry & Associates, Inc.	6,097	955,888
Mastercard, Inc., Class A	70,303	29,009,830
PayPal Holdings, Inc.*	93,738	5,859,562
Visa, Inc., Class A	135,972	33,405,601
		136,762,409
Food Products - 0.8%
Archer-Daniels-Midland Co.	45,744	3,627,499
Bunge Ltd.	12,630	1,443,862
Campbell Soup Co.	16,866	703,312
Conagra Brands, Inc.	40,108	1,198,427

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
General Mills, Inc.	49,356	3,339,427
Hershey Co. (The)	12,373	2,658,463
Hormel Foods Corp.	24,338	939,203
J M Smucker Co. (The)	8,979	1,301,506
Kellogg Co.	21,594	1,317,666
Kraft Heinz Co. (The)	67,020	2,217,692
Lamb Weston Holdings, Inc.	12,264	1,194,636
McCormick & Co., Inc. (Non-Voting)	21,075	1,729,836
Mondelez International, Inc., Class A	114,441	8,155,066
Tyson Foods, Inc., Class A	24,007	1,278,853
		31,105,448
Gas Utilities - 0.0%(b)
Atmos Energy Corp.	12,155	1,409,372

Ground Transportation - 0.6%
CSX Corp.	170,846	5,159,549
JB Hunt Transport Services, Inc.	6,965	1,308,584
Norfolk Southern Corp.	19,141	3,924,096
Old Dominion Freight Line, Inc.	7,553	3,227,926
Union Pacific Corp.	51,214	11,296,272
		24,916,427
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	146,142	15,038,012
Align Technology, Inc.*	5,984	2,214,918
Baxter International, Inc.	42,474	1,724,444
Becton Dickinson & Co.	23,865	6,669,074
Boston Scientific Corp.*	120,805	6,516,222
Cooper Cos., Inc. (The)	4,143	1,532,869
DENTSPLY SIRONA, Inc.	17,854	662,205
Dexcom, Inc.*	32,573	3,289,221
Edwards Lifesciences Corp.*	50,942	3,895,535
GE HealthCare Technologies, Inc.	32,844	2,313,860
Hologic, Inc.*	20,685	1,545,997
IDEXX Laboratories, Inc.*	6,973	3,566,062
Insulet Corp.*	5,885	1,128,213
Intuitive Surgical, Inc.*	29,453	9,209,364
Medtronic plc	111,801	9,111,781
ResMed, Inc.	12,341	1,969,500
STERIS plc	8,320	1,910,189
Stryker Corp.	28,367	8,043,463
Teleflex, Inc.	3,920	833,941
Zimmer Biomet Holdings, Inc.	17,537	2,089,007
		83,263,877
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	21,413	1,869,997
Cencora, Inc.	13,617	2,396,320
Centene Corp.*	46,115	2,842,990
Cigna Group (The)	24,841	6,862,575
CVS Health Corp.	107,720	7,020,112
DaVita, Inc.*	4,670	478,302
Elevance Health, Inc.	19,912	8,801,303
HCA Healthcare, Inc.	17,335	4,806,996
Henry Schein, Inc.*	11,018	843,318
Humana, Inc.	10,475	4,835,574
Laboratory Corp. of America Holdings	7,435	1,547,224
McKesson Corp.	11,398	4,699,623
Molina Healthcare, Inc.*	4,903	1,520,518
Quest Diagnostics, Inc.	9,388	1,234,522
UnitedHealth Group, Inc.	78,247	37,290,955
Universal Health Services, Inc., Class B	5,279	711,081
		87,761,410
Health Care REITs - 0.1%
Healthpeak Properties, Inc., REIT	45,956	945,774
Ventas, Inc., REIT	33,614	1,468,260
Welltower, Inc., REIT	41,767	3,461,649
		5,875,683
Hotel & Resort REITs - 0.0%(b)
Host Hotels & Resorts, Inc., REIT	59,777	943,879

Hotels, Restaurants & Leisure - 1.5%
Booking Holdings, Inc.*	3,093	9,603,858
Caesars Entertainment, Inc.*	18,099	1,000,151
Carnival Corp.*	84,389	1,335,034
Chipotle Mexican Grill, Inc.*	2,328	4,485,218
Darden Restaurants, Inc.	10,188	1,584,336
Domino's Pizza, Inc.	2,950	1,142,830
Expedia Group, Inc.*	11,986	1,299,162
Hilton Worldwide Holdings, Inc.	22,239	3,305,827
Las Vegas Sands Corp.	27,614	1,514,904
Marriott International, Inc., Class A	21,664	4,408,840
McDonald's Corp.	61,354	17,249,677
MGM Resorts International	25,367	1,115,641
Norwegian Cruise Line Holdings Ltd.*	35,670	591,052
Royal Caribbean Cruises Ltd.*	18,483	1,828,708
Starbucks Corp.	96,320	9,385,421
Wynn Resorts Ltd.	8,703	882,310
Yum! Brands, Inc.	23,552	3,047,158
		63,780,127
Household Durables - 0.3%
DR Horton, Inc.	26,083	3,104,399
Garmin Ltd.	12,848	1,362,145
Lennar Corp., Class A	21,339	2,541,261
Mohawk Industries, Inc.*	4,448	450,983
Newell Brands, Inc.	31,644	334,794
NVR, Inc.*	274	1,747,388
PulteGroup, Inc.	18,745	1,538,215
Whirlpool Corp.	4,619	646,475
		11,725,660
Household Products - 1.0%
Church & Dwight Co., Inc.	20,519	1,985,624
Clorox Co. (The)	10,397	1,626,611
Colgate-Palmolive Co.	69,731	5,123,136
Kimberly-Clark Corp.	28,359	3,653,490
Procter & Gamble Co. (The)	198,070	30,570,124
		42,958,985
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp. (The)	56,238	1,008,347

Industrial Conglomerates - 0.6%
3M Co.	46,375	4,946,821
General Electric Co.	91,534	10,476,982
Honeywell International, Inc.	55,920	10,509,605
		25,933,408
Industrial REITs - 0.2%
Prologis, Inc., REIT	77,601	9,638,044

Insurance - 1.6%
Aflac, Inc.	46,212	3,446,029
Allstate Corp. (The)	22,080	2,380,445
American International Group, Inc.	60,826	3,559,537

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Aon plc, Class A	17,149	5,717,305
Arch Capital Group Ltd.*	31,322	2,407,409
Arthur J Gallagher & Co.	18,009	4,150,714
Assurant, Inc.	4,475	623,502
Brown & Brown, Inc.	19,799	1,467,106
Chubb Ltd.	34,807	6,991,682
Cincinnati Financial Corp.	13,223	1,398,861
Everest Group Ltd.	3,626	1,307,826
Globe Life, Inc.	7,459	832,201
Hartford Financial Services Group, Inc. (The)	26,070	1,872,347
Lincoln National Corp.	12,962	332,605
Loews Corp.	15,909	987,790
Marsh & McLennan Cos., Inc.	41,560	8,103,784
MetLife, Inc.	54,081	3,425,491
Principal Financial Group, Inc.	18,974	1,474,469
Progressive Corp. (The)	49,178	6,563,788
Prudential Financial, Inc.	30,656	2,902,203
Travelers Cos., Inc. (The)	19,400	3,127,862
W R Berkley Corp.	16,880	1,044,197
Willis Towers Watson plc	8,959	1,852,363
		65,969,516
Interactive Media & Services - 4.4%
Alphabet, Inc., Class A*	499,255	67,983,553
Alphabet, Inc., Class C*	429,470	58,987,705
Match Group, Inc.*	23,407	1,097,086
Meta Platforms, Inc., Class A*	185,885	55,001,513
		183,069,857
IT Services - 0.9%
Accenture plc, Class A	53,066	17,181,179
Akamai Technologies, Inc.*	12,774	1,342,419
Cognizant Technology Solutions Corp., Class A	42,631	3,052,806
DXC Technology Co.*	19,145	397,067
EPAM Systems, Inc.*	4,868	1,260,763
Gartner, Inc.*	6,651	2,325,722
International Business Machines Corp.	76,331	11,207,681
VeriSign, Inc.*	7,611	1,581,490
		38,349,127
Leisure Products - 0.0%(b)
Hasbro, Inc.	10,955	788,760

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	24,840	3,007,379
Bio-Rad Laboratories, Inc., Class A*	1,768	707,554
Bio-Techne Corp.	13,243	1,038,251
Charles River Laboratories International, Inc.*	4,298	888,912
Danaher Corp.	55,802	14,787,530
Illumina, Inc.*	13,303	2,197,922
IQVIA Holdings, Inc.*	15,585	3,469,688
Mettler-Toledo International, Inc.*	1,829	2,219,455
Revvity, Inc.	10,520	1,231,156
Thermo Fisher Scientific, Inc.	32,442	18,073,438
Waters Corp.*	4,929	1,384,063
West Pharmaceutical Services, Inc.	6,220	2,530,918
		51,536,266
Machinery - 1.4%
Caterpillar, Inc.	43,337	12,183,331
Cummins, Inc.	11,892	2,735,636
Deere & Co.	22,650	9,307,791
Dover Corp.	11,739	1,740,894
Fortive Corp.	29,703	2,342,082
IDEX Corp.	6,340	1,435,376
Illinois Tool Works, Inc.	23,235	5,747,177
Ingersoll Rand, Inc.	33,982	2,365,487
Nordson Corp.	4,535	1,107,175
Otis Worldwide Corp.	34,728	2,970,980
PACCAR, Inc.	43,912	3,613,518
Parker-Hannifin Corp.	10,776	4,492,514
Pentair plc	13,844	972,679
Snap-on, Inc.	4,455	1,196,613
Stanley Black & Decker, Inc.	12,858	1,213,538
Westinghouse Air Brake Technologies Corp.	15,109	1,700,065
Xylem, Inc.	20,111	2,082,293
		57,207,149
Media - 0.6%
Charter Communications, Inc., Class A*	8,734	3,826,540
Comcast Corp., Class A	349,538	16,344,397
Fox Corp., Class A	22,596	747,024
Fox Corp., Class B	11,491	350,705
Interpublic Group of Cos., Inc. (The)	32,470	1,058,847
News Corp., Class A	32,014	687,981
News Corp., Class B	9,875	217,250
Omnicom Group, Inc.	16,765	1,358,132
Paramount Global, Class B(c)	42,589	642,668
		25,233,544
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	120,482	4,808,437
Newmont Corp.	66,784	2,632,625
Nucor Corp.	21,110	3,633,031
Steel Dynamics, Inc.	13,492	1,438,112
		12,512,205
Multi-Utilities - 0.5%
Ameren Corp.	22,058	1,748,538
CenterPoint Energy, Inc.	53,021	1,478,756
CMS Energy Corp.	24,517	1,377,610
Consolidated Edison, Inc.	29,147	2,592,917
Dominion Energy, Inc.	70,230	3,408,964
DTE Energy Co.	17,316	1,790,128
NiSource, Inc.	34,708	928,786
Public Service Enterprise Group, Inc.	41,941	2,561,756
Sempra	52,899	3,714,568
WEC Energy Group, Inc.	26,503	2,229,433
		21,831,456
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc., REIT	13,244	1,540,807
Boston Properties, Inc., REIT	11,996	800,973
		2,341,780
Oil, Gas & Consumable Fuels - 3.1%
APA Corp.	25,923	1,136,464
Chevron Corp.	149,571	24,095,888
ConocoPhillips	101,704	12,105,827
Coterra Energy, Inc.	63,662	1,794,632
Devon Energy Corp.	53,938	2,755,692
Diamondback Energy, Inc.	15,219	2,309,940
EOG Resources, Inc.	49,133	6,319,487
EQT Corp.	30,388	1,313,369
Exxon Mobil Corp.	339,758	37,777,692

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Hess Corp.	23,217	3,587,027
Kinder Morgan, Inc.	165,719	2,853,681
Marathon Oil Corp.	51,923	1,368,171
Marathon Petroleum Corp.	35,681	5,094,176
Occidental Petroleum Corp.	60,387	3,791,700
ONEOK, Inc.	37,612	2,452,302
Phillips 66	38,563	4,402,352
Pioneer Natural Resources Co.	19,648	4,674,849
Targa Resources Corp.	18,996	1,638,405
Valero Energy Corp.	30,377	3,945,972
Williams Cos., Inc. (The)	102,360	3,534,491
		126,952,117
Passenger Airlines - 0.2%
Alaska Air Group, Inc.*	10,741	450,800
American Airlines Group, Inc.*	54,866	808,176
Delta Air Lines, Inc.	54,029	2,316,763
Southwest Airlines Co.	50,016	1,580,506
United Airlines Holdings, Inc.*	27,554	1,372,465
		6,528,710
Personal Care Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	19,480	3,127,124
Kenvue, Inc.	144,821	3,338,124
		6,465,248
Pharmaceuticals - 3.1%
Bristol-Myers Squibb Co.	176,560	10,884,924
Catalent, Inc.*	15,129	755,996
Eli Lilly & Co.	66,213	36,695,245
Johnson & Johnson	202,355	32,716,756
Merck & Co., Inc.	213,232	23,238,023
Organon & Co.	21,454	471,130
Pfizer, Inc.	474,416	16,784,838
Viatris, Inc.	100,748	1,083,041
Zoetis, Inc., Class A	38,855	7,402,266
		130,032,219
Professional Services - 0.6%
Automatic Data Processing, Inc.	34,713	8,838,277
Broadridge Financial Solutions, Inc.	9,924	1,847,948
Ceridian HCM Holding, Inc.*	13,027	944,718
Equifax, Inc.	10,309	2,130,870
Jacobs Solutions, Inc.	10,646	1,435,294
Leidos Holdings, Inc.	11,538	1,125,071
Paychex, Inc.	26,949	3,293,976
Paycom Software, Inc.	4,068	1,199,409
Robert Half, Inc.	9,080	671,557
Verisk Analytics, Inc., Class A	12,182	2,950,724
		24,437,844
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	26,124	2,221,846
CoStar Group, Inc.*	34,342	2,815,701
		5,037,547
Residential REITs - 0.3%
AvalonBay Communities, Inc., REIT	11,932	2,193,340
Camden Property Trust, REIT	8,990	967,504
Equity Residential, REIT	28,651	1,857,444
Essex Property Trust, Inc., REIT	5,391	1,285,161
Invitation Homes, Inc., REIT	48,855	1,665,467
Mid-America Apartment Communities, Inc., REIT	9,805	1,423,980
UDR, Inc., REIT	25,997	1,037,280
		10,430,176
Retail REITs - 0.2%
Federal Realty Investment Trust, REIT	6,141	601,450
Kimco Realty Corp., REIT	52,095	986,679
Realty Income Corp., REIT	56,586	3,171,080
Regency Centers Corp., REIT	13,787	857,551
Simon Property Group, Inc., REIT	27,467	3,117,230
		8,733,990
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc.*	135,341	14,308,199
Analog Devices, Inc.	42,485	7,722,923
Applied Materials, Inc.	71,013	10,847,946
Broadcom, Inc.	35,021	32,320,531
Enphase Energy, Inc.*	11,527	1,458,511
First Solar, Inc.*	8,326	1,574,613
Intel Corp.	350,507	12,316,816
KLA Corp.	11,541	5,792,082
Lam Research Corp.	11,285	7,926,584
Microchip Technology, Inc.	46,028	3,766,932
Micron Technology, Inc.	91,948	6,430,843
Monolithic Power Systems, Inc.	3,788	1,974,343
NVIDIA Corp.	207,830	102,574,497
NXP Semiconductors NV	21,834	4,491,690
ON Semiconductor Corp.*	36,289	3,573,015
Qorvo, Inc.*	8,374	899,284
QUALCOMM, Inc.	93,633	10,723,787
Skyworks Solutions, Inc.	13,397	1,456,790
SolarEdge Technologies, Inc.*	4,761	773,996
Teradyne, Inc.	13,028	1,405,330
Texas Instruments, Inc.	76,296	12,822,306
		245,161,018
Software - 7.7%
Adobe, Inc.*	38,549	21,561,998
ANSYS, Inc.*	7,261	2,315,315
Autodesk, Inc.*	18,004	3,995,808
Cadence Design Systems, Inc.*	22,921	5,511,125
Fair Isaac Corp.*	2,095	1,895,116
Fortinet, Inc.*	54,763	3,297,280
Gen Digital, Inc.	47,808	968,112
Intuit, Inc.	23,594	12,783,465
Microsoft Corp.	624,861	204,804,441
Oracle Corp.	129,296	15,565,945
Palo Alto Networks, Inc.*	25,426	6,186,146
PTC, Inc.*	8,969	1,319,968
Roper Technologies, Inc.	8,975	4,479,064
Salesforce, Inc.*	82,258	18,216,857
ServiceNow, Inc.*	17,104	10,071,348
Synopsys, Inc.*	12,783	5,865,991
Tyler Technologies, Inc.*	3,541	1,410,841
		320,248,820
Specialized REITs - 0.8%
American Tower Corp., REIT	39,134	7,095,777
Crown Castle, Inc., REIT	36,450	3,663,225
Digital Realty Trust, Inc., REIT	24,489	3,225,691
Equinix, Inc., REIT	7,876	6,154,149
Extra Space Storage, Inc., REIT	17,740	2,282,783
Iron Mountain, Inc., REIT	24,514	1,557,619
Public Storage, REIT	13,314	3,679,723
SBA Communications Corp., Class A, REIT	9,132	2,050,408
VICI Properties, Inc., REIT	84,359	2,601,632
Weyerhaeuser Co., REIT	61,552	2,015,828
		34,326,835

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Specialty Retail - 1.6%
AutoZone, Inc.*	1,577	3,991,907
Bath & Body Works, Inc.	19,258	710,042
Best Buy Co., Inc.	16,358	1,250,569
CarMax, Inc.*	13,312	1,087,324
Home Depot, Inc. (The)	85,130	28,118,439
Lowe's Cos., Inc.	50,091	11,544,974
O'Reilly Automotive, Inc.*	5,095	4,787,772
Ross Stores, Inc.	28,744	3,501,307
TJX Cos., Inc. (The)	96,777	8,949,937
Tractor Supply Co.	9,209	2,012,166
Ulta Beauty, Inc.*	4,200	1,743,126
		67,697,563
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	1,242,488	233,426,221
Hewlett Packard Enterprise Co.	108,888	1,850,007
HP, Inc.	72,860	2,164,671
NetApp, Inc.	17,982	1,379,219
Seagate Technology Holdings plc	16,176	1,145,099
Western Digital Corp.*	26,907	1,210,815
		241,176,032
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	103,534	10,530,443
Ralph Lauren Corp.	3,467	404,356
Tapestry, Inc.	19,474	648,874
VF Corp.	27,769	548,716
		12,132,389
Tobacco - 0.5%
Altria Group, Inc.	150,024	6,634,061
Philip Morris International, Inc.	130,416	12,527,761
		19,161,822
Trading Companies & Distributors - 0.2%
Fastenal Co.	47,965	2,761,825
United Rentals, Inc.	5,799	2,763,455
WW Grainger, Inc.	3,752	2,679,453
		8,204,733
Water Utilities - 0.1%
American Water Works Co., Inc.	16,361	2,269,925

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.*	48,395	6,593,819

TOTAL COMMON STOCKS (Cost $3,419,978,068)		3,164,825,274

SECURITIES LENDING REINVESTMENTS(d) - 0.0%(b)

INVESTMENT COMPANIES - 0.0%(b)
Invesco Government & Agency Portfolio , Institutional Class 5.25% (Cost $114,638)	114,638	114,638

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 13.2%

REPURCHASE AGREEMENTS(e) - 4.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $197,752,404
(Cost $197,723,417)	197,723,417	197,723,417

U.S. TREASURY OBLIGATIONS(a) - 8.4%
U.S. Treasury Bills
4.76%, 9/21/2023(f)	150,000,000	149,561,250
4.80%, 9/28/2023(f)	150,000,000	149,406,843
5.36%, 11/24/2023(f)	50,000,000	49,380,772
TOTAL U.S. TREASURY OBLIGATIONS (Cost $348,477,146)		348,348,865

TOTAL SHORT-TERM INVESTMENTS (Cost $546,200,563)		546,072,282
Total Investments - 89.3% (Cost $3,966,293,269)		3,711,012,194
Other assets less liabilities - 10.7%		446,061,992
Net Assets - 100.0%		4,157,074,186

*	Non-income producing security.
(a)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $333,242,028.
(b)	Represents less than 0.05% of net assets.
(c)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $596,327, collateralized in the form of cash with a value of $114,638 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $503,364 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2024 – February 15, 2051. The total value of collateral is $618,002.
(d)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $114,638.
(e)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(f)	The rate shown was the current yield as of August 31, 2023.

Ultra S&P500®

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	572	9/15/2023	U.S. Dollar	$129,157,600	$3,249,756

Swap Agreements

Ultra S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
653,511,531	3/6/2025	Bank of America NA	5.93%	S&P 500®	35,273,868
772,612,924	2/11/2025	BNP Paribas SA	5.93%	S&P 500®	55,001,667
362,614,201	3/6/2025	Citibank NA	5.99%	S&P 500®	24,480,348
540,738,894	4/8/2024	Goldman Sachs International	5.93%	S&P 500®	67,196,862
1,022,826,432	11/7/2024	Goldman Sachs International	5.84%	SPDR® S&P 500® ETF Trust	67,232,847
308,558,342	11/7/2023	J.P. Morgan Securities	5.73%	S&P 500®	15,362,085
261,953,646	3/6/2025	Morgan Stanley & Co. International plc	5.88%	S&P 500®	21,252,613
644,374,505	11/6/2023	Societe Generale	5.98%	S&P 500®	(15,511,597)
453,213,659	11/7/2024	UBS AG	5.83%	S&P 500®	34,258,328
5,020,404,134					304,547,021
				Total Unrealized Appreciation	320,058,618
				Total Unrealized Depreciation	(15,511,597)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 77.8%

Semiconductors & Semiconductor Equipment - 77.8%
Advanced Micro Devices, Inc.*	140,229	14,825,010
Allegro MicroSystems, Inc.*	5,676	217,107
Amkor Technology, Inc.	8,769	245,181
Analog Devices, Inc.	44,041	8,005,773
Applied Materials, Inc.	73,582	11,240,386
Broadcom, Inc.	36,293	33,494,447
Cirrus Logic, Inc.*	4,811	394,694
Enphase Energy, Inc.*	11,932	1,509,756
Entegris, Inc.	13,033	1,319,852
GLOBALFOUNDRIES, Inc.*(a)	6,200	342,550
Intel Corp.	363,208	12,763,129
KLA Corp.	11,946	5,995,339
Lam Research Corp.	11,697	8,215,973
Lattice Semiconductor Corp.*	11,985	1,165,661
Marvell Technology, Inc.	74,804	4,357,333
Microchip Technology, Inc.	47,695	3,903,359
Micron Technology, Inc.	95,258	6,662,345
MKS Instruments, Inc.	4,999	501,050
Monolithic Power Systems, Inc.	3,923	2,044,707
NVIDIA Corp.	215,328	106,275,134
NXP Semiconductors NV	22,615	4,652,358
ON Semiconductor Corp.*	37,606	3,702,687
Power Integrations, Inc.	4,993	419,512
Qorvo, Inc.*	8,697	933,971
QUALCOMM, Inc.	96,993	11,108,608
Semtech Corp.*	5,569	145,629
Silicon Laboratories, Inc.*	2,786	375,720
Skyworks Solutions, Inc.	13,857	1,506,810
SolarEdge Technologies, Inc.*	4,906	797,568
Teradyne, Inc.	13,499	1,456,137
Texas Instruments, Inc.	79,034	13,282,454
Universal Display Corp.	3,792	616,428
Wolfspeed, Inc.*	10,838	518,273

TOTAL COMMON STOCKS (Cost $218,367,929)		262,994,941

SECURITIES LENDING REINVESTMENTS(b) - 0.1%

INVESTMENT COMPANIES - 0.1%
Invesco Government & Agency Portfolio , Institutional Class 5.25% (Cost $257,376)	257,376	257,376

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 6.2%

REPURCHASE AGREEMENTS(c) - 6.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $20,923,302
(Cost $20,920,235)	20,920,235	20,920,235

Total Investments - 84.1% (Cost $239,545,540)		284,172,552
Other assets less liabilities - 15.9%		53,747,938
Net Assets - 100.0%		337,920,490

Ultra Semiconductors

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $253,929, collateralized in the form of cash with a value of $257,376 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $257,376.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
27,129,761	3/6/2025	Bank of America NA	5.93%	Dow Jones U.S. SemiconductorsSM Index[c]	19,059,950
19,265,017	11/6/2023	BNP Paribas SA	5.83%	Dow Jones U.S. SemiconductorsSM Index[c]	1,245,917
9,472,739	4/8/2024	Goldman Sachs International	5.93%	Dow Jones U.S. SemiconductorsSM Index[c]	4,137,756
75,905,608	11/6/2023	J.P. Morgan Securities	5.78%	Dow Jones U.S. SemiconductorsSM Index[c]	5,703,439
40,601,873	3/6/2024	Morgan Stanley & Co. International plc	5.93%	Dow Jones U.S. SemiconductorsSM Index[c]	11,218,281
62,062,421	3/6/2025	Societe Generale	6.18%	Dow Jones U.S. SemiconductorsSM Index[c]	5,014,847
179,198,669	5/6/2025	UBS AG	5.68%	Dow Jones U.S. SemiconductorsSM Index[c]	9,342,466
413,636,088					55,722,656
				Total Unrealized Appreciation	55,722,656

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 85.5%

Aerospace & Defense - 1.0%
AAR Corp.*	854	52,606
AeroVironment, Inc.*	654	63,458
Kaman Corp.	730	16,374
Mercury Systems, Inc.*	1,514	59,425
Moog, Inc., Class A	744	86,423
National Presto Industries, Inc.	132	9,880
Triumph Group, Inc.*	1,683	15,837
		304,003
Air Freight & Logistics - 0.4%
Forward Air Corp.	672	47,591
Hub Group, Inc., Class A*	849	66,256
		113,847
Automobile Components - 1.3%
American Axle & Manufacturing Holdings, Inc.*	3,029	22,869
Dana, Inc.	3,326	53,582
Dorman Products, Inc.*	733	60,480
Gentherm, Inc.*	858	51,660
LCI Industries	655	82,058
Patrick Industries, Inc.	549	45,918
Phinia, Inc.*	1,180	32,804
Standard Motor Products, Inc.	488	18,071
XPEL, Inc.*(a)	508	42,317
		409,759
Automobiles - 0.2%
Winnebago Industries, Inc.	791	51,296

Banks - 7.6%
Ameris Bancorp	1,689	68,827
Atlantic Union Bankshares Corp.	1,942	57,658
Axos Financial, Inc.*	1,362	58,689
Banc of California, Inc.	1,387	17,379
BancFirst Corp.	451	43,107
Bancorp, Inc. (The)*	1,416	51,981
Bank of Hawaii Corp.	1,026	55,137
BankUnited, Inc.	1,927	50,584
Banner Corp.	889	38,716
Berkshire Hills Bancorp, Inc.	1,146	23,951
Brookline Bancorp, Inc.	2,273	21,753
Capitol Federal Financial, Inc.	3,278	18,586
Central Pacific Financial Corp.	699	11,862
City Holding Co.	390	35,630
Community Bank System, Inc.	1,391	66,142
Customers Bancorp, Inc.*	761	26,741
CVB Financial Corp.	3,390	59,189
Dime Community Bancshares, Inc.	844	17,986
Eagle Bancorp, Inc.	795	19,128
FB Financial Corp.	908	27,585
First Bancorp(b)	4,654	64,504
First Bancorp	1,061	31,448
First Commonwealth Financial Corp.	2,664	34,818
First Financial Bancorp	2,464	51,202
First Hawaiian, Inc.	3,304	62,479
Fulton Financial Corp.	4,285	57,119
Hanmi Financial Corp.	791	13,700
Heritage Financial Corp.	907	15,618
Hilltop Holdings, Inc.	1,195	36,316
Hope Bancorp, Inc.	3,105	30,025
Independent Bank Corp.	1,142	61,691
Independent Bank Group, Inc.	919	38,782
Lakeland Financial Corp.	658	34,301
National Bank Holdings Corp., Class A	977	30,815
NBT Bancorp, Inc.	1,223	42,096
Northfield Bancorp, Inc.	1,060	11,172
Northwest Bancshares, Inc.	3,290	36,190
OFG Bancorp	1,231	37,127
Pacific Premier Bancorp, Inc.	2,480	57,090
PacWest Bancorp	3,056	24,295
Park National Corp.	373	37,956
Pathward Financial, Inc.	697	34,341
Preferred Bank	342	21,242
Provident Financial Services, Inc.	1,954	32,202
Renasant Corp.	1,453	40,466
S&T Bancorp, Inc.	1,008	28,557
Seacoast Banking Corp. of Florida	2,169	51,210
ServisFirst Bancshares, Inc.	1,265	70,891
Simmons First National Corp., Class A	3,297	58,753
Southside Bancshares, Inc.	761	22,906
Stellar Bancorp, Inc.	1,173	24,950
Tompkins Financial Corp.	327	16,981
Triumph Financial, Inc.*	569	36,547
TrustCo Bank Corp.	493	14,036
Trustmark Corp.	1,582	36,449
United Community Banks, Inc.	2,982	80,514
Veritex Holdings, Inc.	1,404	26,409
Washington Federal, Inc.	1,704	46,315
Westamerica Bancorp	690	30,381
WSFS Financial Corp.	1,590	62,487
		2,315,012
Beverages - 0.3%
MGP Ingredients, Inc.	399	47,840
National Beverage Corp.*	604	30,991
		78,831
Biotechnology - 1.5%
Anika Therapeutics, Inc.*	382	6,819
Arcus Biosciences, Inc.*	1,362	27,921
Avid Bioservices, Inc.*(b)	1,619	19,104
Catalyst Pharmaceuticals, Inc.*	2,525	35,451
Coherus Biosciences, Inc.*	1,731	9,226
Cytokinetics, Inc.*	2,476	86,511
Dynavax Technologies Corp.*	3,094	44,430
Enanta Pharmaceuticals, Inc.*	513	7,618
Ironwood Pharmaceuticals, Inc., Class A*	3,499	30,791
iTeos Therapeutics, Inc.*	639	7,710
Myriad Genetics, Inc.*	2,111	37,681
REGENXBIO, Inc.*	979	17,328
uniQure NV*	1,084	9,442
Vanda Pharmaceuticals, Inc.*	1,487	7,717
Vericel Corp.*	1,232	40,447
Vir Biotechnology, Inc.*	1,977	25,029
Xencor, Inc.*	1,564	34,377
		447,602
Building Products - 1.6%
AAON, Inc.	1,664	104,932
American Woodmark Corp.*	430	33,398
Apogee Enterprises, Inc.	577	29,115
AZZ, Inc.	645	31,669
Gibraltar Industries, Inc.*	787	59,049

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Griffon Corp.	1,229	51,458
Insteel Industries, Inc.	504	17,514
Masterbrand, Inc.*	3,327	42,619
PGT Innovations, Inc.*	1,520	42,849
Quanex Building Products Corp.	861	23,230
Resideo Technologies, Inc.*	3,809	64,220
		500,053
Capital Markets - 1.3%
Artisan Partners Asset Management, Inc., Class A	1,772	68,080
Avantax, Inc.*	1,000	20,920
B Riley Financial, Inc.(b)	408	20,892
Brightsphere Investment Group, Inc.	837	17,334
Donnelley Financial Solutions, Inc.*	655	32,272
Moelis & Co., Class A	1,723	81,688
Piper Sandler Cos.	382	56,910
StoneX Group, Inc.*	456	42,809
Virtus Investment Partners, Inc.	177	36,657
WisdomTree, Inc.	2,937	21,440
		399,002
Chemicals - 2.4%
AdvanSix, Inc.	714	23,619
American Vanguard Corp.	716	9,895
Balchem Corp.	834	117,177
FutureFuel Corp.	668	4,730
Hawkins, Inc.	491	30,535
HB Fuller Co.	1,394	101,107
Ingevity Corp.*	884	47,639
Innospec, Inc.	644	69,179
Koppers Holdings, Inc.	539	20,638
Livent Corp.*	4,653	99,900
Mativ Holdings, Inc.	1,420	23,288
Minerals Technologies, Inc.	843	51,507
Quaker Chemical Corp.	354	62,828
Stepan Co.	549	47,911
Trinseo plc	910	9,582
		719,535
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	1,711	77,714
Brady Corp., Class A	1,194	60,225
CoreCivic, Inc.*	2,943	31,667
Deluxe Corp.	1,125	22,747
Enviri Corp.*	2,064	15,377
GEO Group, Inc. (The)*	3,263	23,624
Healthcare Services Group, Inc.	1,921	22,188
HNI Corp.	1,202	39,377
Interface, Inc.	1,502	15,516
Liquidity Services, Inc.*	604	11,023
Matthews International Corp., Class A	788	33,238
MillerKnoll, Inc.	1,958	37,398
OPENLANE, Inc.*	2,828	44,145
Pitney Bowes, Inc.	4,229	13,913
UniFirst Corp.	391	68,867
Viad Corp.*	539	15,302
		532,321
Communications Equipment - 1.2%
ADTRAN Holdings, Inc.	1,853	15,843
Clearfield, Inc.*(b)	328	11,529
Digi International, Inc.*	929	31,010
Extreme Networks, Inc.*	3,339	91,656
Harmonic, Inc.*	2,884	30,801
NETGEAR, Inc.*	753	9,924
NetScout Systems, Inc.*	1,745	49,959
Viasat, Inc.*	1,977	54,842
Viavi Solutions, Inc.*	5,759	60,182
		355,746
Construction & Engineering - 1.5%
Arcosa, Inc.	1,254	98,088
Comfort Systems USA, Inc.	926	170,912
Dycom Industries, Inc.*	760	75,947
Granite Construction, Inc.	1,136	46,905
MYR Group, Inc.*	432	61,374
		453,226
Consumer Finance - 0.9%
Bread Financial Holdings, Inc.	1,298	48,779
Encore Capital Group, Inc.*	608	28,491
Enova International, Inc.*	808	40,764
EZCORP, Inc., Class A*	1,357	11,412
Green Dot Corp., Class A*	1,199	17,793
Navient Corp.	2,554	45,078
PRA Group, Inc.*	1,014	19,753
PROG Holdings, Inc.*	1,211	41,537
World Acceptance Corp.*	86	11,594
		265,201
Consumer Staples Distribution & Retail - 0.6%
Andersons, Inc. (The)	815	41,858
Chefs' Warehouse, Inc. (The)*	911	26,000
PriceSmart, Inc.	650	51,662
SpartanNash Co.	909	19,780
United Natural Foods, Inc.*	1,539	30,980
		170,280
Containers & Packaging - 0.3%
Myers Industries, Inc.	951	17,888
O-I Glass, Inc.*	4,020	79,837
		97,725
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.*	1,129	49,507
Frontdoor, Inc.*	2,116	69,447
Mister Car Wash, Inc.*	2,076	15,030
Perdoceo Education Corp.	1,747	28,948
Strategic Education, Inc.	579	44,872
Stride, Inc.*	1,059	44,997
		252,801
Diversified REITs - 0.7%
Alexander & Baldwin, Inc., REIT	1,879	33,841
American Assets Trust, Inc., REIT	1,352	28,946
Armada Hoffler Properties, Inc., REIT	1,759	20,035
Essential Properties Realty Trust, Inc., REIT	3,853	92,549
Global Net Lease, Inc., REIT	2,688	30,509
		205,880
Diversified Telecommunication Services - 0.4%
ATN International, Inc.	277	9,936
Cogent Communications Holdings, Inc.	1,114	78,626
Consolidated Communications Holdings, Inc.*	1,933	7,635
Lumen Technologies, Inc.*	23,923	38,038
		134,235
Electric Utilities - 0.3%
Otter Tail Corp.	1,080	88,960

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Electrical Equipment - 0.4%
Encore Wire Corp.	465	76,637
Powell Industries, Inc.	236	19,817
SunPower Corp.*(b)	2,220	15,895
		112,349
Electronic Equipment, Instruments & Components - 3.8%
Advanced Energy Industries, Inc.	972	114,764
Arlo Technologies, Inc.*	2,378	23,233
Badger Meter, Inc.	759	126,055
Benchmark Electronics, Inc.	922	23,732
CTS Corp.	817	36,479
ePlus, Inc.*	697	46,267
Fabrinet*	940	151,124
Insight Enterprises, Inc.*	750	120,067
Itron, Inc.*	1,176	80,450
Knowles Corp.*	2,366	37,927
Methode Electronics, Inc.	932	30,057
OSI Systems, Inc.*	403	54,949
PC Connection, Inc.	293	15,564
Plexus Corp.*	716	72,710
Rogers Corp.*	482	69,654
Sanmina Corp.*	1,511	84,163
ScanSource, Inc.*	645	21,143
TTM Technologies, Inc.*	2,656	39,574
		1,147,912
Energy Equipment & Services - 1.8%
Archrock, Inc.	3,489	44,624
Bristow Group, Inc., Class A*	609	16,869
Core Laboratories, Inc.	1,208	29,040
Dril-Quip, Inc.*	884	24,381
Helix Energy Solutions Group, Inc.*	3,687	37,386
Helmerich & Payne, Inc.	2,656	106,214
Nabors Industries Ltd.*	235	26,012
Oceaneering International, Inc.*	2,609	59,459
Oil States International, Inc.*	1,664	13,046
Patterson-UTI Energy, Inc.	8,302	117,390
ProPetro Holding Corp.*	2,506	24,158
RPC, Inc.	2,149	17,171
US Silica Holdings, Inc.*	1,995	24,598
		540,348
Entertainment - 0.5%
Cinemark Holdings, Inc.*	2,801	45,600
Madison Square Garden Sports Corp.	460	81,880
Marcus Corp. (The)	637	9,676
		137,156
Financial Services - 1.6%
EVERTEC, Inc.	1,685	66,675
Jackson Financial, Inc., Class A	1,513	56,889
Mr Cooper Group, Inc.*	1,762	99,835
NMI Holdings, Inc., Class A*	2,156	61,705
Payoneer Global, Inc.*	5,309	32,862
Radian Group, Inc.	4,048	109,620
Walker & Dunlop, Inc.	803	68,528
		496,114
Food Products - 1.5%
B&G Foods, Inc.	1,869	23,905
Calavo Growers, Inc.	459	15,129
Cal-Maine Foods, Inc.	984	47,025
Fresh Del Monte Produce, Inc.	795	20,312
Hain Celestial Group, Inc. (The)*	2,315	24,516
Hostess Brands, Inc., Class A*	3,440	97,971
J & J Snack Foods Corp.	389	63,069
John B Sanfilippo & Son, Inc.	232	23,281
Simply Good Foods Co. (The)*	2,190	79,015
Tootsie Roll Industries, Inc.	466	14,982
TreeHouse Foods, Inc.*	1,312	61,034
		470,239
Gas Utilities - 0.3%
Chesapeake Utilities Corp.	461	50,756
Northwest Natural Holding Co.	931	36,570
		87,326
Ground Transportation - 0.6%
ArcBest Corp.	621	65,571
Heartland Express, Inc.	1,207	18,214
Marten Transport Ltd.	1,493	31,353
RXO, Inc.*	3,032	54,819
		169,957
Health Care Equipment & Supplies - 2.1%
AngioDynamics, Inc.*	1,016	8,158
Artivion, Inc.*	1,058	17,901
Avanos Medical, Inc.*	1,208	25,416
CONMED Corp.	791	88,165
Embecta Corp.	1,483	27,183
Glaukos Corp.*	1,248	93,775
Integer Holdings Corp.*	862	73,537
LeMaitre Vascular, Inc.	505	29,194
Merit Medical Systems, Inc.*	1,488	97,137
OraSure Technologies, Inc.*	1,897	12,255
Orthofix Medical, Inc.*	898	19,002
STAAR Surgical Co.*	1,247	54,070
Tandem Diabetes Care, Inc.*	1,673	45,773
UFP Technologies, Inc.*	179	31,452
Varex Imaging Corp.*	1,046	20,575
Zynex, Inc.*	550	4,235
		647,828
Health Care Providers & Services - 2.7%
AdaptHealth Corp., Class A*	1,980	23,621
Addus HomeCare Corp.*	419	36,746
Agiliti, Inc.*	871	8,405
AMN Healthcare Services, Inc.*	1,026	90,678
Apollo Medical Holdings, Inc.*	1,043	39,488
Community Health Systems, Inc.*	3,292	11,127
CorVel Corp.*	235	50,866
Cross Country Healthcare, Inc.*	883	22,746
Enhabit, Inc.*	1,297	16,615
Ensign Group, Inc. (The)	1,450	145,319
Fulgent Genetics, Inc.*	516	16,904
ModivCare, Inc.*	330	10,593
NeoGenomics, Inc.*	3,303	49,644
Owens & Minor, Inc.*	1,973	33,344
Pediatrix Medical Group, Inc.*	2,138	30,210
Privia Health Group, Inc.*	2,425	63,656
RadNet, Inc.*	1,481	49,480
Select Medical Holdings Corp.	2,699	78,838
US Physical Therapy, Inc.	382	38,517
		816,797
Health Care REITs - 0.4%
CareTrust REIT, Inc., REIT	2,575	51,886
Community Healthcare Trust, Inc., REIT	634	21,043
LTC Properties, Inc., REIT	1,072	35,226
Universal Health Realty Income Trust, REIT	329	15,341
		123,496

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Health Care Technology - 0.6%
Certara, Inc.*	2,731	44,133
Computer Programs and Systems, Inc.*	368	5,987
HealthStream, Inc.	628	13,207
NextGen Healthcare, Inc.*	1,384	25,203
Schrodinger, Inc.*	1,388	51,203
Simulations Plus, Inc.	409	18,197
Veradigm, Inc.*	2,829	37,852
		195,782
Hotel & Resort REITs - 0.8%
Chatham Lodging Trust, REIT	1,265	12,372
DiamondRock Hospitality Co., REIT	5,432	43,782
Pebblebrook Hotel Trust, REIT	3,188	46,130
Service Properties Trust, REIT	4,284	35,386
Summit Hotel Properties, Inc., REIT	2,782	16,163
Sunstone Hotel Investors, Inc., REIT	5,362	48,151
Xenia Hotels & Resorts, Inc., REIT	2,835	33,453
		235,437
Hotels, Restaurants & Leisure - 1.7%
BJ's Restaurants, Inc.*	610	17,940
Bloomin' Brands, Inc.	2,260	63,416
Brinker International, Inc.*	1,147	37,541
Cheesecake Factory, Inc. (The)	1,237	39,398
Chuy's Holdings, Inc.*	469	17,869
Cracker Barrel Old Country Store, Inc.	574	47,315
Dave & Buster's Entertainment, Inc.*	1,037	40,723
Dine Brands Global, Inc.	406	22,241
Golden Entertainment, Inc.	575	20,936
Jack in the Box, Inc.	533	42,837
Monarch Casino & Resort, Inc.	347	23,388
Sabre Corp.*(b)	8,597	42,985
Shake Shack, Inc., Class A*	969	67,830
Six Flags Entertainment Corp.*	1,919	44,060
		528,479
Household Durables - 2.6%
Cavco Industries, Inc.*	209	58,420
Century Communities, Inc.	738	54,796
Ethan Allen Interiors, Inc.	591	18,546
Green Brick Partners, Inc.*	695	34,375
Installed Building Products, Inc.	603	87,272
iRobot Corp.*	704	27,379
La-Z-Boy, Inc.	1,117	34,459
LGI Homes, Inc.*	536	65,982
M/I Homes, Inc.*	721	70,788
MDC Holdings, Inc.	1,514	71,839
Meritage Homes Corp.	952	132,366
Sonos, Inc.*	3,323	45,791
Tri Pointe Homes, Inc.*	2,592	80,611
		782,624
Household Products - 0.4%
Central Garden & Pet Co.*	250	11,035
Central Garden & Pet Co., Class A*	1,069	43,615
WD-40 Co.	351	75,420
		130,070
Industrial REITs - 0.5%
Innovative Industrial Properties, Inc., REIT	726	63,365
LXP Industrial Trust, REIT	7,575	74,387
		137,752
Insurance - 2.0%
Ambac Financial Group, Inc.*	1,173	15,108
American Equity Investment Life Holding Co.	1,634	87,713
AMERISAFE, Inc.	496	25,693
Assured Guaranty Ltd.	1,535	90,319
Employers Holdings, Inc.	696	27,304
Genworth Financial, Inc., Class A*	12,375	71,651
Goosehead Insurance, Inc., Class A*	605	42,265
HCI Group, Inc.	177	9,431
Horace Mann Educators Corp.	1,057	30,294
James River Group Holdings Ltd.	974	14,182
Mercury General Corp.	688	19,684
Palomar Holdings, Inc.*	644	32,850
ProAssurance Corp.	1,399	24,734
Safety Insurance Group, Inc.	385	26,515
SiriusPoint Ltd.*	2,220	24,553
Stewart Information Services Corp.	705	32,656
Trupanion, Inc.*(b)	918	27,292
United Fire Group, Inc.	562	11,111
Universal Insurance Holdings, Inc.	709	8,976
		622,331
Interactive Media & Services - 0.6%
Cargurus, Inc., Class A*	2,313	41,888
Cars.com, Inc.*	1,606	30,016
QuinStreet, Inc.*	1,317	13,038
Shutterstock, Inc.	626	26,361
Yelp, Inc.*	1,782	76,359
		187,662
IT Services - 0.2%
Perficient, Inc.*	902	57,539

Leisure Products - 0.2%
Sturm Ruger & Co., Inc.	458	23,624
Vista Outdoor, Inc.*	1,478	43,231
		66,855
Life Sciences Tools & Services - 0.4%
BioLife Solutions, Inc.*	900	11,889
Cytek Biosciences, Inc.*	2,072	15,747
Fortrea Holdings, Inc.*	2,241	61,740
Mesa Laboratories, Inc.	130	18,637
		108,013
Machinery - 4.4%
3D Systems Corp.*	3,396	21,429
Alamo Group, Inc.	267	45,830
Albany International Corp., Class A	807	74,825
Astec Industries, Inc.	588	32,234
Barnes Group, Inc.	1,310	51,483
CIRCOR International, Inc.*	528	29,404
Enerpac Tool Group Corp.	1,480	38,776
EnPro Industries, Inc.	540	73,651
ESCO Technologies, Inc.	667	71,376
Federal Signal Corp.	1,577	96,118
Franklin Electric Co., Inc.	1,004	97,097
Greenbrier Cos., Inc. (The)	827	35,197
Hillenbrand, Inc.	1,802	87,289
John Bean Technologies Corp.	824	90,566
Kennametal, Inc.	2,078	55,005
Lindsay Corp.	285	35,368
Mueller Industries, Inc.	1,475	113,811

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Proto Labs, Inc.*	678	20,001
SPX Technologies, Inc.*	1,178	93,086
Standex International Corp.	308	47,318
Tennant Co.	479	39,484
Titan International, Inc.*	1,324	16,669
Trinity Industries, Inc.	2,101	52,672
Wabash National Corp.	1,230	27,736
		1,346,425
Marine Transportation - 0.3%
Matson, Inc.	928	81,553

Media - 0.6%
AMC Networks, Inc., Class A*	738	8,590
DISH Network Corp., Class A*	6,550	39,300
EW Scripps Co. (The), Class A*	1,518	11,598
John Wiley & Sons, Inc., Class A	1,106	41,099
Scholastic Corp.	756	32,848
TechTarget, Inc.*	668	19,205
Thryv Holdings, Inc.*	802	16,353
		168,993
Metals & Mining - 1.6%
ATI, Inc.*	3,328	150,858
Carpenter Technology Corp.	1,257	78,726
Century Aluminum Co.*	1,339	9,962
Compass Minerals International, Inc.	884	26,653
Haynes International, Inc.	329	16,059
Kaiser Aluminum Corp.	413	31,355
Materion Corp.	533	57,985
Olympic Steel, Inc.	248	13,273
SunCoke Energy, Inc.	2,168	20,162
TimkenSteel Corp.*	1,011	22,151
Warrior Met Coal, Inc.	1,346	53,248
		480,432
Mortgage Real Estate Investment Trusts (REITs) - 1.2%
Apollo Commercial Real Estate Finance, Inc.	3,366	36,757
Arbor Realty Trust, Inc.(b)	4,682	74,725
ARMOUR Residential REIT, Inc.(b)	5,062	24,854
Ellington Financial, Inc.(b)	1,652	22,087
Franklin BSP Realty Trust, Inc.	2,130	30,118
Invesco Mortgage Capital, Inc.	1,078	12,127
KKR Real Estate Finance Trust, Inc.	1,502	18,790
New York Mortgage Trust, Inc.	2,361	22,477
PennyMac Mortgage Investment Trust	2,267	30,400
Ready Capital Corp.(b)	4,179	45,635
Redwood Trust, Inc.	2,952	23,646
Two Harbors Investment Corp.	2,503	34,466
		376,082
Multi-Utilities - 0.3%
Avista Corp.	1,961	65,282
Unitil Corp.	416	20,309
		85,591
Office REITs - 0.9%
Brandywine Realty Trust, REIT	4,451	22,255
Douglas Emmett, Inc., REIT	4,397	60,107
Easterly Government Properties, Inc., Class A, REIT	2,417	32,315
Hudson Pacific Properties, Inc., REIT	3,320	22,609
JBG SMITH Properties, REIT	2,511	39,373
Office Properties Income Trust, REIT	1,257	9,302
Orion Office REIT, Inc., REIT	1,468	8,559
SL Green Realty Corp., REIT(b)	1,667	65,446
		259,966
Oil, Gas & Consumable Fuels - 2.8%
California Resources Corp.	1,826	101,964
Callon Petroleum Co.*	1,330	52,176
Civitas Resources, Inc.	1,270	104,419
Comstock Resources, Inc.(b)	2,371	29,068
CONSOL Energy, Inc.	826	71,069
CVR Energy, Inc.	755	24,688
Dorian LPG Ltd.	825	21,285
Green Plains, Inc.*	1,541	47,833
Northern Oil and Gas, Inc.	2,097	87,717
Par Pacific Holdings, Inc.*	1,454	49,945
REX American Resources Corp.*	397	15,678
SM Energy Co.	3,121	132,050
Talos Energy, Inc.*	2,795	48,130
Vital Energy, Inc.*	482	29,060
World Kinect Corp.	1,608	35,215
		850,297
Paper & Forest Products - 0.2%
Clearwater Paper Corp.*	438	16,771
Mercer International, Inc.	1,049	9,535
Sylvamo Corp.	827	34,544
		60,850
Passenger Airlines - 0.4%
Allegiant Travel Co.	406	36,069
Hawaiian Holdings, Inc.*	1,335	11,454
SkyWest, Inc.*	1,150	51,865
Sun Country Airlines Holdings, Inc.*	947	14,101
		113,489
Personal Care Products - 1.2%
Edgewell Personal Care Co.	1,325	51,092
elf Beauty, Inc.*	1,311	181,849
Inter Parfums, Inc.	464	64,834
Medifast, Inc.	282	23,784
Nu Skin Enterprises, Inc., Class A	1,292	30,866
USANA Health Sciences, Inc.*	290	18,644
		371,069
Pharmaceuticals - 1.4%
Amphastar Pharmaceuticals, Inc.*	975	51,977
ANI Pharmaceuticals, Inc.*	361	23,245
Collegium Pharmaceutical, Inc.*	895	20,961
Corcept Therapeutics, Inc.*	2,341	76,621
Harmony Biosciences Holdings, Inc.*	776	28,130
Innoviva, Inc.*	1,526	19,457
Ligand Pharmaceuticals, Inc.*	424	27,886
Pacira BioSciences, Inc.*	1,191	42,042
Phibro Animal Health Corp., Class A	527	7,352
Prestige Consumer Healthcare, Inc.*	1,287	75,071
Supernus Pharmaceuticals, Inc.*	1,410	44,894
		417,636
Professional Services - 0.9%
CSG Systems International, Inc.	787	42,742
Forrester Research, Inc.*	294	9,005

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Heidrick & Struggles International, Inc.	519	13,748
Kelly Services, Inc., Class A	848	15,680
Korn Ferry	1,356	69,129
NV5 Global, Inc.*	325	33,079
Resources Connection, Inc.	827	12,827
TrueBlue, Inc.*	803	12,149
TTEC Holdings, Inc.	490	14,582
Verra Mobility Corp., Class A*	3,621	64,418
		287,359
Real Estate Management & Development - 0.7%
Anywhere Real Estate, Inc.*	2,858	18,748
Cushman & Wakefield plc*	4,233	38,901
eXp World Holdings, Inc.	1,907	36,653
Kennedy-Wilson Holdings, Inc.	3,068	48,996
Marcus & Millichap, Inc.	628	20,912
RE/MAX Holdings, Inc., Class A	469	7,598
St Joe Co. (The)	877	54,146
		225,954
Residential REITs - 0.4%
Centerspace, REIT	388	25,119
Elme Communities, REIT	2,271	34,928
NexPoint Residential Trust, Inc., REIT	596	22,380
Veris Residential, Inc., REIT*	2,065	38,430
		120,857
Retail REITs - 1.7%
Acadia Realty Trust, REIT	2,465	36,704
Getty Realty Corp., REIT	1,166	35,003
Macerich Co. (The), REIT	5,569	65,101
Phillips Edison & Co., Inc., REIT	3,037	102,833
Retail Opportunity Investments Corp., REIT	3,263	43,920
RPT Realty, REIT	2,244	25,447
Saul Centers, Inc., REIT	334	12,545
SITE Centers Corp., REIT	4,714	62,932
Tanger Factory Outlet Centers, Inc., REIT	2,723	63,310
Urban Edge Properties, REIT	3,044	49,800
Whitestone REIT, REIT	1,203	12,030
		509,625
Semiconductors & Semiconductor Equipment - 3.9%
Alpha & Omega Semiconductor Ltd.*	576	18,173
Axcelis Technologies, Inc.*	847	162,751
CEVA, Inc.*	606	14,071
Cohu, Inc.*	1,231	46,027
Diodes, Inc.*	1,184	96,910
FormFactor, Inc.*	1,997	70,534
Ichor Holdings Ltd.*	753	27,582
Kulicke & Soffa Industries, Inc.	1,465	75,785
MaxLinear, Inc., Class A*	1,905	44,768
Onto Innovation, Inc.*	1,267	176,088
PDF Solutions, Inc.*	774	28,127
Photronics, Inc.*	1,617	38,420
Rambus, Inc.*	2,818	159,133
Semtech Corp.*	1,656	43,304
SiTime Corp.*	426	56,526
SMART Global Holdings, Inc.*	1,270	32,804
Ultra Clean Holdings, Inc.*	1,157	40,680
Veeco Instruments, Inc.*	1,339	39,085
		1,170,768
Software - 2.4%
8x8, Inc.*	2,927	9,513
A10 Networks, Inc.	1,666	24,807
Adeia, Inc.	2,759	27,755
Agilysys, Inc.*	516	36,401
Alarm.com Holdings, Inc.*	1,290	75,555
Cerence, Inc.*	1,043	27,222
Consensus Cloud Solutions, Inc.*	453	14,464
Digital Turbine, Inc.*	2,337	20,823
DoubleVerify Holdings, Inc.*	2,622	88,650
Ebix, Inc.(b)	608	10,154
InterDigital, Inc.	692	60,003
LiveRamp Holdings, Inc.*	1,676	54,202
N-able, Inc.*	1,744	23,317
OneSpan, Inc.*	920	11,270
Progress Software Corp.	1,121	68,202
SPS Commerce, Inc.*	946	176,079
Xperi, Inc.*	1,101	12,992
		741,409
Specialized REITs - 0.5%
Four Corners Property Trust, Inc., REIT	2,253	56,685
Outfront Media, Inc., REIT	3,802	43,153
Safehold, Inc., REIT	1,042	22,174
Uniti Group, Inc., REIT	6,177	33,170
		155,182
Specialty Retail - 4.2%
Aaron's Co., Inc. (The)	800	9,656
Abercrombie & Fitch Co., Class A*	1,296	69,660
Academy Sports & Outdoors, Inc.	1,996	108,922
Advance Auto Parts, Inc.	1,532	105,432
American Eagle Outfitters, Inc.	4,752	80,594
America's Car-Mart, Inc.*	150	16,696
Asbury Automotive Group, Inc.*	557	128,110
Boot Barn Holdings, Inc.*	771	70,739
Buckle, Inc. (The)	770	28,136
Caleres, Inc.	940	26,950
Chico's FAS, Inc.*	3,196	16,395
Designer Brands, Inc., Class A	1,343	14,115
Group 1 Automotive, Inc.	366	96,778
Guess?, Inc.(b)	775	18,647
Haverty Furniture Cos., Inc.	345	10,798
Hibbett, Inc.	330	15,282
Leslie's, Inc.*	3,853	24,120
MarineMax, Inc.*	566	18,831
Monro, Inc.	813	26,618
National Vision Holdings, Inc.*	2,022	37,023
ODP Corp. (The)*	880	43,402
Sally Beauty Holdings, Inc.*	2,784	28,285
Shoe Carnival, Inc.	439	10,154
Signet Jewelers Ltd.	1,168	87,600
Sleep Number Corp.*	574	14,683
Sonic Automotive, Inc., Class A	412	21,968
Upbound Group, Inc.	1,303	39,898
Urban Outfitters, Inc.*	1,558	51,741
Victoria's Secret & Co.*	2,028	38,897
		1,260,130
Technology Hardware, Storage & Peripherals - 0.1%
Avid Technology, Inc.*	864	23,034
Corsair Gaming, Inc.*	1,057	16,616
		39,650
Textiles, Apparel & Luxury Goods - 0.8%
G-III Apparel Group Ltd.*	1,062	21,081

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Hanesbrands, Inc.	9,049	47,507
Kontoor Brands, Inc.	1,292	59,161
Movado Group, Inc.	405	11,077
Oxford Industries, Inc.	384	38,780
Steven Madden Ltd.	1,850	63,825
Wolverine World Wide, Inc.	2,057	16,620
		258,051
Tobacco - 0.2%
Universal Corp.	636	30,286
Vector Group Ltd.	3,433	36,768
		67,054
Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	1,001	154,524
Boise Cascade Co.	1,025	112,104
DXP Enterprises, Inc.*	378	13,445
GMS, Inc.*	1,069	74,125
NOW, Inc.*	2,769	30,930
Veritiv Corp.	351	59,084
		444,212
Water Utilities - 0.8%
American States Water Co.	957	80,589
California Water Service Group	1,450	72,863
Middlesex Water Co.	458	34,469
SJW Group	716	47,084
		235,005
Wireless Telecommunication Services - 0.3%
Gogo, Inc.*	1,698	19,272
Shenandoah Telecommunications Co.	1,301	29,585
Telephone and Data Systems, Inc.	2,558	54,971
		103,828
TOTAL COMMON STOCKS (Cost $26,871,488)		25,928,848

SECURITIES LENDING REINVESTMENTS(c) - 1.2%

INVESTMENT COMPANIES - 1.2%
Invesco Government & Agency Portfolio , Institutional Class 5.25% (Cost $364,630)	364,630	364,630

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 10.9%

REPURCHASE AGREEMENTS(d) - 10.9%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $3,320,230
(Cost $3,319,743)	3,319,743	3,319,743

Total Investments - 97.6% (Cost $30,555,861)		29,613,221
Other assets less liabilities - 2.4%		742,227
Net Assets - 100.0%		30,355,448

*	Non-income producing security.
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $409,653, collateralized in the form of cash with a value of $364,630 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $56,829 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2024 – February 15, 2051. The total value of collateral is $421,459.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $364,630.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra SmallCap600

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreements

Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
7,419,004	2/11/2025	Bank of America NA	5.88%	S&P SmallCap 600®	315,696
5,979,862	3/6/2024	Citibank NA	5.68%	S&P SmallCap 600®	(127,525)
5,810,551	3/6/2024	Morgan Stanley & Co. International plc	5.93%	S&P SmallCap 600®	25,324
6,790,836	4/8/2024	Societe Generale	5.98%	S&P SmallCap 600®	(64,702)
8,784,532	11/7/2024	UBS AG	5.63%	S&P SmallCap 600®	(382,186)
34,784,785					(233,393)
				Total Unrealized Appreciation	341,020
				Total Unrealized Depreciation	(574,413)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

Ultra Technology

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 72.6%

Communications Equipment - 3.0%
Arista Networks, Inc.*	12,872	2,513,000
Cisco Systems, Inc.	211,125	12,108,019
F5, Inc.*	3,117	510,128
Juniper Networks, Inc.	16,577	482,722
Motorola Solutions, Inc.	8,645	2,451,463
		18,065,332
Electronic Equipment, Instruments & Components - 1.9%
Amphenol Corp., Class A	30,687	2,712,117
CDW Corp.	6,948	1,467,070
Corning, Inc.	39,439	1,294,388
Keysight Technologies, Inc.*	9,182	1,223,961
TE Connectivity Ltd.	16,243	2,150,411
Teledyne Technologies, Inc.*	2,425	1,014,377
Trimble, Inc.*	12,770	699,668
Zebra Technologies Corp., Class A*	2,651	729,052
		11,291,044
IT Services - 4.0%
Accenture plc, Class A	32,553	10,539,685
Akamai Technologies, Inc.*	7,845	824,431
Cognizant Technology Solutions Corp., Class A	26,159	1,873,246
DXC Technology Co.*	11,736	243,405
EPAM Systems, Inc.*	2,985	773,085
Gartner, Inc.*	4,074	1,424,596
International Business Machines Corp.	46,806	6,872,525
VeriSign, Inc.*	4,668	969,964
		23,520,937
Semiconductors & Semiconductor Equipment - 18.7%
Advanced Micro Devices, Inc.*	83,008	8,775,644
Analog Devices, Inc.	26,075	4,739,913
Applied Materials, Inc.	43,563	6,654,684
Broadcom, Inc.	21,491	19,833,829
Enphase Energy, Inc.*	7,064	893,808
First Solar, Inc.*	5,121	968,484
Intel Corp.	215,000	7,555,100
KLA Corp.	7,072	3,549,225
Lam Research Corp.	6,925	4,864,120
Microchip Technology, Inc.	28,237	2,310,916
Micron Technology, Inc.	56,412	3,945,455
Monolithic Power Systems, Inc.	2,322	1,210,250
NVIDIA Corp.	47,193	23,292,105
NXP Semiconductors NV	13,389	2,754,385
ON Semiconductor Corp.*	22,261	2,191,818
Qorvo, Inc.*	5,149	552,951
QUALCOMM, Inc.	57,423	6,576,656
Skyworks Solutions, Inc.	8,204	892,103
SolarEdge Technologies, Inc.*	2,904	472,103
Teradyne, Inc.	7,992	862,097
Texas Instruments, Inc.	46,786	7,862,855
		110,758,501
Software - 27.8%
Adobe, Inc.*	23,644	13,225,035
ANSYS, Inc.*	4,467	1,424,392
Autodesk, Inc.*	11,039	2,449,996
Cadence Design Systems, Inc.*	14,056	3,379,625
Fair Isaac Corp.*	1,288	1,165,112
Fortinet, Inc.*	33,593	2,022,635
Gen Digital, Inc.	29,321	593,750
Intuit, Inc.	14,461	7,835,114
Microsoft Corp.	286,165	93,793,440
Oracle Corp.	79,324	9,549,816
Palo Alto Networks, Inc.*	15,598	3,794,993
PTC, Inc.*	5,491	808,111
Roper Technologies, Inc.	5,494	2,741,836
Salesforce, Inc.*	50,465	11,175,979
ServiceNow, Inc.*	10,502	6,183,893
Synopsys, Inc.*	7,851	3,602,745
Tyler Technologies, Inc.*	2,161	861,007
		164,607,479
Technology Hardware, Storage & Peripherals - 17.2%
Apple, Inc.	516,777	97,086,895
Hewlett Packard Enterprise Co.	66,797	1,134,881
HP, Inc.	44,686	1,327,621
NetApp, Inc.	11,026	845,694
Seagate Technology Holdings plc	9,927	702,733
Western Digital Corp.*	16,492	742,140
		101,839,964
TOTAL COMMON STOCKS (Cost $380,111,509)		430,083,257

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 3.0%

REPURCHASE AGREEMENTS(a) - 3.0%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $17,752,448
(Cost $17,749,846)	17,749,846	17,749,846

Total Investments - 75.6% (Cost $397,861,355)		447,833,103
Other assets less liabilities - 24.4%		144,423,348
Net Assets - 100.0%		592,256,451

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Technology

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreements

Ultra Technology had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
201,793,958	3/6/2025	Bank of America NA	5.93%	S&P Technology Select Sector Index[c]	49,449,031
34,361,211	3/6/2025	BNP Paribas SA	5.93%	S&P Technology Select Sector Index[c]	4,016,744
35,053,593	4/7/2025	Citibank NA	5.78%	S&P Technology Select Sector Index[c]	3,625,720
24,950,471	3/6/2025	Goldman Sachs International	5.93%	S&P Technology Select Sector Index[c]	3,281,483
226,931,655	3/6/2025	J.P. Morgan Securities	5.73%	S&P Technology Select Sector Index[c]	521,519
98,314,677	3/6/2025	Societe Generale	6.08%	S&P Technology Select Sector Index[c]	19,214,564
133,797,476	5/6/2025	UBS AG	5.78%	S&P Technology Select Sector Index[c]	5,034,937
755,203,041					85,143,998
				Total Unrealized Appreciation	85,143,998

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 74.2%

Electric Utilities - 48.6%
Alliant Energy Corp.	1,683	84,436
American Electric Power Co., Inc.	3,447	270,245
Constellation Energy Corp.	2,172	226,236
Duke Energy Corp.	5,160	458,208
Edison International	2,564	176,531
Entergy Corp.	1,416	134,874
Evergy, Inc.	1,538	84,544
Eversource Energy	2,336	149,084
Exelon Corp.	6,659	267,159
FirstEnergy Corp.	3,644	131,439
NextEra Energy, Inc.	13,548	905,006
NRG Energy, Inc.	1,542	57,902
PG&E Corp.*	10,824	176,431
Pinnacle West Capital Corp.	758	58,571
PPL Corp.	4,935	122,980
Southern Co. (The)	7,301	494,497
Xcel Energy, Inc.	3,685	210,524
		4,008,667
Gas Utilities - 1.3%
Atmos Energy Corp.	967	112,124

Independent Power and Renewable Electricity Producers - 1.0%
AES Corp. (The)	4,482	80,362

Multi-Utilities - 21.1%
Ameren Corp.	1,758	139,357
CenterPoint Energy, Inc.	4,225	117,835
CMS Energy Corp.	1,953	109,739
Consolidated Edison, Inc.	2,320	206,387
Dominion Energy, Inc.	5,597	271,678
DTE Energy Co.	1,380	142,665
NiSource, Inc.	2,766	74,018
Public Service Enterprise Group, Inc.	3,341	204,068
Sempra	4,214	295,907
WEC Energy Group, Inc.	2,112	177,662
		1,739,316
Water Utilities - 2.2%
American Water Works Co., Inc.	1,303	180,778

TOTAL COMMON STOCKS (Cost $6,546,045)		6,121,247

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 12.4%

REPURCHASE AGREEMENTS(a) - 12.4%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $1,025,742
(Cost $1,025,594)	1,025,594	1,025,594

Total Investments - 86.6% (Cost $7,571,639)		7,146,841
Other assets less liabilities - 13.4%		1,107,452
Net Assets - 100.0%		8,254,293

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Ultra Utilities

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreements

Ultra Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
5,280,939	3/6/2025	Bank of America NA	5.53%	S&P Utilities Select Sector Index[c]	(671,181)
1,132,083	3/6/2025	Goldman Sachs International	5.93%	S&P Utilities Select Sector Index[c]	(119,616)
2,042,436	3/6/2025	Societe Generale	6.08%	S&P Utilities Select Sector Index[c]	(157,899)
1,983,520	3/6/2025	UBS AG	5.68%	S&P Utilities Select Sector Index[c]	(450,133)
10,438,978					(1,398,829)
				Total Unrealized Depreciation	(1,398,829)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

UltraPro Dow30SM

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 77.9%

Aerospace & Defense - 3.3%
Boeing Co. (The)*	88,512	19,829,343

Banks - 2.2%
JPMorgan Chase & Co.	88,514	12,952,254

Beverages - 0.9%
Coca-Cola Co. (The)	88,515	5,295,852

Biotechnology - 3.8%
Amgen, Inc.	88,521	22,691,473

Capital Markets - 4.8%
Goldman Sachs Group, Inc. (The)	88,501	29,002,663

Chemicals - 0.8%
Dow, Inc.	88,519	4,829,597

Communications Equipment - 0.8%
Cisco Systems, Inc.	88,511	5,076,106

Consumer Finance - 2.3%
American Express Co.	88,523	13,985,749

Consumer Staples Distribution & Retail - 2.8%
Walgreens Boots Alliance, Inc.	88,506	2,240,087
Walmart, Inc.	88,530	14,395,863
		16,635,950
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	88,508	3,096,010

Entertainment - 1.2%
Walt Disney Co. (The)*	88,509	7,406,433

Financial Services - 3.6%
Visa, Inc., Class A	88,522	21,748,085

Health Care Providers & Services - 7.0%
UnitedHealth Group, Inc.	88,521	42,187,338

Hotels, Restaurants & Leisure - 4.2%
McDonald's Corp.	88,521	24,887,679

Household Products - 2.3%
Procter & Gamble Co. (The)	88,529	13,663,566

Industrial Conglomerates - 4.4%
3M Co.	88,511	9,441,468
Honeywell International, Inc.	88,653	16,661,445
		26,102,913
Insurance - 2.4%
Travelers Cos., Inc. (The)	88,525	14,272,886

IT Services - 2.2%
International Business Machines Corp.	88,521	12,997,538

Machinery - 4.2%
Caterpillar, Inc.	88,525	24,887,033

Oil, Gas & Consumable Fuels - 2.4%
Chevron Corp.	88,530	14,262,183

Pharmaceuticals - 4.0%
Johnson & Johnson	88,585	14,322,423
Merck & Co., Inc.	88,517	9,646,583
		23,969,006
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	88,507	3,110,136

Software - 8.1%
Microsoft Corp.	88,521	29,013,643
Salesforce, Inc.*	88,516	19,602,753
		48,616,396
Specialty Retail - 4.9%
Home Depot, Inc. (The)	88,568	29,254,010

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	88,527	16,631,568

Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc., Class B	88,517	9,003,064

TOTAL COMMON STOCKS (Cost $512,257,304)		466,394,831

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.6%

REPURCHASE AGREEMENTS(a) - 0.6%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $3,864,572
(Cost $3,864,006)	3,864,006	3,864,006

Total Investments - 78.5% (Cost $516,121,310)		470,258,837
Other assets less liabilities - 21.5%		129,137,332
Net Assets - 100.0%		599,396,169

*	Non-income producing security.
(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Dow30SM

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	43	9/15/2023	U.S. Dollar	$7,480,065	$148,519

Swap Agreements

UltraPro Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
262,219,864	2/11/2025	Bank of America NA	5.98%	Dow Jones Industrial AverageSM	7,524,757
169,547,087	11/6/2023	Barclays Capital	5.93%	Dow Jones Industrial AverageSM	7,594
170,519,300	2/11/2025	BNP Paribas SA	5.93%	Dow Jones Industrial AverageSM	8,990,988
119,894,755	4/8/2024	Citibank NA	5.99%	Dow Jones Industrial AverageSM	(1,369,710)
166,699,890	11/6/2023	Morgan Stanley & Co. International plc	5.88%	Dow Jones Industrial AverageSM	(10,458,290)
145,832,022	3/6/2025	Societe Generale	5.93%	Dow Jones Industrial AverageSM	5,050,485
289,268,232	11/7/2024	UBS AG	5.48%	Dow Jones Industrial AverageSM	8,019,513
1,323,981,150					17,765,337
				Total Unrealized Appreciation	29,593,337
				Total Unrealized Depreciation	(11,828,000)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 73.4%

Aerospace & Defense - 0.9%
BWX Technologies, Inc.	852	62,844
Curtiss-Wright Corp.	357	74,252
Hexcel Corp.	786	57,614
Woodward, Inc.	558	72,188
		266,898
Air Freight & Logistics - 0.2%
GXO Logistics, Inc.*	1,108	70,879

Automobile Components - 1.3%
Adient plc*	882	34,548
Autoliv, Inc.	720	70,272
Fox Factory Holding Corp.*	393	43,548
Gentex Corp.	2,176	71,068
Goodyear Tire & Rubber Co. (The)*	2,638	34,057
Lear Corp.	549	79,106
Visteon Corp.*	264	36,767
		369,366
Automobiles - 0.3%
Harley-Davidson, Inc.	1,220	41,175
Thor Industries, Inc.	497	52,096
		93,271
Banks - 4.0%
Associated Banc-Corp.	1,404	24,331
Bank OZK	1,005	40,371
Cadence Bank	1,705	39,010
Cathay General Bancorp	675	24,050
Columbia Banking System, Inc.	1,940	39,731
Commerce Bancshares, Inc.	1,055	51,790
Cullen/Frost Bankers, Inc.	603	57,002
East West Bancorp, Inc.	1,319	72,993
First Financial Bankshares, Inc.(a)	1,210	34,751
First Horizon Corp.	5,013	62,913
FNB Corp.	3,362	39,100
Glacier Bancorp, Inc.	1,036	31,298
Hancock Whitney Corp.	803	33,124
Home BancShares, Inc.	1,757	38,970
International Bancshares Corp.	494	22,121
New York Community Bancorp, Inc.	6,728	82,620
Old National Bancorp	2,724	41,568
Pinnacle Financial Partners, Inc.	718	47,790
Prosperity Bancshares, Inc.	877	49,822
SouthState Corp.	710	51,333
Synovus Financial Corp.	1,363	42,199
Texas Capital Bancshares, Inc.*	446	27,848
UMB Financial Corp.	405	25,600
United Bankshares, Inc.	1,256	37,781
Valley National Bancorp	3,925	36,032
Webster Financial Corp.	1,628	69,044
Wintrust Financial Corp.	570	44,238
		1,167,430
Beverages - 0.5%
Boston Beer Co., Inc. (The), Class A*	86	31,427
Celsius Holdings, Inc.*	381	74,691
Coca-Cola Consolidated, Inc.	46	32,150
		138,268
Biotechnology - 1.2%
Arrowhead Pharmaceuticals, Inc.*	996	27,529
Exelixis, Inc.*	3,032	67,886
Halozyme Therapeutics, Inc.*	1,228	52,264
Neurocrine Biosciences, Inc.*	910	99,090
United Therapeutics Corp.*	438	98,270
		345,039
Broadline Retail - 0.4%
Kohl's Corp.	1,035	27,573
Macy's, Inc.	2,536	31,015
Nordstrom, Inc.	1,050	17,031
Ollie's Bargain Outlet Holdings, Inc.*	537	41,392
		117,011
Building Products - 3.0%
Advanced Drainage Systems, Inc.	583	74,717
Builders FirstSource, Inc.*	1,193	173,033
Carlisle Cos., Inc.	475	124,934
Fortune Brands Innovations, Inc.	1,179	81,375
Lennox International, Inc.	300	113,043
Owens Corning	839	120,740
Simpson Manufacturing Co., Inc.	397	63,425
Trex Co., Inc.*	1,015	72,441
UFP Industries, Inc.	579	60,419
		884,127
Capital Markets - 1.4%
Affiliated Managers Group, Inc.	337	45,161
Evercore, Inc., Class A	330	46,216
Federated Hermes, Inc., Class B	793	27,565
Interactive Brokers Group, Inc., Class A	958	87,255
Janus Henderson Group plc	1,235	33,925
Jefferies Financial Group, Inc.	1,739	62,065
SEI Investments Co.	943	58,523
Stifel Financial Corp.	989	64,305
		425,015
Chemicals - 1.8%
Ashland, Inc.	452	39,157
Avient Corp.	799	32,048
Axalta Coating Systems Ltd.*	2,063	58,383
Cabot Corp.	524	37,969
Chemours Co. (The)	1,389	47,254
NewMarket Corp.	59	27,709
Olin Corp.	1,122	65,098
RPM International, Inc.	1,202	119,887
Scotts Miracle-Gro Co. (The)	383	21,701
Sensient Technologies Corp.	392	24,151
Westlake Corp.	321	42,045
		515,402
Commercial Services & Supplies - 1.0%
Brink's Co. (The)	434	32,902
Clean Harbors, Inc.*	469	79,420
MSA Safety, Inc.	346	63,207
Stericycle, Inc.*	860	38,021
Tetra Tech, Inc.	498	78,360
		291,910
Communications Equipment - 0.4%
Calix, Inc.*	537	24,976
Ciena Corp.*	1,389	69,422
Lumentum Holdings, Inc.*(a)	641	34,697
		129,095
Construction & Engineering - 1.4%
AECOM	1,295	113,636

UltraPro MidCap400
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

EMCOR Group, Inc.	444	99,567
Fluor Corp.*	1,335	46,712
MasTec, Inc.*	555	55,217
MDU Resources Group, Inc.	1,899	38,664
Valmont Industries, Inc.	196	49,686
		403,482
Construction Materials - 0.3%
Eagle Materials, Inc.	337	63,801
Knife River Corp.*	475	24,443
		88,244
Consumer Finance - 0.2%
FirstCash Holdings, Inc.	345	30,815
SLM Corp.	2,261	32,197
		63,012
Consumer Staples Distribution & Retail - 1.4%
BJ's Wholesale Club Holdings, Inc.*	1,254	84,507
Casey's General Stores, Inc.	349	85,299
Grocery Outlet Holding Corp.*	833	25,698
Performance Food Group Co.*	1,455	90,399
Sprouts Farmers Market, Inc.*	958	39,077
US Foods Holding Corp.*	2,113	85,429
		410,409
Containers & Packaging - 1.5%
AptarGroup, Inc.	609	80,729
Berry Global Group, Inc.	1,111	72,593
Crown Holdings, Inc.	1,121	103,872
Graphic Packaging Holding Co.	2,861	63,629
Greif, Inc., Class A	244	17,712
Silgan Holdings, Inc.	781	35,246
Sonoco Products Co.	914	52,509
		426,290
Diversified Consumer Services - 0.7%
Graham Holdings Co., Class B	38	22,280
Grand Canyon Education, Inc.*	285	33,416
H&R Block, Inc.	1,419	56,732
Service Corp. International	1,408	88,859
		201,287
Diversified Telecommunication Services - 0.3%
Frontier Communications Parent, Inc.*	2,079	33,306
Iridium Communications, Inc.	1,172	57,369
		90,675
Electric Utilities - 0.8%
ALLETE, Inc.	534	29,317
Hawaiian Electric Industries, Inc.	1,022	14,328
IDACORP, Inc.	472	45,237
OGE Energy Corp.	1,866	63,537
PNM Resources, Inc.	800	35,448
Portland General Electric Co.	902	39,562
		227,429
Electrical Equipment - 1.6%
Acuity Brands, Inc.	295	47,578
EnerSys	382	40,102
Hubbell, Inc., Class B	497	162,047
nVent Electric plc	1,542	87,185
Regal Rexnord Corp.	618	100,233
Sunrun, Inc.*	2,010	31,416
Vicor Corp.*	209	14,164
		482,725
Electronic Equipment, Instruments & Components - 2.7%
Arrow Electronics, Inc.*	527	70,318
Avnet, Inc.	851	43,188
Belden, Inc.	395	37,090
Cognex Corp.	1,607	75,658
Coherent Corp.*	1,299	48,881
Crane NXT Co.	449	26,653
IPG Photonics Corp.*	290	31,424
Jabil, Inc.	1,236	141,423
Littelfuse, Inc.	232	61,963
National Instruments Corp.	1,226	73,070
Novanta, Inc.*	334	55,771
TD SYNNEX Corp.	385	39,174
Vishay Intertechnology, Inc.	1,188	32,599
Vontier Corp.	1,449	45,513
		782,725
Energy Equipment & Services - 0.6%
ChampionX Corp.	1,844	66,550
NOV, Inc.	3,670	77,547
Valaris Ltd.*	559	42,104
		186,201
Entertainment - 0.1%
World Wrestling Entertainment, Inc., Class A	403	38,910

Financial Services - 1.1%
Essent Group Ltd.	999	50,170
Euronet Worldwide, Inc.*	441	38,526
MGIC Investment Corp.	2,672	46,974
Voya Financial, Inc.	917	63,896
Western Union Co. (The)	3,487	43,064
WEX, Inc.*	398	78,080
		320,710
Food Products - 1.0%
Darling Ingredients, Inc.*	1,489	91,960
Flowers Foods, Inc.	1,798	42,361
Ingredion, Inc.	615	63,290
Lancaster Colony Corp.	183	30,230
Pilgrim's Pride Corp.*	419	10,542
Post Holdings, Inc.*	497	44,586
		282,969
Gas Utilities - 0.8%
National Fuel Gas Co.	855	45,947
New Jersey Resources Corp.	905	38,164
ONE Gas, Inc.	515	37,322
Southwest Gas Holdings, Inc.	611	37,839
Spire, Inc.	492	28,738
UGI Corp.	1,949	49,076
		237,086
Ground Transportation - 1.6%
Avis Budget Group, Inc.*	223	47,586
Hertz Global Holdings, Inc.*	1,469	24,900
Knight-Swift Transportation Holdings, Inc.	1,498	82,120
Landstar System, Inc.	336	63,776
Ryder System, Inc.	435	43,804
Saia, Inc.*	248	105,698
Werner Enterprises, Inc.	548	22,802
XPO, Inc.*	1,079	80,526
		471,212
Health Care Equipment & Supplies - 2.3%
Enovis Corp.*	447	25,051
Envista Holdings Corp.*	1,526	48,862
Globus Medical, Inc., Class A*	1,111	60,105
Haemonetics Corp.*	470	42,173
ICU Medical, Inc.*	187	27,121

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Inari Medical, Inc.*	480	31,978
Integra LifeSciences Holdings Corp.*	663	28,204
Lantheus Holdings, Inc.*	638	43,665
LivaNova plc*	499	27,719
Masimo Corp.*	452	51,654
Neogen Corp.*	2,017	46,633
Omnicell, Inc.*	421	23,938
Penumbra, Inc.*	356	94,162
QuidelOrtho Corp.*	502	41,345
Shockwave Medical, Inc.*	343	75,594
		668,204
Health Care Providers & Services - 1.7%
Acadia Healthcare Co., Inc.*	857	66,075
Amedisys, Inc.*	303	28,406
Chemed Corp.	141	72,113
Encompass Health Corp.	937	66,565
HealthEquity, Inc.*	797	53,837
Option Care Health, Inc.*	1,541	53,673
Patterson Cos., Inc.	814	24,453
Progyny, Inc.*	716	26,735
R1 RCM, Inc.*	1,283	22,119
Tenet Healthcare Corp.*	948	73,527
		487,503
Health Care REITs - 0.8%
Healthcare Realty Trust, Inc., Class A, REIT	3,548	62,161
Medical Properties Trust, Inc., REIT	5,573	40,237
Omega Healthcare Investors, Inc., REIT	2,182	69,431
Physicians Realty Trust, REIT	2,222	30,908
Sabra Health Care REIT, Inc., REIT	2,152	26,965
		229,702
Health Care Technology - 0.1%
Doximity, Inc., Class A*	1,105	26,343

Hotel & Resort REITs - 0.1%
Park Hotels & Resorts, Inc., REIT	2,010	25,788

Hotels, Restaurants & Leisure - 2.4%
Aramark	2,429	90,310
Boyd Gaming Corp.	718	48,013
Choice Hotels International, Inc.	248	31,471
Churchill Downs, Inc.	614	76,922
Hilton Grand Vacations, Inc.*	719	31,435
Light & Wonder, Inc.*	848	65,016
Marriott Vacations Worldwide Corp.	345	37,498
Papa John's International, Inc.	275	20,817
Penn Entertainment, Inc.*	1,437	34,042
Planet Fitness, Inc., Class A*	791	48,093
Texas Roadhouse, Inc.	624	64,958
Travel + Leisure Co.	713	28,663
Wendy's Co. (The)	1,572	31,110
Wingstop, Inc.	276	44,337
Wyndham Hotels & Resorts, Inc.	800	60,312
		712,997
Household Durables - 1.3%
Helen of Troy Ltd.*	225	27,657
KB Home	747	37,948
Leggett & Platt, Inc.	1,241	34,996
Taylor Morrison Home Corp., Class A*	1,017	48,206
Tempur Sealy International, Inc.	1,602	74,845
Toll Brothers, Inc.	958	78,489
TopBuild Corp.*	295	85,574
		387,715
Household Products - 0.1%
Energizer Holdings, Inc.	618	21,228

Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	492	37,362

Industrial REITs - 1.0%
EastGroup Properties, Inc., REIT	413	74,187
First Industrial Realty Trust, Inc., REIT	1,233	64,042
Rexford Industrial Realty, Inc., REIT	1,872	100,132
STAG Industrial, Inc., REIT	1,671	61,042
		299,403
Insurance - 3.1%
American Financial Group, Inc.	650	75,348
Brighthouse Financial, Inc.*	622	30,888
CNO Financial Group, Inc.	1,065	24,921
Erie Indemnity Co., Class A	233	64,944
First American Financial Corp.	959	59,151
Hanover Insurance Group, Inc. (The)	334	35,644
Kemper Corp.	599	28,135
Kinsale Capital Group, Inc.	203	80,922
Old Republic International Corp.	2,536	69,360
Primerica, Inc.	338	67,924
Reinsurance Group of America, Inc.	619	85,806
RenaissanceRe Holdings Ltd.	468	87,933
RLI Corp.	378	49,715
Selective Insurance Group, Inc.	563	55,855
Unum Group	1,726	84,902
		901,448
Interactive Media & Services - 0.3%
TripAdvisor, Inc.*	987	14,913
Ziff Davis, Inc.*	441	29,393
ZoomInfo Technologies, Inc., Class A*	2,512	45,266
		89,572
IT Services - 0.1%
Kyndryl Holdings, Inc.*	1,908	32,207

Leisure Products - 0.8%
Brunswick Corp.	658	52,061
Mattel, Inc.*	3,299	73,106
Polaris, Inc.	496	55,597
Topgolf Callaway Brands Corp.*	1,296	22,602
YETI Holdings, Inc.*	809	40,409
		243,775
Life Sciences Tools & Services - 1.0%
Azenta, Inc.*	605	34,140
Bruker Corp.	933	61,205
Medpace Holdings, Inc.*	231	62,432
Repligen Corp.*	483	83,999
Sotera Health Co.*	923	14,897
Syneos Health, Inc.*	963	41,149
		297,822

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Machinery - 3.5%
AGCO Corp.	579	74,998
Chart Industries, Inc.*	390	70,426
Crane Co.	449	40,913
Donaldson Co., Inc.	1,132	72,301
Esab Corp.	483	34,858
Flowserve Corp.	1,223	48,394
Graco, Inc.	1,570	123,936
ITT, Inc.	767	78,449
Lincoln Electric Holdings, Inc.	537	103,351
Middleby Corp. (The)*	497	72,358
Oshkosh Corp.	607	63,025
Terex Corp.	633	38,366
Timken Co. (The)	614	46,922
Toro Co. (The)	970	99,250
Watts Water Technologies, Inc., Class A	256	48,325
		1,015,872
Marine Transportation - 0.2%
Kirby Corp.*	558	46,219

Media - 0.6%
Cable One, Inc.	47	30,577
New York Times Co. (The), Class A	1,527	67,600
Nexstar Media Group, Inc., Class A	335	54,538
TEGNA, Inc.	2,096	34,647
		187,362
Metals & Mining - 1.7%
Alcoa Corp.	1,662	49,993
Cleveland-Cliffs, Inc.*	4,796	73,331
Commercial Metals Co.	1,090	61,356
MP Materials Corp.*	859	17,987
Reliance Steel & Aluminum Co.	548	156,158
Royal Gold, Inc.	612	68,599
United States Steel Corp.	2,111	65,631
Worthington Industries, Inc.	280	21,076
		514,131
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Annaly Capital Management, Inc.	4,602	93,278
Starwood Property Trust, Inc.	2,910	59,451
		152,729
Multi-Utilities - 0.2%
Black Hills Corp.	620	34,100
NorthWestern Corp.	556	28,022
		62,122
Office REITs - 0.5%
Corporate Office Properties Trust, REIT	1,046	27,070
Cousins Properties, Inc., REIT	1,412	33,182
Highwoods Properties, Inc., REIT	982	23,401
Kilroy Realty Corp., REIT	982	36,285
Vornado Realty Trust, REIT	1,500	36,030
		155,968
Oil, Gas & Consumable Fuels - 3.0%
Antero Midstream Corp.	3,129	37,924
Antero Resources Corp.*	2,575	71,250
Chesapeake Energy Corp.	996	87,857
Chord Energy Corp.	385	62,178
CNX Resources Corp.*	1,542	34,464
DT Midstream, Inc.	904	47,270
Equitrans Midstream Corp.	4,032	38,707
HF Sinclair Corp.	1,201	66,163
Matador Resources Co.	1,053	66,866
Murphy Oil Corp.	1,368	62,107
Ovintiv, Inc.	2,276	106,881
PBF Energy, Inc., Class A	1,023	47,968
Range Resources Corp.	2,251	72,887
Southwestern Energy Co.*	10,261	69,570
		872,092
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	671	41,924

Passenger Airlines - 0.1%
JetBlue Airways Corp.*	3,053	18,074

Personal Care Products - 0.3%
BellRing Brands, Inc.*	1,237	51,335
Coty, Inc., Class A*	3,417	39,501
		90,836
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals plc*	599	85,873
Perrigo Co. plc	1,264	44,240
		130,113
Professional Services - 2.3%
ASGN, Inc.*	459	37,711
CACI International, Inc., Class A*	213	69,866
Concentrix Corp.	397	31,693
ExlService Holdings, Inc.*	1,553	45,394
Exponent, Inc.	474	42,594
FTI Consulting, Inc.*	316	58,719
Genpact Ltd.	1,580	58,981
Insperity, Inc.	335	33,946
KBR, Inc.	1,267	77,946
ManpowerGroup, Inc.	470	37,069
Maximus, Inc.	566	45,744
Paylocity Holding Corp.*	388	77,794
Science Applications International Corp.	502	59,065
		676,522
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.*	445	76,896

Residential REITs - 0.7%
Apartment Income REIT Corp., Class A, REIT	1,390	47,343
Equity LifeStyle Properties, Inc., REIT	1,633	109,368
Independence Realty Trust, Inc., REIT	2,089	35,158
		191,869
Retail REITs - 0.9%
Agree Realty Corp., REIT	867	53,598
Brixmor Property Group, Inc., REIT	2,803	61,610
Kite Realty Group Trust, REIT	2,041	46,065
NNN REIT, Inc., REIT	1,699	66,924
Spirit Realty Capital, Inc., REIT	1,317	50,849
		279,046
Semiconductors & Semiconductor Equipment - 1.9%
Allegro MicroSystems, Inc.*	606	23,180
Amkor Technology, Inc.	938	26,226
Cirrus Logic, Inc.*	514	42,169
Lattice Semiconductor Corp.*	1,281	124,590
MACOM Technology Solutions Holdings, Inc.*	483	40,843

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

MKS Instruments, Inc.	535	53,623
Power Integrations, Inc.	535	44,951
Silicon Laboratories, Inc.*	297	40,053
Synaptics, Inc.*	368	32,215
Universal Display Corp.	404	65,674
Wolfspeed, Inc.*	1,159	55,423
		548,947
Software - 2.1%
ACI Worldwide, Inc.*	1,009	24,499
Aspen Technology, Inc.*	273	52,962
Blackbaud, Inc.*	422	32,118
CommVault Systems, Inc.*	409	27,939
Dolby Laboratories, Inc., Class A	553	46,712
Dropbox, Inc., Class A*	2,534	70,420
Dynatrace, Inc.*	2,023	97,509
Envestnet, Inc.*	506	27,643
Manhattan Associates, Inc.*	578	117,114
NCR Corp.*	1,308	40,234
Qualys, Inc.*	313	48,718
Teradata Corp.*	942	43,586
		629,454
Specialized REITs - 1.0%
CubeSmart, REIT	2,093	87,299
EPR Properties, REIT	703	31,480
Lamar Advertising Co., Class A, REIT	819	74,709
National Storage Affiliates Trust, REIT	764	25,670
PotlatchDeltic Corp., REIT	744	35,162
Rayonier, Inc., REIT	1,380	41,262
		295,582
Specialty Retail - 2.2%
AutoNation, Inc.*	292	45,870
Dick's Sporting Goods, Inc.	573	66,663
Five Below, Inc.*	518	89,075
Foot Locker, Inc.	740	14,519
GameStop Corp., Class A*(a)	2,358	43,741
Gap, Inc. (The)	1,986	22,998
Lithia Motors, Inc.	257	79,161
Murphy USA, Inc.	185	58,764
Penske Automotive Group, Inc.	225	36,968
RH*	165	60,256
Valvoline, Inc.	1,296	44,634
Williams-Sonoma, Inc.	611	86,273
		648,922
Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer, Inc.*	425	116,909
Xerox Holdings Corp.	1,051	16,700
		133,609
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd.*	1,171	61,466
Carter's, Inc.	351	25,121
Columbia Sportswear Co.	331	24,276
Crocs, Inc.*	578	56,262
Deckers Outdoor Corp.*	247	130,685
PVH Corp.	585	48,906
Skechers USA, Inc., Class A*	1,253	63,038
Under Armour, Inc., Class A*	1,756	13,416
Under Armour, Inc., Class C*	1,764	12,154
		435,324
Trading Companies & Distributors - 0.9%
GATX Corp.	330	38,986
MSC Industrial Direct Co., Inc., Class A	441	45,008
Watsco, Inc.	312	113,740
WESCO International, Inc.	421	68,139
		265,873
Water Utilities - 0.3%
Essential Utilities, Inc.	2,243	82,767

TOTAL COMMON STOCKS (Cost $21,458,977)		21,540,399

SECURITIES LENDING REINVESTMENTS(b) - 0.1%

INVESTMENT COMPANIES - 0.1%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $39,788)	39,788	39,788

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 3.2%

REPURCHASE AGREEMENTS(c) - 3.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $938,092
(Cost $937,955)	937,955	937,955

Total Investments - 76.7% (Cost $22,436,720)		22,518,142
Other assets less liabilities - 23.3%		6,857,663
Net Assets - 100.0%		29,375,805

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $52,228, collateralized in the form of cash with a value of $39,788 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $12,978 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from September 15, 2023 – May 15, 2053. The total value of collateral is $52,766.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $39,788.
(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P Midcap 400 E-Mini Index	6	9/15/2023	U.S. Dollar	$1,589,220	$21,244

Swap Agreements

UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
9,364,964	4/8/2024	Bank of America NA	5.98%	S&P MidCap 400®	300,870
12,396,673	4/8/2024	BNP Paribas SA	5.78%	S&P MidCap 400®	(19,918)
8,444,340	3/6/2025	Citibank NA	5.73%	S&P MidCap 400®	126,947
8,001,266	11/7/2024	Goldman Sachs International	5.83%	S&P MidCap 400®	(260,570)
4,812,110	4/8/2024	Morgan Stanley & Co. International plc	5.88%	S&P MidCap 400®	817,781
10,886,109	4/8/2024	Societe Generale	5.85%	S&P MidCap 400®	(118,457)
11,076,583	4/8/2024	UBS AG	5.68%	S&P MidCap 400®	900,511
64,982,045					1,747,164
				Total Unrealized Appreciation	2,146,109
				Total Unrealized Depreciation	(398,945)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro QQQ

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 42.2%

Automobiles - 1.4%
Lucid Group, Inc.*(a)	1,516,764	9,525,278
Tesla, Inc.*	986,303	254,545,078
		264,070,356
Beverages - 1.2%
Keurig Dr Pepper, Inc.	937,055	31,531,901
Monster Beverage Corp.*	698,678	40,111,104
PepsiCo, Inc.	919,801	163,650,994
		235,293,999
Biotechnology - 1.8%
Amgen, Inc.	356,621	91,416,227
Biogen, Inc.*	96,666	25,844,622
Gilead Sciences, Inc.	832,418	63,663,329
Moderna, Inc.*	254,520	28,778,576
Regeneron Pharmaceuticals, Inc.*	71,955	59,470,088
Seagen, Inc.*	124,932	25,744,737
Vertex Pharmaceuticals, Inc.*	172,011	59,918,312
		354,835,891
Broadline Retail - 2.9%
Amazon.com, Inc.*	3,193,268	440,702,917
eBay, Inc.	356,943	15,983,908
JD.com, Inc., ADR	302,974	10,061,766
MercadoLibre, Inc.*	33,523	46,005,624
PDD Holdings, Inc., ADR*	407,778	40,357,789
		553,112,004
Commercial Services & Supplies - 0.3%
Cintas Corp.	67,799	34,182,222
Copart, Inc.*	636,999	28,556,665
		62,738,887
Communications Equipment - 0.8%
Cisco Systems, Inc.	2,719,955	155,989,419

Consumer Staples Distribution & Retail - 1.0%
Costco Wholesale Corp.	296,111	162,647,850
Dollar Tree, Inc.*	146,936	17,979,089
Walgreens Boots Alliance, Inc.	575,774	14,572,840
		195,199,779
Electric Utilities - 0.5%
American Electric Power Co., Inc.	343,444	26,926,010
Constellation Energy Corp.	216,552	22,556,056
Exelon Corp.	663,832	26,632,940
Xcel Energy, Inc.	367,152	20,975,394
		97,090,400
Energy Equipment & Services - 0.1%
Baker Hughes Co., Class A	675,692	24,453,293

Entertainment - 0.9%
Electronic Arts, Inc.	182,092	21,847,398
Netflix, Inc.*	296,938	128,776,072
Warner Bros Discovery, Inc.*	1,625,818	21,363,249
		171,986,719
Financial Services - 0.2%
PayPal Holdings, Inc.*	744,617	46,546,009

Food Products - 0.5%
Kraft Heinz Co. (The)	819,123	27,104,780
Mondelez International, Inc., Class A	908,832	64,763,368
		91,868,148
Ground Transportation - 0.4%
CSX Corp.	1,356,763	40,974,243
Old Dominion Freight Line, Inc.	73,331	31,339,469
		72,313,712
Health Care Equipment & Supplies - 0.9%
Align Technology, Inc.*	51,336	19,001,507
Dexcom, Inc.*	258,861	26,139,784
GE HealthCare Technologies, Inc.	303,495	21,381,223
IDEXX Laboratories, Inc.*	55,111	28,184,316
Intuitive Surgical, Inc.*	233,847	73,119,280
		167,826,110
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc., Class A*	275,112	36,190,983
Booking Holdings, Inc.*	24,393	75,740,997
Marriott International, Inc., Class A	203,231	41,359,541
Starbucks Corp.	765,025	74,544,036
		227,835,557
Industrial Conglomerates - 0.4%
Honeywell International, Inc.	444,461	83,532,000

Interactive Media & Services - 4.1%
Alphabet, Inc., Class A*	1,848,794	251,750,279
Alphabet, Inc., Class C*	1,828,049	251,082,530
Meta Platforms, Inc., Class A*	965,170	285,584,151
		788,416,960
IT Services - 0.1%
Cognizant Technology Solutions Corp., Class A	338,793	24,260,967

Life Sciences Tools & Services - 0.1%
Illumina, Inc.*	105,360	17,407,579

Machinery - 0.2%
PACCAR, Inc.	348,758	28,699,296

Media - 1.1%
Charter Communications, Inc., Class A*	100,160	43,882,099
Comcast Corp., Class A	2,776,100	129,810,436
Sirius XM Holdings, Inc.(a)	2,581,746	11,359,682
Trade Desk, Inc. (The), Class A*	297,153	23,781,155
		208,833,372
Oil, Gas & Consumable Fuels - 0.1%
Diamondback Energy, Inc.	120,834	18,340,185

Pharmaceuticals - 0.1%
AstraZeneca plc, ADR	395,197	26,802,261

Professional Services - 0.6%
Automatic Data Processing, Inc.	275,792	70,219,401
Paychex, Inc.	240,674	29,417,583
Verisk Analytics, Inc., Class A	96,705	23,423,885
		123,060,869
Real Estate Management & Development - 0.1%
CoStar Group, Inc.*	272,727	22,360,887

Semiconductors & Semiconductor Equipment - 8.0%
Advanced Micro Devices, Inc.*	1,074,977	113,646,569
Analog Devices, Inc.	334,736	60,848,310
Applied Materials, Inc.	560,256	85,584,707
ASML Holding NV (Registered), NYRS	58,765	38,816,046
Broadcom, Inc.	278,344	256,880,894
Enphase Energy, Inc.*	91,561	11,585,213
GLOBALFOUNDRIES, Inc.*(a)	365,732	20,206,693
Intel Corp.	2,783,816	97,823,294

UltraPro QQQ

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

KLA Corp.	91,682	46,012,445
Lam Research Corp.	89,518	62,877,443
Marvell Technology, Inc.	574,137	33,443,480
Microchip Technology, Inc.	363,948	29,785,504
Micron Technology, Inc.	730,395	51,083,826
NVIDIA Corp.	768,656	379,370,169
NXP Semiconductors NV	173,344	35,660,328
ON Semiconductor Corp.*	288,402	28,396,061
QUALCOMM, Inc.	743,810	85,188,559
Texas Instruments, Inc.	605,544	101,767,725
		1,538,977,266
Software - 7.2%
Adobe, Inc.*	305,838	171,067,427
ANSYS, Inc.*	57,926	18,470,864
Atlassian Corp., Class A*	101,184	20,647,607
Autodesk, Inc.*	142,745	31,680,825
Cadence Design Systems, Inc.*	182,070	43,776,911
Crowdstrike Holdings, Inc., Class A*	149,978	24,450,913
Datadog, Inc., Class A*	197,775	19,081,332
Fortinet, Inc.*	524,218	31,563,166
Intuit, Inc.	187,039	101,339,600
Microsoft Corp.	2,313,984	758,431,396
Palo Alto Networks, Inc.*	204,093	49,655,827
Synopsys, Inc.*	101,399	46,530,987
Workday, Inc., Class A*	137,461	33,609,214
Zoom Video Communications, Inc., Class A*	167,356	11,887,297
Zscaler, Inc.*	96,578	15,070,997
		1,377,264,363
Specialty Retail - 0.3%
O'Reilly Automotive, Inc.*	40,501	38,058,790
Ross Stores, Inc.	228,292	27,808,248
		65,867,038
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	4,894,860	919,597,348

Textiles, Apparel & Luxury Goods - 0.2%
Lululemon Athletica, Inc.*	81,394	31,032,276

Trading Companies & Distributors - 0.1%
Fastenal Co.	381,009	21,938,498

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc.*	800,970	109,132,163

TOTAL COMMON STOCKS (Cost $8,242,933,208)		8,126,683,611

SECURITIES LENDING REINVESTMENTS(b) - 0.1%

INVESTMENT COMPANIES - 0.1%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $27,885,942)	27,885,942	27,885,942

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 35.1%

REPURCHASE AGREEMENTS(c) - 2.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $536,429,806
(Cost $536,351,180)	536,351,180	536,351,180

U.S. TREASURY OBLIGATIONS(d) - 32.3%
U.S. Treasury Bills
5.10%, 9/5/2023(e)	100,000,000	99,942,028
4.83%, 9/7/2023(e)	450,000,000	449,604,841
5.08%, 9/12/2023(e)	400,000,000	399,358,028
4.68%, 9/14/2023(e)	200,000,000	199,621,736
5.20%, 9/19/2023(e)	130,000,000	129,657,450
4.84%, 9/21/2023(e)	500,000,000	498,537,500
5.35%, 9/26/2023(e)	200,000,000	199,266,320
4.85%, 9/28/2023(e)	500,000,000	498,022,810
5.30%, 10/3/2023(e)	75,000,000	74,648,333
4.86%, 10/5/2023(e)	1,000,000,000	995,013,330
5.18%, 10/12/2023(e)	250,000,000	248,491,685
5.27%, 10/19/2023(e)	250,000,000	248,236,250
5.29%, 10/26/2023(e)	250,000,000	247,979,515
5.30%, 11/2/2023(e)	250,000,000	247,728,820
5.20%, 11/9/2023(e)	200,000,000	197,975,520
5.26%, 11/16/2023(e)	150,000,000	148,330,296
5.34%, 11/21/2023(e)	100,000,000	98,813,687
5.31%, 11/30/2023(e)	250,000,000	246,682,707
5.39%, 12/5/2023(e)	100,000,000	98,603,698
5.36%, 12/7/2023(e)	50,000,000	49,292,125
5.38%, 12/12/2023(e)	35,000,000	34,474,540
5.40%, 12/19/2023(e)	350,000,000	344,347,707
5.38%, 12/28/2023(e)	125,000,000	122,835,643
5.38%, 1/4/2024(e)	350,000,000	343,580,297
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,222,401,520)		6,221,044,866

TOTAL SHORT-TERM INVESTMENTS (Cost $6,758,752,700)		6,757,396,046
Total Investments - 77.4% (Cost $15,029,571,850)		14,911,965,599
Other assets less liabilities - 22.6%		4,361,656,253
Net Assets - 100.0%		19,273,621,852

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $33,408,141, collateralized in the form of cash with a value of $27,885,942 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $6,890,641 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from September 30, 2023 – November 15, 2052. The total value of collateral is $34,776,583.
(b)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $27,885,942.

UltraPro QQQ

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

(c)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(d)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $4,819,654,951.
(e)	The rate shown was the current yield as of August 31, 2023.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares

Futures Contracts Purchased

UltraPro QQQ had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	3,576	9/15/2023	U.S. Dollar	$1,111,313,520	$35,017,093

Swap Agreements

UltraPro QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
5,692,442,435	5/6/2025	Bank of America NA	5.98%	NASDAQ-100 Index®	477,467,177
7,040,353,478	3/6/2025	Barclays Capital	5.93%	NASDAQ-100 Index®	752,742,088
4,519,290,455	2/11/2025	BNP Paribas SA	5.98%	NASDAQ-100 Index®	570,268,415
6,225,121,205	5/6/2024	Citibank NA	5.99%	NASDAQ-100 Index®	831,192,422
5,510,242,858	3/13/2025	Goldman Sachs International	6.03%	NASDAQ-100 Index®	62,319,038
4,484,676,566	11/7/2023	J.P. Morgan Securities	5.73%	NASDAQ-100 Index®	135,163,063
4,020,745,042	4/8/2024	Morgan Stanley & Co. International plc	5.88%	NASDAQ-100 Index®	509,999,808
4,859,166,916	11/6/2025	Societe Generale	6.28%	NASDAQ-100 Index®	221,083,764
6,230,810,097	4/7/2025	UBS AG	6.13%	NASDAQ-100 Index®	541,152,682
48,582,849,052					4,101,388,457
				Total Unrealized Appreciation	4,101,388,457

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
b	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 73.7%

Aerospace & Defense - 0.7%
AAR Corp.*	2,685	165,396
AeroVironment, Inc.*	1,951	189,306
AerSale Corp.*	1,991	29,487
Archer Aviation, Inc., Class A*(a)	11,866	82,706
Astronics Corp.*	2,021	35,428
Cadre Holdings, Inc.	1,511	39,921
Ducommun, Inc.*	874	39,741
Eve Holding, Inc.*	1,408	10,391
Kaman Corp.	2,190	49,122
Kratos Defense & Security Solutions, Inc.*	9,747	156,829
Leonardo DRS, Inc.*	3,928	67,247
Moog, Inc., Class A	2,208	256,481
National Presto Industries, Inc.	401	30,015
Park Aerospace Corp.	1,529	20,840
Parsons Corp.*	3,212	183,148
Redwire Corp.*(a)	610	1,964
Rocket Lab USA, Inc.*(a)	21,688	136,851
Terran Orbital Corp.*(a)	6,626	8,084
Triumph Group, Inc.*	5,013	47,172
V2X, Inc.*	897	45,128
Virgin Galactic Holdings, Inc.*(a)	19,646	49,508
		1,644,765
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc.*	4,384	94,519
Forward Air Corp.	2,035	144,119
Hub Group, Inc., Class A*	2,555	199,392
Radiant Logistics, Inc.*	2,872	19,386
		457,416
Automobile Components - 1.1%
Adient plc*	7,435	291,229
American Axle & Manufacturing Holdings, Inc.*	8,883	67,067
Cooper-Standard Holdings, Inc.*	1,315	19,646
Dana, Inc.	10,146	163,452
Dorman Products, Inc.*	2,049	169,063
Fox Factory Holding Corp.*	3,319	367,778
Gentherm, Inc.*	2,576	155,101
Goodyear Tire & Rubber Co. (The)*	21,910	282,858
Holley, Inc.*	4,105	23,399
LCI Industries	1,923	240,913
Luminar Technologies, Inc.*(a)	21,187	122,037
Modine Manufacturing Co.*	4,005	190,598
Patrick Industries, Inc.	1,661	138,926
Solid Power, Inc.*	12,052	25,550
Standard Motor Products, Inc.	1,646	60,951
Stoneridge, Inc.*	2,058	42,292
Visteon Corp.*	2,188	304,723
XPEL, Inc.*(b)	1,759	146,525
		2,812,108
Automobiles - 0.1%
Fisker, Inc., Class A*(a)	15,258	89,564
Livewire Group, Inc.*(a)	858	9,592
Winnebago Industries, Inc.	2,309	149,739
Workhorse Group, Inc.*(a)	12,904	10,171
		259,066
Banks - 6.3%
1st Source Corp.	1,297	57,963
ACNB Corp.	647	20,594
Amalgamated Financial Corp.	1,375	24,640
Amerant Bancorp, Inc.	2,008	37,690
American National Bankshares, Inc.	801	31,399
Ameris Bancorp	5,151	209,903
Ames National Corp.(a)	670	12,026
Arrow Financial Corp.	1,113	19,600
Associated Banc-Corp.	11,781	204,165
Atlantic Union Bankshares Corp.	5,846	173,568
Axos Financial, Inc.*	4,425	190,673
Banc of California, Inc.	4,246	53,202
BancFirst Corp.	1,714	163,824
Bancorp, Inc. (The)*	4,161	152,750
Bank First Corp.	727	56,437
Bank of Hawaii Corp.	3,052	164,014
Bank of Marin Bancorp	1,224	23,036
Bank of NT Butterfield & Son Ltd. (The)	3,900	113,568
Bank7 Corp.	290	7,285
BankUnited, Inc.	5,789	151,961
Bankwell Financial Group, Inc.	458	11,917
Banner Corp.	2,665	116,061
Bar Harbor Bankshares	1,162	28,864
BayCom Corp.	914	17,613
BCB Bancorp, Inc.	1,172	13,337
Berkshire Hills Bancorp, Inc.	3,430	71,687
Blue Foundry Bancorp*	1,924	17,797
Blue Ridge Bankshares, Inc.	1,370	10,850
Bridgewater Bancshares, Inc.*	1,590	16,631
Brookline Bancorp, Inc.	6,794	65,019
Burke & Herbert Financial Services Corp.	501	24,784
Business First Bancshares, Inc.	1,867	38,180
Byline Bancorp, Inc.	1,926	40,793
C&F Financial Corp.	256	13,650
Cadence Bank	14,183	324,507
Cambridge Bancorp	591	31,447
Camden National Corp.	1,111	36,430
Capital Bancorp, Inc.	751	14,382
Capital City Bank Group, Inc.	1,028	31,364
Capitol Federal Financial, Inc.	9,933	56,320
Capstar Financial Holdings, Inc.	1,525	19,916
Carter Bankshares, Inc.*	1,838	26,302
Cathay General Bancorp	5,410	192,758
Central Pacific Financial Corp.	2,067	35,077
Central Valley Community Bancorp	777	11,360
Chemung Financial Corp.	272	10,687
ChoiceOne Financial Services, Inc.(a)	543	13,054
Citizens & Northern Corp.	1,179	21,305
Citizens Financial Services, Inc.(a)	338	18,502
City Holding Co.	1,185	108,262
Civista Bancshares, Inc.	1,202	20,422
CNB Financial Corp.	1,614	29,391
Coastal Financial Corp.*	842	37,090
Codorus Valley Bancorp, Inc.	746	15,106
Colony Bankcorp, Inc.	1,284	13,366
Columbia Financial, Inc.*	2,310	39,640
Community Bank System, Inc.	4,144	197,047
Community Trust Bancorp, Inc.	1,209	42,919
ConnectOne Bancorp, Inc.	2,884	55,142
CrossFirst Bankshares, Inc.*	3,466	37,259

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Customers Bancorp, Inc.*	2,226	78,222
CVB Financial Corp.	10,355	180,798
Dime Community Bancshares, Inc.	2,721	57,985
Eagle Bancorp, Inc.	2,385	57,383
Eastern Bankshares, Inc.	12,061	162,341
Enterprise Bancorp, Inc.	745	21,560
Enterprise Financial Services Corp.	2,824	109,317
Equity Bancshares, Inc., Class A	1,156	28,923
Esquire Financial Holdings, Inc.	534	24,970
ESSA Bancorp, Inc.	676	10,755
Evans Bancorp, Inc.	408	11,555
Farmers & Merchants Bancorp, Inc.	1,056	20,170
Farmers National Banc Corp.(a)	2,867	36,411
FB Financial Corp.	2,761	83,879
Fidelity D&D Bancorp, Inc.(a)	362	17,153
Financial Institutions, Inc.	1,181	20,667
First Bancorp	13,799	191,254
First Bancorp	3,098	91,825
First Bancorp, Inc. (The)	760	18,711
First Bancshares, Inc. (The)	2,360	67,000
First Bank	1,729	19,780
First Busey Corp.	4,041	81,628
First Business Financial Services, Inc.	611	19,265
First Commonwealth Financial Corp.	7,965	104,103
First Community Bankshares, Inc.	1,372	42,436
First Community Corp.	573	9,901
First Financial Bancorp	7,332	152,359
First Financial Bankshares, Inc.	10,144	291,336
First Financial Corp.	914	33,562
First Foundation, Inc.	3,983	31,306
First Interstate BancSystem, Inc., Class A	6,430	166,601
First Merchants Corp.	4,600	137,264
First Mid Bancshares, Inc.	1,490	41,675
First of Long Island Corp. (The)	1,658	21,653
First Western Financial, Inc.*	623	12,659
Five Star Bancorp	994	21,729
Flushing Financial Corp.	2,194	30,979
FS Bancorp, Inc.	515	15,270
Fulton Financial Corp.	12,662	168,784
FVCBankcorp, Inc.*	1,246	15,164
German American Bancorp, Inc.	2,182	63,125
Glacier Bancorp, Inc.	8,680	262,223
Great Southern Bancorp, Inc.	703	35,480
Greene County Bancorp, Inc.	544	15,673
Guaranty Bancshares, Inc.	657	18,968
Hancock Whitney Corp.	6,754	278,602
Hanmi Financial Corp.	2,368	41,014
HarborOne Bancorp, Inc.	3,264	32,542
HBT Financial, Inc.	1,045	19,541
Heartland Financial USA, Inc.	3,290	100,806
Heritage Commerce Corp.	4,609	39,960
Heritage Financial Corp.	2,699	46,477
Hilltop Holdings, Inc.	3,634	110,437
Hingham Institution For Savings (The)(a)	116	23,106
Home Bancorp, Inc.	564	18,420
Home BancShares, Inc.	14,847	329,306
HomeStreet, Inc.	1,407	13,296
HomeTrust Bancshares, Inc.	1,209	27,626
Hope Bancorp, Inc.	8,981	86,846
Horizon Bancorp, Inc.	3,356	37,554
Independent Bank Corp.	1,572	30,009
Independent Bank Corp.	3,439	185,775
Independent Bank Group, Inc.	2,816	118,835
International Bancshares Corp.	4,181	187,225
John Marshall Bancorp, Inc.	970	17,140
Kearny Financial Corp.	4,461	33,056
Lakeland Bancorp, Inc.	4,853	65,564
Lakeland Financial Corp.	1,932	100,715
LCNB Corp.	823	12,271
Live Oak Bancshares, Inc.	2,618	84,666
Luther Burbank Corp.	797	7,245
Macatawa Bank Corp.	2,047	18,751
MainStreet Bancshares, Inc.	542	12,260
Mercantile Bank Corp.	1,221	40,757
Metrocity Bankshares, Inc.	1,422	27,729
Metropolitan Bank Holding Corp.*	815	32,445
Mid Penn Bancorp, Inc.	1,107	24,232
Middlefield Banc Corp.	611	15,843
Midland States Bancorp, Inc.	1,656	36,763
MidWestOne Financial Group, Inc.	1,107	23,646
MVB Financial Corp.	883	20,786
National Bank Holdings Corp., Class A	2,866	90,394
National Bankshares, Inc.(a)	449	11,818
NBT Bancorp, Inc.	3,559	122,501
Nicolet Bankshares, Inc.	1,001	75,886
Northeast Bank	603	25,621
Northeast Community Bancorp, Inc.	1,041	16,510
Northfield Bancorp, Inc.	3,225	33,991
Northrim Bancorp, Inc.	428	17,775
Northwest Bancshares, Inc.	9,917	109,087
Norwood Financial Corp.	573	15,545
Oak Valley Bancorp	524	13,158
OceanFirst Financial Corp.	4,533	76,472
OFG Bancorp	3,628	109,420
Old National Bancorp	22,804	347,989
Old Second Bancorp, Inc.	3,376	48,851
Orange County Bancorp, Inc.	397	18,457
Origin Bancorp, Inc.	2,271	69,697
Orrstown Financial Services, Inc.	796	17,194
Pacific Premier Bancorp, Inc.	7,384	169,980
PacWest Bancorp	9,331	74,181
Park National Corp.	1,115	113,462
Parke Bancorp, Inc.	813	14,041
Pathward Financial, Inc.	2,137	105,290
PCB Bancorp	848	13,610
Peapack-Gladstone Financial Corp.	1,328	36,215
Penns Woods Bancorp, Inc.(a)	533	13,879
Peoples Bancorp, Inc.	2,634	67,878
Peoples Financial Services Corp.	543	23,675
Pioneer Bancorp, Inc.*	907	8,172
Plumas Bancorp	426	14,884
Ponce Financial Group, Inc.*	1,590	12,704
Preferred Bank	1,042	64,719
Premier Financial Corp.	2,751	51,829
Primis Financial Corp.	1,576	13,995
Princeton Bancorp, Inc.	395	11,562
Provident Financial Services, Inc.	5,714	94,167
QCR Holdings, Inc.	1,283	67,306
RBB Bancorp	1,304	17,774
Red River Bancshares, Inc.	375	17,730
Renasant Corp.	4,295	119,616
Republic Bancorp, Inc., Class A	670	29,775

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

S&T Bancorp, Inc.	3,026	85,727
Sandy Spring Bancorp, Inc.	3,412	75,883
Seacoast Banking Corp. of Florida	6,555	154,764
ServisFirst Bancshares, Inc.	3,965	222,199
Shore Bancshares, Inc.	2,356	26,104
Sierra Bancorp	1,075	21,371
Simmons First National Corp., Class A	9,826	175,099
SmartFinancial, Inc.	1,232	28,053
South Plains Financial, Inc.	936	24,551
Southern First Bancshares, Inc.*	597	16,782
Southern Missouri Bancorp, Inc.	667	28,214
Southern States Bancshares, Inc.	583	13,357
Southside Bancshares, Inc.	2,289	68,899
SouthState Corp.	5,926	428,463
Stellar Bancorp, Inc.	3,788	80,571
Sterling Bancorp, Inc.*	1,639	9,654
Stock Yards Bancorp, Inc.	2,112	96,730
Summit Financial Group, Inc.	878	21,599
Texas Capital Bancshares, Inc.*	3,727	232,714
Third Coast Bancshares, Inc.*	1,002	18,858
Timberland Bancorp, Inc.	587	16,647
Tompkins Financial Corp.	1,078	55,981
Towne Bank	5,461	128,880
TriCo Bancshares	2,417	83,000
Triumph Financial, Inc.*	1,729	111,054
TrustCo Bank Corp.	1,447	41,196
Trustmark Corp.	4,736	109,117
UMB Financial Corp.	3,446	217,822
United Bankshares, Inc.	10,184	306,335
United Community Banks, Inc.	8,996	242,892
Unity Bancorp, Inc.	569	13,750
Univest Financial Corp.	2,257	40,603
USCB Financial Holdings, Inc.*	818	8,973
Valley National Bancorp	33,598	308,430
Veritex Holdings, Inc.	4,083	76,801
Virginia National Bankshares Corp.	368	12,159
Washington Federal, Inc.	5,098	138,564
Washington Trust Bancorp, Inc.	1,316	36,848
WesBanco, Inc.	4,490	113,866
West Bancorp, Inc.	1,261	23,354
Westamerica Bancorp	2,035	89,601
WSFS Financial Corp.	4,765	187,264
		15,769,123
Beverages - 0.3%
Coca-Cola Consolidated, Inc.	372	259,991
Duckhorn Portfolio, Inc. (The)*	3,415	42,482
MGP Ingredients, Inc.	1,234	147,957
National Beverage Corp.*	1,845	94,667
Primo Water Corp.	12,178	185,836
Vita Coco Co., Inc. (The)*	2,223	62,889
Zevia PBC, Class A*	1,938	4,981
		798,803
Biotechnology - 4.9%
2seventy bio, Inc.*	3,906	20,272
4D Molecular Therapeutics, Inc.*	2,455	39,967
89bio, Inc.*	4,807	82,392
Aadi Bioscience, Inc.*	1,261	7,944
ACADIA Pharmaceuticals, Inc.*	9,424	254,636
Acrivon Therapeutics, Inc.*	676	7,923
Actinium Pharmaceuticals, Inc.*(a)	2,022	12,152
Adicet Bio, Inc.*	2,363	4,726
ADMA Biologics, Inc.*	16,379	63,059
Aerovate Therapeutics, Inc.*(a)	783	12,442
Agenus, Inc.*	26,674	36,810
Agios Pharmaceuticals, Inc.*	4,320	118,498
Akero Therapeutics, Inc.*	3,494	173,407
Aldeyra Therapeutics, Inc.*	3,621	27,013
Alector, Inc.*	4,936	26,901
Alkermes plc*	12,904	376,668
Allakos, Inc.*	5,169	14,887
Allogene Therapeutics, Inc.*	6,390	24,857
Allovir, Inc.*	3,258	10,198
Alpine Immune Sciences, Inc.*	2,468	30,480
Altimmune, Inc.*	3,842	9,720
ALX Oncology Holdings, Inc.*	1,682	7,165
Amicus Therapeutics, Inc.*	21,807	279,566
AnaptysBio, Inc.*	1,479	29,107
Anavex Life Sciences Corp.*(a)	5,460	43,134
Anika Therapeutics, Inc.*	1,138	20,313
Annexon, Inc.*	3,549	9,760
Arbutus Biopharma Corp.*	9,705	19,701
Arcellx, Inc.*	2,952	105,800
Arcturus Therapeutics Holdings, Inc.*	1,813	55,025
Arcus Biosciences, Inc.*	4,102	84,091
Arcutis Biotherapeutics, Inc.*	3,998	34,143
Ardelyx, Inc.*	16,562	70,554
Arrowhead Pharmaceuticals, Inc.*	7,973	220,374
ARS Pharmaceuticals, Inc.*(a)	1,885	13,365
Astria Therapeutics, Inc.*	1,986	17,675
Atara Biotherapeutics, Inc.*	7,427	10,843
Aura Biosciences, Inc.*	2,135	22,161
Aurinia Pharmaceuticals, Inc.*	10,531	95,516
Avid Bioservices, Inc.*	4,825	56,935
Avidity Biosciences, Inc.*	5,497	41,557
Avita Medical, Inc.*(a)	1,955	31,867
Beam Therapeutics, Inc.*	5,314	123,179
BioAtla, Inc.*	3,439	8,632
BioCryst Pharmaceuticals, Inc.*	14,740	104,801
Biohaven Ltd.*	4,532	82,890
Biomea Fusion, Inc.*	1,545	26,064
BioVie, Inc., Class A*(a)	257	799
Bioxcel Therapeutics, Inc.*	1,491	5,636
Bluebird Bio, Inc.*	8,321	31,370
Blueprint Medicines Corp.*	4,729	235,788
Bridgebio Pharma, Inc.*	8,906	266,378
Cabaletta Bio, Inc.*	1,989	28,164
CareDx, Inc.*	4,048	37,687
Caribou Biosciences, Inc.*	4,423	26,051
Carisma Therapeutics, Inc.	2,073	14,345
Catalyst Pharmaceuticals, Inc.*	7,498	105,272
Celcuity, Inc.*	1,340	12,757
Celldex Therapeutics, Inc.*	3,613	100,803
Century Therapeutics, Inc.*	1,821	4,516
Cerevel Therapeutics Holdings, Inc.*	4,812	114,044
Cogent Biosciences, Inc.*	5,362	65,470
Coherus Biosciences, Inc.*	5,983	31,889
Compass Therapeutics, Inc.*	7,095	16,531
Crinetics Pharmaceuticals, Inc.*	4,146	71,809
Cue Biopharma, Inc.*	2,687	7,282
Cullinan Oncology, Inc.*	1,851	19,158
Cytokinetics, Inc.*	7,243	253,070
Day One Biopharmaceuticals, Inc.*	3,828	51,640
Deciphera Pharmaceuticals, Inc.*	4,073	57,185
Denali Therapeutics, Inc.*	9,187	212,128
Design Therapeutics, Inc.*	2,548	6,319

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Disc Medicine, Inc.*	601	31,823
Dynavax Technologies Corp.*	10,080	144,749
Dyne Therapeutics, Inc.*	3,305	37,677
Eagle Pharmaceuticals, Inc.*	805	13,645
Editas Medicine, Inc.*	5,414	48,239
Emergent BioSolutions, Inc.*	3,934	18,450
Enanta Pharmaceuticals, Inc.*	1,556	23,107
Entrada Therapeutics, Inc.*	1,664	24,494
EQRx, Inc.*	24,813	56,822
Erasca, Inc.*	6,274	16,250
Fate Therapeutics, Inc.*	6,590	16,541
Fennec Pharmaceuticals, Inc.*	1,411	11,514
FibroGen, Inc.*	7,069	6,786
Foghorn Therapeutics, Inc.*	1,581	11,968
Genelux Corp.*	215	5,199
Generation Bio Co.*	3,521	16,830
Geron Corp.*	38,726	94,104
Graphite Bio, Inc.*	2,178	4,835
Gritstone bio, Inc.*	6,824	12,420
Halozyme Therapeutics, Inc.*	10,385	441,986
Heron Therapeutics, Inc.*	8,051	13,204
HilleVax, Inc.*	1,651	22,024
Humacyte, Inc.*(a)	4,761	18,235
Icosavax, Inc.*	2,142	16,579
Ideaya Biosciences, Inc.*	4,222	123,958
IGM Biosciences, Inc.*(a)	927	6,628
Immuneering Corp., Class A*(a)	1,577	14,209
ImmunityBio, Inc.*(a)	8,572	13,801
ImmunoGen, Inc.*	18,874	298,964
Immunovant, Inc.*	4,196	95,291
Inhibrx, Inc.*	2,671	57,159
Inozyme Pharma, Inc.*	2,631	12,892
Insmed, Inc.*	10,251	224,394
Intellia Therapeutics, Inc.*	6,861	257,150
Intercept Pharmaceuticals, Inc.*	1,908	20,664
Iovance Biotherapeutics, Inc.*	16,177	97,709
Ironwood Pharmaceuticals, Inc., Class A*	10,780	94,864
iTeos Therapeutics, Inc.*	1,927	23,249
Janux Therapeutics, Inc.*	1,344	14,784
KalVista Pharmaceuticals, Inc.*	1,915	20,778
Karyopharm Therapeutics, Inc.*	8,806	11,272
Keros Therapeutics, Inc.*	1,750	61,443
Kezar Life Sciences, Inc.*	5,549	8,268
Kiniksa Pharmaceuticals Ltd., Class A*	2,440	42,041
Kodiak Sciences, Inc.*	2,522	5,548
Krystal Biotech, Inc.*	1,680	209,126
Kura Oncology, Inc.*	5,068	50,325
Kymera Therapeutics, Inc.*	2,955	56,381
Larimar Therapeutics, Inc.*	1,993	7,414
Lexicon Pharmaceuticals, Inc.*	7,203	12,389
Lineage Cell Therapeutics, Inc.*	10,034	13,245
Lyell Immunopharma, Inc.*(a)	13,494	32,251
MacroGenics, Inc.*	4,732	22,051
Madrigal Pharmaceuticals, Inc.*	1,059	190,620
MannKind Corp.*	19,970	92,062
MeiraGTx Holdings plc*	2,535	15,945
Merrimack Pharmaceuticals, Inc.*	814	9,939
Mersana Therapeutics, Inc.*	7,802	8,660
MiMedx Group, Inc.*	8,856	65,712
Mineralys Therapeutics, Inc.*	1,086	13,944
Mirum Pharmaceuticals, Inc.*	2,079	54,948
Monte Rosa Therapeutics, Inc.*	2,372	13,924
Morphic Holding, Inc.*	2,367	130,374
Myriad Genetics, Inc.*	6,282	112,134
Nkarta, Inc.*	2,350	4,042
Novavax, Inc.*(a)	6,771	54,168
Nurix Therapeutics, Inc.*	3,644	30,974
Nuvalent, Inc., Class A*	1,865	84,988
Nuvectis Pharma, Inc.*	532	7,613
Ocean Biomedical, Inc.*	674	3,040
Olema Pharmaceuticals, Inc.*	2,088	21,193
Omega Therapeutics, Inc.*(a)	1,894	6,951
Organogenesis Holdings, Inc., Class A*	5,461	15,291
ORIC Pharmaceuticals, Inc.*	3,035	27,194
Outlook Therapeutics, Inc.*(a)	12,061	2,750
Ovid therapeutics, Inc.*	4,635	15,597
PDS Biotechnology Corp.*(a)	2,174	12,761
PepGen, Inc.*	781	4,920
PMV Pharmaceuticals, Inc.*	2,999	21,653
Point Biopharma Global, Inc.*	7,036	56,007
Poseida Therapeutics, Inc., Class A*	5,284	11,044
Precigen, Inc.*(a)	10,506	18,386
Prelude Therapeutics, Inc.*	770	2,872
Prime Medicine, Inc.*(a)	3,076	40,726
ProKidney Corp.*(a)	4,798	41,167
Protagonist Therapeutics, Inc.*	4,216	83,561
Protalix BioTherapeutics, Inc.*	4,367	8,254
Prothena Corp. plc*	3,224	170,292
PTC Therapeutics, Inc.*	5,509	217,606
Rallybio Corp.*	2,377	12,646
RAPT Therapeutics, Inc.*	2,297	43,873
Recursion Pharmaceuticals, Inc., Class A*(a)	10,613	92,333
REGENXBIO, Inc.*	3,160	55,932
Relay Therapeutics, Inc.*	7,021	71,755
Reneo Pharmaceuticals, Inc.*	753	4,533
Replimune Group, Inc.*	3,167	64,670
REVOLUTION Medicines, Inc.*	7,886	267,887
Rhythm Pharmaceuticals, Inc.*	3,995	103,910
Rigel Pharmaceuticals, Inc.*	13,306	15,169
Rocket Pharmaceuticals, Inc.*	4,363	68,281
Sage Therapeutics, Inc.*	4,111	82,220
Sana Biotechnology, Inc.*	7,252	38,798
Sangamo Therapeutics, Inc.*	11,215	10,871
Savara, Inc.*	5,928	21,459
Scholar Rock Holding Corp.*	2,206	13,788
Selecta Biosciences, Inc.*(a)	9,031	11,108
Seres Therapeutics, Inc.*	7,563	26,092
SpringWorks Therapeutics, Inc.*	4,532	127,712
Stoke Therapeutics, Inc.*	2,145	12,055
Summit Therapeutics, Inc.*	9,010	14,596
Sutro Biopharma, Inc.*	4,677	22,216
Syndax Pharmaceuticals, Inc.*	5,123	94,827
Tango Therapeutics, Inc.*	3,470	22,520
Tenaya Therapeutics, Inc.*	3,559	13,773
TG Therapeutics, Inc.*	10,671	111,725
Travere Therapeutics, Inc.*	5,665	80,896
Twist Bioscience Corp.*	4,426	97,328
Tyra Biosciences, Inc.*	1,088	16,570
UroGen Pharma Ltd.*	1,522	26,605
Vanda Pharmaceuticals, Inc.*	4,392	22,795
Vaxcyte, Inc.*	7,149	371,176
Vaxxinity, Inc., Class A*(a)	3,313	6,692
Vera Therapeutics, Inc., Class A*	2,630	46,525

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Veracyte, Inc.*	5,661	149,450
Vericel Corp.*	3,704	121,602
Verve Therapeutics, Inc.*	3,945	50,772
Vigil Neuroscience, Inc.*(a)	1,249	7,531
Viking Therapeutics, Inc.*	7,477	103,257
Vir Biotechnology, Inc.*	6,512	82,442
Viridian Therapeutics, Inc.*	3,281	59,616
Vor BioPharma, Inc.*	2,929	7,323
Voyager Therapeutics, Inc.*	2,470	24,749
X4 Pharmaceuticals, Inc.*	9,573	12,253
Xencor, Inc.*	4,511	99,152
XOMA Corp.*	568	7,963
Y-mAbs Therapeutics, Inc.*	2,861	14,505
Zentalis Pharmaceuticals, Inc.*	3,820	101,459
Zura Bio Ltd., Class A*(a)	589	4,052
Zymeworks, Inc.*(a)	4,150	30,046
		12,401,810
Broadline Retail - 0.1%
Big Lots, Inc.(a)	2,214	13,727
ContextLogic, Inc., Class A*(a)	1,718	9,200
Dillard's, Inc., Class A	282	97,324
Qurate Retail, Inc., Class B*	103	639
		120,890
Building Products - 1.4%
AAON, Inc.	5,272	332,452
American Woodmark Corp.*	1,296	100,660
Apogee Enterprises, Inc.	1,719	86,741
AZZ, Inc.	1,931	94,812
CSW Industrials, Inc.	1,200	215,556
Gibraltar Industries, Inc.*	2,411	180,898
Griffon Corp.	3,414	142,944
Insteel Industries, Inc.	1,459	50,700
Janus International Group, Inc.*	6,607	75,650
JELD-WEN Holding, Inc.*	6,624	99,890
Masonite International Corp.*	1,729	177,586
Masterbrand, Inc.*	10,093	129,291
PGT Innovations, Inc.*	4,524	127,532
Quanex Building Products Corp.	2,568	69,285
Resideo Technologies, Inc.*	11,398	192,170
Simpson Manufacturing Co., Inc.	3,341	533,758
UFP Industries, Inc.	4,674	487,732
Zurn Elkay Water Solutions Corp.	11,516	341,104
		3,438,761
Capital Markets - 1.0%
AlTi Global, Inc.*	1,636	11,959
Artisan Partners Asset Management, Inc., Class A	4,781	183,686
AssetMark Financial Holdings, Inc.*	1,710	49,402
Avantax, Inc.*	3,062	64,057
B Riley Financial, Inc.(a)	1,454	74,452
Bakkt Holdings, Inc.*	5,417	7,475
BGC Group, Inc., Class A	24,452	120,793
Brightsphere Investment Group, Inc.	2,534	52,479
Cohen & Steers, Inc.	2,024	131,924
Diamond Hill Investment Group, Inc.	226	38,140
Donnelley Financial Solutions, Inc.*	1,925	94,845
Forge Global Holdings, Inc.*	8,544	20,933
GCM Grosvenor, Inc., Class A	3,226	24,647
Hamilton Lane, Inc., Class A	2,843	263,802
MarketWise, Inc.	2,464	3,326
Moelis & Co., Class A	5,198	246,437
Open Lending Corp.*	7,742	63,872
P10, Inc., Class A	3,346	40,319
Patria Investments Ltd., Class A	4,231	61,011
Perella Weinberg Partners, Class A	3,315	34,907
Piper Sandler Cos.	1,350	201,123
PJT Partners, Inc., Class A	1,893	149,528
Sculptor Capital Management, Inc.	1,945	22,601
Silvercrest Asset Management Group, Inc., Class A	742	14,298
StepStone Group, Inc., Class A	4,197	129,561
StoneX Group, Inc.*	1,390	130,493
Value Line, Inc.	65	3,472
Victory Capital Holdings, Inc., Class A	2,156	74,210
Virtus Investment Partners, Inc.	540	111,834
WisdomTree, Inc.	10,737	78,380
		2,503,966
Chemicals - 1.5%
AdvanSix, Inc.	2,060	68,145
American Vanguard Corp.	2,101	29,036
Aspen Aerogels, Inc.*	3,974	24,202
Avient Corp.	7,038	282,294
Balchem Corp.	2,489	349,705
Cabot Corp.	4,311	312,375
Chase Corp.	590	74,635
Core Molding Technologies, Inc.*	603	16,347
Danimer Scientific, Inc.*(a)	6,824	13,307
Ecovyst, Inc.*	7,408	75,858
FutureFuel Corp.	2,033	14,394
Hawkins, Inc.	1,506	93,658
HB Fuller Co.	4,211	305,424
Ingevity Corp.*	2,911	156,874
Innospec, Inc.	1,941	208,502
Intrepid Potash, Inc.*	827	22,189
Koppers Holdings, Inc.	1,569	60,077
Kronos Worldwide, Inc.	1,717	14,423
Livent Corp.*	14,047	301,589
LSB Industries, Inc.*	4,276	43,273
Mativ Holdings, Inc.	4,241	69,552
Minerals Technologies, Inc.	2,533	154,766
Origin Materials, Inc.*(a)	8,247	11,298
Orion SA	4,364	98,714
Perimeter Solutions SA*	12,189	72,037
PureCycle Technologies, Inc.*(a)	9,036	80,692
Quaker Chemical Corp.	1,080	191,678
Rayonier Advanced Materials, Inc.*	4,959	17,505
Sensient Technologies Corp.	3,276	201,834
Stepan Co.	1,658	144,694
Trinseo plc	2,723	28,673
Tronox Holdings plc	9,110	124,260
Valhi, Inc.	188	2,489
		3,664,499
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	5,155	234,140
ACCO Brands Corp.	7,185	38,296
ACV Auctions, Inc., Class A*	9,887	166,200
Aris Water Solutions, Inc., Class A	2,324	23,798
BrightView Holdings, Inc.*	3,218	26,645
Brink's Co. (The)	3,592	272,310
Casella Waste Systems, Inc., Class A*	4,331	341,153

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

CECO Environmental Corp.*	2,310	31,832
Cimpress plc*	1,387	89,614
CompX International, Inc.	118	2,498
CoreCivic, Inc.*	8,848	95,205
Deluxe Corp.	3,387	68,485
Ennis, Inc.	1,983	42,238
Enviri Corp.*	6,139	45,736
GEO Group, Inc. (The)*	9,264	67,071
Healthcare Services Group, Inc.	5,791	66,886
Heritage-Crystal Clean, Inc.*	1,221	55,067
HNI Corp.	3,594	117,739
Interface, Inc.	4,460	46,072
LanzaTech Global, Inc.*	1,604	10,618
Li-Cycle Holdings Corp.*(a)	10,732	47,650
Liquidity Services, Inc.*	1,845	33,671
Matthews International Corp., Class A	2,312	97,520
MillerKnoll, Inc.	5,910	112,881
Montrose Environmental Group, Inc.*	2,170	83,415
NL Industries, Inc.	652	3,371
OPENLANE, Inc.*	8,399	131,108
Performant Financial Corp.*	5,232	12,295
Pitney Bowes, Inc.	13,651	44,912
Quad/Graphics, Inc.*	2,418	12,356
SP Plus Corp.*	1,522	59,617
Steelcase, Inc., Class A	6,862	62,238
UniFirst Corp.	1,168	205,720
Viad Corp.*	1,584	44,970
VSE Corp.	831	47,159
		2,840,486
Communications Equipment - 0.5%
ADTRAN Holdings, Inc.	6,071	51,907
Aviat Networks, Inc.*	862	30,377
Calix, Inc.*	4,589	213,434
Cambium Networks Corp.*	944	8,694
Clearfield, Inc.*	1,018	35,783
CommScope Holding Co., Inc.*	16,123	53,851
Comtech Telecommunications Corp.	2,122	21,326
Digi International, Inc.*	2,734	91,261
DZS, Inc.*	1,693	3,928
Extreme Networks, Inc.*	9,819	269,532
Harmonic, Inc.*	8,568	91,506
Infinera Corp.*(a)	15,517	72,620
KVH Industries, Inc.*	1,458	7,727
NETGEAR, Inc.*	2,223	29,299
NetScout Systems, Inc.*	5,307	151,939
Ribbon Communications, Inc.*	6,830	20,217
Viavi Solutions, Inc.*	17,395	181,778
		1,335,179
Construction & Engineering - 1.2%
Ameresco, Inc., Class A*	2,502	108,812
API Group Corp.*	16,279	458,254
Arcosa, Inc.	3,776	295,359
Argan, Inc.	985	41,843
Bowman Consulting Group Ltd.*	782	23,092
Comfort Systems USA, Inc.	2,754	508,306
Concrete Pumping Holdings, Inc.*	2,017	15,390
Construction Partners, Inc., Class A*	3,126	108,628
Dycom Industries, Inc.*	2,231	222,944
Eneti, Inc.	1,919	20,802
Fluor Corp.*	11,099	388,354
Granite Construction, Inc.	3,432	141,707
Great Lakes Dredge & Dock Corp.*	5,101	45,042
IES Holdings, Inc.*	637	47,762
INNOVATE Corp.*(a)	3,570	5,712
Limbach Holdings, Inc.*	716	25,869
MYR Group, Inc.*	1,279	181,707
Northwest Pipe Co.*	766	25,347
Primoris Services Corp.	4,132	146,149
Southland Holdings, Inc.*(a)	292	1,991
Sterling Infrastructure, Inc.*	2,330	192,831
Tutor Perini Corp.*	3,302	29,355
		3,035,256
Construction Materials - 0.2%
Knife River Corp.*	3,963	203,936
Summit Materials, Inc., Class A*	9,296	347,763
United States Lime & Minerals, Inc.	161	34,870
		586,569
Consumer Finance - 0.6%
Atlanticus Holdings Corp.*	360	12,564
Bread Financial Holdings, Inc.	3,928	147,614
Consumer Portfolio Services, Inc.*	720	6,675
Encore Capital Group, Inc.*	1,808	84,723
Enova International, Inc.*	2,367	119,415
FirstCash Holdings, Inc.	2,932	261,886
Green Dot Corp., Class A*	3,614	53,632
LendingClub Corp.*	8,280	57,629
LendingTree, Inc.*	817	15,450
Moneylion, Inc.*	1	22
Navient Corp.	7,201	127,098
Nelnet, Inc., Class A	1,133	104,066
NerdWallet, Inc., Class A*	2,663	23,967
OppFi, Inc.*(a)	835	2,154
PRA Group, Inc.*	3,005	58,537
PROG Holdings, Inc.*	3,603	123,583
Regional Management Corp.	610	16,763
Upstart Holdings, Inc.*(a)	5,607	180,377
World Acceptance Corp.*	290	39,095
		1,435,250
Consumer Staples Distribution & Retail - 0.4%
Andersons, Inc. (The)	2,505	128,657
Chefs' Warehouse, Inc. (The)*	2,739	78,171
HF Foods Group, Inc.*	3,131	14,810
Ingles Markets, Inc., Class A	1,094	85,474
Natural Grocers by Vitamin Cottage, Inc.	727	9,168
PriceSmart, Inc.	2,013	159,993
SpartanNash Co.	2,714	59,057
Sprouts Farmers Market, Inc.*	8,061	328,808
United Natural Foods, Inc.*	4,610	92,799
Village Super Market, Inc., Class A	663	14,951
Weis Markets, Inc.	1,282	83,163
		1,055,051
Containers & Packaging - 0.2%
Greif, Inc., Class A	1,927	139,881
Greif, Inc., Class B	402	29,961
Myers Industries, Inc.	2,844	53,496
O-I Glass, Inc.*	12,089	240,087
Pactiv Evergreen, Inc.	3,114	25,597
Ranpak Holdings Corp., Class A*	3,371	21,338
TriMas Corp.	3,229	84,600
		594,960

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Distributors - 0.0%(c)
Weyco Group, Inc.	462	11,804

Diversified Consumer Services - 0.8%
2U, Inc.*	6,158	19,521
Adtalem Global Education, Inc.*	3,530	154,791
Carriage Services, Inc.	1,043	32,145
Chegg, Inc.*	9,190	93,830
Coursera, Inc.*	10,130	176,161
Duolingo, Inc., Class A*	2,233	328,608
European Wax Center, Inc., Class A*(a)	2,656	46,108
Frontdoor, Inc.*	6,403	210,146
Graham Holdings Co., Class B	288	168,863
Laureate Education, Inc.	10,195	142,016
Lincoln Educational Services Corp.*	1,841	15,704
Nerdy, Inc.*	4,608	21,565
OneSpaWorld Holdings Ltd.*	5,677	64,945
Perdoceo Education Corp.	5,227	86,611
Rover Group, Inc., Class A*	7,223	48,900
Strategic Education, Inc.	1,761	136,478
Stride, Inc.*	3,300	140,217
Udemy, Inc.*	6,674	69,143
Universal Technical Institute, Inc.*	2,550	20,324
WW International, Inc.*	4,240	41,170
		2,017,246
Diversified REITs - 0.4%
Alexander & Baldwin, Inc., REIT	5,644	101,649
Alpine Income Property Trust, Inc., REIT	1,013	17,616
American Assets Trust, Inc., REIT	3,798	81,315
Armada Hoffler Properties, Inc., REIT	5,242	59,706
Broadstone Net Lease, Inc., REIT	14,630	236,567
CTO Realty Growth, Inc., REIT	1,750	30,835
Empire State Realty Trust, Inc., Class A, REIT	10,278	89,727
Essential Properties Realty Trust, Inc., REIT	11,580	278,152
Gladstone Commercial Corp., REIT	3,129	41,146
Global Net Lease, Inc., REIT	8,135	92,332
NexPoint Diversified Real Estate Trust, REIT	2,387	22,581
One Liberty Properties, Inc., REIT	1,264	24,838
Star Holdings, REIT*	1,008	13,729
		1,090,193
Diversified Telecommunication Services - 0.4%
Anterix, Inc.*	1,430	47,319
AST SpaceMobile, Inc., Class A*(a)	4,712	18,471
ATN International, Inc.	857	30,741
Bandwidth, Inc., Class A*	1,823	26,196
Charge Enterprises, Inc.*	10,475	5,692
Cogent Communications Holdings, Inc.	3,369	237,784
Consolidated Communications Holdings, Inc.*	5,772	22,799
EchoStar Corp., Class A*	2,618	45,501
Globalstar, Inc.*	53,702	77,331
IDT Corp., Class B*	1,211	28,313
Liberty Latin America Ltd., Class A*	2,820	25,211
Liberty Latin America Ltd., Class C*	11,192	100,280
Lumen Technologies, Inc.*	78,420	124,688
Ooma, Inc.*	1,856	26,151
Radius Global Infrastructure, Inc.*	6,605	98,547
		915,024
Electric Utilities - 0.5%
ALLETE, Inc.	4,498	246,940
Genie Energy Ltd., Class B	1,538	23,547
MGE Energy, Inc.	2,840	205,701
Otter Tail Corp.	3,213	264,655
PNM Resources, Inc.	6,673	295,681
Portland General Electric Co.	7,560	331,581
		1,368,105
Electrical Equipment - 1.2%
Allient, Inc.	1,077	36,650
Amprius Technologies, Inc.*(a)	418	2,057
Array Technologies, Inc.*	11,786	293,118
Atkore, Inc.*	3,082	474,535
Babcock & Wilcox Enterprises, Inc.*	4,573	24,008
Blink Charging Co.*(a)	3,589	14,141
Bloom Energy Corp., Class A*	14,989	224,685
Dragonfly Energy Holdings Corp.*	1,183	2,035
Encore Wire Corp.	1,303	214,747
Energy Vault Holdings, Inc.*(a)	7,624	24,321
EnerSys	3,211	337,091
Enovix Corp.*(a)	10,651	146,771
Eos Energy Enterprises, Inc.*(a)	8,369	27,199
ESS Tech, Inc.*(a)	7,094	10,144
Fluence Energy, Inc., Class A*(a)	3,062	80,684
FTC Solar, Inc.*	4,946	9,298
FuelCell Energy, Inc.*(a)	31,856	44,598
GrafTech International Ltd.	15,079	53,380
LSI Industries, Inc.	2,035	32,051
NEXTracker, Inc., Class A*	3,372	142,029
NuScale Power Corp.*(a)	4,167	24,877
Powell Industries, Inc.	713	59,871
Preformed Line Products Co.	193	32,712
SES AI Corp.*	9,709	20,486
Shoals Technologies Group, Inc., Class A*	13,343	262,590
SKYX Platforms Corp.*	4,420	7,735
Stem, Inc.*(a)	11,078	56,387
SunPower Corp.*(a)	6,793	48,638
Thermon Group Holdings, Inc.*	2,601	71,475
TPI Composites, Inc.*	3,258	16,453
Vicor Corp.*	1,726	116,971
		2,911,737
Electronic Equipment, Instruments & Components - 2.1%
908 Devices, Inc.*(a)	1,705	12,259
Advanced Energy Industries, Inc.	2,928	345,709
Aeva Technologies, Inc.*(a)	6,179	5,824
Akoustis Technologies, Inc.*(a)	5,377	8,119
Arlo Technologies, Inc.*	6,721	65,664
Badger Meter, Inc.	2,290	380,323
Bel Fuse, Inc., Class B	814	42,572
Belden, Inc.	3,308	310,621
Benchmark Electronics, Inc.	2,752	70,837
Climb Global Solutions, Inc.	323	13,892
CTS Corp.	2,441	108,991
Daktronics, Inc.*	3,038	25,398
ePlus, Inc.*	2,068	137,274

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Evolv Technologies Holdings, Inc.*	8,762	61,246
Fabrinet*	2,864	460,445
FARO Technologies, Inc.*	1,583	25,106
Insight Enterprises, Inc.*	2,234	357,641
Iteris, Inc.*	3,321	15,244
Itron, Inc.*	3,545	242,514
Kimball Electronics, Inc.*	1,863	56,244
Knowles Corp.*	6,994	112,114
Lightwave Logic, Inc.*(a)	8,920	56,285
Luna Innovations, Inc.*	2,498	17,211
Methode Electronics, Inc.	2,750	88,688
MicroVision, Inc.*(a)	13,757	34,668
Mirion Technologies, Inc., Class A*	15,588	133,122
Napco Security Technologies, Inc.	2,455	60,835
nLight, Inc.*	3,430	39,136
Novanta, Inc.*	2,786	465,206
OSI Systems, Inc.*	1,234	168,256
PAR Technology Corp.*	2,073	90,134
PC Connection, Inc.	890	47,277
Plexus Corp.*	2,135	216,809
Presto Automation, Inc.*	246	819
Richardson Electronics Ltd.	930	11,709
Rogers Corp.*	1,348	194,800
Sanmina Corp.*	4,486	249,870
ScanSource, Inc.*	1,958	64,183
SmartRent, Inc., Class A*(a)	14,333	48,732
TTM Technologies, Inc.*	7,960	118,604
Vishay Intertechnology, Inc.	10,036	275,388
Vishay Precision Group, Inc.*	963	34,687
Vuzix Corp.*(a)	4,590	18,360
		5,292,816
Energy Equipment & Services - 2.0%
Archrock, Inc.	10,819	138,375
Atlas Energy Solutions, Inc., Class A	1,266	26,953
Borr Drilling Ltd.*	17,803	124,443
Bristow Group, Inc., Class A*	1,838	50,912
Cactus, Inc., Class A	5,030	268,300
ChampionX Corp.	15,486	558,890
Core Laboratories, Inc.	3,648	87,698
Diamond Offshore Drilling, Inc.*	7,917	117,726
DMC Global, Inc.*	1,519	36,486
Dril-Quip, Inc.*	2,648	73,032
Expro Group Holdings NV*	6,862	161,326
Forum Energy Technologies, Inc.*	763	18,068
Helix Energy Solutions Group, Inc.*	11,196	113,527
Helmerich & Payne, Inc.	7,818	312,642
KLX Energy Services Holdings, Inc.*(a)	985	10,249
Liberty Energy, Inc., Class A	13,304	212,199
Mammoth Energy Services, Inc.*	1,811	8,385
Nabors Industries Ltd.*	713	78,922
Newpark Resources, Inc.*	5,906	35,318
Noble Corp. plc	8,377	441,803
Oceaneering International, Inc.*	7,820	178,218
Oil States International, Inc.*	4,905	38,455
Patterson-UTI Energy, Inc.	27,478	388,539
ProFrac Holding Corp., Class A*(a)	1,878	20,658
ProPetro Holding Corp.*	7,673	73,968
Ranger Energy Services, Inc.	1,208	14,387
RPC, Inc.	6,616	52,862
SEACOR Marine Holdings, Inc.*	1,874	21,532
Seadrill Ltd.*	3,932	191,292
Select Water Solutions, Inc., Class A	6,625	53,331
Solaris Oilfield Infrastructure, Inc., Class A	2,505	26,353
TETRA Technologies, Inc.*	9,747	53,511
Tidewater, Inc.*	3,697	240,416
US Silica Holdings, Inc.*	5,865	72,315
Valaris Ltd.*	4,777	359,804
Weatherford International plc*	5,541	490,489
		5,151,384
Entertainment - 0.3%
Atlanta Braves Holdings, Inc., Class A*	782	32,719
Atlanta Braves Holdings, Inc., Class C*	3,430	126,361
Cinemark Holdings, Inc.*	8,552	139,227
IMAX Corp.*	3,495	66,859
Lions Gate Entertainment Corp., Class A*	4,533	35,901
Lions Gate Entertainment Corp., Class B*	9,006	67,095
Loop Media, Inc.*	2,835	2,469
Madison Square Garden Entertainment Corp.*	3,364	107,951
Marcus Corp. (The)	1,886	28,648
Playstudios, Inc.*	6,654	23,688
Reservoir Media, Inc.*(a)	1,544	8,415
Sphere Entertainment Co.*	2,030	71,172
Vivid Seats, Inc., Class A*	1,982	14,389
		724,894
Equity Real Estate Investment Trusts (REITs) - 0.0%(c)
Hudson Pacific Properties, Inc.	10,746	73,180

Financial Services - 1.7%
Acacia Research Corp.*(a)	2,955	11,259
Alerus Financial Corp.	1,416	27,612
A-Mark Precious Metals, Inc.	1,481	50,532
AvidXchange Holdings, Inc.*	11,623	119,484
Banco Latinoamericano de Comercio Exterior SA, Class E	2,140	50,504
Cannae Holdings, Inc.*	5,569	109,319
Cantaloupe, Inc.*	4,460	35,323
Cass Information Systems, Inc.	1,065	40,832
Compass Diversified Holdings	4,915	101,495
Enact Holdings, Inc.	2,335	66,921
Essent Group Ltd.	8,240	413,813
EVERTEC, Inc.	5,085	201,213
Federal Agricultural Mortgage Corp., Class C	710	119,507
Finance of America Cos., Inc., Class A*(a)	4,154	5,899
Flywire Corp.*	7,475	258,485
I3 Verticals, Inc., Class A*	1,752	41,435
International Money Express, Inc.*	2,403	41,572
Jackson Financial, Inc., Class A	6,334	238,158
Marqeta, Inc., Class A*	38,133	234,518
Merchants Bancorp	1,235	36,025
Mr Cooper Group, Inc.*	5,187	293,895
NewtekOne, Inc.	1,813	32,471
NMI Holdings, Inc., Class A*	6,386	182,767
Ocwen Financial Corp.*	500	15,130
Pagseguro Digital Ltd., Class A*	15,451	138,750

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Payoneer Global, Inc.*	20,617	127,619
Paysafe Ltd.*	2,526	33,090
Paysign, Inc.*	2,538	5,711
PennyMac Financial Services, Inc.	1,986	142,535
Priority Technology Holdings, Inc.*	1,372	5,090
Radian Group, Inc.	12,247	331,649
Remitly Global, Inc.*	6,562	165,034
Repay Holdings Corp., Class A*	6,319	58,261
Security National Financial Corp., Class A*	970	7,954
StoneCo Ltd., Class A*	22,650	277,689
SWK Holdings Corp.*	293	4,615
Velocity Financial, Inc.*	681	8,438
Walker & Dunlop, Inc.	2,476	211,302
Waterstone Financial, Inc.	1,434	17,796
		4,263,702
Food Products - 0.8%
Alico, Inc.	554	13,036
B&G Foods, Inc.(a)	5,532	70,754
Benson Hill, Inc.*	13,469	8,605
Beyond Meat, Inc.*(a)	4,611	54,410
BRC, Inc., Class A*(a)	2,899	13,104
Calavo Growers, Inc.	1,347	44,397
Cal-Maine Foods, Inc.	2,971	141,984
Dole plc	5,565	66,335
Forafric Global plc*(a)	407	4,534
Fresh Del Monte Produce, Inc.	2,649	67,682
Hain Celestial Group, Inc. (The)*	6,958	73,685
Hostess Brands, Inc., Class A*	10,336	294,369
J & J Snack Foods Corp.	1,172	190,016
John B Sanfilippo & Son, Inc.	697	69,944
Lancaster Colony Corp.	1,520	251,089
Limoneira Co.	1,361	20,973
Mission Produce, Inc.*	3,770	35,891
Seneca Foods Corp., Class A*	408	19,690
Simply Good Foods Co. (The)*	7,064	254,869
Sovos Brands, Inc.*	3,089	69,194
SunOpta, Inc.*	7,064	31,011
TreeHouse Foods, Inc.*	4,008	186,452
Utz Brands, Inc.	5,603	86,510
Vital Farms, Inc.*	2,375	27,978
Westrock Coffee Co.*	2,209	22,178
		2,118,690
Gas Utilities - 0.7%
Brookfield Infrastructure Corp., Class A	7,674	298,135
Chesapeake Utilities Corp.	1,360	149,736
New Jersey Resources Corp.	7,565	319,016
Northwest Natural Holding Co.	2,794	109,748
ONE Gas, Inc.	4,296	311,331
RGC Resources, Inc.	623	11,264
Southwest Gas Holdings, Inc.	4,807	297,697
Spire, Inc.	4,011	234,283
		1,731,210
Ground Transportation - 0.3%
ArcBest Corp.	1,878	198,298
Covenant Logistics Group, Inc., Class A	662	32,551
Daseke, Inc.*	3,149	16,690
FTAI Infrastructure, Inc.	7,696	26,782
Heartland Express, Inc.	3,646	55,018
Marten Transport Ltd.	4,520	94,920
PAM Transportation Services, Inc.*	481	11,092
RXO, Inc.*	9,044	163,515
TuSimple Holdings, Inc., Class A*	12,845	16,056
Universal Logistics Holdings, Inc.	527	14,292
Werner Enterprises, Inc.	4,928	205,054
		834,268
Health Care Equipment & Supplies - 2.3%
Accuray, Inc.*	7,252	20,668
Alphatec Holdings, Inc.*	5,992	97,969
AngioDynamics, Inc.*	2,935	23,568
Artivion, Inc.*	3,063	51,826
AtriCure, Inc.*	3,622	163,533
Atrion Corp.	107	49,766
Avanos Medical, Inc.*	3,598	75,702
Axogen, Inc.*	3,162	19,794
Axonics, Inc.*	3,816	218,657
Beyond Air, Inc.*(a)	1,992	6,066
Butterfly Network, Inc.*(a)	10,851	19,206
Cerus Corp.*	13,798	26,078
ClearPoint Neuro, Inc.*	1,782	10,353
CONMED Corp.	2,385	265,832
Cutera, Inc.*	1,296	14,749
CVRx, Inc.*(a)	865	15,008
Embecta Corp.	4,494	82,375
Glaukos Corp.*	3,646	273,960
Haemonetics Corp.*	3,901	350,037
Inari Medical, Inc.*	4,031	268,545
Inmode Ltd.*	6,025	235,517
Inogen, Inc.*	1,812	11,253
Integer Holdings Corp.*	2,583	220,356
iRadimed Corp.	568	26,259
iRhythm Technologies, Inc.*	2,387	246,744
KORU Medical Systems, Inc.*	2,717	7,119
Lantheus Holdings, Inc.*	5,292	362,185
LeMaitre Vascular, Inc.	1,536	88,796
LivaNova plc*	4,220	234,421
Merit Medical Systems, Inc.*	4,423	288,733
Nano-X Imaging Ltd.*	3,568	29,704
Neogen Corp.*	16,951	391,907
Nevro Corp.*	2,762	55,351
Omnicell, Inc.*	3,497	198,839
OraSure Technologies, Inc.*	5,801	37,475
Orchestra BioMed Holdings, Inc.*	325	2,028
Orthofix Medical, Inc.*	2,735	57,873
OrthoPediatrics Corp.*	1,235	47,202
Outset Medical, Inc.*	3,843	52,303
Paragon 28, Inc.*	3,415	48,937
PROCEPT BioRobotics Corp.*	2,807	95,747
Pulmonx Corp.*	2,853	29,842
Pulse Biosciences, Inc.*	1,255	5,911
RxSight, Inc.*	2,107	61,124
Sanara Medtech, Inc.*(a)	296	10,703
Semler Scientific, Inc.*	389	10,254
SI-BONE, Inc.*	2,704	61,868
Sight Sciences, Inc.*	1,680	11,021
Silk Road Medical, Inc.*	2,988	57,728
STAAR Surgical Co.*	3,781	163,944
Surmodics, Inc.*	1,071	39,434
Tactile Systems Technology, Inc.*	1,809	34,281
Tela Bio, Inc.*	1,235	11,930
TransMedics Group, Inc.*	2,467	161,909
Treace Medical Concepts, Inc.*	3,517	54,689
UFP Technologies, Inc.*	551	96,816
Utah Medical Products, Inc.	267	24,457

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Varex Imaging Corp.*	3,017	59,344
Vicarious Surgical, Inc., Class A*(a)	5,448	5,037
Zimvie, Inc.*	2,010	23,718
Zynex, Inc.*(a)	1,532	11,796
		5,728,247
Health Care Providers & Services - 2.0%
23andMe Holding Co., Class A*(a)	20,208	22,229
Accolade, Inc.*	5,135	69,271
AdaptHealth Corp., Class A*	5,726	68,311
Addus HomeCare Corp.*	1,218	106,819
Agiliti, Inc.*	2,306	22,253
AirSculpt Technologies, Inc.*(a)	946	7,265
Alignment Healthcare, Inc.*	6,618	38,649
AMN Healthcare Services, Inc.*	3,157	279,016
Apollo Medical Holdings, Inc.*	3,332	126,150
Aveanna Healthcare Holdings, Inc.*(a)	3,905	5,623
Brookdale Senior Living, Inc.*	13,260	56,355
Cano Health, Inc.*(a)	18,578	5,746
CareMax, Inc.*(a)	5,844	13,032
Castle Biosciences, Inc.*	1,932	38,505
Community Health Systems, Inc.*	9,777	33,046
CorVel Corp.*	678	146,753
Cross Country Healthcare, Inc.*	2,677	68,960
DocGo, Inc.*	6,049	54,139
Enhabit, Inc.*	3,916	50,164
Ensign Group, Inc. (The)	4,243	425,233
Fulgent Genetics, Inc.*	1,593	52,187
Guardant Health, Inc.*	8,648	337,964
HealthEquity, Inc.*	6,539	441,709
Hims & Hers Health, Inc.*	9,506	63,785
InfuSystem Holdings, Inc.*	1,412	14,515
Innovage Holding Corp.*	1,471	8,061
Invitae Corp.*(a)	20,436	18,885
Joint Corp. (The)*	1,107	10,284
LifeStance Health Group, Inc.*	8,253	67,757
ModivCare, Inc.*	992	31,843
National HealthCare Corp.	972	64,103
National Research Corp.	1,121	46,858
NeoGenomics, Inc.*	9,910	148,947
OPKO Health, Inc.*	31,366	57,400
Option Care Health, Inc.*	13,235	460,975
Owens & Minor, Inc.*	5,777	97,631
P3 Health Partners, Inc.*	3,098	6,134
Patterson Cos., Inc.	6,852	205,834
Pediatrix Medical Group, Inc.*	6,546	92,495
Pennant Group, Inc. (The)*	2,253	26,991
PetIQ, Inc., Class A*	2,126	40,564
Privia Health Group, Inc.*	5,262	138,128
Progyny, Inc.*	6,111	228,185
Quipt Home Medical Corp.*(a)	3,137	18,540
RadNet, Inc.*	3,841	128,328
Select Medical Holdings Corp.	8,087	236,221
Surgery Partners, Inc.*	5,252	190,438
US Physical Therapy, Inc.	1,009	101,737
Viemed Healthcare, Inc.*	2,655	21,001
		4,995,019
Health Care REITs - 0.4%
CareTrust REIT, Inc., REIT	7,794	157,049
Community Healthcare Trust, Inc., REIT	1,987	65,949
Diversified Healthcare Trust, REIT	18,589	50,469
Global Medical REIT, Inc., REIT	4,745	45,932
LTC Properties, Inc., REIT	3,192	104,889
National Health Investors, Inc., REIT	3,249	166,121
Physicians Realty Trust, REIT	18,522	257,641
Sabra Health Care REIT, Inc., REIT	18,014	225,715
Universal Health Realty Income Trust, REIT	1,001	46,677
		1,120,442
Health Care Technology - 0.4%
American Well Corp., Class A*	19,070	27,079
Computer Programs and Systems, Inc.*	1,111	18,076
Definitive Healthcare Corp.*	3,511	33,003
Evolent Health, Inc., Class A*	8,567	218,544
Health Catalyst, Inc.*	4,341	50,746
HealthStream, Inc.	1,899	39,936
Multiplan Corp.*	29,452	50,363
NextGen Healthcare, Inc.*	4,212	76,701
OptimizeRx Corp.*	1,294	11,025
Phreesia, Inc.*	3,972	113,083
Schrodinger, Inc.*	4,238	156,340
Sharecare, Inc.*	23,980	22,724
Simulations Plus, Inc.	1,234	54,901
Veradigm, Inc.*	8,393	112,298
		984,819
Hotel & Resort REITs - 0.6%
Apple Hospitality REIT, Inc., REIT	16,781	252,051
Braemar Hotels & Resorts, Inc., REIT	5,101	13,875
Chatham Lodging Trust, REIT	3,750	36,675
DiamondRock Hospitality Co., REIT	16,363	131,886
Hersha Hospitality Trust, Class A, REIT	2,433	23,892
Pebblebrook Hotel Trust, REIT	9,453	136,785
RLJ Lodging Trust, REIT	12,377	123,646
Ryman Hospitality Properties, Inc., REIT	4,496	382,295
Service Properties Trust, REIT	12,833	106,000
Summit Hotel Properties, Inc., REIT	8,154	47,375
Sunstone Hotel Investors, Inc., REIT	16,212	145,584
Xenia Hotels & Resorts, Inc., REIT	8,683	102,459
		1,502,523
Hotels, Restaurants & Leisure - 1.7%
Accel Entertainment, Inc., Class A*	4,195	49,879
Bally's Corp.*	2,294	38,080
Biglari Holdings, Inc., Class B*	57	10,602
BJ's Restaurants, Inc.*	1,770	52,056
Bloomin' Brands, Inc.	6,820	191,369
Bluegreen Vacations Holding Corp.	839	30,087
Bowlero Corp.*	2,286	25,146
Brinker International, Inc.*	3,413	111,707
Carrols Restaurant Group, Inc.*	2,857	19,942
Century Casinos, Inc.*	2,138	13,897
Cheesecake Factory, Inc. (The)	3,775	120,234
Chuy's Holdings, Inc.*	1,405	53,530
Cracker Barrel Old Country Store, Inc.	1,717	141,532
Dave & Buster's Entertainment, Inc.*	3,374	132,497

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Denny's Corp.*	4,248	40,483
Dine Brands Global, Inc.	1,217	66,667
El Pollo Loco Holdings, Inc.	2,226	21,169
Everi Holdings, Inc.*	6,567	94,959
Fiesta Restaurant Group, Inc.*	1,376	11,572
First Watch Restaurant Group, Inc.*	1,175	22,466
Full House Resorts, Inc.*	2,554	12,336
Global Business Travel Group I*	2,509	16,936
Golden Entertainment, Inc.	1,575	57,346
Hilton Grand Vacations, Inc.*	6,332	276,835
Inspired Entertainment, Inc.*	1,688	22,248
International Game Technology plc	8,450	270,569
Jack in the Box, Inc.	1,616	129,878
Krispy Kreme, Inc.	6,812	91,213
Kura Sushi USA, Inc., Class A*	454	39,666
Life Time Group Holdings, Inc.*	3,474	59,753
Light & Wonder, Inc.*	7,108	544,970
Lindblad Expeditions Holdings, Inc.*	2,719	24,607
Monarch Casino & Resort, Inc.	1,048	70,635
Mondee Holdings, Inc.*	3,530	22,839
Nathan's Famous, Inc.	220	15,996
Noodles & Co., Class A*	3,121	8,676
ONE Group Hospitality, Inc. (The)*	1,707	11,693
Papa John's International, Inc.	2,716	205,601
PlayAGS, Inc.*	2,872	19,616
Portillo's, Inc., Class A*	3,305	60,614
Potbelly Corp.*	2,030	16,220
RCI Hospitality Holdings, Inc.	666	43,476
Red Robin Gourmet Burgers, Inc.*	1,235	12,807
Red Rock Resorts, Inc., Class A	3,705	162,761
Rush Street Interactive, Inc.*	4,897	22,526
Sabre Corp.*(a)	25,500	127,500
SeaWorld Entertainment, Inc.*	3,102	151,067
Shake Shack, Inc., Class A*	2,939	205,730
Six Flags Entertainment Corp.*	5,621	129,058
Super Group SGHC Ltd.*	10,611	40,110
Sweetgreen, Inc., Class A*	7,516	107,930
Target Hospitality Corp.*	2,431	38,653
Xponential Fitness, Inc., Class A*	1,922	41,631
		4,309,370
Household Durables - 1.6%
Beazer Homes USA, Inc.*	2,293	67,208
Cavco Industries, Inc.*	681	190,353
Century Communities, Inc.	2,214	164,389
Cricut, Inc., Class A(a)	3,720	35,191
Dream Finders Homes, Inc., Class A*(a)	1,884	54,297
Ethan Allen Interiors, Inc.	1,777	55,762
GoPro, Inc., Class A*	10,064	36,583
Green Brick Partners, Inc.*	2,053	101,541
Helen of Troy Ltd.*	1,874	230,352
Hooker Furnishings Corp.	854	18,387
Hovnanian Enterprises, Inc., Class A*	375	44,565
Installed Building Products, Inc.	1,845	267,027
iRobot Corp.*	2,133	82,952
KB Home	5,767	292,964
Landsea Homes Corp.*	1,046	10,136
La-Z-Boy, Inc.	3,379	104,242
Legacy Housing Corp.*	771	17,479
LGI Homes, Inc.*	1,620	199,422
Lovesac Co. (The)*	1,092	25,029
M/I Homes, Inc.*	2,096	205,785
MDC Holdings, Inc.	4,569	216,799
Meritage Homes Corp.	2,835	394,178
Purple Innovation, Inc., Class A(a)	4,997	10,843
Skyline Champion Corp.*	4,170	297,196
Snap One Holdings Corp.*(a)	1,423	13,020
Sonos, Inc.*	9,884	136,202
Taylor Morrison Home Corp., Class A*	8,188	388,111
Traeger, Inc.*	2,731	12,208
Tri Pointe Homes, Inc.*	7,719	240,061
United Homes Group, Inc.*	478	4,001
Vizio Holding Corp., Class A*	5,899	33,860
VOXX International Corp., Class A*	1,080	9,331
		3,959,474
Household Products - 0.2%
Central Garden & Pet Co.*	760	33,546
Central Garden & Pet Co., Class A*	3,064	125,011
Energizer Holdings, Inc.	5,576	191,536
Oil-Dri Corp. of America	382	25,747
WD-40 Co.	1,056	226,903
		602,743
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power, Inc., Class A*	4,970	32,106
Montauk Renewables, Inc.*	5,185	49,517
Ormat Technologies, Inc.	4,162	316,062
Sunnova Energy International, Inc.*(a)	7,856	109,277
		506,962
Industrial Conglomerates - 0.0%(c)
Brookfield Business Corp., Class A	2,021	35,691

Industrial REITs - 0.4%
Innovative Industrial Properties, Inc., REIT	2,173	189,660
LXP Industrial Trust, REIT	22,549	221,431
Plymouth Industrial REIT, Inc., REIT	3,342	76,565
Terreno Realty Corp., REIT	6,363	387,443
		875,099
Insurance - 1.3%
Ambac Financial Group, Inc.*	3,443	44,346
American Coastal Insurance Corp.*	1,524	11,422
American Equity Investment Life Holding Co.	6,051	324,818
AMERISAFE, Inc.	1,484	76,871
Argo Group International Holdings Ltd.	2,488	74,018
BRP Group, Inc., Class A*	4,598	122,261
CNO Financial Group, Inc.	8,856	207,230
Crawford & Co., Class A	1,127	12,070
Donegal Group, Inc., Class A	1,196	17,474
eHealth, Inc.*	1,900	14,858
Employers Holdings, Inc.	2,085	81,795
Enstar Group Ltd.*	928	235,053
F&G Annuities & Life, Inc.	1,457	41,248
Genworth Financial, Inc., Class A*	37,800	218,862
GoHealth, Inc., Class A*(a)	305	4,846
Goosehead Insurance, Inc., Class A*	1,677	117,155

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Greenlight Capital Re Ltd., Class A*	2,010	22,170
HCI Group, Inc.	501	26,693
Hippo Holdings, Inc.*	815	8,134
Horace Mann Educators Corp.	3,198	91,655
Investors Title Co.	95	13,670
James River Group Holdings Ltd.	2,880	41,933
Kingsway Financial Services, Inc.*	828	7,311
Lemonade, Inc.*(a)	3,945	54,283
Maiden Holdings Ltd.*	7,059	12,071
MBIA, Inc.*	3,763	29,690
Mercury General Corp.	2,086	59,680
National Western Life Group, Inc., Class A	177	80,454
NI Holdings, Inc.*	642	8,192
Oscar Health, Inc., Class A*	12,029	75,422
Palomar Holdings, Inc.*	1,898	96,817
ProAssurance Corp.	4,202	74,291
Safety Insurance Group, Inc.	1,117	76,928
Selective Insurance Group, Inc.	4,686	464,898
Selectquote, Inc.*	10,610	12,944
SiriusPoint Ltd.*	7,115	78,692
Skyward Specialty Insurance Group, Inc.*	811	19,723
Stewart Information Services Corp.	2,083	96,485
Tiptree, Inc., Class A	1,867	32,896
Trupanion, Inc.*(a)	3,079	91,539
United Fire Group, Inc.	1,636	32,344
Universal Insurance Holdings, Inc.	1,970	24,940
		3,238,182
Interactive Media & Services - 0.5%
Bumble, Inc., Class A*	7,874	132,126
Cargurus, Inc., Class A*	7,610	137,817
Cars.com, Inc.*	5,176	96,739
DHI Group, Inc.*	3,387	12,769
Eventbrite, Inc., Class A*	6,016	60,942
EverQuote, Inc., Class A*	1,647	10,179
fuboTV, Inc.*(a)	15,829	37,040
Grindr, Inc.*(a)	3,189	16,392
Liberty TripAdvisor Holdings, Inc., Class B*	40	1,238
MediaAlpha, Inc., Class A*	1,615	13,550
Nextdoor Holdings, Inc.*	11,318	24,560
Outbrain, Inc.*	3,192	18,226
QuinStreet, Inc.*	4,042	40,016
Shutterstock, Inc.	1,919	80,809
System1, Inc.*	1,926	3,428
TrueCar, Inc.*	6,857	16,388
Vimeo, Inc.*	11,841	47,127
Yelp, Inc.*	5,238	224,448
Ziff Davis, Inc.*	3,663	244,139
ZipRecruiter, Inc., Class A*	5,425	82,406
		1,300,339
IT Services - 0.4%
BigBear.ai Holdings, Inc.*(a)	2,087	3,423
BigCommerce Holdings, Inc., Series 1*	5,228	55,417
Brightcove, Inc.*	3,357	12,924
DigitalOcean Holdings, Inc.*	4,933	133,438
Fastly, Inc., Class A*	9,225	219,463
Grid Dynamics Holdings, Inc.*	4,313	50,160
Hackett Group, Inc. (The)	1,945	45,844
Information Services Group, Inc.	2,730	14,196
Perficient, Inc.*	2,671	170,383
Rackspace Technology, Inc.*	6,129	15,322
Squarespace, Inc., Class A*	3,476	104,801
Thoughtworks Holding, Inc.*	7,200	35,784
Tucows, Inc., Class A*	772	18,258
Unisys Corp.*	5,170	20,835
		900,248
Leisure Products - 0.3%
Acushnet Holdings Corp.	2,429	142,218
AMMO, Inc.*(a)	7,014	16,062
Clarus Corp.	2,276	16,364
Escalade, Inc.	774	11,602
Funko, Inc., Class A*	2,705	18,854
JAKKS Pacific, Inc.*	562	11,060
Johnson Outdoors, Inc., Class A	421	23,538
Latham Group, Inc.*	3,021	11,178
Malibu Boats, Inc., Class A*	1,582	76,822
Marine Products Corp.	654	9,149
MasterCraft Boat Holdings, Inc.*	1,365	29,702
Smith & Wesson Brands, Inc.	3,558	41,771
Solo Brands, Inc., Class A*	1,707	9,542
Sturm Ruger & Co., Inc.	1,360	70,149
Topgolf Callaway Brands Corp.*	11,199	195,311
Vista Outdoor, Inc.*	4,386	128,291
		811,613
Life Sciences Tools & Services - 0.3%
Adaptive Biotechnologies Corp.*	8,833	59,800
Akoya Biosciences, Inc.*	1,414	7,353
BioLife Solutions, Inc.*	2,706	35,746
Codexis, Inc.*	5,185	9,022
CryoPort, Inc.*	3,334	47,009
Cytek Biosciences, Inc.*	9,425	71,630
Harvard Bioscience, Inc.*	3,041	13,411
MaxCyte, Inc.*	6,796	24,873
Mesa Laboratories, Inc.	401	57,487
NanoString Technologies, Inc.*	3,677	9,413
Nautilus Biotechnology, Inc., Class A*	3,925	12,678
OmniAb, Inc.*(a)	7,251	42,056
Pacific Biosciences of California, Inc.*	19,603	221,122
Quanterix Corp.*	2,740	73,432
Quantum-Si, Inc.*(a)	7,810	18,276
Seer, Inc., Class A*	4,559	11,990
SomaLogic, Inc.*	11,753	25,974
		741,272
Machinery - 2.7%
374Water, Inc.*(a)	4,605	6,907
3D Systems Corp.*	9,920	62,595
Alamo Group, Inc.	786	134,917
Albany International Corp., Class A	2,434	225,680
Astec Industries, Inc.	1,769	96,977
Barnes Group, Inc.	3,812	149,812
Blue Bird Corp.*	1,367	29,869
Chart Industries, Inc.*	3,285	593,224
CIRCOR International, Inc.*	1,415	78,801
Columbus McKinnon Corp.	2,196	82,723
Commercial Vehicle Group, Inc.*	2,498	23,007
Desktop Metal, Inc., Class A*(a)	21,814	39,265
Douglas Dynamics, Inc.	1,755	53,124
Energy Recovery, Inc.*	4,333	117,771
Enerpac Tool Group Corp.	4,471	117,140
EnPro Industries, Inc.	1,631	222,452
ESCO Technologies, Inc.	1,993	213,271

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Federal Signal Corp.	4,664	284,271
Franklin Electric Co., Inc.	3,595	347,672
Gencor Industries, Inc.*	820	11,710
Gorman-Rupp Co. (The)	1,782	57,273
Greenbrier Cos., Inc. (The)	2,455	104,485
Helios Technologies, Inc.	2,549	147,536
Hillenbrand, Inc.	5,375	260,365
Hillman Solutions Corp.*	13,427	121,514
Hyliion Holdings Corp.*	11,479	14,004
Hyster-Yale Materials Handling, Inc.	845	38,591
John Bean Technologies Corp.	2,479	272,467
Kadant, Inc.	909	199,744
Kennametal, Inc.	6,277	166,152
Lindsay Corp.	860	106,726
Luxfer Holdings plc	2,134	25,672
Manitowoc Co., Inc. (The)*	2,711	45,870
Mayville Engineering Co., Inc.*	859	10,085
Microvast Holdings, Inc.*(a)	8,173	18,226
Miller Industries, Inc.	865	34,600
Mueller Industries, Inc.	4,362	336,572
Mueller Water Products, Inc., Class A	12,078	170,541
Nikola Corp.*(a)	46,173	54,484
Omega Flex, Inc.	255	21,343
Park-Ohio Holdings Corp.	653	12,218
Proto Labs, Inc.*	2,052	60,534
REV Group, Inc.	2,463	33,448
Shyft Group, Inc. (The)	2,678	41,991
SPX Technologies, Inc.*	3,436	271,513
Standex International Corp.	918	141,032
Tennant Co.	1,441	118,782
Terex Corp.	5,229	316,930
Titan International, Inc.*	4,079	51,355
Trinity Industries, Inc.	6,319	158,417
Velo3D, Inc.*(a)	6,921	10,935
Wabash National Corp.	3,692	83,255
Watts Water Technologies, Inc., Class A	2,129	401,891
		6,799,739
Marine Transportation - 0.2%
Costamare, Inc.	3,769	38,858
Eagle Bulk Shipping, Inc.(a)	1,061	46,429
Genco Shipping & Trading Ltd.	3,275	44,769
Golden Ocean Group Ltd.(a)	9,577	70,008
Himalaya Shipping Ltd.*(a)	2,129	10,560
Matson, Inc.	2,773	243,691
Pangaea Logistics Solutions Ltd.(a)	2,832	15,973
Safe Bulkers, Inc.	5,493	17,633
		487,921
Media - 0.5%
Advantage Solutions, Inc.*	6,755	18,914
AMC Networks, Inc., Class A*	2,404	27,983
Boston Omaha Corp., Class A*	1,796	31,753
Cardlytics, Inc.*	2,627	43,766
Clear Channel Outdoor Holdings, Inc.*	28,846	41,827
Daily Journal Corp.*	105	30,954
Emerald Holding, Inc.*	1,214	5,123
Entravision Communications Corp., Class A	4,680	17,924
EW Scripps Co. (The), Class A*	4,628	35,358
Gambling.com Group Ltd.*	829	11,755
Gannett Co., Inc.*	11,219	32,647
Gray Television, Inc.	6,441	51,914
iHeartMedia, Inc., Class A*	7,986	28,829
Integral Ad Science Holding Corp.*	2,938	41,925
John Wiley & Sons, Inc., Class A	3,321	123,408
Magnite, Inc.*	10,418	85,948
PubMatic, Inc., Class A*	3,364	46,760
Quotient Technology, Inc.*	7,037	28,078
Scholastic Corp.	2,226	96,720
Sinclair, Inc.	2,740	34,579
Stagwell, Inc., Class A*	8,419	45,884
TechTarget, Inc.*	2,029	58,334
TEGNA, Inc.	17,441	288,300
Thryv Holdings, Inc.*	2,411	49,160
Townsquare Media, Inc., Class A	908	8,771
Urban One, Inc., Class A*	645	3,586
Urban One, Inc., Class D*	974	5,250
WideOpenWest, Inc.*	3,998	32,384
		1,327,834
Metals & Mining - 1.4%
5E Advanced Materials, Inc.*(a)	3,056	7,823
Alpha Metallurgical Resources, Inc.	1,009	204,666
Arch Resources, Inc.	1,424	185,974
ATI, Inc.*	10,037	454,977
Caledonia Mining Corp. plc(a)	1,277	13,204
Carpenter Technology Corp.	3,749	234,800
Century Aluminum Co.*	4,093	30,452
Coeur Mining, Inc.*	24,861	59,915
Commercial Metals Co.	9,117	513,196
Compass Minerals International, Inc.	2,666	80,380
Constellium SE, Class A*	9,853	177,354
Contango ORE, Inc.*(a)	289	5,268
Dakota Gold Corp.*	4,180	12,038
Haynes International, Inc.	973	47,492
Hecla Mining Co.	46,739	205,184
i-80 Gold Corp.*	15,022	29,744
Ivanhoe Electric, Inc.*(a)	4,340	67,834
Kaiser Aluminum Corp.	1,241	94,217
Materion Corp.	1,598	173,846
NioCorp Developments Ltd.*	150	555
Novagold Resources, Inc.*	18,813	77,510
Olympic Steel, Inc.	767	41,050
Perpetua Resources Corp.*	2,936	9,718
Piedmont Lithium, Inc.*	1,395	62,440
PolyMet Mining Corp.*	2,655	5,522
Ramaco Resources, Inc., Class A	1,754	13,751
Ramaco Resources, Inc., Class B(a)	351	3,805
Ryerson Holding Corp.	1,753	54,588
Schnitzer Steel Industries, Inc., Class A	2,013	66,832
SunCoke Energy, Inc.	6,502	60,469
TimkenSteel Corp.*	3,383	74,122
Tredegar Corp.	2,052	10,322
Warrior Met Coal, Inc.	4,026	159,269
Worthington Industries, Inc.	2,396	180,347
		3,418,664
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AFC Gamma, Inc.	1,275	16,906
Angel Oak Mortgage REIT, Inc.	919	8,565
Apollo Commercial Real Estate Finance, Inc.	11,048	120,644
Arbor Realty Trust, Inc.(a)	13,969	222,945
Ares Commercial Real Estate Corp.	4,044	41,855

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

ARMOUR Residential REIT, Inc.(a)	15,263	74,941
Blackstone Mortgage Trust, Inc., Class A	13,410	295,288
BrightSpire Capital, Inc., Class A	10,023	69,760
Chicago Atlantic Real Estate Finance, Inc.	1,274	19,263
Chimera Investment Corp.	18,117	109,608
Claros Mortgage Trust, Inc.	7,062	80,436
Dynex Capital, Inc.	4,202	54,458
Ellington Financial, Inc.(a)	5,082	67,946
Franklin BSP Realty Trust, Inc.	6,469	91,472
Granite Point Mortgage Trust, Inc.	3,975	21,227
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,051	180,101
Invesco Mortgage Capital, Inc.	3,264	36,725
KKR Real Estate Finance Trust, Inc.	4,584	57,346
Ladder Capital Corp.	8,813	96,590
MFA Financial, Inc.	7,960	87,242
New York Mortgage Trust, Inc.	7,081	67,411
Nexpoint Real Estate Finance, Inc.	627	10,715
Orchid Island Capital, Inc.	3,062	29,365
PennyMac Mortgage Investment Trust	6,876	92,207
Ready Capital Corp.	12,464	136,107
Redwood Trust, Inc.	8,863	70,993
TPG RE Finance Trust, Inc.	5,374	40,412
Two Harbors Investment Corp.	7,567	104,198
		2,304,726
Multi-Utilities - 0.3%
Avista Corp.	5,872	195,479
Black Hills Corp.	5,187	285,285
NorthWestern Corp.	4,684	236,073
Unitil Corp.	1,241	60,586
		777,423
Office REITs - 0.5%
Brandywine Realty Trust, REIT	13,241	66,205
City Office REIT, Inc., REIT	3,034	15,291
Corporate Office Properties Trust, REIT	8,775	227,097
Douglas Emmett, Inc., REIT	13,232	180,881
Easterly Government Properties, Inc., Class A, REIT	7,206	96,344
Equity Commonwealth, REIT	8,166	155,399
JBG SMITH Properties, REIT	8,701	136,432
Office Properties Income Trust, REIT	3,745	27,713
Orion Office REIT, Inc., REIT	4,446	25,920
Paramount Group, Inc., REIT	14,395	73,990
Peakstone Realty Trust, REIT	2,164	42,523
Piedmont Office Realty Trust, Inc., Class A, REIT	9,609	66,014
Postal Realty Trust, Inc., Class A, REIT	1,457	21,025
SL Green Realty Corp., REIT(a)	5,125	201,208
		1,336,042
Oil, Gas & Consumable Fuels - 3.7%
Amplify Energy Corp.*	2,821	18,449
Ardmore Shipping Corp.	3,195	39,746
Berry Corp.	5,934	50,854
California Resources Corp.	5,589	312,090
Callon Petroleum Co.*	4,767	187,009
Centrus Energy Corp., Class A*	955	45,324
Chord Energy Corp.	3,257	526,007
Civitas Resources, Inc.	5,388	443,001
Clean Energy Fuels Corp.*	13,196	56,215
CNX Resources Corp.*	12,706	283,979
Comstock Resources, Inc.(a)	7,152	87,684
CONSOL Energy, Inc.	2,642	227,318
Crescent Energy Co., Class A(a)	2,975	40,549
CVR Energy, Inc.	2,307	75,439
Delek US Holdings, Inc.	5,176	133,280
Denbury, Inc.*	3,914	358,444
DHT Holdings, Inc.	10,672	98,716
Dorian LPG Ltd.	2,492	64,294
Earthstone Energy, Inc., Class A*	4,444	90,569
Empire Petroleum Corp.*(a)	788	6,887
Encore Energy Corp.*	11,011	28,298
Energy Fuels, Inc.*	12,222	87,143
Enviva, Inc.	2,435	22,402
Equitrans Midstream Corp.	33,992	326,323
Evolution Petroleum Corp.	2,452	20,744
Excelerate Energy, Inc., Class A	1,408	26,189
FLEX LNG Ltd.(a)	2,318	70,189
Gevo, Inc.*	18,184	23,821
Golar LNG Ltd.	7,884	174,236
Granite Ridge Resources, Inc.	2,020	14,948
Green Plains, Inc.*	4,525	140,456
Gulfport Energy Corp.*	782	92,276
Hallador Energy Co.*	1,776	19,074
HighPeak Energy, Inc.(a)	828	12,196
International Seaways, Inc.	3,161	135,828
Kinetik Holdings, Inc., Class A(a)	1,336	46,907
Kosmos Energy Ltd.*	35,523	258,607
Magnolia Oil & Gas Corp., Class A	14,268	325,310
Matador Resources Co.	8,819	560,007
Murphy Oil Corp.	11,567	525,142
NACCO Industries, Inc., Class A	326	10,628
NextDecade Corp.*	2,384	14,471
Nordic American Tankers Ltd.	15,968	62,435
Northern Oil and Gas, Inc.	5,847	244,580
Overseas Shipholding Group, Inc., Class A*	4,488	19,747
Par Pacific Holdings, Inc.*	4,301	147,739
PBF Energy, Inc., Class A	9,056	424,636
Peabody Energy Corp.(a)	9,697	209,261
Permian Resources Corp., Class A	19,782	280,509
PrimeEnergy Resources Corp.*	57	5,529
REX American Resources Corp.*	1,206	47,625
Riley Exploration Permian, Inc.	688	23,041
Ring Energy, Inc.*(a)	9,326	17,626
SandRidge Energy, Inc.	2,483	39,703
Scorpio Tankers, Inc.	4,100	207,091
SFL Corp. Ltd.	8,959	101,237
SilverBow Resources, Inc.*	1,375	58,823
Sitio Royalties Corp.	6,281	159,537
SM Energy Co.	9,342	395,260
Talos Energy, Inc.*	8,700	149,814
Teekay Corp.*	5,186	33,242
Teekay Tankers Ltd., Class A	1,861	75,706
Tellurian, Inc.*(a)	41,473	46,450
Uranium Energy Corp.*(a)	28,622	123,647
VAALCO Energy, Inc.	8,382	34,702
Verde Clean Fuels, Inc.*(a)	333	1,409
Vertex Energy, Inc.*(a)	5,251	22,264
Vital Energy, Inc.*	1,315	79,281

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Vitesse Energy, Inc.	1,950	45,318
W&T Offshore, Inc.*	7,646	31,196
World Kinect Corp.	4,800	105,120
		9,273,577
Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	1,303	49,892
Glatfelter Corp.*	3,441	6,882
Sylvamo Corp.	2,833	118,334
		175,108
Passenger Airlines - 0.3%
Allegiant Travel Co.	1,230	109,273
Blade Air Mobility, Inc.*	4,550	14,515
Frontier Group Holdings, Inc.*	2,963	18,608
Hawaiian Holdings, Inc.*	3,964	34,011
JetBlue Airways Corp.*	25,733	152,339
Joby Aviation, Inc.*(a)	21,685	161,553
SkyWest, Inc.*	3,758	169,486
Spirit Airlines, Inc.	8,537	140,861
Sun Country Airlines Holdings, Inc.*	2,933	43,672
		844,318
Personal Care Products - 0.7%
Beauty Health Co. (The)*	6,363	39,196
BellRing Brands, Inc.*	10,432	432,928
Edgewell Personal Care Co.	3,987	153,739
elf Beauty, Inc.*	3,908	542,079
Herbalife Ltd.*	7,690	115,504
Inter Parfums, Inc.	1,428	199,534
Medifast, Inc.	835	70,424
Nature's Sunshine Products, Inc.*	1,025	17,230
Nu Skin Enterprises, Inc., Class A	3,879	92,669
Thorne HealthTech, Inc.*	1,091	11,052
USANA Health Sciences, Inc.*	884	56,832
Waldencast plc*(a)	1,558	12,262
		1,743,449
Pharmaceuticals - 1.4%
Aclaris Therapeutics, Inc.*	5,401	40,400
Amneal Pharmaceuticals, Inc.*	9,479	38,769
Amphastar Pharmaceuticals, Inc.*	2,955	157,531
Amylyx Pharmaceuticals, Inc.*	3,950	85,162
ANI Pharmaceuticals, Inc.*	1,003	64,583
Arvinas, Inc.*	3,819	107,734
Assertio Holdings, Inc.*	7,062	23,163
Atea Pharmaceuticals, Inc.*	5,960	20,026
Axsome Therapeutics, Inc.*(a)	2,558	206,686
Biote Corp., Class A*	1,089	5,380
Bright Green Corp.*(a)	4,690	2,191
Cara Therapeutics, Inc.*	3,636	9,345
Cassava Sciences, Inc.*(a)	3,092	64,839
Citius Pharmaceuticals, Inc.*(a)	9,556	8,717
Collegium Pharmaceutical, Inc.*	2,696	63,140
Corcept Therapeutics, Inc.*	6,241	204,268
CorMedix, Inc.*(a)	3,468	14,115
Cymabay Therapeutics, Inc.*	7,627	104,871
Edgewise Therapeutics, Inc.*	3,326	20,788
Enliven Therapeutics, Inc.*	1,815	28,350
Evolus, Inc.*	3,220	31,846
Eyenovia, Inc.*	2,162	4,086
EyePoint Pharmaceuticals, Inc.*	2,036	20,177
Harmony Biosciences Holdings, Inc.*	2,565	92,981
Harrow Health, Inc.*	2,022	30,674
Ikena Oncology, Inc.*	1,652	7,665
Innoviva, Inc.*	4,823	61,493
Intra-Cellular Therapies, Inc.*	7,286	404,519
Ligand Pharmaceuticals, Inc.*	1,297	85,304
Liquidia Corp.*	3,691	25,357
Longboard Pharmaceuticals, Inc.*	1,211	7,012
Marinus Pharmaceuticals, Inc.*(a)	3,875	27,551
NGM Biopharmaceuticals, Inc.*	3,388	6,403
Nuvation Bio, Inc.*	11,327	18,576
Ocular Therapeutix, Inc.*	6,068	22,937
Omeros Corp.*(a)	4,733	16,376
Optinose, Inc.*	5,669	6,746
Pacira BioSciences, Inc.*	3,542	125,033
Phathom Pharmaceuticals, Inc.*	1,914	27,542
Phibro Animal Health Corp., Class A	1,591	22,194
Pliant Therapeutics, Inc.*	4,393	74,154
Prestige Consumer Healthcare, Inc.*	3,876	226,087
Rain Oncology, Inc.*	1,320	1,386
Reata Pharmaceuticals, Inc., Class A*	2,222	375,518
Revance Therapeutics, Inc.*	6,488	114,383
Scilex Holding Co.*	4,873	13,986
scPharmaceuticals, Inc.*(a)	2,245	17,242
SIGA Technologies, Inc.	3,583	16,446
Supernus Pharmaceuticals, Inc.*	3,822	121,692
Taro Pharmaceutical Industries Ltd.*	636	25,198
Tarsus Pharmaceuticals, Inc.*	1,833	32,096
Terns Pharmaceuticals, Inc.*(a)	3,332	17,560
Theravance Biopharma, Inc.*	4,797	45,667
Theseus Pharmaceuticals, Inc.*	1,574	4,942
Third Harmonic Bio, Inc.*	1,514	9,190
Trevi Therapeutics, Inc.*	3,236	7,152
Ventyx Biosciences, Inc.*	3,639	121,907
Verrica Pharmaceuticals, Inc.*(a)	1,623	7,385
WaVe Life Sciences Ltd.*	4,597	19,997
Xeris Biopharma Holdings, Inc.*	10,346	23,485
Zevra Therapeutics, Inc.*(a)	2,697	13,674
		3,603,677
Professional Services - 1.8%
Alight, Inc., Class A*	30,979	236,680
ASGN, Inc.*	3,751	308,182
Asure Software, Inc.*	1,472	18,459
Barrett Business Services, Inc.	521	49,849
BlackSky Technology, Inc.*	9,193	12,503
CBIZ, Inc.*	3,730	209,290
Conduent, Inc.*	13,385	42,029
CRA International, Inc.	529	57,465
CSG Systems International, Inc.	2,426	131,756
ExlService Holdings, Inc.*	12,585	367,860
Exponent, Inc.	3,941	354,138
First Advantage Corp.	4,254	59,343
FiscalNote Holdings, Inc.*	4,841	10,699
Forrester Research, Inc.*	914	27,996
Franklin Covey Co.*	948	40,451
Heidrick & Struggles International, Inc.	1,542	40,848
HireQuest, Inc.	417	7,931
HireRight Holdings Corp.*	1,166	12,208
Huron Consulting Group, Inc.*	1,482	148,126
IBEX Holdings Ltd.*	850	16,626
ICF International, Inc.	1,457	196,782
Innodata, Inc.*(a)	1,961	25,493

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Insperity, Inc.	2,837	287,473
Kelly Services, Inc., Class A	2,566	47,445
Kforce, Inc.	1,508	94,476
Korn Ferry	4,060	206,979
Legalzoom.com, Inc.*	8,101	92,432
Maximus, Inc.	4,734	382,602
Mistras Group, Inc.*	1,620	8,651
NV5 Global, Inc.*	1,057	107,581
Planet Labs PBC*	14,842	48,237
Resources Connection, Inc.	2,523	39,132
Skillsoft Corp.*	6,227	8,157
Sterling Check Corp.*	1,843	25,691
TriNet Group, Inc.*(a)	2,931	325,136
TrueBlue, Inc.*	2,366	35,798
TTEC Holdings, Inc.	1,512	44,997
Upwork, Inc.*	9,628	142,591
Verra Mobility Corp., Class A*	10,863	193,253
Willdan Group, Inc.*	948	22,885
		4,488,230
Real Estate Management & Development - 0.6%
American Realty Investors, Inc.*	116	2,314
Anywhere Real Estate, Inc.*	8,388	55,025
Compass, Inc., Class A*	23,234	83,642
Cushman & Wakefield plc*	12,924	118,772
DigitalBridge Group, Inc.	12,590	219,318
Douglas Elliman, Inc.	6,304	15,823
eXp World Holdings, Inc.	5,384	103,481
Forestar Group, Inc.*	1,426	40,655
FRP Holdings, Inc.*	513	29,226
Kennedy-Wilson Holdings, Inc.	9,313	148,729
Marcus & Millichap, Inc.	1,879	62,571
Maui Land & Pineapple Co., Inc.*	586	8,075
Newmark Group, Inc., Class A	10,471	74,239
Opendoor Technologies, Inc.*	42,461	165,598
RE/MAX Holdings, Inc., Class A	1,359	22,016
Redfin Corp.*	8,272	78,749
RMR Group, Inc. (The), Class A	1,198	30,285
St Joe Co. (The)	2,680	165,463
Stratus Properties, Inc.	438	12,102
Tejon Ranch Co.*	1,630	27,188
Transcontinental Realty Investors, Inc.*	147	5,047
		1,468,318
Residential REITs - 0.3%
Apartment Investment and Management Co., Class A, REIT	11,541	87,827
BRT Apartments Corp., REIT	927	17,289
Centerspace, REIT	1,177	76,199
Clipper Realty, Inc., REIT	995	6,119
Elme Communities, REIT	6,839	105,184
Independence Realty Trust, Inc., REIT	17,560	295,535
NexPoint Residential Trust, Inc., REIT	1,773	66,576
UMH Properties, Inc., REIT	4,280	63,986
Veris Residential, Inc., REIT*	6,156	114,563
		833,278
Retail REITs - 0.9%
Acadia Realty Trust, REIT	7,272	108,280
Alexander's, Inc., REIT	167	32,022
CBL & Associates Properties, Inc., REIT(a)	2,093	44,769
Getty Realty Corp., REIT	3,488	104,710
InvenTrust Properties Corp., REIT	5,290	126,484
Kite Realty Group Trust, REIT	16,944	382,426
Macerich Co. (The), REIT	16,819	196,614
Necessity Retail REIT, Inc. (The), Class A, REIT	10,464	78,480
NETSTREIT Corp., REIT	4,768	80,722
Phillips Edison & Co., Inc., REIT	9,182	310,903
Retail Opportunity Investments Corp., REIT	9,579	128,933
RPT Realty, REIT	6,687	75,831
Saul Centers, Inc., REIT	907	34,067
SITE Centers Corp., REIT	14,833	198,021
Tanger Factory Outlet Centers, Inc., REIT	7,953	184,907
Urban Edge Properties, REIT	8,941	146,275
Whitestone REIT, REIT	3,784	37,840
		2,271,284
Semiconductors & Semiconductor Equipment - 2.3%
ACM Research, Inc., Class A*	3,743	65,727
Aehr Test Systems*	2,012	102,632
Alpha & Omega Semiconductor Ltd.*	1,804	56,916
Ambarella, Inc.*	2,841	176,568
Amkor Technology, Inc.	7,973	222,925
Atomera, Inc.*(a)	1,648	10,481
Axcelis Technologies, Inc.*	2,537	487,485
CEVA, Inc.*	1,808	41,982
Cohu, Inc.*	3,633	135,838
Credo Technology Group Holding Ltd.*	7,591	124,948
Diodes, Inc.*	3,515	287,703
FormFactor, Inc.*	6,004	212,061
Ichor Holdings Ltd.*	2,219	81,282
Impinj, Inc.*	1,789	119,094
indie Semiconductor, Inc., Class A*	10,718	71,811
inTEST Corp.*	834	14,612
Kulicke & Soffa Industries, Inc.	4,318	223,370
MACOM Technology Solutions Holdings, Inc.*	4,231	357,773
Maxeon Solar Technologies Ltd.*(a)	1,962	30,921
MaxLinear, Inc., Class A*	5,803	136,371
Navitas Semiconductor Corp., Class A*	7,939	70,101
NVE Corp.	371	32,815
Onto Innovation, Inc.*	3,812	529,792
PDF Solutions, Inc.*	2,383	86,598
Photronics, Inc.*	4,750	112,860
Power Integrations, Inc.	4,421	371,452
Rambus, Inc.*	8,486	479,204
Semtech Corp.*	4,975	130,096
Silicon Laboratories, Inc.*	2,471	333,239
SiTime Corp.*	1,337	177,407
SkyWater Technology, Inc.*	1,369	9,172
SMART Global Holdings, Inc.*	3,760	97,121
Synaptics, Inc.*	3,071	268,835
Transphorm, Inc.*	2,102	5,738
Ultra Clean Holdings, Inc.*	3,461	121,689
Veeco Instruments, Inc.*	3,956	115,476
		5,902,095
Software - 4.1%
8x8, Inc.*	8,805	28,616
A10 Networks, Inc.	5,495	81,821
ACI Worldwide, Inc.*	8,442	204,972

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Adeia, Inc.	8,325	83,750
Agilysys, Inc.*	1,560	110,050
Alarm.com Holdings, Inc.*	3,728	218,349
Alkami Technology, Inc.*	3,073	53,532
Altair Engineering, Inc., Class A*	4,180	277,886
American Software, Inc., Class A	2,483	28,629
Amplitude, Inc., Class A*	5,267	61,519
Appfolio, Inc., Class A*	1,494	287,998
Appian Corp., Class A*	3,193	155,499
Applied Digital Corp.*	5,306	32,048
Asana, Inc., Class A*	6,183	132,873
Aurora Innovation, Inc.*	23,652	74,977
AvePoint, Inc.*	11,927	82,773
Bit Digital, Inc.*(a)	5,622	13,212
Blackbaud, Inc.*	3,389	257,937
BlackLine, Inc.*	4,386	263,423
Box, Inc., Class A*	10,970	290,486
Braze, Inc., Class A*	2,686	124,254
C3.ai, Inc., Class A*(a)	4,563	141,544
Cerence, Inc.*	3,138	81,902
Cipher Mining, Inc.*(a)	3,235	10,320
Cleanspark, Inc.*	5,952	29,343
Clear Secure, Inc., Class A	6,486	141,006
CommVault Systems, Inc.*	3,475	237,377
Consensus Cloud Solutions, Inc.*	1,544	49,300
CoreCard Corp.*	563	11,958
Couchbase, Inc.*	2,645	45,230
CS Disco, Inc.*	1,757	16,692
CXApp, Inc.*	152	603
Digimarc Corp.*(a)	1,106	36,210
Digital Turbine, Inc.*	7,365	65,622
Domo, Inc., Class B*	2,384	25,413
E2open Parent Holdings, Inc.*	15,518	74,952
Ebix, Inc.(a)	2,054	34,302
eGain Corp.*	1,662	11,069
Enfusion, Inc., Class A*	1,987	16,969
EngageSmart, Inc.*	3,780	66,944
Envestnet, Inc.*	3,898	212,948
Everbridge, Inc.*	3,165	78,524
EverCommerce, Inc.*	1,815	19,185
Expensify, Inc., Class A*	4,295	18,426
Freshworks, Inc., Class A*	12,607	275,715
Instructure Holdings, Inc.*	1,518	39,331
Intapp, Inc.*	1,217	44,554
InterDigital, Inc.	2,108	182,785
Jamf Holding Corp.*	5,436	91,651
Kaltura, Inc.*	6,454	12,198
LivePerson, Inc.*	4,937	20,735
LiveRamp Holdings, Inc.*	4,963	160,503
LiveVox Holdings, Inc.*	1,733	5,580
Marathon Digital Holdings, Inc.*(a)	13,097	164,629
Matterport, Inc.*	19,512	52,292
MeridianLink, Inc.*(a)	2,043	36,182
MicroStrategy, Inc., Class A*(a)	860	307,476
Mitek Systems, Inc.*	3,319	37,073
Model N, Inc.*	2,903	78,381
N-able, Inc.*	5,441	72,746
NextNav, Inc.*(a)	4,209	18,183
Olo, Inc., Class A*	8,045	51,890
ON24, Inc.	2,542	17,438
OneSpan, Inc.*	3,118	38,195
PagerDuty, Inc.*	6,637	170,969
PowerSchool Holdings, Inc., Class A*	4,361	96,465
Progress Software Corp.	3,387	206,065
PROS Holdings, Inc.*	3,478	124,721
Q2 Holdings, Inc.*	4,429	152,402
Qualys, Inc.*	2,895	450,607
Rapid7, Inc.*	4,668	235,221
Red Violet, Inc.*(a)	866	17,805
Rimini Street, Inc.*	3,795	9,184
Riot Platforms, Inc.*(a)	12,439	141,183
Sapiens International Corp. NV	2,391	71,467
SEMrush Holdings, Inc., Class A*	2,437	23,030
SolarWinds Corp.*	3,963	42,206
SoundHound AI, Inc.*(a)	10,887	27,435
SoundThinking, Inc.*	696	14,936
Sprinklr, Inc., Class A*	6,769	102,415
Sprout Social, Inc., Class A*	3,718	199,062
SPS Commerce, Inc.*	2,856	531,587
Tenable Holdings, Inc.*	8,885	403,112
Terawulf, Inc.*(a)	3,916	8,184
Varonis Systems, Inc., Class B*	8,458	270,064
Verint Systems, Inc.*	4,922	159,424
Veritone, Inc.*(a)	2,036	6,251
Viant Technology, Inc., Class A*	1,119	7,016
Weave Communications, Inc.*	2,553	26,066
Workiva, Inc., Class A*	3,805	425,589
Xperi, Inc.*	3,283	38,739
Yext, Inc.*	8,326	72,936
Zeta Global Holdings Corp., Class A*	10,441	84,885
Zuora, Inc., Class A*	9,624	87,675
		10,204,681
Specialized REITs - 0.3%
Farmland Partners, Inc., REIT(a)	3,934	43,667
Four Corners Property Trust, Inc., REIT	6,744	169,679
Gladstone Land Corp., REIT	2,608	41,024
Outfront Media, Inc., REIT	11,483	130,332
PotlatchDeltic Corp., REIT	6,157	290,980
Safehold, Inc., REIT	2,317	49,306
Uniti Group, Inc., REIT	18,536	99,538
		824,526
Specialty Retail - 1.9%
1-800-Flowers.com, Inc., Class A*	2,025	15,248
Aaron's Co., Inc. (The)	2,458	29,668
Abercrombie & Fitch Co., Class A*	3,799	204,196
Academy Sports & Outdoors, Inc.	5,811	317,106
American Eagle Outfitters, Inc.	14,220	241,171
America's Car-Mart, Inc.*	455	50,646
Arko Corp.	6,409	48,260
Asbury Automotive Group, Inc.*	1,687	388,010
BARK, Inc.*	8,513	13,621
Big 5 Sporting Goods Corp.(a)	1,673	13,267
Boot Barn Holdings, Inc.*	2,315	212,401
Buckle, Inc. (The)	2,376	86,819
Build-A-Bear Workshop, Inc.	1,034	27,267
Caleres, Inc.	2,699	77,380
Camping World Holdings, Inc., Class A	3,253	80,447
CarParts.com, Inc.*	4,130	19,948
Carvana Co.*	7,466	375,913
Cato Corp. (The), Class A	1,354	10,493
Chico's FAS, Inc.*	9,482	48,643
Children's Place, Inc. (The)*	927	24,575
Designer Brands, Inc., Class A	3,840	40,358
Destination XL Group, Inc.*	4,532	20,666

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Duluth Holdings, Inc., Class B*	1,052	6,685
Envela Corp.*	590	3,009
EVgo, Inc., Class A*	5,577	22,420
Foot Locker, Inc.	6,390	125,372
Genesco, Inc.*	939	32,189
Group 1 Automotive, Inc.	1,084	286,631
GrowGeneration Corp.*	4,575	14,869
Guess?, Inc.(a)	2,239	53,870
Haverty Furniture Cos., Inc.	1,138	35,619
Hibbett, Inc.	978	45,291
J Jill, Inc.*	354	8,889
Lands' End, Inc.*	1,167	8,986
Lazydays Holdings, Inc.*(a)	985	11,603
Leslie's, Inc.*	13,820	86,513
MarineMax, Inc.*	1,662	55,295
Monro, Inc.	2,425	79,395
National Vision Holdings, Inc.*	6,043	110,647
ODP Corp. (The)*	2,667	131,536
OneWater Marine, Inc., Class A*	898	23,447
Overstock.com, Inc.*	3,509	91,620
PetMed Express, Inc.	1,598	18,009
Rent the Runway, Inc., Class A*(a)	3,739	5,160
Revolve Group, Inc., Class A*	3,193	46,777
Sally Beauty Holdings, Inc.*	8,351	84,846
Shoe Carnival, Inc.	1,305	30,185
Signet Jewelers Ltd.	3,468	260,100
Sleep Number Corp.*	1,662	42,514
Sonic Automotive, Inc., Class A	1,221	65,104
Sportsman's Warehouse Holdings, Inc.*	2,944	14,161
Stitch Fix, Inc., Class A*	6,561	28,803
ThredUp, Inc., Class A*	5,583	22,220
Tile Shop Holdings, Inc.*	2,241	13,267
Tilly's, Inc., Class A*	1,741	15,652
Torrid Holdings, Inc.*(a)	939	2,122
Upbound Group, Inc.	4,288	131,299
Urban Outfitters, Inc.*	4,966	164,921
Warby Parker, Inc., Class A*	6,594	79,194
Winmark Corp.	222	84,478
Zumiez, Inc.*	1,239	23,529
		4,712,330
Technology Hardware, Storage & Peripherals - 0.6%
Avid Technology, Inc.*	2,647	70,569
CompoSecure, Inc.*(a)	1,279	8,032
Corsair Gaming, Inc.*	2,875	45,195
CPI Card Group, Inc.*	331	6,842
Eastman Kodak Co.*(a)	4,434	19,820
Immersion Corp.	2,434	17,087
Intevac, Inc.*	1,985	6,888
IonQ, Inc.*	12,507	214,995
Super Micro Computer, Inc.*	3,610	993,039
Turtle Beach Corp.*	1,217	13,229
Xerox Holdings Corp.	8,932	141,929
		1,537,625
Textiles, Apparel & Luxury Goods - 0.4%
Allbirds, Inc., Class A*	7,393	9,537
Figs, Inc., Class A*	9,943	61,448
Fossil Group, Inc.*	3,703	7,850
G-III Apparel Group Ltd.*	3,278	65,068
Hanesbrands, Inc.	27,386	143,777
Kontoor Brands, Inc.	4,330	198,271
Movado Group, Inc.	1,192	32,601
Oxford Industries, Inc.	1,165	117,653
Rocky Brands, Inc.	543	9,649
Steven Madden Ltd.	5,858	202,101
Vera Bradley, Inc.*	2,040	14,627
Wolverine World Wide, Inc.	6,045	48,844
		911,426
Tobacco - 0.1%
Ispire Technology, Inc.*	212	2,109
Turning Point Brands, Inc.	1,332	32,794
Universal Corp.	1,876	89,335
Vector Group Ltd.	11,311	121,141
		245,379
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc.	1,479	21,046
Applied Industrial Technologies, Inc.	3,004	463,727
Beacon Roofing Supply, Inc.*	4,191	334,651
BlueLinx Holdings, Inc.*	680	60,697
Boise Cascade Co.	3,091	338,063
Custom Truck One Source, Inc.*	4,412	29,604
Distribution Solutions Group, Inc.*	353	18,190
DXP Enterprises, Inc.*	1,122	39,909
EVI Industries, Inc.*	369	9,749
FTAI Aviation Ltd.	7,747	286,329
GATX Corp.	2,764	326,539
Global Industrial Co.	1,020	34,517
GMS, Inc.*	3,235	224,315
H&E Equipment Services, Inc.	2,502	113,391
Herc Holdings, Inc.	2,200	286,308
Hudson Technologies, Inc.*	3,410	41,125
Karat Packaging, Inc.	444	11,056
McGrath RentCorp	1,921	194,213
MRC Global, Inc.*	6,528	60,841
NOW, Inc.*	8,539	95,381
Rush Enterprises, Inc., Class A	4,847	200,693
Rush Enterprises, Inc., Class B	728	33,443
Textainer Group Holdings Ltd.	3,360	133,157
Titan Machinery, Inc.*	1,601	49,663
Transcat, Inc.*	575	58,627
Triton International Ltd.	4,248	356,450
Veritiv Corp.	1,020	171,697
Willis Lease Finance Corp.*	221	9,421
Xometry, Inc., Class A*(a)	2,641	50,311
		4,053,113
Water Utilities - 0.4%
American States Water Co.	2,884	242,862
Artesian Resources Corp., Class A	654	30,189
Cadiz, Inc.*(a)	3,153	12,643
California Water Service Group	4,365	219,341
Consolidated Water Co. Ltd., Class D	1,170	31,169
Global Water Resources, Inc.	883	9,845
Middlesex Water Co.	1,363	102,579
Pure Cycle Corp.*	1,521	16,716
SJW Group	2,412	158,613
York Water Co. (The)	1,109	45,181
		869,138
Wireless Telecommunication Services - 0.1%
Gogo, Inc.*	5,158	58,543
Shenandoah Telecommunications Co.	3,780	85,957
Spok Holdings, Inc.	1,382	19,680
Telephone and Data Systems, Inc.	7,699	165,452

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)

Tingo Group, Inc.*(a)	9,496	12,250
		341,882
TOTAL COMMON STOCKS (Cost $206,704,275)		185,626,037

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(c)

Biotechnology - 0.0%
Aduro Biotech, Inc., CVR*(d)(e)	899	—
Chinook Therape, CVR*(d)(e)	4,511	—
Oncternal Therapeutics, Inc., CVR*(d)(e)	23	—
Tobira Therapeutics, Inc., CVR*(d)(e)	218	—
		—
Food Products - 0.0%(c)
Contraf-Nicotex-Tobacco GmbH, CVR*(d)(e)	1,074	537
TOTAL RIGHTS (Cost $2,244)		537

SECURITIES LENDING REINVESTMENTS(f) - 1.8%

INVESTMENT COMPANIES - 1.8%
Invesco Government & Agency Portfolio, Institutional Class 5.25% (Cost $4,623,753)	4,623,753	4,623,753

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.3%

REPURCHASE AGREEMENTS(g) - 4.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $10,863,828
(Cost $10,862,235)	10,862,235	10,862,235

Total Investments - 79.8% (Cost $222,192,507)		201,112,562
Other assets less liabilities - 20.2%		50,897,330
Net Assets - 100.0%		252,009,892

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $5,263,716, collateralized in the form of cash with a value of $4,623,889 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $918,333 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from September 7, 2023 – May 15, 2053. The total value of collateral is $5,542,222.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Represents less than 0.05% of net assets.
(d)	Security fair valued as of August 31, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at August 31, 2023 amounted to $537, which represents approximately 0.00% of net assets of the Fund.
(e)	Illiquid security.
(f)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $4,623,753.
(g)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Abbreviations
CVR	Contingent Value Rights - No defined expiration
REIT	Real Estate Investment Trust

UltraPro Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	56	9/15/2023	U.S. Dollar	$5,324,480	$126,428

Swap Agreements

UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
80,774,393	3/6/2025	Bank of America NA	5.48%	Russell 2000® Index	2,700,436
36,604,934	11/6/2023	Barclays Capital	5.83%	Russell 2000® Index	(3,489,258)
84,613,647	2/11/2025	BNP Paribas SA	5.48%	Russell 2000® Index	2,666,919
65,525,662	11/6/2023	Citibank NA	5.62%	Russell 2000® Index	4,266,102
39,936,973	3/6/2025	Goldman Sachs International	5.73%	Russell 2000® Index	1,816,579
56,671,254	11/6/2023	Morgan Stanley & Co. International plc	5.78%	Russell 2000® Index	(13,916,484)
87,748,119	4/8/2024	Societe Generale	5.88%	Russell 2000® Index	(845,887)
113,289,316	11/7/2024	UBS AG	5.33%	Russell 2000® Index	4,869,600
565,164,298					(1,931,993)
				Total Unrealized Appreciation	16,319,636
				Total Unrealized Depreciation	(18,251,629)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro S&P500®

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 68.5%

Aerospace & Defense - 1.1%
Axon Enterprise, Inc.*	3,488	742,630
Boeing Co. (The)*	28,071	6,288,746
General Dynamics Corp.	11,160	2,529,302
Howmet Aerospace, Inc.	18,259	903,273
Huntington Ingalls Industries, Inc.	1,989	438,216
L3Harris Technologies, Inc.	9,406	1,675,115
Lockheed Martin Corp.	11,182	5,013,450
Northrop Grumman Corp.	7,080	3,066,277
RTX Corp.	72,520	6,239,621
Textron, Inc.	10,017	778,421
TransDigm Group, Inc.*	2,593	2,343,683
		30,018,734
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	5,781	522,776
Expeditors International of Washington, Inc.	7,591	885,945
FedEx Corp.	11,481	2,996,771
United Parcel Service, Inc., Class B	35,971	6,093,487
		10,498,979
Automobile Components - 0.1%
Aptiv plc*	13,428	1,362,271
BorgWarner, Inc.	11,639	474,289
		1,836,560
Automobiles - 1.4%
Ford Motor Co.	195,077	2,366,284
General Motors Co.	69,009	2,312,492
Tesla, Inc.*	133,726	34,512,006
		39,190,782
Banks - 2.0%
Bank of America Corp.	344,147	9,866,695
Citigroup, Inc.	96,628	3,989,770
Citizens Financial Group, Inc.	24,026	675,851
Comerica, Inc.	6,535	314,399
Fifth Third Bancorp	33,791	897,151
Huntington Bancshares, Inc.	71,660	794,709
JPMorgan Chase & Co.	145,053	21,225,605
KeyCorp	46,425	525,995
M&T Bank Corp.	8,236	1,029,912
PNC Financial Services Group, Inc. (The)	19,810	2,391,661
Regions Financial Corp.	46,571	854,112
Truist Financial Corp.	66,109	2,019,630
US Bancorp	69,235	2,529,155
Wells Fargo & Co.	186,252	7,690,345
Zions Bancorp NA	7,351	260,961
		55,065,951
Beverages - 1.1%
Brown-Forman Corp., Class B	9,082	600,592
Coca-Cola Co. (The)	193,196	11,558,917
Constellation Brands, Inc., Class A	8,000	2,084,480
Keurig Dr Pepper, Inc.	41,807	1,406,805
Molson Coors Beverage Co., Class B	9,320	591,727
Monster Beverage Corp.*	37,931	2,177,619
PepsiCo, Inc.	68,377	12,165,636
		30,585,776
Biotechnology - 1.4%
AbbVie, Inc.	87,578	12,870,463
Amgen, Inc.	26,525	6,799,418
Biogen, Inc.*	7,181	1,919,912
Gilead Sciences, Inc.	61,909	4,734,800
Incyte Corp.*	9,197	593,482
Moderna, Inc.*	16,273	1,839,988
Regeneron Pharmaceuticals, Inc.*	5,348	4,420,069
Vertex Pharmaceuticals, Inc.*	12,778	4,451,089
		37,629,221
Broadline Retail - 2.3%
Amazon.com, Inc.*	443,095	61,151,541
eBay, Inc.	26,546	1,188,730
Etsy, Inc.*	6,125	450,616
		62,790,887
Building Products - 0.3%
A O Smith Corp.	6,174	447,615
Allegion plc	4,373	497,691
Carrier Global Corp.	41,436	2,380,498
Johnson Controls International plc	34,053	2,011,170
Masco Corp.	11,167	658,965
Trane Technologies plc	11,319	2,323,338
		8,319,277
Capital Markets - 1.8%
Ameriprise Financial, Inc.	5,179	1,748,327
Bank of New York Mellon Corp. (The)	35,641	1,599,212
BlackRock, Inc.	7,437	5,209,916
Cboe Global Markets, Inc.	5,249	785,828
Charles Schwab Corp. (The)	73,769	4,363,436
CME Group, Inc.	17,854	3,618,649
FactSet Research Systems, Inc.	1,908	832,670
Franklin Resources, Inc.	14,170	378,906
Goldman Sachs Group, Inc. (The)	16,506	5,409,181
Intercontinental Exchange, Inc.	27,793	3,279,296
Invesco Ltd.	22,740	362,021
MarketAxess Holdings, Inc.	1,875	451,744
Moody's Corp.	7,826	2,635,797
Morgan Stanley	64,662	5,505,969
MSCI, Inc., Class A	3,972	2,159,259
Nasdaq, Inc.	16,803	881,821
Northern Trust Corp.	10,335	786,183
Raymond James Financial, Inc.	9,459	989,317
S&P Global, Inc.	16,281	6,363,592
State Street Corp.	16,590	1,140,396
T. Rowe Price Group, Inc.	11,141	1,250,354
		49,751,874
Chemicals - 1.2%
Air Products and Chemicals, Inc.	11,028	3,258,664
Albemarle Corp.	5,828	1,158,082
Celanese Corp.	4,969	627,883
CF Industries Holdings, Inc.	9,672	745,421
Corteva, Inc.	35,283	1,782,144
Dow, Inc.	35,111	1,915,656
DuPont de Nemours, Inc.	22,783	1,751,785
Eastman Chemical Co.	5,920	503,259
Ecolab, Inc.	12,298	2,260,495
FMC Corp.	6,199	534,540
International Flavors & Fragrances, Inc.	12,664	892,179
Linde plc	24,299	9,404,685
LyondellBasell Industries NV, Class A	12,594	1,243,909
Mosaic Co. (The)	16,489	640,598
PPG Industries, Inc.	11,692	1,657,458

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Sherwin-Williams Co. (The)	11,655	3,166,897
		31,543,655
Commercial Services & Supplies - 0.3%
Cintas Corp.	4,297	2,166,418
Copart, Inc.*	42,588	1,909,220
Republic Services, Inc.	10,206	1,470,991
Rollins, Inc.	11,499	455,015
Waste Management, Inc.	18,379	2,881,460
		8,883,104
Communications Equipment - 0.6%
Arista Networks, Inc.*	12,399	2,420,657
Cisco Systems, Inc.	203,307	11,659,657
F5, Inc.*	2,996	490,325
Juniper Networks, Inc.	15,967	464,959
Motorola Solutions, Inc.	8,330	2,362,138
		17,397,736
Construction & Engineering - 0.1%
Quanta Services, Inc.	7,203	1,511,694

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,072	1,371,372
Vulcan Materials Co.	6,608	1,442,196
		2,813,568
Consumer Finance - 0.3%
American Express Co.	29,511	4,662,443
Capital One Financial Corp.	18,956	1,940,905
Discover Financial Services	12,606	1,135,422
Synchrony Financial	21,275	686,757
		8,425,527
Consumer Staples Distribution & Retail - 1.2%
Costco Wholesale Corp.	22,013	12,091,301
Dollar General Corp.	10,883	1,507,295
Dollar Tree, Inc.*	10,314	1,262,021
Kroger Co. (The)	32,413	1,503,639
Sysco Corp.	25,148	1,751,558
Target Corp.	22,914	2,899,767
Walgreens Boots Alliance, Inc.	35,551	899,796
Walmart, Inc.	69,625	11,321,721
		33,237,098
Containers & Packaging - 0.2%
Amcor plc	73,044	711,448
Avery Dennison Corp.	4,005	754,462
Ball Corp.	15,616	850,291
International Paper Co.	17,230	601,672
Packaging Corp. of America	4,466	665,881
Sealed Air Corp.	7,163	265,461
Westrock Co.	12,706	415,613
		4,264,828
Distributors - 0.1%
Genuine Parts Co.	6,967	1,071,037
LKQ Corp.	12,605	662,141
Pool Corp.	1,944	710,726
		2,443,904
Diversified Telecommunication Services - 0.5%
AT&T, Inc.	354,864	5,248,439
Verizon Communications, Inc.	208,676	7,299,486
		12,547,925
Electric Utilities - 1.1%
Alliant Energy Corp.	12,484	626,322
American Electric Power Co., Inc.	25,552	2,003,277
Constellation Energy Corp.	16,099	1,676,872
Duke Energy Corp.	38,252	3,396,778
Edison International	19,008	1,308,701
Entergy Corp.	10,495	999,649
Evergy, Inc.	11,401	626,713
Eversource Energy	17,320	1,105,362
Exelon Corp.	49,373	1,980,845
FirstEnergy Corp.	27,016	974,467
NextEra Energy, Inc.	100,436	6,709,125
NRG Energy, Inc.	11,429	429,159
PG&E Corp.*	80,245	1,307,993
Pinnacle West Capital Corp.	5,619	434,180
PPL Corp.	36,585	911,698
Southern Co. (The)	54,126	3,665,954
Xcel Energy, Inc.	27,320	1,560,792
		29,717,887
Electrical Equipment - 0.4%
AMETEK, Inc.	11,442	1,825,114
Eaton Corp. plc	19,790	4,559,022
Emerson Electric Co.	28,366	2,786,960
Generac Holdings, Inc.*	3,083	366,291
Rockwell Automation, Inc.	5,701	1,779,168
		11,316,555
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	29,548	2,611,452
CDW Corp.	6,695	1,413,649
Corning, Inc.	37,983	1,246,602
Keysight Technologies, Inc.*	8,839	1,178,239
TE Connectivity Ltd.	15,645	2,071,241
Teledyne Technologies, Inc.*	2,333	975,894
Trimble, Inc.*	12,300	673,917
Zebra Technologies Corp., Class A*	2,555	702,651
		10,873,645
Energy Equipment & Services - 0.3%
Baker Hughes Co., Class A	50,257	1,818,801
Halliburton Co.	44,783	1,729,519
Schlumberger NV	70,751	4,171,479
		7,719,799
Entertainment - 0.9%
Activision Blizzard, Inc.	35,515	3,267,025
Electronic Arts, Inc.	12,930	1,551,341
Live Nation Entertainment, Inc.*	7,139	603,460
Netflix, Inc.*	22,067	9,570,017
Take-Two Interactive Software, Inc.*	7,864	1,118,261
Walt Disney Co. (The)*	90,703	7,590,027
Warner Bros Discovery, Inc.*	110,046	1,446,004
		25,146,135
Financial Services - 3.0%
Berkshire Hathaway, Inc., Class B*	88,516	31,883,463
Fidelity National Information Services, Inc.	29,410	1,642,843
Fiserv, Inc.*	30,645	3,719,996
FleetCor Technologies, Inc.*	3,667	996,434
Global Payments, Inc.	13,003	1,647,350
Jack Henry & Associates, Inc.	3,626	568,484
Mastercard, Inc., Class A	41,534	17,138,590
PayPal Holdings, Inc.*	55,364	3,460,804
Visa, Inc., Class A	80,328	19,734,983
		80,792,947
Food Products - 0.7%
Archer-Daniels-Midland Co.	27,039	2,144,193
Bunge Ltd.	7,479	854,999
Campbell Soup Co.	9,964	415,499
Conagra Brands, Inc.	23,673	707,349

UltraPro S&P500®
Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
General Mills, Inc.	29,152	1,972,424
Hershey Co. (The)	7,310	1,570,627
Hormel Foods Corp.	14,373	554,654
J M Smucker Co. (The)	5,295	767,510
Kellogg Co.	12,753	778,188
Kraft Heinz Co. (The)	39,600	1,310,364
Lamb Weston Holdings, Inc.	7,230	704,274
McCormick & Co., Inc. (Non-Voting)	12,456	1,022,388
Mondelez International, Inc., Class A	67,591	4,816,535
Tyson Foods, Inc., Class A	14,176	755,156
		18,374,160
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	7,168	831,130

Ground Transportation - 0.5%
CSX Corp.	100,918	3,047,724
JB Hunt Transport Services, Inc.	4,116	773,314
Norfolk Southern Corp.	11,298	2,316,203
Old Dominion Freight Line, Inc.	4,465	1,908,207
Union Pacific Corp.	30,267	6,675,992
		14,721,440
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	86,320	8,882,328
Align Technology, Inc.*	3,540	1,310,296
Baxter International, Inc.	25,099	1,019,019
Becton Dickinson & Co.	14,103	3,941,083
Boston Scientific Corp.*	71,368	3,849,590
Cooper Cos., Inc. (The)	2,455	908,325
DENTSPLY SIRONA, Inc.	10,547	391,188
Dexcom, Inc.*	19,246	1,943,461
Edwards Lifesciences Corp.*	30,091	2,301,059
GE HealthCare Technologies, Inc.	19,407	1,367,223
Hologic, Inc.*	12,217	913,099
IDEXX Laboratories, Inc.*	4,121	2,107,521
Insulet Corp.*	3,463	663,892
Intuitive Surgical, Inc.*	17,391	5,437,818
Medtronic plc	66,033	5,381,689
ResMed, Inc.	7,292	1,163,730
STERIS plc	4,929	1,131,649
Stryker Corp.	16,774	4,756,268
Teleflex, Inc.	2,329	495,471
Zimmer Biomet Holdings, Inc.	10,347	1,232,535
		49,197,244
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	12,639	1,103,764
Cencora, Inc.	8,037	1,414,351
Centene Corp.*	27,240	1,679,346
Cigna Group (The)	14,679	4,055,220
CVS Health Corp.	63,632	4,146,897
DaVita, Inc.*	2,754	282,065
Elevance Health, Inc.	11,767	5,201,132
HCA Healthcare, Inc.	10,233	2,837,611
Henry Schein, Inc.*	6,502	497,663
Humana, Inc.	6,195	2,859,798
Laboratory Corp. of America Holdings	4,406	916,889
McKesson Corp.	6,737	2,777,800
Molina Healthcare, Inc.*	2,886	895,006
Quest Diagnostics, Inc.	5,556	730,614
UnitedHealth Group, Inc.	46,221	22,028,004
Universal Health Services, Inc., Class B	3,120	420,264
		51,846,424
Health Care REITs - 0.1%
Healthpeak Properties, Inc., REIT	27,150	558,747
Ventas, Inc., REIT	19,858	867,397
Welltower, Inc., REIT	24,670	2,044,650
		3,470,794
Hotel & Resort REITs - 0.0%(a)
Host Hotels & Resorts, Inc., REIT	35,302	557,419

Hotels, Restaurants & Leisure - 1.4%
Booking Holdings, Inc.*	1,837	5,703,940
Caesars Entertainment, Inc.*	10,685	590,453
Carnival Corp.*	49,852	788,659
Chipotle Mexican Grill, Inc.*	1,364	2,627,937
Darden Restaurants, Inc.	6,010	934,615
Domino's Pizza, Inc.	1,757	680,662
Expedia Group, Inc.*	7,072	766,534
Hilton Worldwide Holdings, Inc.	13,138	1,952,964
Las Vegas Sands Corp.	16,313	894,931
Marriott International, Inc., Class A	12,793	2,603,503
McDonald's Corp.	36,242	10,189,438
MGM Resorts International	14,987	659,128
Norwegian Cruise Line Holdings Ltd.*	21,052	348,832
Royal Caribbean Cruises Ltd.*	10,917	1,080,128
Starbucks Corp.	56,913	5,545,603
Wynn Resorts Ltd.	5,147	521,803
Yum! Brands, Inc.	13,904	1,798,899
		37,688,029
Household Durables - 0.3%
DR Horton, Inc.	15,405	1,833,503
Garmin Ltd.	7,603	806,070
Lennar Corp., Class A	12,597	1,500,177
Mohawk Industries, Inc.*	2,627	266,352
Newell Brands, Inc.	18,704	197,888
NVR, Inc.*	155	988,486
PulteGroup, Inc.	11,072	908,568
Whirlpool Corp.	2,725	381,391
		6,882,435
Household Products - 0.9%
Church & Dwight Co., Inc.	12,123	1,173,143
Clorox Co. (The)	6,139	960,447
Colgate-Palmolive Co.	41,180	3,025,495
Kimberly-Clark Corp.	16,750	2,157,902
Procter & Gamble Co. (The)	116,992	18,056,545
		25,373,532
Independent Power and Renewable Electricity Producers - 0.0%(a)
AES Corp. (The)	33,221	595,653

Industrial Conglomerates - 0.6%
3M Co.	27,387	2,921,371
General Electric Co.	54,053	6,186,907
Honeywell International, Inc.	33,034	6,208,410
		15,316,688
Industrial REITs - 0.2%
Prologis, Inc., REIT	45,836	5,692,831

Insurance - 1.4%
Aflac, Inc.	27,295	2,035,388
Allstate Corp. (The)	13,048	1,406,705
American International Group, Inc.	35,927	2,102,448

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Aon plc, Class A	10,139	3,380,241
Arch Capital Group Ltd.*	18,481	1,420,450
Arthur J Gallagher & Co.	10,634	2,450,924
Assurant, Inc.	2,642	368,110
Brown & Brown, Inc.	11,692	866,377
Chubb Ltd.	20,562	4,130,289
Cincinnati Financial Corp.	7,796	824,739
Everest Group Ltd.	2,121	765,002
Globe Life, Inc.	4,420	493,140
Hartford Financial Services Group, Inc. (The)	15,398	1,105,884
Lincoln National Corp.	7,667	196,735
Loews Corp.	9,391	583,087
Marsh & McLennan Cos., Inc.	24,560	4,788,954
MetLife, Inc.	31,927	2,022,256
Principal Financial Group, Inc.	11,202	870,508
Progressive Corp. (The)	29,060	3,878,638
Prudential Financial, Inc.	18,122	1,715,610
Travelers Cos., Inc. (The)	11,467	1,848,825
W R Berkley Corp.	9,972	616,868
Willis Towers Watson plc	5,284	1,092,520
		38,963,698
Interactive Media & Services - 4.0%
Alphabet, Inc., Class A*	294,898	40,156,261
Alphabet, Inc., Class C*	253,664	34,840,750
Match Group, Inc.*	13,822	647,837
Meta Platforms, Inc., Class A*	109,805	32,490,202
		108,135,050
IT Services - 0.8%
Accenture plc, Class A	31,348	10,149,542
Akamai Technologies, Inc.*	7,561	794,585
Cognizant Technology Solutions Corp., Class A	25,188	1,803,713
DXC Technology Co.*	11,300	234,362
EPAM Systems, Inc.*	2,866	742,265
Gartner, Inc.*	3,920	1,370,746
International Business Machines Corp.	45,072	6,617,922
VeriSign, Inc.*	4,498	934,639
		22,647,774
Leisure Products - 0.0%(a)
Hasbro, Inc.	6,466	465,552

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	14,679	1,777,187
Bio-Rad Laboratories, Inc., Class A*	1,065	426,213
Bio-Techne Corp.	7,807	612,069
Charles River Laboratories International, Inc.*	2,542	525,736
Danaher Corp.	32,965	8,735,725
Illumina, Inc.*	7,841	1,295,490
IQVIA Holdings, Inc.*	9,216	2,051,758
Mettler-Toledo International, Inc.*	1,099	1,333,615
Revvity, Inc.	6,220	727,927
Thermo Fisher Scientific, Inc.	19,149	10,667,908
Waters Corp.*	2,923	820,778
West Pharmaceutical Services, Inc.	3,688	1,500,647
		30,475,053
Machinery - 1.2%
Caterpillar, Inc.	25,581	7,191,586
Cummins, Inc.	7,020	1,614,881
Deere & Co.	13,385	5,500,432
Dover Corp.	6,944	1,029,795
Fortive Corp.	17,553	1,384,054
IDEX Corp.	3,744	847,642
Illinois Tool Works, Inc.	13,725	3,394,879
Ingersoll Rand, Inc.	20,073	1,397,281
Nordson Corp.	2,676	653,319
Otis Worldwide Corp.	20,518	1,755,315
PACCAR, Inc.	25,937	2,134,314
Parker-Hannifin Corp.	6,364	2,653,152
Pentair plc	8,190	575,429
Snap-on, Inc.	2,631	706,687
Stanley Black & Decker, Inc.	7,608	718,043
Westinghouse Air Brake Technologies Corp.	8,927	1,004,466
Xylem, Inc.	11,868	1,228,813
		33,790,088
Media - 0.6%
Charter Communications, Inc., Class A*	5,164	2,262,452
Comcast Corp., Class A	206,459	9,654,023
Fox Corp., Class A	13,355	441,516
Fox Corp., Class B	6,789	207,200
Interpublic Group of Cos., Inc. (The)	19,164	624,938
News Corp., Class A	18,913	406,440
News Corp., Class B	5,833	128,326
Omnicom Group, Inc.	9,907	802,566
Paramount Global, Class B(b)	25,164	379,725
		14,907,186
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	71,145	2,839,397
Newmont Corp.	39,448	1,555,040
Nucor Corp.	12,476	2,147,120
Steel Dynamics, Inc.	7,966	849,096
		7,390,653
Multi-Utilities - 0.5%
Ameren Corp.	13,036	1,033,364
CenterPoint Energy, Inc.	31,323	873,598
CMS Energy Corp.	14,474	813,294
Consolidated Edison, Inc.	17,203	1,530,379
Dominion Energy, Inc.	41,492	2,014,022
DTE Energy Co.	10,233	1,057,888
NiSource, Inc.	20,506	548,741
Public Service Enterprise Group, Inc.	24,768	1,512,829
Sempra	31,243	2,193,883
WEC Energy Group, Inc.	15,661	1,317,403
		12,895,401
Office REITs - 0.1%
Alexandria Real Estate Equities, Inc., REIT	7,807	908,266
Boston Properties, Inc., REIT	7,078	472,598
		1,380,864
Oil, Gas & Consumable Fuels - 2.8%
APA Corp.	15,315	671,410
Chevron Corp.	88,357	14,234,313
ConocoPhillips	60,070	7,150,132
Coterra Energy, Inc.	37,593	1,059,747
Devon Energy Corp.	31,855	1,627,472
Diamondback Energy, Inc.	8,991	1,364,654
EOG Resources, Inc.	29,035	3,734,482
EQT Corp.	17,952	775,885
Exxon Mobil Corp.	200,687	22,314,388

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Hess Corp.	13,715	2,118,967
Kinder Morgan, Inc.	97,895	1,685,752
Marathon Oil Corp.	30,660	807,891
Marathon Petroleum Corp.	21,058	3,006,451
Occidental Petroleum Corp.	35,660	2,239,091
ONEOK, Inc.	22,216	1,448,483
Phillips 66	22,776	2,600,108
Pioneer Natural Resources Co.	11,607	2,761,654
Targa Resources Corp.	11,214	967,207
Valero Energy Corp.	17,945	2,331,055
Williams Cos., Inc. (The)	60,465	2,087,856
		74,986,998
Passenger Airlines - 0.1%
Alaska Air Group, Inc.*	6,345	266,300
American Airlines Group, Inc.*	32,403	477,296
Delta Air Lines, Inc.	31,906	1,368,129
Southwest Airlines Co.	29,535	933,306
United Airlines Holdings, Inc.*	16,280	810,907
		3,855,938
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. (The), Class A	11,512	1,848,021
Kenvue, Inc.	86,397	1,991,451
		3,839,472
Pharmaceuticals - 2.8%
Bristol-Myers Squibb Co.	104,285	6,429,170
Catalent, Inc.*	8,940	446,732
Eli Lilly & Co.	39,109	21,674,208
Johnson & Johnson	119,431	19,309,604
Merck & Co., Inc.	125,949	13,725,922
Organon & Co.	12,662	278,058
Pfizer, Inc.	280,220	9,914,184
Viatris, Inc.	59,511	639,743
Zoetis, Inc., Class A	22,942	4,370,680
		76,788,301
Professional Services - 0.5%
Automatic Data Processing, Inc.	20,509	5,221,797
Broadridge Financial Solutions, Inc.	5,861	1,091,377
Ceridian HCM Holding, Inc.*	7,696	558,114
Equifax, Inc.	6,089	1,258,596
Jacobs Solutions, Inc.	6,291	848,153
Leidos Holdings, Inc.	6,816	664,628
Paychex, Inc.	15,930	1,947,124
Paycom Software, Inc.	2,412	711,154
Robert Half, Inc.	5,341	395,020
Verisk Analytics, Inc., Class A	7,183	1,739,866
		14,435,829
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	15,428	1,312,152
CoStar Group, Inc.*	20,277	1,662,511
		2,974,663
Residential REITs - 0.2%
AvalonBay Communities, Inc., REIT	7,042	1,294,460
Camden Property Trust, REIT	5,301	570,494
Equity Residential, REIT	16,923	1,097,118
Essex Property Trust, Inc., REIT	3,184	759,034
Invitation Homes, Inc., REIT	28,855	983,667
Mid-America Apartment Communities, Inc., REIT	5,792	841,172
UDR, Inc., REIT	15,357	612,744
		6,158,689
Retail REITs - 0.2%
Federal Realty Investment Trust, REIT	3,643	356,795
Kimco Realty Corp., REIT	30,767	582,727
Realty Income Corp., REIT	33,418	1,872,745
Regency Centers Corp., REIT	8,158	507,427
Simon Property Group, Inc., REIT	16,230	1,841,943
		5,161,637
Semiconductors & Semiconductor Equipment - 5.3%
Advanced Micro Devices, Inc.*	79,930	8,450,252
Analog Devices, Inc.	25,105	4,563,587
Applied Materials, Inc.	41,951	6,408,435
Broadcom, Inc.	20,696	19,100,131
Enphase Energy, Inc.*	6,810	861,669
First Solar, Inc.*	4,932	932,740
Intel Corp.	207,039	7,275,350
KLA Corp.	6,818	3,421,750
Lam Research Corp.	6,673	4,687,115
Microchip Technology, Inc.	27,191	2,225,311
Micron Technology, Inc.	54,329	3,799,770
Monolithic Power Systems, Inc.	2,232	1,163,341
NVIDIA Corp.	122,758	60,587,211
NXP Semiconductors NV	12,891	2,651,937
ON Semiconductor Corp.*	21,436	2,110,589
Qorvo, Inc.*	4,959	532,547
QUALCOMM, Inc.	55,294	6,332,822
Skyworks Solutions, Inc.	7,894	858,394
SolarEdge Technologies, Inc.*	2,806	456,171
Teradyne, Inc.	7,697	830,275
Texas Instruments, Inc.	45,052	7,571,439
		144,820,836
Software - 6.9%
Adobe, Inc.*	22,767	12,734,494
ANSYS, Inc.*	4,308	1,373,692
Autodesk, Inc.*	10,632	2,359,666
Cadence Design Systems, Inc.*	13,527	3,252,432
Fair Isaac Corp.*	1,232	1,114,455
Fortinet, Inc.*	32,345	1,947,492
Gen Digital, Inc.	28,239	571,840
Intuit, Inc.	13,928	7,546,330
Microsoft Corp.	369,074	120,967,694
Oracle Corp.	76,385	9,195,990
Palo Alto Networks, Inc.*	15,021	3,654,609
PTC, Inc.*	5,289	778,382
Roper Technologies, Inc.	5,293	2,641,525
Salesforce, Inc.*	48,602	10,763,399
ServiceNow, Inc.*	10,113	5,954,838
Synopsys, Inc.*	7,566	3,471,962
Tyler Technologies, Inc.*	2,073	825,945
		189,154,745
Specialized REITs - 0.7%
American Tower Corp., REIT	23,133	4,194,476
Crown Castle, Inc., REIT	21,527	2,163,463
Digital Realty Trust, Inc., REIT	14,458	1,904,408
Equinix, Inc., REIT	4,637	3,623,259
Extra Space Storage, Inc., REIT	10,482	1,348,824
Iron Mountain, Inc., REIT	14,472	919,551
Public Storage, REIT	7,847	2,168,754
SBA Communications Corp., Class A, REIT	5,370	1,205,726
VICI Properties, Inc., REIT	49,835	1,536,911
Weyerhaeuser Co., REIT	36,354	1,190,593
		20,255,965

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Shares	Value ($)
Specialty Retail - 1.5%
AutoZone, Inc.*	915	2,316,167
Bath & Body Works, Inc.	11,364	418,991
Best Buy Co., Inc.	9,657	738,278
CarMax, Inc.*	7,846	640,861
Home Depot, Inc. (The)	50,273	16,605,172
Lowe's Cos., Inc.	29,600	6,822,208
O'Reilly Automotive, Inc.*	3,017	2,835,075
Ross Stores, Inc.	16,976	2,067,846
TJX Cos., Inc. (The)	57,154	5,285,602
Tractor Supply Co.	5,433	1,187,110
Ulta Beauty, Inc.*	2,487	1,032,180
		39,949,490
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	733,894	137,876,666
Hewlett Packard Enterprise Co.	64,316	1,092,729
HP, Inc.	43,027	1,278,332
NetApp, Inc.	10,619	814,477
Seagate Technology Holdings plc	9,554	676,328
Western Digital Corp.*	15,882	714,690
		142,453,222
Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	61,153	6,219,872
Ralph Lauren Corp.	2,042	238,158
Tapestry, Inc.	11,509	383,480
VF Corp.	16,401	324,084
		7,165,594
Tobacco - 0.4%
Altria Group, Inc.	88,604	3,918,069
Philip Morris International, Inc.	77,051	7,401,519
		11,319,588
Trading Companies & Distributors - 0.2%
Fastenal Co.	28,342	1,631,932
United Rentals, Inc.	3,414	1,626,908
WW Grainger, Inc.	2,211	1,578,963
		4,837,803
Water Utilities - 0.1%
American Water Works Co., Inc.	9,658	1,339,951

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.*	28,585	3,894,706

TOTAL COMMON STOCKS (Cost $2,016,689,758)		1,869,316,573

SECURITIES LENDING REINVESTMENTS(c) - 0.0%(a)

INVESTMENT COMPANIES - 0.0%(a)
Invesco Government & Agency Portfolio , Institutional Class 5.25% (Cost $73,796)	73,796	73,796

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 5.4%

REPURCHASE AGREEMENTS(d) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $65,011 (Cost $65,000)	65,000	65,000

U.S. TREASURY OBLIGATIONS(e) - 5.4%
U.S. Treasury Bills
5.34%, 11/21/2023(f)	50,000,000	49,406,844
5.40%, 11/24/2023(f)	25,000,000	24,690,386
5.36%, 12/7/2023(f)	50,000,000	49,292,124
5.38%, 12/12/2023(f)	25,000,000	24,624,672
TOTAL U.S. TREASURY OBLIGATIONS (Cost $148,009,317)		148,014,026

TOTAL SHORT-TERM INVESTMENTS (Cost $148,074,317)		148,079,026
Total Investments - 73.9% (Cost $2,164,837,871)		2,017,469,395
Other assets less liabilities - 26.1%		713,159,435
Net Assets - 100.0%		2,730,628,830

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at August 31, 2023. The total value of securities on loan at August 31, 2023 was $272,812, collateralized in the form of cash with a value of $73,796 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $208,698 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from July 15, 2024 – February 15, 2051. The total value of collateral is $282,494.
(c)	The security was purchased with cash collateral held from securities on loan at August 31, 2023. The total value of securities purchased was $73,796.
(d)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(e)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $128,764,109.
(f)	The rate shown was the current yield as of August 31, 2023.

UltraPro S&P500®
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Purchased
UltraPro S&P500® had the following open long futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
S&P 500 E-Mini Index	712	9/15/2023	U.S. Dollar	$160,769,600	$3,914,893

Swap Agreements
UltraPro S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
705,331,591	3/6/2025	Bank of America NA	5.93%	S&P 500®	58,176,431
685,565,502	2/11/2025	BNP Paribas SA	5.93%	S&P 500®	49,383,461
947,640,854	3/6/2025	Citibank NA	5.99%	S&P 500®	47,686,425
509,929,038	4/8/2024	Goldman Sachs International	5.93%	S&P 500®	12,195,179
858,308,048	11/7/2023	J.P. Morgan Securities	5.73%	S&P 500®	43,802,101
518,534,160	3/6/2025	Morgan Stanley & Co. International plc	5.88%	S&P 500®	39,276,559
1,305,796,979	4/8/2024	Societe Generale	5.98%	S&P 500®	47,323,026
630,689,249	11/7/2024	UBS AG	5.83%	S&P 500®	47,329,992
6,161,795,421					345,173,174
				Total Unrealized Appreciation	345,173,174

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro Short 20+ Year Treasury
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.3%

REPURCHASE AGREEMENTS(a) - 2.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $1,851,658
(Cost $1,851,387)	1,851,387	1,851,387

U.S. TREASURY OBLIGATIONS - 1.5%
U.S. Treasury Bills 5.39%, 11/30/2023 (Cost $986,873)(b)	1,000,000	986,731

TOTAL SHORT-TERM INVESTMENTS (Cost $2,838,260)		2,838,118
Total Investments - 4.3% (Cost $2,838,260)		2,838,118
Other assets less liabilities - 95.7%		63,290,663
Net Assets - 100.0%		66,128,781

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	The rate shown was the current yield as of August 31, 2023.

UltraPro Short 20+ Year Treasury
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	11	12/19/2023	U.S. Dollar	$1,337,188	$(17,552)

Swap Agreements
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(23,770,987)	11/6/2024	Bank of America NA	(5.03)%	ICE U.S. Treasury 20+ Year Bond Index	7,165,712
(8,151,319)	11/8/2023	Barclays Capital	(5.11)%	ICE U.S. Treasury 20+ Year Bond Index	(142,327)
(16,913,232)	11/8/2023	Citibank NA	(4.88)%	ICE U.S. Treasury 20+ Year Bond Index	6,058,371
(21,064,511)	11/6/2024	Goldman Sachs International	(4.91)%	ICE U.S. Treasury 20+ Year Bond Index	7,002,974
(23,561,695)	11/6/2024	Morgan Stanley & Co. International plc	(5.16)%	ICE U.S. Treasury 20+ Year Bond Index	9,395,648
(14,300,803)	11/6/2024	Societe Generale	(5.05)%	ICE U.S. Treasury 20+ Year Bond Index	4,946,451
(89,270,554)	11/8/2023	UBS AG	(4.88)%	ICE U.S. Treasury 20+ Year Bond Index	15,563,491
(197,033,101)					49,990,320
				Total Unrealized Appreciation	50,132,647
				Total Unrealized Depreciation	(142,327)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro Short Dow30SM
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 102.3%

REPURCHASE AGREEMENTS(a) - 19.0%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $89,533,696
(Cost $89,520,574)	89,520,574	89,520,574

U.S. TREASURY OBLIGATIONS(b) - 83.3%
U.S. Treasury Bills
5.10%, 9/5/2023(c)	25,000,000	24,985,507
5.01%, 9/7/2023(c)	25,000,000	24,978,047
5.02%, 9/12/2023(c)	25,000,000	24,959,877
4.76%, 9/21/2023(c)	75,000,000	74,780,625
4.80%, 9/28/2023(c)	75,000,000	74,703,421
4.84%, 10/12/2023(c)	50,000,000	49,698,337
5.32%, 10/26/2023(c)	25,000,000	24,797,951
5.22%, 11/2/2023(c)	50,000,000	49,545,764
5.34%, 11/21/2023(c)	25,000,000	24,703,422
5.40%, 11/24/2023(c)	20,000,000	19,752,309
TOTAL U.S. TREASURY OBLIGATIONS (Cost $393,017,921)		392,905,260

TOTAL SHORT-TERM INVESTMENTS (Cost $482,538,495)		482,425,834
Total Investments - 102.3% (Cost $482,538,495)		482,425,834
Liabilities in excess of other assets - (2.3%)		(10,712,057)
Net Assets - 100.0%		471,713,777

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $121,508,322.
(c)	The rate shown was the current yield as of August 31, 2023.

UltraPro Short Dow30SM
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short Dow30SM had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	20	9/15/2023	U.S. Dollar	$3,479,100	$89,371

Swap Agreements
UltraPro Short Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(166,838,778)	3/6/2025	Bank of America NA	(5.78)%	Dow Jones Industrial AverageSM	(786,315)
(56,909,210)	11/6/2023	Barclays Capital	(5.53)%	Dow Jones Industrial AverageSM	(16,335,011)
(178,574,783)	2/11/2025	BNP Paribas SA	(5.63)%	Dow Jones Industrial AverageSM	(3,730,194)
(258,157,401)	3/6/2025	Citibank NA	(5.81)%	Dow Jones Industrial AverageSM	(10,986,749)
(307,601,401)	11/7/2024	Goldman Sachs International	(5.68)%	Dow Jones Industrial AverageSM	(12,054,362)
(126,248,865)	3/6/2025	Morgan Stanley & Co. International plc	(5.13)%	Dow Jones Industrial AverageSM	(1,649,687)
(123,366,946)	3/6/2025	Societe Generale	(5.63)%	Dow Jones Industrial AverageSM	(997,367)
(194,086,067)	11/7/2024	UBS AG	(5.18)%	Dow Jones Industrial AverageSM	(9,300,143)
(1,411,783,451)					(55,839,828)
				Total Unrealized Depreciation	(55,839,828)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro Short MidCap400
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 72.3%

REPURCHASE AGREEMENTS(a) - 72.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $4,037,346
(Cost $4,036,755)	4,036,755	4,036,755

Total Investments - 72.3% (Cost $4,036,755)		4,036,755
Other assets less liabilities - 27.7%		1,550,401
Net Assets - 100.0%		5,587,156

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraPro Short MidCap400
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	9/15/2023	U.S. Dollar	$264,870	$(3,992)

Swap Agreements
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(2,917,953)	3/6/2024	Bank of America NA	(5.68)%	S&P MidCap 400®	(412,192)
(3,999,951)	2/11/2025	BNP Paribas SA	(5.48)%	S&P MidCap 400®	(328,927)
(4,428,517)	4/8/2024	Citibank NA	(5.53)%	S&P MidCap 400®	(1,295,608)
(2,835,944)	3/6/2025	Morgan Stanley & Co. International plc	(5.13)%	S&P MidCap 400®	(343,523)
(2,314,786)	11/14/2024	Societe Generale	(5.31)%	S&P MidCap 400®	254,088
(16,497,151)					(2,126,162)
				Total Unrealized Appreciation	254,088
				Total Unrealized Depreciation	(2,380,250)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro Short QQQ
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 126.4%

REPURCHASE AGREEMENTS(a) - 20.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $898,396,579
(Cost $898,264,896)	898,264,896	898,264,896

U.S. TREASURY OBLIGATIONS(b) - 106.1%
U.S. Treasury Bills
5.10%, 9/5/2023(c)	200,000,000	199,884,056
4.93%, 9/7/2023(c)	200,000,000	199,824,374
5.05%, 9/12/2023(c)	250,000,000	249,598,768
4.93%, 9/14/2023(c)	200,000,000	199,621,736
5.26%, 9/19/2023(c)	225,000,000	224,407,125
4.76%, 9/21/2023(c)	400,000,000	398,830,000
5.35%, 9/26/2023(c)	200,000,000	199,266,320
4.80%, 9/28/2023(c)	200,000,000	199,209,124
5.30%, 10/3/2023(c)	100,000,000	99,531,111
5.20%, 10/5/2023(c)	200,000,000	199,002,666
4.84%, 10/12/2023(c)	150,000,000	149,095,011
5.27%, 10/19/2023(c)	200,000,000	198,589,000
5.33%, 10/26/2023(c)	200,000,000	198,383,612
5.23%, 11/2/2023(c)	200,000,000	198,183,056
5.21%, 11/9/2023(c)	250,000,000	247,469,400
5.24%, 11/16/2023(c)	250,000,000	247,217,160
5.34%, 11/21/2023(c)	100,000,000	98,813,687
5.37%, 11/24/2023(c)	300,000,000	296,284,632
5.19%, 11/30/2023(c)	300,000,000	296,019,249
5.39%, 12/5/2023(c)	100,000,000	98,603,698
5.36%, 12/7/2023(c)	100,000,000	98,584,249
5.38%, 12/12/2023(c)	100,000,000	98,498,687
4.54%, 12/28/2023(c)	100,000,000	98,268,514
5.35%, 1/4/2024(c)	100,000,000	98,165,799
4.78%, 1/25/2024(c)	100,000,000	97,859,174
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,690,704,228)		4,689,210,208

TOTAL SHORT-TERM INVESTMENTS (Cost $5,588,969,124)		5,587,475,104
Total Investments - 126.4% (Cost $5,588,969,124)		5,587,475,104
Liabilities in excess of other assets - (26.4%)		(1,168,309,512)
Net Assets - 100.0%		4,419,165,592

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,777,777,155.
(c)	The rate shown was the current yield as of August 31, 2023.

UltraPro Short QQQ
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short QQQ had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
NASDAQ 100 E-Mini Index	481	9/15/2023	U.S. Dollar	$149,480,370	$963,644

Swap Agreements
UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,729,144,358)	3/6/2025	Bank of America NA	(5.68)%	NASDAQ-100 Index®	(11,533,084)
(1,098,994,861)	11/6/2023	Barclays Capital	(5.53)%	NASDAQ-100 Index®	(556,608,295)
(1,168,703,173)	11/14/2024	BNP Paribas SA	(5.68)%	NASDAQ-100 Index®	(508,089,525)
(2,415,206,216)	11/6/2023	Citibank NA	(5.81)%	NASDAQ-100 Index®	(821,100,633)
(1,388,663,356)	3/13/2025	Goldman Sachs International	(5.68)%	NASDAQ-100 Index®	(39,017,419)
(1,328,767,221)	11/7/2023	J.P. Morgan Securities	(5.48)%	NASDAQ-100 Index®	(156,680,693)
(1,242,751,784)	4/10/2025	Morgan Stanley & Co. International plc	(5.13)%	NASDAQ-100 Index®	4,580,451
(1,414,441,635)	11/6/2025	Societe Generale	(5.98)%	NASDAQ-100 Index®	(82,999,693)
(1,322,004,167)	11/6/2023	UBS AG	(5.48)%	NASDAQ-100 Index®	(282,124,422)
(13,108,676,771)					(2,453,573,313)
				Total Unrealized Appreciation	4,580,451
				Total Unrealized Depreciation	(2,458,153,764)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro Short Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 89.1%

REPURCHASE AGREEMENTS(a) - 59.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $97,733,803
(Cost $97,719,478)	97,719,478	97,719,478

U.S. TREASURY OBLIGATIONS(b) - 29.9%
U.S. Treasury Bills
4.68%, 9/7/2023(c)	25,000,000	24,978,047
5.35%, 1/4/2024(c)	25,000,000	24,541,450
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,525,033)		49,519,497

TOTAL SHORT-TERM INVESTMENTS (Cost $147,244,511)		147,238,975
Total Investments - 89.1% (Cost $147,244,511)		147,238,975
Other assets less liabilities - 10.9%		17,967,001
Net Assets - 100.0%		165,205,976

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $24,977,930.
(c)	The rate shown was the current yield as of August 31, 2023.

UltraPro Short Russell2000
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Russell 2000 E-Mini Index	33	9/15/2023	U.S. Dollar	$3,137,640	$126,200

Swap Agreements
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(65,554,157)	11/14/2024	Bank of America NA	(4.98)%	Russell 2000® Index	(1,824,840)
(76,952,237)	11/6/2023	Barclays Capital	(5.43)%	Russell 2000® Index	(22,153,847)
(48,458,937)	11/14/2024	BNP Paribas SA	(5.18)%	Russell 2000® Index	(4,074,636)
(47,414,113)	11/6/2023	Citibank NA	(5.14)%	Russell 2000® Index	3,200,858
(89,524,320)	11/6/2023	Goldman Sachs International	(5.33)%	Russell 2000® Index	(1,448,184)
(36,553,643)	3/6/2024	Morgan Stanley & Co. International plc	(5.03)%	Russell 2000® Index	(2,401,932)
(49,536,056)	3/6/2024	Societe Generale	(5.18)%	Russell 2000® Index	(3,108,051)
(78,434,090)	11/6/2023	UBS AG	(4.83)%	Russell 2000® Index	(21,720,713)
(492,427,553)					(53,531,345)
				Total Unrealized Appreciation	3,200,858
				Total Unrealized Depreciation	(56,732,203)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraPro Short S&P500®
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 138.5%

REPURCHASE AGREEMENTS(a) - 35.6%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $353,549,102
(Cost $353,497,281)	353,497,281	353,497,281

U.S. TREASURY OBLIGATIONS(b) - 102.9%
U.S. Treasury Bills
5.10%, 9/5/2023(c)	25,000,000	24,985,507
5.01%, 9/7/2023(c)	25,000,000	24,978,047
5.02%, 9/12/2023(c)	25,000,000	24,959,877
4.66%, 9/14/2023(c)	75,000,000	74,858,151
5.23%, 9/19/2023(c)	50,000,000	49,868,250
4.75%, 9/21/2023(c)	200,000,000	199,415,000
4.80%, 9/28/2023(c)	75,000,000	74,703,421
5.30%, 10/3/2023(c)	25,000,000	24,882,778
4.84%, 10/12/2023(c)	50,000,000	49,698,337
5.32%, 10/26/2023(c)	50,000,000	49,595,903
5.22%, 11/2/2023(c)	50,000,000	49,545,764
5.20%, 11/9/2023(c)	50,000,000	49,493,880
5.26%, 11/16/2023(c)	25,000,000	24,721,716
5.34%, 11/21/2023(c)	35,000,000	34,584,790
5.38%, 11/24/2023(c)	85,000,000	83,947,312
5.39%, 11/30/2023(c)	25,000,000	24,668,271
5.39%, 12/5/2023(c)	35,000,000	34,511,294
5.36%, 12/7/2023(c)	50,000,000	49,292,125
5.38%, 12/12/2023(c)	35,000,000	34,474,540
5.35%, 1/4/2024(c)	40,000,000	39,266,320
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,022,671,750)		1,022,451,283

TOTAL SHORT-TERM INVESTMENTS (Cost $1,376,169,031)		1,375,948,564
Total Investments - 138.5% (Cost $1,376,169,031)		1,375,948,564
Liabilities in excess of other assets - (38.5%)		(382,212,839)
Net Assets - 100.0%		993,735,725

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $649,502,573.
(c)	The rate shown was the current yield as of August 31, 2023.

UltraPro Short S&P500®
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Sold
UltraPro Short S&P500® had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P 500 E-Mini Index	204	9/15/2023	U.S. Dollar	$46,063,200	$(465,317)

Swap Agreements
UltraPro Short S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(303,996,590)	3/6/2025	Bank of America NA	(5.63)%	S&P 500®	(38,392,161)
(420,542,140)	3/6/2024	BNP Paribas SA	(5.63)%	S&P 500®	(63,809,240)
(486,024,917)	4/8/2024	Citibank NA	(5.81)%	S&P 500®	(142,015,849)
(419,225,903)	11/7/2024	Goldman Sachs International	(5.68)%	S&P 500®	(71,754,574)
(347,234,065)	11/7/2023	J.P. Morgan Securities	(5.48)%	S&P 500®	(41,286,635)
(210,129,079)	4/10/2025	Morgan Stanley & Co. International plc	(5.13)%	S&P 500®	2,926,024
(364,520,941)	11/14/2024	Societe Generale	(5.68)%	S&P 500®	(58,279,364)
(383,586,035)	11/7/2024	UBS AG	(5.48)%	S&P 500®	(39,735,190)
(2,935,259,670)					(452,346,989)
				Total Unrealized Appreciation	2,926,024
				Total Unrealized Depreciation	(455,273,013)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort 7-10 Year Treasury
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 71.4%

REPURCHASE AGREEMENTS(a) - 71.4%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $23,178,882
(Cost $23,175,485)	23,175,485	23,175,485

Total Investments - 71.4% (Cost $23,175,485)		23,175,485
Other assets less liabilities - 28.6%		9,284,799
Net Assets - 100.0%		32,460,284

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort 7-10 Year Treasury
Schedule of Portfolio Investments
August 31, 2023 (Unaudited)

Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury 10 Year Note	5	12/19/2023	U.S. Dollar	$555,078	$(4,931)

Swap Agreements
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
(4,768,509)	11/6/2024	Bank of America NA	(4.84)%	ICE U.S. Treasury 7-10 Year Bond Index	134,077
(17,428,763)	11/8/2023	Citibank NA	(4.86)%	ICE U.S. Treasury 7-10 Year Bond Index	148,777
(8,909,603)	11/6/2024	Goldman Sachs International	(5.11)%	ICE U.S. Treasury 7-10 Year Bond Index	60,876
(33,183,047)	11/6/2024	Societe Generale	(5.05)%	ICE U.S. Treasury 7-10 Year Bond Index	1,620,771
(64,289,922)					1,964,501
				Total Unrealized Appreciation	1,964,501

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 87.6%

REPURCHASE AGREEMENTS(a) - 9.5%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $48,012,505 (Cost $48,005,466)	48,005,466	48,005,466

U.S. TREASURY OBLIGATIONS(b) - 78.1%
U.S. Treasury Bills
4.66%, 9/14/2023(c)	100,000,000	99,810,868
5.23%, 9/19/2023(c)	50,000,000	49,868,250
4.76%, 9/21/2023(c)	75,000,000	74,780,625
4.80%, 9/28/2023(c)	50,000,000	49,802,281
4.84%, 10/12/2023(c)	50,000,000	49,698,337
5.32%, 10/26/2023(c)	20,000,000	19,838,361
5.22%, 11/2/2023(c)	25,000,000	24,772,882
5.20%, 11/9/2023(c)	25,000,000	24,746,940
TOTAL U.S. TREASURY OBLIGATIONS (Cost $393,446,333)		393,318,544

TOTAL SHORT-TERM INVESTMENTS (Cost $441,451,799)		441,324,010
Total Investments - 87.6% (Cost $441,451,799)		441,324,010
Other assets less liabilities - 12.4%		62,615,963
Net Assets - 100.0%		503,939,973

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $38,175,630.
(c)	The rate shown was the current yield as of August 31, 2023.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
U.S. Treasury Long Bond	69	12/19/2023	U.S. Dollar	$8,387,813	$(110,099)

Swap Agreements

UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation ($)
(243,297,935)	11/6/2024	Bank of America NA	(5.03)%	ICE U.S. Treasury 20+ Year Bond Index	10,800,252
(230,089,900)	11/8/2023	Citibank NA	(4.88)%	ICE U.S. Treasury 20+ Year Bond Index	11,740,020
(217,507,928)	11/6/2024	Goldman Sachs International	(4.91)%	ICE U.S. Treasury 20+ Year Bond Index	10,656,338
(154,276,679)	11/6/2024	Morgan Stanley & Co. International plc	(5.16)%	ICE U.S. Treasury 20+ Year Bond Index	11,784,436
(155,147,075)	11/6/2024	Societe Generale	(5.05)%	ICE U.S. Treasury 20+ Year Bond Index	11,165,044
(1,000,319,517)					56,146,090
				Total Unrealized Appreciation	56,146,090

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Discretionary

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 83.1%

REPURCHASE AGREEMENTS(a) - 83.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $1,388,377 (Cost $1,388,174)	1,388,174	1,388,174

Total Investments - 83.1% (Cost $1,388,174)		1,388,174
Other assets less liabilities - 16.9%		281,334
Net Assets - 100.0%		1,669,508

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(1,056,291)	3/6/2025	BNP Paribas SA	(5.38)%	S&P Consumer Discretionary Select Sector Index	(299,040)
(1,537,050)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Consumer Discretionary Select Sector Index	(222,807)
(261,919)	3/6/2025	Societe Generale	(5.43)%	S&P Consumer Discretionary Select Sector Index	(195,739)
(479,035)	3/6/2025	UBS AG	(5.08)%	S&P Consumer Discretionary Select Sector Index	(90,047)
(3,334,295)					(807,633)
				Total Unrealized Depreciation	(807,633)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Consumer Staples

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 94.0%

REPURCHASE AGREEMENTS(a) - 94.0%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $1,014,922 (Cost $1,014,773)	1,014,773	1,014,773

Total Investments - 94.0% (Cost $1,014,773)		1,014,773
Other assets less liabilities - 6.0%		64,899
Net Assets - 100.0%		1,079,672

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(260,311)	3/6/2025	Bank of America NA	(5.18)%	S&P Consumer Staples Select Sector Index	(4,675)
(178,415)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Consumer Staples Select Sector Index	3,095
(871,602)	3/6/2025	Societe Generale	(5.43)%	S&P Consumer Staples Select Sector Index	(88,139)
(843,085)	3/6/2025	UBS AG	(5.08)%	S&P Consumer Staples Select Sector Index	(63,662)
(2,153,413)					(153,381)
				Total Unrealized Appreciation	3,095
				Total Unrealized Depreciation	(156,476)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 88.8%

REPURCHASE AGREEMENTS(a) - 61.1%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $55,103,958 (Cost $55,095,881)	55,095,881	55,095,881

U.S. TREASURY OBLIGATIONS(b) - 27.7%
U.S. Treasury Bills
4.80%, 9/28/2023 (Cost $24,912,156)(c)	25,000,000	24,901,141

TOTAL SHORT-TERM INVESTMENTS (Cost $80,008,037)		79,997,022
Total Investments - 88.8% (Cost $80,008,037)		79,997,022
Other assets less liabilities - 11.2%		10,117,770
Net Assets - 100.0%		90,114,792

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,277,920.
(c)	The rate shown was the current yield as of August 31, 2023.

UltraShort Dow30SM

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
DJIA CBOT E-Mini Index	10	9/15/2023	U.S. Dollar	$1,739,550	$16,781

Swap Agreements

UltraShort Dow30SM had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(21,006,756)	3/6/2024	Bank of America NA	(5.78)%	Dow Jones Industrial AverageSM	(594,038)
(19,270,660)	11/6/2023	Barclays Capital	(5.53)%	Dow Jones Industrial AverageSM	(3,967,192)
(13,472,101)	2/11/2025	BNP Paribas SA	(5.63)%	Dow Jones Industrial AverageSM	(721,297)
(17,360,955)	3/6/2025	Citibank NA	(5.81)%	Dow Jones Industrial AverageSM	(984,916)
(40,810,848)	11/7/2024	Goldman Sachs International	(5.68)%	Dow Jones Industrial AverageSM	(2,411,019)
(38,402,432)	11/14/2024	Societe Generale	(5.63)%	Dow Jones Industrial AverageSM	(57,616)
(28,173,080)	11/7/2024	UBS AG	(5.18)%	Dow Jones Industrial AverageSM	(1,543,358)
(178,496,832)					(10,279,436)
				Total Unrealized Depreciation	(10,279,436)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Energy

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 84.3%

REPURCHASE AGREEMENTS(a) - 84.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $21,761,709 (Cost $21,758,520)	21,758,520	21,758,520

Total Investments - 84.3% (Cost $21,758,520)		21,758,520
Other assets less liabilities - 15.7%		4,039,767
Net Assets - 100.0%		25,798,287

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Energy

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreements

UltraShort Energy had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(4,644,674)	3/6/2025	Bank of America NA	(5.03)%	S&P Energy Select Sector Index	(1,639,202)
(22,998,165)	3/6/2025	BNP Paribas SA	(5.43)%	S&P Energy Select Sector Index	(2,940,080)
(12,356,640)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Energy Select Sector Index	(705,297)
(7,214,089)	3/6/2025	Societe Generale	(5.43)%	S&P Energy Select Sector Index	(1,275,784)
(4,390,618)	3/6/2025	UBS AG	(5.13)%	S&P Energy Select Sector Index	(811,543)
(51,604,186)					(7,371,906)
				Total Unrealized Depreciation	(7,371,906)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Financials

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 82.5%

REPURCHASE AGREEMENTS(a) - 82.5%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $16,209,641 (Cost $16,207,267)	16,207,267	16,207,267

Total Investments - 82.5% (Cost $16,207,267)		16,207,267
Other assets less liabilities - 17.5%		3,443,604
Net Assets - 100.0%		19,650,871

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Financials had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(5,152,685)	3/6/2025	Bank of America NA	(5.43)%	S&P Financial Select Sector Index[c]	(838,923)
(5,424,257)	3/6/2025	BNP Paribas SA	(5.53)%	S&P Financial Select Sector Index[c]	(1,042,486)
(639,168)	4/7/2025	Citibank NA	(5.28)%	S&P Financial Select Sector Index[c]	(31,066)
(6,525,352)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Financial Select Sector Index[c]	(397,648)
(12,999,098)	3/6/2025	Societe Generale	(5.63)%	S&P Financial Select Sector Index[c]	(1,664,862)
(8,543,533)	3/6/2025	UBS AG	(5.43)%	S&P Financial Select Sector Index[c]	(1,177,811)
(39,284,093)					(5,152,796)
				Total Unrealized Depreciation	(5,152,796)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

UltraShort FTSE China 50

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 74.7%

REPURCHASE AGREEMENTS(a) - 74.7%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $14,830,957 (Cost $14,828,785)	14,828,785	14,828,785

Total Investments - 74.7% (Cost $14,828,785)		14,828,785
Other assets less liabilities - 25.3%		5,018,804
Net Assets - 100.0%		19,847,589

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,885,013)	3/6/2025	Bank of America NA	(3.83)%	iShares® China Large-Cap ETF	26,334
(4,665,331)	11/14/2024	Citibank NA	(2.58)%	iShares® China Large-Cap ETF	277,007
(16,827,422)	11/14/2024	Goldman Sachs International	(4.83)%	iShares® China Large-Cap ETF	(678,141)
(1,240,441)	11/14/2024	Morgan Stanley & Co. International plc	(4.78)%	iShares® China Large-Cap ETF	97,982
(5,594,910)	11/14/2024	Societe Generale	(3.88)%	iShares® China Large-Cap ETF	(288,859)
(9,349,904)	3/6/2025	UBS AG	(3.58)%	iShares® China Large-Cap ETF	(65,377)
(39,563,021)					(631,054)
				Total Unrealized Appreciation	401,323
				Total Unrealized Depreciation	(1,032,377)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort FTSE Europe

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 69.7%

REPURCHASE AGREEMENTS(a) - 69.7%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $38,823,687 (Cost $38,817,997)	38,817,997	38,817,997

Total Investments - 69.7% (Cost $38,817,997)		38,817,997
Other assets less liabilities - 30.3%		16,898,954
Net Assets - 100.0%		55,716,951

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort FTSE Europe

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreementsa

UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(9,736,013)	11/14/2024	Citibank NA	(4.53)%	Vanguard® FTSE Europe ETF Shares	101,282
(61,316,547)	3/6/2025	Goldman Sachs International	(1.83)%	Vanguard® FTSE Europe ETF Shares	(11,190,888)
(363,512)	11/14/2024	Morgan Stanley & Co. International plc	(4.78)%	Vanguard® FTSE Europe ETF Shares	4,148
(19,906,715)	11/14/2024	Societe Generale	(4.58)%	Vanguard® FTSE Europe ETF Shares	(463,266)
(19,701,008)	4/10/2024	UBS AG	(2.58)%	Vanguard® FTSE Europe ETF Shares	(502,569)
(111,023,795)					(12,051,293)
				Total Unrealized Appreciation	105,430
				Total Unrealized Depreciation	(12,156,723)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Health Care

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 62.0%

REPURCHASE AGREEMENTS(a) - 62.0%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $701,972 (Cost $701,869)	701,869	701,869

Total Investments - 62.0% (Cost $701,869)		701,869
Other assets less liabilities - 38.0%		429,400
Net Assets - 100.0%		1,131,269

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Health Care had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(779,161)	3/6/2025	Bank of America NA	(5.38)%	S&P Health Care Select Sector Index[c]	(40,085)
(108,814)	3/6/2025	BNP Paribas SA	(5.48)%	S&P Health Care Select Sector Index[c]	(7,448)
(103,440)	4/7/2025	Citibank NA	(5.13)%	S&P Health Care Select Sector Index[c]	(1,209)
(849,016)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Health Care Select Sector Index[c]	(45,678)
(208,224)	3/6/2025	Societe Generale	(5.53)%	S&P Health Care Select Sector Index[c]	(95,696)
(209,567)	3/6/2025	UBS AG	(5.08)%	S&P Health Care Select Sector Index[c]	(95,058)
(2,258,222)					(285,174)
				Total Unrealized Depreciation	(285,174)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

UltraShort Industrials

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 92.2%

REPURCHASE AGREEMENTS(a) - 92.2%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $2,434,555 (Cost $2,434,198)	2,434,198	2,434,198

Total Investments - 92.2% (Cost $2,434,198)		2,434,198
Other assets less liabilities - 7.8%		205,444
Net Assets - 100.0%		2,639,642

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Industrials had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(1,044,346)	3/6/2025	Bank of America NA	(5.23)%	S&P Industrials Select Sector Index	(92,526)
(2,602,161)	3/6/2025	BNP Paribas SA	(5.48)%	S&P Industrials Select Sector Index	(294,833)
(769,117)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Industrials Select Sector Index	(54,656)
(285,019)	3/6/2025	Societe Generale	(5.43)%	S&P Industrials Select Sector Index	(200,463)
(565,687)	3/6/2025	UBS AG	(5.08)%	S&P Industrials Select Sector Index	(83,224)
(5,266,330)					(725,702)
				Total Unrealized Depreciation	(725,702)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Materials

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 85.0%

REPURCHASE AGREEMENTS(a) - 85.0%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $1,797,153 (Cost $1,796,887)	1,796,887	1,796,887

Total Investments - 85.0% (Cost $1,796,887)		1,796,887
Other assets less liabilities - 15.0%		316,969
Net Assets - 100.0%		2,113,856

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Materials had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(628,175)	3/6/2025	Bank of America NA	(4.93)%	S&P Materials Select Sector Index	(63,979)
(615,893)	3/6/2025	BNP Paribas SA	(5.48)%	S&P Materials Select Sector Index	(61,684)
(1,059,827)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Materials Select Sector Index	(57,623)
(933,490)	3/6/2025	Societe Generale	(5.43)%	S&P Materials Select Sector Index	(121,130)
(992,271)	3/6/2025	UBS AG	(5.08)%	S&P Materials Select Sector Index	(139,431)
(4,229,656)					(443,847)
				Total Unrealized Depreciation	(443,847)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 91.6%

REPURCHASE AGREEMENTS(a) - 91.6%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $2,131,169 (Cost $2,130,856)	2,130,856	2,130,856

Total Investments - 91.6% (Cost $2,130,856)		2,130,856
Other assets less liabilities - 8.4%		195,703
Net Assets - 100.0%		2,326,559

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MidCap400

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
S&P Midcap 400 E-Mini Index	1	9/15/2023	U.S. Dollar	$264,870	$(3,332)

Swap Agreements

UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(751,314)	2/11/2025	Bank of America NA	(5.68)%	S&P MidCap 400®	(40,239)
(1,103,161)	2/11/2025	BNP Paribas SA	(5.48)%	S&P MidCap 400®	(79,269)
(843,905)	11/6/2023	Citibank NA	(5.53)%	S&P MidCap 400®	(123,207)
(917,978)	3/6/2024	Morgan Stanley & Co. International plc	(5.13)%	S&P MidCap 400®	(104,259)
(772,477)	11/14/2024	Societe Generale	(5.31)%	S&P MidCap 400®	(4,995)
(4,388,835)					(351,969)
				Total Unrealized Depreciation	(351,969)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 79.3%

REPURCHASE AGREEMENTS(a) - 79.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $7,513,476 (Cost $7,512,373)	7,512,373	7,512,373

Total Investments - 79.3% (Cost $7,512,373)		7,512,373
Other assets less liabilities - 20.7%		1,959,666
Net Assets - 100.0%		9,472,039

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreementsa

UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)
(1,329,382)	4/10/2024	Bank of America NA	(3.83)%	iShares® MSCI Brazil Capped ETF	(94,206)
(8,043,803)	11/14/2024	Citibank NA	(5.13)%	iShares® MSCI Brazil Capped ETF	(1,435,340)
(2,845,874)	3/6/2025	Goldman Sachs International	(3.33)%	iShares® MSCI Brazil Capped ETF	(1,050,041)
(1,805,877)	11/14/2024	Morgan Stanley & Co. International plc	(4.78)%	iShares® MSCI Brazil Capped ETF	(214,693)
(1,512,255)	11/14/2024	Societe Generale	(4.48)%	iShares® MSCI Brazil Capped ETF	(369,760)
(3,341,746)	3/6/2025	UBS AG	(4.58)%	iShares® MSCI Brazil Capped ETF	(681,947)
(18,878,937)					(3,845,987)
				Total Unrealized Depreciation	(3,845,987)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI EAFE

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 77.0%

REPURCHASE AGREEMENTS(a) - 77.0%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $1,789,153 (Cost $1,788,891)	1,788,891	1,788,891

Total Investments - 77.0% (Cost $1,788,891)		1,788,891
Other assets less liabilities - 23.0%		535,472
Net Assets - 100.0%		2,324,363

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,267,922)	11/14/2024	Citibank NA	(4.93)%	iShares® MSCI EAFE ETF	(28,337)
(918,825)	11/14/2024	Goldman Sachs International	(5.38)%	iShares® MSCI EAFE ETF	32,924
(929,996)	11/14/2024	Societe Generale	(4.73)%	iShares® MSCI EAFE ETF	(166,644)
(1,523,461)	4/10/2024	UBS AG	(4.93)%	iShares® MSCI EAFE ETF	(593,334)
(4,640,204)					(755,391)
				Total Unrealized Appreciation	32,924
				Total Unrealized Depreciation	(788,315)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 78.8%

REPURCHASE AGREEMENTS(a) - 78.8%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $5,455,884 (Cost $5,455,085)	5,455,085	5,455,085

Total Investments - 78.8% (Cost $5,455,085)		5,455,085
Other assets less liabilities - 21.2%		1,463,974
Net Assets - 100.0%		6,919,059

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreementsa

UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(4,514,843)	11/14/2024	Citibank NA	(4.78)%	iShares® MSCI Emerging Markets ETF	57,877
(1,471,927)	11/14/2024	Goldman Sachs International	(4.83)%	iShares® MSCI Emerging Markets ETF	(55,223)
(3,559,241)	11/14/2024	Societe Generale	(3.83)%	iShares® MSCI Emerging Markets ETF	(144,885)
(4,282,696)	3/6/2025	UBS AG	(4.23)%	iShares® MSCI Emerging Markets ETF	(82,443)
(13,828,707)					(224,674)
				Total Unrealized Appreciation	57,877
				Total Unrealized Depreciation	(282,551)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort MSCI Japan

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 73.3%

REPURCHASE AGREEMENTS(a) - 73.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $3,499,425
(Cost $3,498,914)	3,498,914	3,498,914

Total Investments - 73.3% (Cost $3,498,914)		3,498,914
Other assets less liabilities - 26.7%		1,272,663
Net Assets - 100.0%		4,771,577

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreementsa

UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[b]	Counterparty	Rate Paid (Received)[c]	Reference Instrument	Value and Unrealized Depreciation ($)

(4,561,120)	4/10/2024	Bank of America NA	(4.88)%	iShares® MSCI Japan ETF	(811,087)
(1,145,306)	11/14/2024	Morgan Stanley & Co. International plc	(4.78)%	iShares® MSCI Japan ETF	(61,087)
(1,649,634)	11/14/2024	Societe Generale	(4.38)%	iShares® MSCI Japan ETF	(235,124)
(2,176,503)	11/14/2024	UBS AG	(4.68)%	iShares® MSCI Japan ETF	(205,715)
(9,532,563)					(1,313,013)
				Total Unrealized Depreciation	(1,313,013)

[a]	In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
[b]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[c]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 56.6%

REPURCHASE AGREEMENTS(a) - 56.6%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $2,589,265
(Cost $2,588,886)	2,588,886	2,588,886

Total Investments - 56.6% (Cost $2,588,886)		2,588,886
Other assets less liabilities - 43.4%		1,982,801
Net Assets - 100.0%		4,571,687

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)

(1,929,799)	3/6/2025	Bank of America NA	(5.08)%	NASDAQ Biotechnology Index®	110,088
(1,761,096)	11/6/2023	BNP Paribas SA	(5.13)%	NASDAQ Biotechnology Index®	(1,285,648)
(1,477,181)	3/6/2025	Citibank NA	(4.33)%	NASDAQ Biotechnology Index®	(29,065)
(1,078,054)	3/6/2024	Morgan Stanley & Co. International plc	(4.78)%	NASDAQ Biotechnology Index®	16,997
(2,670,447)	11/14/2024	Societe Generale	(5.38)%	NASDAQ Biotechnology Index®	10,687
(218,079)	11/6/2023	UBS AG	(4.33)%	NASDAQ Biotechnology Index®	1,276,487
(9,134,656)					99,546
				Total Unrealized Appreciation	1,414,259
				Total Unrealized Depreciation	(1,314,713)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort QQQ

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 118.0%

REPURCHASE AGREEMENTS(a) - 21.3%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $97,382,130
(Cost $97,367,857)	97,367,857	97,367,857

U.S. TREASURY OBLIGATIONS(b) - 96.7%
U.S. Treasury Bills
4.66%, 9/14/2023(c)	50,000,000	49,905,434
5.23%, 9/19/2023(c)	50,000,000	49,868,250
4.76%, 9/21/2023(c)	75,000,000	74,780,625
5.30%, 10/3/2023(c)	25,000,000	24,882,778
4.84%, 10/12/2023(c)	50,000,000	49,698,337
5.22%, 11/2/2023(c)	25,000,000	24,772,882
5.20%, 11/9/2023(c)	25,000,000	24,746,940
5.34%, 11/21/2023(c)	35,000,000	34,584,790
5.38%, 11/24/2023(c)	60,000,000	59,256,926
5.39%, 12/5/2023(c)	25,000,000	24,650,925
5.35%, 1/4/2024(c)	25,000,000	24,541,450
TOTAL U.S. TREASURY OBLIGATIONS (Cost $441,784,961)		441,689,337

TOTAL SHORT-TERM INVESTMENTS (Cost $539,152,818)		539,057,194
Total Investments - 118.0% (Cost $539,152,818)		539,057,194
Liabilities in excess of other assets - (18.0%)		(82,386,381)
Net Assets - 100.0%		456,670,813

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $166,780,910.
(c)	The rate shown was the current yield as of August 31, 2023.

UltraShort QQQ

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

UltraShort QQQ had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation

NASDAQ 100 E-Mini Index	109	9/15/2023	U.S. Dollar	$33,873,930	$(52,132)

Swap Agreements

UltraShort QQQ had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)

(155,181,212)	11/14/2024	Bank of America NA	(5.68)%	NASDAQ-100 Index®	(24,884,584)
(39,357,217)	11/6/2023	Barclays Capital	(5.53)%	NASDAQ-100 Index®	(53,846,120)
(107,313,908)	11/14/2024	BNP Paribas SA	(5.68)%	NASDAQ-100 Index®	(26,204,868)
(125,233,144)	3/6/2025	Citibank NA	(5.81)%	NASDAQ-100 Index®	(27,030,336)
(85,550,405)	11/7/2024	Goldman Sachs International	(5.68)%	NASDAQ-100 Index®	(12,565,489)
(115,048,941)	11/7/2023	J.P. Morgan Securities	(5.48)%	NASDAQ-100 Index®	(26,925,120)
(86,557,975)	4/10/2025	Morgan Stanley & Co. International plc	(5.13)%	NASDAQ-100 Index®	2,274,886
(65,259,505)	4/8/2024	Societe Generale	(5.98)%	NASDAQ-100 Index®	(45,106,703)
(100,024,359)	11/7/2024	UBS AG	(5.48)%	NASDAQ-100 Index®	(26,886,022)
(879,526,666)					(241,174,356)
				Total Unrealized Appreciation	2,274,886
				Total Unrealized Depreciation	(243,449,242)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.7%

REPURCHASE AGREEMENTS(a) - 90.7%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $53,643,998
(Cost $53,636,135)	53,636,135	53,636,135

Total Investments - 90.7% (Cost $53,636,135)		53,636,135
Other assets less liabilities - 9.3%		5,523,125
Net Assets - 100.0%		59,159,260

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

UltraShort Real Estate

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Swap Agreements

UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)

(65,171,387)	3/6/2025	Bank of America NA	(5.68)%	S&P Real Estate Select Sector index	(936,322)
(36,791,684)	3/6/2025	BNP Paribas SA	(5.53)%	S&P Real Estate Select Sector index	(2,334,693)
(1,601,737)	4/7/2025	Citibank NA	(5.23)%	S&P Real Estate Select Sector index	19,597
(4,630,609)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Real Estate Select Sector index	(687,815)
(6,735,465)	3/6/2025	Societe Generale	(5.58)%	S&P Real Estate Select Sector index	(58,041)
(3,212,913)	3/6/2025	UBS AG	(4.98)%	S&P Real Estate Select Sector index	(300,807)
(118,143,795)					(4,298,081)
				Total Unrealized Appreciation	19,597
				Total Unrealized Depreciation	(4,317,678)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 94.7%

REPURCHASE AGREEMENTS(a) - 51.5%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $59,316,720
(Cost $59,308,026)	59,308,026	59,308,026

U.S. TREASURY OBLIGATIONS(b) - 43.2%
U.S. Treasury Bills
4.68%, 9/7/2023(c)	25,000,000	24,978,047
5.22%, 11/2/2023(c)	25,000,000	24,772,882
TOTAL U.S. TREASURY OBLIGATIONS (Cost $49,761,396)		49,750,929

TOTAL SHORT-TERM INVESTMENTS (Cost $109,069,422)		109,058,955
Total Investments - 94.7% (Cost $109,069,422)		109,058,955
Other assets less liabilities - 5.3%		6,147,535
Net Assets - 100.0%		115,206,490

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $1,939,523.
(c)	The rate shown was the current yield as of August 31, 2023.

UltraShort Russell2000

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation

Russell 2000 E-Mini Index	28	9/15/2023	U.S. Dollar	$2,662,240	$84,939

Swap Agreements

UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(19,097,483)	3/6/2024	Bank of America NA	(4.98)%	Russell 2000® Index	(2,514,864)
(29,720,494)	11/6/2023	Barclays Capital	(5.43)%	Russell 2000® Index	(5,109,406)
(21,530,973)	2/11/2025	BNP Paribas SA	(5.18)%	Russell 2000® Index	(2,368,085)
(12,551,186)	3/6/2025	Citibank NA	(5.14)%	Russell 2000® Index	(1,049,582)
(3,601,793)	11/7/2024	Goldman Sachs International	(5.33)%	Russell 2000® Index	215,122
(44,845,746)	11/6/2023	Morgan Stanley & Co. International plc	(5.03)%	Russell 2000® Index	(2,061,152)
(21,793,805)	11/6/2023	Morgan Stanley & Co. International plc	(5.03)%	iShares® Russell 2000 ETF	(989,373)
(41,350,334)	11/6/2023	Societe Generale	(5.18)%	Russell 2000® Index	(16,249,023)
(33,303,015)	11/7/2024	UBS AG	(4.83)%	Russell 2000® Index	585,096
(227,794,829)					(29,541,267)
				Total Unrealized Appreciation	800,218
				Total Unrealized Depreciation	(30,341,485)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 124.2%

REPURCHASE AGREEMENTS(a) - 34.0%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $297,420,917
(Cost $297,377,323)	297,377,323	297,377,323

U.S. TREASURY OBLIGATIONS(b) - 90.2%
U.S. Treasury Bills
5.10%, 9/5/2023(c)	25,000,000	24,985,507
4.84%, 9/7/2023(c)	50,000,000	49,956,094
5.02%, 9/12/2023(c)	25,000,000	24,959,877
4.66%, 9/14/2023(c)	75,000,000	74,858,151
5.23%, 9/19/2023(c)	50,000,000	49,868,250
4.74%, 9/21/2023(c)	100,000,000	99,707,500
4.80%, 9/28/2023(c)	25,000,000	24,901,141
5.30%, 10/3/2023(c)	25,000,000	24,882,778
4.84%, 10/12/2023(c)	50,000,000	49,698,337
5.32%, 10/26/2023(c)	50,000,000	49,595,903
5.22%, 11/2/2023(c)	75,000,000	74,318,646
5.20%, 11/9/2023(c)	25,000,000	24,746,940
5.34%, 11/21/2023(c)	35,000,000	34,584,790
5.38%, 11/24/2023(c)	50,000,000	49,380,772
5.39%, 12/5/2023(c)	35,000,000	34,511,294
5.36%, 12/7/2023(c)	25,000,000	24,646,062
5.38%, 12/12/2023(c)	35,000,000	34,474,540
5.35%, 1/4/2024(c)	40,000,000	39,266,320
TOTAL U.S. TREASURY OBLIGATIONS (Cost $789,494,102)		789,342,902

TOTAL SHORT-TERM INVESTMENTS (Cost $1,086,871,425)		1,086,720,225
Total Investments - 124.2% (Cost $1,086,871,425)		1,086,720,225
Liabilities in excess of other assets - (24.2%)		(211,587,869)
Net Assets - 100.0%		875,132,356

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.
(b)	All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $355,074,198.
(c)	The rate shown was the current yield as of August 31, 2023.

UltraShort S&P500®

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of August 31, 2023:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation

S&P 500 E-Mini Index	144	9/15/2023	U.S. Dollar	$32,515,200	$(364,741)

Swap Agreements

UltraShort S&P500® had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(141,892,122)	3/6/2025	Bank of America NA	(5.63)%	S&P 500®	(13,775,607)
(245,626,901)	2/11/2025	BNP Paribas SA	(5.63)%	S&P 500®	(20,691,818)
(270,617,368)	4/8/2024	Citibank NA	(5.81)%	S&P 500®	(65,491,200)
(223,575,428)	11/7/2024	Goldman Sachs International	(5.68)%	S&P 500®	(40,929,123)
(232,762,039)	3/6/2024	J.P. Morgan Securities	(5.48)%	S&P 500®	(56,099,039)
(148,108,185)	4/10/2025	Morgan Stanley & Co. International plc	(5.13)%	S&P 500®	2,253,200
(187,775,593)	11/14/2024	Societe Generale	(5.68)%	S&P 500®	(29,236,431)
(267,514,565)	11/7/2024	UBS AG	(5.48)%	S&P 500®	(27,414,630)
(1,717,872,201)					(251,384,648)
				Total Unrealized Appreciation	2,253,200
				Total Unrealized Depreciation	(253,637,848)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Semiconductors

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 106.9%

REPURCHASE AGREEMENTS(a) - 106.9%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $7,043,181
(Cost $7,042,150)	7,042,150	7,042,150

Total Investments - 106.9% (Cost $7,042,150)		7,042,150
Liabilities in excess of other assets - (6.9%)		(451,619)
Net Assets - 100.0%		6,590,531

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)

(4,834,293)	3/6/2025	Bank of America NA	(5.53)%	Dow Jones U.S. SemiconductorsSM Index[c]	(971,250)
(1,587,380)	11/6/2023	BNP Paribas SA	(5.43)%	Dow Jones U.S. SemiconductorsSM Index[c]	(1,522,450)
(731,844)	3/6/2024	Goldman Sachs International	(5.43)%	Dow Jones U.S. SemiconductorsSM Index[c]	(481,404)
(1,979,071)	3/6/2025	J.P. Morgan Securities	(5.53)%	Dow Jones U.S. SemiconductorsSM Index[c]	(1,217,480)
(1,597,687)	4/7/2025	Morgan Stanley & Co. International plc	(4.98)%	Dow Jones U.S. SemiconductorsSM Index[c]	208,015
(803,997)	11/14/2024	Societe Generale	(5.53)%	Dow Jones U.S. SemiconductorsSM Index[c]	(589,512)
(1,628,610)	3/6/2024	UBS AG	(5.43)%	Dow Jones U.S. SemiconductorsSM Index[c]	(1,436,011)
(13,162,882)					(6,010,092)
				Total Unrealized Appreciation	208,015
				Total Unrealized Depreciation	(6,218,107)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

UltraShort SmallCap600

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 90.5%

REPURCHASE AGREEMENTS(a) - 90.5%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $2,896,832
(Cost $2,896,408)	2,896,408	2,896,408

Total Investments - 90.5% (Cost $2,896,408)		2,896,408
Other assets less liabilities - 9.5%		304,808
Net Assets - 100.0%		3,201,216

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(1,210,941)	3/6/2024	Bank of America NA	(5.53)%	S&P SmallCap 600®	(154,834)
(1,090,705)	3/6/2024	Morgan Stanley & Co. International plc	(4.98)%	S&P SmallCap 600®	(52,785)
(2,159,326)	3/6/2025	Societe Generale	(5.18)%	S&P SmallCap 600®	(55,424)
(1,940,940)	11/7/2024	UBS AG	(5.18)%	S&P SmallCap 600®	34,777
(6,401,912)					(228,266)
				Total Unrealized Appreciation	34,777
				Total Unrealized Depreciation	(263,043)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

UltraShort Technology

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 100.4%

REPURCHASE AGREEMENTS(a) - 100.4%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $3,857,791
(Cost $3,857,226)	3,857,226	3,857,226

Total Investments - 100.4% (Cost $3,857,226)		3,857,226
Liabilities in excess of other assets - (0.4%)		(14,729)
Net Assets - 100.0%		3,842,497

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Technology had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Depreciation ($)
(930,830)	3/6/2025	Bank of America NA	(5.53)%	S&P Technology Select Sector Index[c]	(182,584)
(3,267,618)	3/6/2025	BNP Paribas SA	(5.53)%	S&P Technology Select Sector Index[c]	(637,755)
(45,923)	4/7/2025	Citibank NA	(5.18)%	S&P Technology Select Sector Index[c]	(5,703)
(828,385)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Technology Select Sector Index[c]	(188,509)
(754,201)	3/6/2025	J.P. Morgan Securities	(5.48)%	S&P Technology Select Sector Index[c]	(4,700)
(989,117)	3/6/2025	Societe Generale	(5.43)%	S&P Technology Select Sector Index[c]	(638,779)
(863,711)	3/6/2025	UBS AG	(5.18)%	S&P Technology Select Sector Index[c]	(526,089)
(7,679,785)					(2,184,119)
				Total Unrealized Depreciation	(2,184,119)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

UltraShort Utilities

Schedule of Portfolio Investments

August 31, 2023 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 64.0%

REPURCHASE AGREEMENTS(a) - 64.0%
Repurchase Agreements with various counterparties, rates 5.15% - 5.29%, dated 8/31/2023, due 9/1/2023, total to be received $1,729,454
(Cost $1,729,202)	1,729,202	1,729,202

Total Investments - 64.0% (Cost $1,729,202)		1,729,202
Other assets less liabilities - 36.0%		974,571
Net Assets - 100.0%		2,703,773

(a)	The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Schedules of Portfolio Investments to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

UltraShort Utilities had the following open non-exchange traded total return swap agreements as of August 31, 2023:

Notional Amount ($)	Termination Date[a]	Counterparty	Rate Paid (Received)[b]	Reference Instrument	Value and Unrealized Appreciation/ (Depreciation) ($)
(906,553)	3/6/2025	Bank of America NA	(5.13)%	S&P Utilities Select Sector Index[c]	41,855
(2,947,088)	3/6/2025	Goldman Sachs International	(5.43)%	S&P Utilities Select Sector Index[c]	71,018
(708,898)	3/6/2025	Societe Generale	(5.43)%	S&P Utilities Select Sector Index[c]	(8,716)
(833,066)	3/6/2025	UBS AG	(5.08)%	S&P Utilities Select Sector Index[c]	32,815
(5,395,605)					136,972
				Total Unrealized Appreciation	145,688
				Total Unrealized Depreciation	(8,716)

[a]	Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
[b]	Reflects the floating financing rate, as of August 31, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
[c]	See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

ProShares Trust

Notes to Schedules of portfolio investments

AUGUST 31, 2023 (UNAUDITED)

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On August 31, 2023, the Funds had interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Bank of America Securities, Inc., 5.28%, dated 08/31/2023 due 09/01/2023(a)	Barclays Capital, Inc., 5.15%, dated 08/31/2023 due 09/01/2023(b)	Barclays Capital, Inc., 5.28%, dated 08/31/2023 due 09/01/2023(c)	BNP Paribas Securities Corp., 5.25%, dated 08/31/2023 due 09/01/2023(d)	BNP Paribas Securities Corp., 5.28%, dated 08/31/2023 due 09/01/2023(e)	ING Financial Markets LLC, 5.29%, dated 08/31/2023 due 09/01/2023(f)	Total
Short 7-10 Year Treasury	$3,729,823	$110,513	$4,812,140	$2,762,832	$11,327,610	$3,066,743	$25,809,661
Short 20+ Year Treasury	15,183,592	449,884	19,589,554	11,247,105	46,113,129	12,484,285	105,067,549
Short Dow30SM	8,341,155	247,145	10,761,585	6,178,633	25,332,397	6,858,283	57,719,198
Short Financials	3,669,009	108,711	4,733,679	2,717,784	11,142,916	3,016,741	25,388,840
Short FTSE China 50	914,616	27,100	1,180,019	677,493	2,777,723	752,018	6,328,969
Short High Yield	9,924,892	294,071	12,804,890	7,351,772	30,142,268	8,160,468	68,678,361
Short MidCap400	1,323,107	39,204	1,707,045	980,079	4,018,325	1,087,888	9,155,648
Short MSCI EAFE	4,600,468	136,310	5,935,427	3,407,754	13,971,789	3,782,607	31,834,355
Short MSCI Emerging Markets	3,357,155	99,471	4,331,331	2,486,781	10,195,803	2,760,327	23,230,868
Short QQQ	42,318,432	1,253,880	54,598,360	31,346,987	128,522,645	34,795,155	292,835,459
Short Real Estate	5,254,880	155,700	6,779,737	3,892,504	15,959,267	4,320,680	36,362,768
Short Russell2000	2,209,839	65,476	2,851,087	1,636,918	6,711,364	1,816,979	15,291,663
Short S&P500®	50,787,413	1,504,813	65,524,863	37,620,306	154,243,255	41,758,539	351,439,189
Short SmallCap600	1,622,261	48,067	2,093,008	1,201,675	4,926,869	1,333,860	11,225,740
Ultra 7-10 Year Treasury	1,674,444	49,613	2,160,333	1,240,329	5,085,348	1,376,764	11,586,831
Ultra 20+ Year Treasury	8,357,252	247,622	10,782,352	6,190,557	25,381,282	6,871,518	57,830,583
Ultra Communication Services	11,768	349	15,184	8,717	35,741	9,677	81,436
Ultra Consumer Discretionary	15,317	454	19,763	11,346	46,521	12,594	105,995
Ultra Consumer Staples	103,326	3,061	133,308	76,537	313,800	84,955	714,987
Ultra Dow30SM	4,354,520	129,023	5,618,111	3,225,570	13,224,839	3,580,383	30,132,446
Ultra Energy	366,791	10,868	473,227	271,697	1,113,956	301,583	2,538,122
Ultra Financials	1,328,096	39,351	1,713,482	983,775	4,033,476	1,091,990	9,190,170
Ultra FTSE China 50	1,187,677	35,190	1,532,316	879,761	3,607,018	976,535	8,218,497
Ultra FTSE Europe	347,306	10,291	448,086	257,264	1,054,781	285,563	2,403,291
Ultra Health Care	1,784,641	52,878	2,302,505	1,321,956	5,420,019	1,467,371	12,349,370
Ultra High Yield	2,857,244	84,660	3,686,357	2,116,477	8,677,556	2,349,290	19,771,584
Ultra Industrials	121,291	3,594	156,487	89,845	368,365	99,728	839,310
Ultra Materials	724,197	21,458	934,345	536,442	2,199,414	595,450	5,011,306
Ultra MidCap400	1,119,356	33,166	1,444,170	829,153	3,399,527	920,361	7,745,733
Ultra MSCI Brazil Capped	496,122	14,700	640,087	367,498	1,506,741	407,923	3,433,071
Ultra MSCI EAFE	776,296	23,001	1,001,561	575,034	2,357,640	638,288	5,371,820
Ultra MSCI Emerging Markets	1,666,019	49,363	2,149,463	1,234,088	5,059,762	1,369,838	11,528,533
Ultra MSCI Japan	464,335	13,758	599,075	343,953	1,410,203	381,787	3,213,111
Ultra Nasdaq Biotechnology	1,385,145	41,041	1,787,085	1,026,033	4,206,736	1,138,896	9,584,936
Ultra Nasdaq Cloud Computing	31,354	929	40,452	23,226	95,224	25,780	216,965
Ultra Nasdaq Cybersecurity	138,981	4,118	179,311	102,949	422,091	114,273	961,723
Ultra QQQ	6,035,413	178,828	7,786,763	4,470,676	18,329,771	4,962,450	41,763,901
Ultra Real Estate	879,851	26,070	1,135,167	651,741	2,672,139	723,432	6,088,400
Ultra Russell2000	1,879,392	55,686	2,424,752	1,392,142	5,707,782	1,545,277	13,005,031
Ultra S&P500®	28,573,537	846,624	36,864,983	21,165,583	86,778,892	23,493,798	197,723,417
Ultra Semiconductors	3,023,239	89,577	3,900,520	2,239,436	9,181,689	2,485,774	20,920,235
Ultra SmallCap600	479,744	14,215	618,957	355,367	1,457,003	394,457	3,319,743
Ultra Technology	2,565,077	76,003	3,309,410	1,900,057	7,790,235	2,109,064	17,749,846
Ultra Utilities	148,211	4,391	191,219	109,786	450,124	121,863	1,025,594
UltraPro Dow30SM	558,398	16,545	720,433	413,628	1,695,875	459,127	3,864,006
UltraPro MidCap400	135,547	4,016	174,879	100,405	411,659	111,449	937,955
UltraPro QQQ	77,509,537	2,296,579	100,001,192	57,414,472	235,399,335	63,730,065	536,351,180
UltraPro Russell2000	1,569,730	46,510	2,025,234	1,162,763	4,767,330	1,290,668	10,862,235
UltraPro S&P500®	9,393	278	12,119	6,958	28,528	7,724	65,000
UltraPro Short 20+ Year Treasury	267,549	7,927	345,186	198,184	812,556	219,985	1,851,387
UltraPro Short Dow30SM	12,936,857	383,314	16,690,863	9,582,857	39,289,712	10,636,971	89,520,574
UltraPro Short MidCap400	583,362	17,285	752,642	432,120	1,771,692	479,654	4,036,755
UltraPro Short QQQ	129,810,653	3,846,241	167,479,001	96,156,039	394,239,759	106,733,203	898,264,896
UltraPro Short Russell2000	14,121,702	418,421	18,219,526	10,460,520	42,888,132	11,611,177	97,719,478
UltraPro Short S&P500®	51,084,833	1,513,626	65,908,588	37,840,617	155,146,531	42,003,086	353,497,281
UltraShort 7-10 Year Treasury	3,349,150	99,234	4,321,005	2,480,853	10,171,496	2,753,747	23,175,485
UltraShort 20+ Year Treasury	6,937,398	205,553	8,950,486	5,138,812	21,069,134	5,704,083	48,005,466
UltraShort Consumer Discretionary	200,609	5,944	258,821	148,599	609,257	164,944	1,388,174
UltraShort Consumer Staples	146,648	4,345	189,200	108,628	445,375	120,577	1,014,773
UltraShort Dow30SM	7,962,053	235,913	10,272,474	5,897,817	24,181,048	6,546,576	55,095,881
UltraShort Energy	3,144,382	93,167	4,056,816	2,329,172	9,549,603	2,585,380	21,758,520
UltraShort Financials	2,342,155	69,397	3,021,800	1,734,930	7,113,213	1,925,772	16,207,267
UltraShort FTSE China 50	2,142,947	63,495	2,764,786	1,587,368	6,508,210	1,761,979	14,828,785
UltraShort FTSE Europe	5,609,693	166,212	7,237,507	4,155,328	17,036,843	4,612,414	38,817,997
UltraShort Health Care	101,429	3,005	130,861	75,133	308,044	83,397	701,869
UltraShort Industrials	351,773	10,423	453,850	260,572	1,068,345	289,235	2,434,198
UltraShort Materials	259,673	7,694	335,024	192,350	788,637	213,509	1,796,887
UltraShort MidCap400	307,936	9,124	397,293	228,100	935,212	253,191	2,130,856
UltraShort MSCI Brazil Capped	1,085,633	32,167	1,400,661	804,173	3,297,108	892,631	7,512,373
UltraShort MSCI EAFE	258,517	7,660	333,534	191,494	785,128	212,558	1,788,891
UltraShort MSCI Emerging Markets	788,329	23,358	1,017,086	583,948	2,394,183	648,181	5,455,085
UltraShort MSCI Japan	505,637	14,982	652,362	374,546	1,535,640	415,747	3,498,914
UltraShort Nasdaq Biotechnology	374,127	11,086	482,691	277,131	1,136,236	307,615	2,588,886
UltraShort QQQ	14,070,888	416,915	18,153,967	10,422,881	42,733,809	11,569,397	97,367,857
UltraShort Real Estate	7,751,102	229,662	10,000,308	5,741,556	23,540,380	6,373,127	53,636,135
UltraShort Russell2000	8,570,761	253,948	11,057,817	6,348,712	26,029,718	7,047,070	59,308,026
UltraShort S&P500®	42,974,789	1,273,328	55,445,178	31,833,177	130,516,025	35,334,826	297,377,323
UltraShort Semiconductors	1,017,680	30,153	1,312,989	753,837	3,090,732	836,759	7,042,150
UltraShort SmallCap600	418,568	12,402	540,027	310,050	1,271,205	344,156	2,896,408
UltraShort Technology	557,418	16,516	719,169	412,903	1,692,898	458,322	3,857,226
UltraShort Utilities	249,892	7,404	322,405	185,105	758,930	205,466	1,729,202
	$626,199,332	$18,554,056	$807,909,336	$463,851,356	$1,901,790,553	$514,875,003	$4,333,179,636

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at August 31, 2023 as follows:

(a)  U.S. Treasury Bonds, 1.88% to 4%, due 11/15/2042 to 11/15/2052; U.S. Treasury Notes, 0.63% to 1.38%, due 1/15/2026 to 7/15/2033 which had an aggregate value at the Trust level of $688,500,122.

(b)  U.S. Treasury Notes, 3.5%, due 2/15/2033, which had an aggregate value at the Trust level of $20,400,041.

(c)  U.S. Treasury Notes, 0.63% to 3.50%, due 5/15/2025 to 2/15/2032, which had an aggregate value at the Trust level of $888,288,410.

(d)  U.S. Treasury Bills, 0%, due 10/17/2023 to 7/11/2024; U.S. Treasury Bonds, 0% to 3.38%, due 11/15/2023 to 2/15/2053; U.S. Treasury Notes, 0.13% to 4.38%, due 4/15/2025 to 1/15/2032, which had an aggregate value at the Trust level of $510,000,002.

(e)  U.S. Treasury Bonds, 0% to 6.25%, due 4/15/2028 to 2/15/2051; U.S. Treasury Notes, 0.38% to 5.61%, due 1/31/2025 to 1/15/2029; which had an aggregate value at the Trust level of $2,091,000,025.

(f)  Federal Home Loan Bank, 0% to 5.36%, due 2/7/2024 to 8/8/2030; Federal Home Loan Mortgage Corp., 0% to 5%, due 10/30/2024 to 3/15/2031; Federal National Mortgage Association, 6.63%, due 11/15/2030; U.S. Treasury Bills, 0%, due 9/19/2023 to 2/22/2024; U.S. Treasury Bills, 0%, due 9/19/2023 to 1/25/2024; U.S. Treasury Bonds, 0.75% to 4.25%, due 5/15/2039 to 2/15/2052; U.S. Treasury Notes, 0.25% to 4.75%, due 8/15/2024 to 2/15/2033, which had an aggregate value at the Trust level of $566,100,577.